Schedule of Investments Core Bond Fund^

(Unaudited) January 31, 2022

PRINCIPAL AMOUNT		VALUE

U.S. Treasury Obligations 30.1%
	U.S. Treasury Bonds
$3,470,000	5.00%, due 5/15/2037	$4,892,429
3,390,000	3.50%, due 2/15/2039	4,108,786
3,045,000	1.13%, due 5/15/2040	2,569,100
6,215,000	2.25%, due 5/15/2041 – 8/15/2046	6,291,045
14,495,000	2.00%, due 11/15/2041 – 8/15/2051	14,133,525
11,850,000	3.13%, due 2/15/2042 – 8/15/2044	13,785,184
1,695,000	3.63%, due 2/15/2044	2,123,252
1,275,000	2.75%, due 8/15/2047	1,423,667
1,545,000	3.00%, due 2/15/2048	1,810,004
1,025,000	2.38%, due 5/15/2051	1,085,059
	U.S. Treasury Notes
44,025,000	1.88%, due 7/31/2022	44,327,672
765,000	0.25%, due 5/15/2024	747,787
15,160,000	0.38%, due 8/15/2024 – 11/30/2025	14,619,544
3,445,000	2.88%, due 5/31/2025 – 8/15/2028	3,639,547
1,260,000	0.63%, due 7/31/2026	1,207,287
18,000,000	0.88%, due 9/30/2026	17,412,890
4,365,000	1.50%, due 1/31/2027 – 11/30/2028	4,325,134
25,555,000	0.50%, due 10/31/2027	23,892,927
2,000,000	1.75%, due 1/31/2029	2,000,937
3,151,000	1.25%, due 8/15/2031	3,006,743
19,465,000	1.38%, due 11/15/2031	18,756,352

Total U.S. Treasury Obligations (Cost $189,794,510)		186,158,871

U.S. Government Agency Securities 0.5%
1,160,000	Federal Home Loan Bank, 5.50%, due 7/15/2036	1,627,007
455,000	Federal National Mortgage Association, 5.63%, due 7/15/2037	656,413
700,000	Tennessee Valley Authority, 5.25%, due 9/15/2039	957,992

Total U.S. Government Agency Securities (Cost $2,833,796)		3,241,412

Mortgage-Backed Securities 40.6%
Collateralized Mortgage Obligations 5.5%
	Angel Oak Mortgage Trust
283,694	Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	283,459	(a)(b)
1,373,995	Ser. 2021-3, Class A1, 1.07%, due 5/25/2066	1,353,116	(a)(b)
475,658	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	478,028	(a)(b)
	Connecticut Avenue Securities Trust
702,000	Ser. 2021-R01, Class 1M2, (SOFR30A + 1.55%), 1.60%, due 10/25/2041	703,318	(b)(c)
1,575,000	Ser. 2022-R01, Class 1M2, (SOFR30A + 1.90%), 1.95%, due 12/25/2041	1,577,823	(b)(c)
435,000	Ellington Financial Mortgage Trust, Ser. 2022-1, Class A1, 2.21%, due 2/25/2026	434,184	(a)(b)
	Fannie Mae Connecticut Avenue Securities
1,948,231	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 3.11%, due 10/25/2029	1,995,242	(c)
1,172,594	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.36%, due 7/25/2030	1,187,296	(c)
2,222,783	Fannie Mae Interest Strip, Ser. 418, Class C24, 4.00%, due 8/25/2043	376,327	(d)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Fannie Mae Real Estate Mortgage Investment Conduits
$2,163,709	Ser. 2012-15, Class S, (5.95% - 1M USD LIBOR), 5.84%, due 3/25/2042	$414,301	(c)(d)
1,868,596	Ser. 2012-70, Class HS, (6.00% - 1M USD LIBOR), 5.89%, due 7/25/2042	337,950	(c)(d)
882,260	Ser. 2012-140, Class PI, 3.50%, due 12/25/2042	133,402	(d)
1,039,631	Ser. 2017-100, Class S, (6.15% - 1M USD LIBOR), 6.04%, due 12/25/2042	199,091	(c)(d)
2,039,073	Ser. 2013-6, Class SB, (6.10% - 1M USD LIBOR), 5.99%, due 2/25/2043	379,992	(c)(d)
1,130,679	Ser. 2013-18, Class PS, (6.10% - 1M USD LIBOR), 5.99%, due 3/25/2043	206,863	(c)(d)
1,771,871	Ser. 2015-32, Class SA, (6.20% - 1M USD LIBOR), 6.09%, due 5/25/2045	359,347	(c)(d)
1,109,381	Ser. 2016-32, Class LI, 3.50%, due 6/25/2046	179,731	(d)
479,992	Ser. 2016-40, Class SA, (5.85% - 1M USD LIBOR), 5.74%, due 7/25/2046	79,907	(c)(d)
1,745,531	Ser. 2016-95, Class US, (6.00% - 1M USD LIBOR), 5.89%, due 12/25/2046	305,831	(c)(d)
2,358,985	Ser. 2018-7, Class CI, 4.00%, due 2/25/2048	340,306	(d)
1,267,204	Ser. 2020-52, Class GI, 4.50%, due 8/25/2050	245,667	(d)
	Freddie Mac Real Estate Mortgage Investment Conduits
1,858,188	Ser. 4018, Class HS, (6.45% - 1M USD LIBOR), 6.34%, due 3/15/2042	368,433	(c)(d)
995,831	Ser. 4120, Class SV, (6.15% - 1M USD LIBOR), 6.04%, due 10/15/2042	172,988	(c)(d)
1,109,155	Ser. 4159, Class KS, (6.15% - 1M USD LIBOR), 6.04%, due 1/15/2043	223,850	(c)(d)
740,514	Ser. 4385, Class IA, 4.50%, due 9/15/2044	95,041	(d)
1,564,656	Ser. 4572, Class SA, (6.05% - 1M USD LIBOR), 5.94%, due 4/15/2046	278,833	(c)(d)
1,368,298	Ser. 4623, Class MS, (6.00% - 1M USD LIBOR), 5.89%, due 10/15/2046	297,744	(c)(d)
875,829	Freddie Mac Strips, Ser. 312, Class S1, (5.95% - 1M USD LIBOR), 5.84%, due 9/15/2043	151,489	(c)(d)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Freddie Mac Structured Agency Credit Risk Debt Notes
$788,396	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.36%, due 7/25/2029	$805,462	(c)
710,977	Ser. 2017-DNA3, Class M2, (1M USD LIBOR + 2.50%), 2.61%, due 3/25/2030	721,662	(c)
1,657,666	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.46%, due 4/25/2030	1,683,617	(c)
734,410	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 2.41%, due 9/25/2030	744,755	(c)
2,236,609	Ser. 2019-CS03, Class M1, (1M USD LIBOR + 0.00%), 0.11%, due 10/25/2032	2,235,031	(b)(c)
2,907,000	Ser. 2021-DNA7, Class M1, (SOFR30A + 0.85%), 0.90%, due 11/25/2041	2,902,326	(b)(c)
	GCAT Trust
527,514	Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	527,069	(a)(b)
1,631,968	Ser. 2021-NQM5, Class A1, 1.26%, due 7/25/2066	1,595,031	(a)(b)
	Government National Mortgage Association
1,973,271	Ser. 2013-5, Class BI, 3.50%, due 1/20/2043	344,707	(d)
2,285,023	Ser. 2013-23, Class IT, 3.50%, due 2/20/2043	404,232	(d)
911,770	Ser. 2018-124, Class DS, (6.10% - 1M USD LIBOR), 5.99%, due 12/16/2043	165,588	(c)(d)
1,223,768	Ser. 2016-77, Class TS, (6.15% - 1M USD LIBOR), 6.05%, due 12/20/2044	201,246	(c)(d)
1,202,994	Ser. 2019-22, Class SA, (5.60% - 1M USD LIBOR), 5.50%, due 2/20/2045	173,862	(c)(d)
1,624,050	Ser. 2018-7, Class SA, (6.20% - 1M USD LIBOR), 6.10%, due 1/20/2048	263,858	(c)(d)
3,502,703	Ser. 2020-173, Class MI, 2.50%, due 11/20/2050	422,095	(d)
3,668,444	Ser. 2021-116, Class IA, 2.50%, due 6/20/2051	453,914	(d)
245,466	New Residential Mortgage Loan Trust, Ser. 2019-NQM5, Class A1, 2.71%, due 11/25/2059	245,131	(a)(b)
	Starwood Mortgage Residential Trust
130,141	Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	130,658	(a)(b)
1,246,520	Ser. 2021-3, Class A1, 1.13%, due 6/25/2056	1,221,897	(a)(b)
1,529,483	Ser. 2021-6, Class A1, 1.92%, due 11/25/2066	1,510,814	(a)(b)
	Verus Securitization Trust
239,252	Ser. 2019-4, Class A1, 2.64%, due 11/25/2059	241,155	(b)(e)
1,512,722	Ser. 2021-3, Class A1, 1.05%, due 6/25/2066	1,488,221	(a)(b)
2,141,112	Ser. 2021-6, Class A1, 1.63%, due 10/25/2066	2,113,402	(a)(b)
		33,755,292
Commercial Mortgage-Backed 6.6%
1,834,000	BB-UBS Trust, Ser. 2012-SHOW, Class A , 3.43%, due 11/5/2036	1,882,631	(b)
	Benchmark Mortgage Trust
11,143,109	Ser. 2021-B26, Class XA, 1.00%, due 6/15/2054	708,781	(a)(d)
404,000	Ser. 2021-B31, Class D, 2.25%, due 12/15/2054	335,257	(b)
601,000	Ser. 2021-B31, Class C, 3.20%, due 12/15/2054	601,423	(a)
1,600,000	BX Commercial Mortgage Trust, Ser. 2021-VOLT, Class D, (1M USD LIBOR + 1.65%), 1.76%, due 9/15/2036	1,583,964	(b)(c)
	BX Trust
963,000	Ser. 2021-SDMF, Class E, (1M USD LIBOR + 1.59%), 1.69%, due 9/15/2034	940,995	(b)(c)
1,858,000	Ser. 2019-OC11, Class A, 3.20%, due 12/9/2041	1,913,406	(b)
295,022	CD Mortgage Trust, Ser. 2018-CD7, Class A1, 3.28%, due 8/15/2051	298,300

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Citigroup Commercial Mortgage Trust
$1,093,000	Ser. 2013-GC11, Class B, 3.73%, due 4/10/2046	$1,113,891	(a)
330,000	Ser. 2013-GC17, Class B, 5.10%, due 11/10/2046	341,155	(a)
745,000	Ser. 2014-GC23, Class B, 4.18%, due 7/10/2047	774,345	(a)
4,256,047	Ser. 2014-GC25, Class XA, 0.96%, due 10/10/2047	90,786	(a)(d)
2,176,126	Ser. 2015-GC27, Class XA, 1.33%, due 2/10/2048	72,342	(a)(d)
945,000	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	994,301
520,000	Ser. 2018-C6, Class A4, 4.41%, due 11/10/2051	581,190
	Commercial Mortgage Trust
1,060,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	1,066,798
1,000,000	Ser. 2013-LC6, Class B, 3.74%, due 1/10/2046	1,014,191
500,000	Ser. 2014-CR15, Class B, 4.64%, due 2/10/2047	523,320	(a)
5,063,742	Ser. 2014-CR16, Class XA, 0.96%, due 4/10/2047	92,184	(a)(d)
2,718,641	Ser. 2014-LC15, Class XA, 1.06%, due 4/10/2047	49,383	(a)(d)
900,000	Ser. 2014-LC15, Class AM, 4.20%, due 4/10/2047	935,661
4,942,860	Ser. 2014-CR17, Class XA, 0.96%, due 5/10/2047	88,042	(a)(d)
3,012,852	Ser. 2014-UBS3, Class XA, 1.06%, due 6/10/2047	60,093	(a)(d)
16,368,266	Ser. 2014-CR18, Class XA, 1.00%, due 7/15/2047	321,681	(a)(d)
3,799,810	Ser. 2014-UBS6, Class XA, 0.86%, due 12/10/2047	77,604	(a)(d)
485,000	Ser. 2014-CR21, Class AM, 3.99%, due 12/10/2047	501,662
1,105,000	Ser. 2015-LC21, Class A4, 3.71%, due 7/10/2048	1,158,778
	CSAIL Commercial Mortgage Trust
22,327,409	Ser. 2016-C5, Class XA, 0.93%, due 11/15/2048	641,357	(a)(d)
353,000	Ser. 2016-C7, Class A5, 3.50%, due 11/15/2049	370,924
841,000	Ser. 2015-C1, Class B, 4.04%, due 4/15/2050	848,948	(a)
1,280,000	Ser. 2017-CX9, Class A5, 3.45%, due 9/15/2050	1,343,419
1,050,000	Ser. 2019-C15, Class A4, 4.05%, due 3/15/2052	1,146,196
	Freddie Mac Multifamily Structured Pass Through Certificates
24,595,042	Ser. KW03, Class X1, 0.84%, due 6/25/2027	809,066	(a)(d)
63,186,000	Ser. K088, Class XAM, 0.42%, due 1/25/2029	1,874,179	(a)(d)
22,951,831	Ser. K090, Class X1, 0.71%, due 2/25/2029	1,060,877	(a)(d)
10,000,000	Ser. K098, Class XAM, 1.39%, due 8/25/2029	965,215	(a)(d)
	GS Mortgage Securities Trust
770,000	Ser. 2012-GCJ9, Class B, 3.75%, due 11/10/2045	779,141	(b)
8,362,385	Ser. 2014-GC18, Class XA, 0.97%, due 1/10/2047	140,976	(a)(d)
1,200,000	Ser. 2019-GSA1, Class A4, 3.05%, due 11/10/2052	1,240,141
895,000	Hilton USA Trust, Ser. 2016-HHV, Class A, 3.72%, due 11/5/2038	936,721	(b)
1,515,000	Hudson Yards Mortgage Trust, Ser. 2019-55HY, Class A, 2.94%, due 12/10/2041	1,555,353	(a)(b)
	JP Morgan Chase Commercial Mortgage Securities Trust
927,000	Ser. 2012-HSBC, Class C, 4.02%, due 7/5/2032	932,294	(b)
736,000	Ser. 2022-OPO, Class B, 3.38%, due 1/5/2039	751,027	(b)
765,000	JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Class AS, 4.02%, due 12/15/2048	801,547
633,000	Manhattan West Mortgage Trust, Ser. 2020-1MW, Class A, 2.13%, due 9/10/2039	623,222	(b)
3,363,253	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2014-C16, Class XA, 0.98%, due 6/15/2047	54,571	(a)(d)
1,000,000	Morgan Stanley Capital I Trust, Ser. 2017-H1, Class A5, 3.53%, due 6/15/2050	1,057,905
780,342	UBS Commercial Mortgage Trust, Ser. 2018-C14, Class A1, 3.38%, due 12/15/2051	789,814

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Wells Fargo Commercial Mortgage Trust
$500,000	Ser. 2015-C29, Class A4, 3.64%, due 6/15/2048	$523,400
670,000	Ser. 2015-NXS4, Class C, 4.69%, due 12/15/2048	701,025	(a)
225,000	Ser. 2016-LC24, Class A4, 2.94%, due 10/15/2049	231,734
14,952	Ser. 2017-C39, Class A1, 1.98%, due 9/15/2050	14,947
375,000	Ser. 2018-C46, Class A4, 4.15%, due 8/15/2051	411,697
	WF-RBS Commercial Mortgage Trust
1,000,000	Ser. 2012-C8, Class B, 4.31%, due 8/15/2045	1,008,176
5,207,240	Ser. 2014-C25, Class XA, 0.80%, due 11/15/2047	102,219	(a)(d)
12,406,728	Ser. 2014-C22, Class XA, 0.79%, due 9/15/2057	204,788	(a)(d)
560,000	Ser. 2014-C22, Class AS, 4.07%, due 9/15/2057	584,082	(a)
		40,627,125
Fannie Mae 12.0%
	Pass-Through Certificates
11,733,426	2.00%, due 6/1/2036 – 1/1/2052	11,468,759
16,981,652	2.50%, due 8/1/2050 – 10/1/2051	16,977,202
20,211,532	3.00%, due 10/1/2041 – 7/1/2051	20,756,468
12,720,253	3.50%, due 12/1/2041 – 8/1/2051	13,373,745
8,216,208	4.00%, due 1/1/2041 – 11/1/2048	8,800,722
2,434,052	4.50%, due 4/1/2034 – 5/1/2050	2,626,135
493,434	5.00%, due 6/1/2033 – 9/1/2041	551,581
		74,554,612
Freddie Mac 6.4%
	Pass-Through Certificates
4,528,443	2.00%, due 5/1/2036 – 6/1/2051	4,457,420
13,530,278	2.50%, due 7/1/2050 – 1/1/2052	13,525,792
8,396,968	3.00%, due 8/1/2046 – 5/1/2051	8,629,156
6,529,199	3.50%, due 7/1/2042 – 9/1/2051	6,868,151
4,818,739	4.00%, due 11/1/2040 – 2/1/2048	5,161,717
962,649	4.50%, due 6/1/2039 – 6/1/2050	1,044,761
48,069	5.00%, due 5/1/2023 – 5/1/2041	53,622
		39,740,619
Ginnie Mae 4.7%
	Pass-Through Certificates
3,585,093	2.00%, due 2/20/2051 – 12/20/2051	3,548,648
6,888,182	2.50%, due 2/20/2051 – 12/20/2051	6,940,336
1,593,884	3.50%, due 1/20/2043 – 12/20/2050	1,668,721
87,289	4.00%, due 2/20/2050	91,393
2,710,000	2.50%, TBA, 30 Year Maturity	2,726,938	(f)
13,975,000	3.00%, TBA, 30 Year Maturity	14,304,723	(f)
		29,280,759

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Uniform Mortgage-Backed Securities 5.4%
	Pass-Through Certificates
$1,025,000	2.00%, TBA, 15 Year Maturity	$1,029,785	(f)
14,435,000	2.50%, TBA, 30 Year Maturity	14,410,190	(f)
375,000	4.00%, TBA, 30 Year Maturity	396,181	(f)
2,110,000	2.00%, TBA, 30 Year Maturity	2,056,920	(f)
12,935,000	3.00%, TBA, 30 Year Maturity	13,213,911	(f)
2,025,000	3.50%, TBA, 30 Year Maturity	2,109,797	(f)
		33,216,784

	Total Mortgage-Backed Securities (Cost $259,398,423)	251,175,191

Corporate Bonds 27.5%
Aerospace & Defense 0.6%
	Boeing Co.
365,000	3.90%, due 5/1/2049	357,860
2,595,000	5.81%, due 5/1/2050	3,262,735	(e)(g)
		3,620,595
Agriculture 0.8%
1,000,000	Altria Group, Inc., 3.88%, due 9/16/2046	894,304
	BAT Capital Corp.
1,410,000	4.91%, due 4/2/2030	1,537,293
960,000	3.73%, due 9/25/2040	863,900
1,960,000	BAT Int’l Finance PLC, 1.67%, due 3/25/2026	1,887,855	(g)
		5,183,352
Airlines 1.4%
5,345,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	5,545,321	(b)(g)
2,979,616	United Airlines Pass Through Trust, Ser. 2020-1, Class A, 5.88%, due 10/15/2027	3,204,981
		8,750,302
Auto Manufacturers 1.2%
1,525,000	General Motors Co., 6.13%, due 10/1/2025	1,719,298	(g)
	General Motors Financial Co., Inc.
1,000,000	5.10%, due 1/17/2024	1,059,883
1,530,000	3.60%, due 6/21/2030	1,568,600
	Volkswagen Group of America Finance LLC
1,620,000	2.70%, due 9/26/2022	1,637,295	(b)
1,610,000	3.35%, due 5/13/2025	1,669,576	(b)
		7,654,652
Banks 7.6%
1,000,000	ABN AMRO Bank NV, 3.32%, due 3/13/2037	957,747	(b)(h)
2,600,000	Banco Santander SA, 1.85%, due 3/25/2026	2,533,023	(g)
	Bank of America Corp.
2,520,000	3.56%, due 4/23/2027	2,636,761	(h)
1,410,000	3.97%, due 3/5/2029	1,504,616	(h)
860,000	2.50%, due 2/13/2031	835,653	(h)
1,440,000	Barclays PLC, 2.85%, due 5/7/2026	1,454,515	(h)
1,130,000	BNP Paribas SA, 3.05%, due 1/13/2031	1,122,882	(b)(h)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Citigroup, Inc.
$2,520,000	1.12%, due 1/28/2027	$2,404,199	(g)(h)
1,300,000	3.89%, due 1/10/2028	1,378,327	(h)
695,000	3.52%, due 10/27/2028	726,479	(h)
1,070,000	2.98%, due 11/5/2030	1,076,145	(h)
	Credit Suisse Group AG
1,080,000	4.19%, due 4/1/2031	1,148,319	(b)(h)
1,300,000	3.09%, due 5/14/2032	1,262,562	(b)(h)
860,000	Development Bank of Japan, Inc., 0.50%, due 3/4/2024	843,612	(b)
	Goldman Sachs Group, Inc.
1,620,000	2.62%, due 4/22/2032	1,569,484	(g)(h)
1,765,000	2.38%, due 7/21/2032	1,671,405	(g)(h)
465,000	4.02%, due 10/31/2038	502,971	(h)
550,000	5.15%, due 5/22/2045	668,726
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,419,822	(h)(i)
	JPMorgan Chase & Co.
575,000	4.49%, due 3/24/2031	642,738	(h)
2,090,000	2.58%, due 4/22/2032	2,031,799	(g)(h)
1,330,000	3.11%, due 4/22/2041	1,293,873	(h)
	Lloyds Banking Group PLC
1,070,000	1.33%, due 6/15/2023	1,070,090	(g)(h)
2,520,000	1.63%, due 5/11/2027	2,428,603	(h)
1,330,000	3.37%, due 12/14/2046	1,218,608	(h)
	Morgan Stanley
2,245,000	0.79%, due 1/22/2025	2,199,490	(g)(h)
2,355,000	3.59%, due 7/22/2028	2,471,180	(g)(h)
2,455,000	2.70%, due 1/22/2031	2,434,440	(h)
1,950,000	Natwest Group PLC, 3.03%, due 11/28/2035	1,854,612	(g)(h)
1,695,000	Societe Generale SA, 3.34%, due 1/21/2033	1,652,135	(b)(h)
	Wells Fargo & Co.
1,505,000	2.57%, due 2/11/2031	1,480,268	(h)
540,000	5.01%, due 4/4/2051	691,704	(h)
		47,186,788
Beverages 0.6%
	Anheuser-Busch InBev Worldwide, Inc.
865,000	4.60%, due 4/15/2048	989,800
730,000	4.75%, due 4/15/2058	842,534
610,000	5.80%, due 1/23/2059	812,602
1,330,000	Constellation Brands, Inc., 2.25%, due 8/1/2031	1,258,273
		3,903,209
Computers 0.5%
1,155,000	Apple, Inc., 4.65%, due 2/23/2046	1,420,084
1,200,000	Dell Int’l LLC/EMC Corp., 6.02%, due 6/15/2026	1,361,887
481,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	502,813
		3,284,784

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Diversified Financial Services 1.3%
	AerCap Ireland Capital Designated Activity Co./AerCap Global Aviation Trust
$1,700,000	4.45%, due 10/1/2025	$1,792,948	(g)
1,500,000	1.75%, due 1/30/2026	1,441,596
1,290,000	3.30%, due 1/30/2032	1,259,352
	Air Lease Corp.
1,210,000	2.30%, due 2/1/2025	1,205,504
1,000,000	3.13%, due 12/1/2030	972,187
1,330,000	Synchrony Financial, 2.88%, due 10/28/2031	1,269,074
		7,940,661
Electric 0.7%
1,330,000	Duke Energy Corp., 2.55%, due 6/15/2031	1,286,023
995,000	Exelon Corp., 4.70%, due 4/15/2050	1,179,221
	Pacific Gas and Electric Co.
1,005,000	2.50%, due 2/1/2031	918,730
1,000,000	3.30%, due 8/1/2040	867,764
		4,251,738
Food 0.5%
1,415,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	1,614,083	(b)(g)
1,198,000	Sysco Corp., 6.60%, due 4/1/2050	1,747,170	(e)
		3,361,253
Gas 0.3%
1,705,000	Southern Co. Gas Capital Corp., 3.15%, due 9/30/2051	1,588,846
Healthcare - Services 0.6%
	HCA, Inc.
1,000,000	4.50%, due 2/15/2027	1,076,662
940,000	5.25%, due 6/15/2049	1,107,437
885,000	Roche Holdings, Inc., 2.61%, due 12/13/2051	811,314	(b)
855,000	UnitedHealth Group, Inc., 3.25%, due 5/15/2051	851,793
		3,847,206
Insurance 0.2%
1,015,000	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	1,194,589
Media 1.1%
3,275,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	3,344,787	(g)
1,115,000	Fox Corp., 5.58%, due 1/25/2049	1,405,647	(g)
	ViacomCBS, Inc.
815,000	4.95%, due 1/15/2031	927,586
1,030,000	4.20%, due 5/19/2032	1,117,642
		6,795,662
Mining 0.4%
805,000	Anglo American Capital PLC, 3.63%, due 9/11/2024	831,429	(b)
1,330,000	Freeport-McMoRan, Inc., 5.45%, due 3/15/2043	1,564,412
		2,395,841
Multi-National 0.6%
1,240,000	Asian Development Bank, 1.50%, due 1/20/2027	1,228,994
490,000	European Investment Bank, 1.38%, due 3/15/2027	483,490
2,010,000	Inter-American Development Bank, 1.50%, due 1/13/2027	1,995,973
		3,708,457
Office - Business Equipment 0.5%
2,780,000	CDW LLC/CDW Finance Corp., 3.28%, due 12/1/2028	2,757,628

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Oil & Gas 1.9%
$350,000	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	$412,614
460,000	ConocoPhillips, 4.88%, due 10/1/2047	568,521	(b)
4,450,000	Continental Resources, Inc., 2.27%, due 11/15/2026	4,300,770	(b)
1,705,000	Marathon Petroleum Corp., 4.70%, due 5/1/2025	1,833,442
	Occidental Petroleum Corp.
1,280,000	3.20%, due 8/15/2026	1,257,600
470,000	4.30%, due 8/15/2039	442,975
3,265,000	Phillips 66, 1.30%, due 2/15/2026	3,136,908	(g)
		11,952,830
Pharmaceuticals 1.4%
	AbbVie, Inc.
510,000	4.05%, due 11/21/2039	549,430
1,110,000	4.70%, due 5/14/2045	1,282,329
755,000	4.25%, due 11/21/2049	840,391
750,000	Cigna Corp., 3.20%, due 3/15/2040	721,916
	CVS Health Corp.
565,000	4.13%, due 4/1/2040	609,485
920,000	5.05%, due 3/25/2048	1,126,681
885,000	Merck & Co., Inc., 2.75%, due 12/10/2051	811,828
	Upjohn, Inc.
1,025,000	2.70%, due 6/22/2030	989,466
1,645,000	4.00%, due 6/22/2050	1,625,256
		8,556,782
Pipelines 1.0%
500,000	Enterprise Products Operating LLC, 4.25%, due 2/15/2048	531,506
1,535,000	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/2024	1,599,869
1,820,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	2,166,063
1,170,000	MPLX L.P., 4.70%, due 4/15/2048	1,275,996
530,000	Plains All American Pipeline L.P./PAA Finance Corp., 4.65%, due 10/15/2025	569,295
		6,142,729
Real Estate Investment Trusts 0.4%
	SBA Tower Trust
719,000	1.88%, due 1/15/2026	708,463	(b)
201,000	2.33%, due 1/15/2028	201,596	(b)
1,826,000	2.59%, due 10/15/2031	1,818,003	(b)(g)
		2,728,062
Retail 0.5%
	Home Depot, Inc.
1,380,000	1.88%, due 9/15/2031	1,305,071
1,500,000	3.30%, due 4/15/2040	1,526,690	(g)
		2,831,761
Semiconductors 1.0%
	Broadcom, Inc.
1,000,000	5.00%, due 4/15/2030	1,118,318
1,650,000	4.15%, due 11/15/2030	1,755,689	(g)
1,950,000	3.50%, due 2/15/2041	1,851,565	(b)(g)
1,515,000	Microchip Technology, Inc., 4.33%, due 6/1/2023	1,565,935	(g)
		6,291,507

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Software 0.4%
	Oracle Corp.
$1,505,000	2.88%, due 3/25/2031	$1,452,548	(g)
885,000	4.00%, due 7/15/2046	839,655
		2,292,203
Telecommunications 2.0%
	AT&T, Inc.
1,415,000	3.65%, due 6/1/2051	1,383,218
875,000	3.50%, due 9/15/2053	831,448
344,000	3.55%, due 9/15/2055	324,808
1,686,000	3.65%, due 9/15/2059	1,595,326
	T-Mobile USA, Inc.
555,000	4.38%, due 4/15/2040	595,474
1,420,000	4.50%, due 4/15/2050	1,555,737
1,620,000	3.40%, due 10/15/2052	1,490,594	(b)
3,680,000	Verizon Communications, Inc., 2.36%, due 3/15/2032	3,494,612	(b)
750,000	Vodafone Group PLC, 4.88%, due 6/19/2049	872,190
		12,143,407

	Total Corporate Bonds (Cost $169,421,711)	170,364,844

Asset-Backed Securities 8.2%
1,140,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	1,165,310	(b)
1,078,962	Aqua Finance Trust, Ser. 2021-A, Class A, 1.54%, due 7/17/2046	1,059,734	(b)
800,000	ASSURANT CLO Ltd., Ser. 2019-5A, Class A1, (3M USD LIBOR + 1.39%), 1.63%, due 1/15/2033	801,631	(b)(c)
	Avis Budget Rental Car Funding (AESOP) LLC
3,200,000	Ser. 2021-2A, Class A, 1.66%, due 2/20/2028	3,124,215	(b)
723,000	Ser. 2021-2A, Class B, 1.90%, due 2/20/2028	704,433	(b)
1,523,925	Beacon Container Finance II LLC, Ser. 2021-1A, Class A, 2.25%, due 10/22/2046	1,499,018	(b)
12,094	Chase Funding Trust, Ser. 2004-1, Class 2A2, (1M USD LIBOR + 0.46%), 0.57%, due 12/25/2033	11,734	(c)
457,053	Corevest American Finance Trust, Ser. 2019-1, Class A, 3.32%, due 3/15/2052	469,094	(b)
634,000	Crown Castle Towers LLC, 4.24%, due 7/15/2028	684,426	(b)
1,000,000	Eaton Vance CLO Ltd., Ser. 2013-1A, Class A13R, (3M USD LIBOR + 1.25%), 1.49%, due 1/15/2034	1,001,085	(b)(c)
1,900,000	Elmwood CLO III Ltd., Ser. 2019-3A, Class AR, (3M USD LIBOR + 1.16%), 1.41%, due 10/20/2034	1,901,340	(b)(c)
1,000,000	Halseypoint CLO 5 Ltd., Ser. 2021-5A, Class A1A, (3M USD LIBOR + 1.21%), 1.43%, due 1/30/2035	1,000,226	(b)(c)
2,484,428	JPMorgan Chase Bank NA , Ser. 2021-3, Class B, 0.76%, due 2/26/2029	2,458,194	(b)
1,000,000	Magnetite XXIII Ltd., Ser. 2019-23A, Class AR, (3M USD LIBOR + 1.13%), 1.25%, due 1/25/2035	999,380	(b)(c)
900,000	Magnetite XXIV Ltd., Ser. 2019-24A, Class A, (3M USD LIBOR + 1.33%), 1.57%, due 1/15/2033	900,370	(b)(c)
1,196,983	Marlette Funding Trust, Ser. 2021-2A, Class A, 0.51%, due 9/15/2031	1,193,002	(b)
	MVW LLC
1,500,097	Ser. 2021-2A, Class A, 1.43%, due 5/20/2039	1,464,506	(b)
1,222,550	Ser. 2021-2A, Class B, 1.83%, due 5/20/2039	1,200,344	(b)
2,589,274	Navient Private Ed. Refi Loan Trust, Ser. 2021-EA, Class A, 0.97%, due 12/16/2069	2,510,404	(b)
860,722	Navient Student Loan Trust, Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 0.61%, due 1/25/2068	862,190	(b)(c)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,000,000	Oaktree CLO Ltd., Ser. 2021-2A, Class A, (3M USD LIBOR + 1.18%), 1.28%, due 1/15/2035	$1,000,139	(b)(c)
2,920,000	PFS Financing Corp., Ser. 2021-B, Class A, 0.77%, due 8/15/2026	2,850,630	(b)
1,000,000	PPM CLO 3 Ltd., Ser. 2019-3A, Class AR, (3M USD LIBOR + 1.09%), 1.33%, due 4/17/2034	1,000,010	(b)(c)
880,000	Prestige Auto Receivables Trust, Ser. 2021-1A, Class C, 1.53%, due 2/15/2028	866,445	(b)
627,225	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, (1M USD LIBOR + 0.46%), 0.80%, due 1/25/2036	627,718	(c)
8,246	Saxon Asset Securities Trust, Ser. 2004-1, Class A, (1M USD LIBOR + 0.54%), 0.65%, due 3/25/2035	7,958	(c)
	Sierra Timeshare Receivables Funding LLC
708,248	Ser. 2019-2A, Class A, 2.59%, due 5/20/2036	710,580	(b)
841,309	Ser. 2020-2A, Class C, 3.51%, due 7/20/2037	847,492	(b)
1,445,758	Ser. 2021-1A, Class A, 0.99%, due 11/20/2037	1,426,528	(b)
771,808	Ser. 2021-2A, Class A, 1.35%, due 9/20/2038	757,485	(b)
2,485,378	SoFi Professional Loan Program Trust, Ser. 2021-A, Class AFX, 1.03%, due 8/17/2043	2,420,886	(b)
1,943,000	Taco Bell Funding LLC, Ser. 2021-1A, Class A2I, 1.95%, due 8/25/2051	1,871,196	(b)
2,000,000	TCI-Flatiron CLO Ltd., Ser. 2018-1A, Class ANR, (3M USD LIBOR + 1.06%), 1.19%, due 1/29/2032	1,999,000	(b)(c)
500,000	Thayer Park CLO Ltd., Ser. 2017-1A, Class A1R, (3M USD LIBOR + 1.04%), 1.29%, due 4/20/2034	497,609	(b)(c)
700,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class A1R, (3M USD LIBOR + 0.99%), 1.25%, due 4/25/2032	699,720	(b)(c)
1,000,000	TRESTLES CLO V Ltd., Ser. 2021-5A, Class A1, (3M USD LIBOR + 1.17%), 1.33%, due 10/20/2034	1,000,153	(b)(c)
	Vantage Data Centers Issuer LLC
1,865,793	Ser. 2019-1A, Class A2, 3.19%, due 7/15/2044	1,895,815	(b)
1,584,000	Ser. 2021-1A, Class A2, 2.17%, due 10/15/2046	1,543,010	(b)
3,050,000	Voya CLO Ltd., Ser. 2019-2A, Class A, (3M USD LIBOR + 1.27%), 1.52%, due 7/20/2032	3,050,332	(b)(c)
1,000,000	Whitebox CLO III Ltd., Ser. 2021-3A , Class A1, (3M USD LIBOR + 1.22%), 1.34%, due 10/15/2034	1,000,456	(b)(c)

	Total Asset-Backed Securities (Cost $51,558,857)	51,083,798

Foreign Government Securities 0.6%
580,000	Japan Bank for International Cooperation, 1.63%, due 1/20/2027	575,911
2,000,000	Mexico Government International Bond, 2.66%, due 5/24/2031	1,880,240
1,275,000	Province of Ontario Canada, 2.13%, due 1/21/2032	1,263,835

	Total Foreign Government Securities (Cost $3,873,868)	3,719,986

Number of Shares

Short-Term Investments 1.0%
Investment Companies 1.0%
6,051,602	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(j) (Cost $6,051,602)	6,051,602	(g)

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

	VALUE
Total Investments 108.5% (Cost $682,932,767)	$671,795,704
Liabilities Less Other Assets (8.5)%	(52,864,976	)(k)
Net Assets 100.0%	$618,930,728

(a)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2022.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2022, these securities amounted to $115,241,461, which represents 18.6% of net assets of the Fund.
(c)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2022 and changes periodically.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(e)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2022.
(f)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2022 amounted to $50,248,445, which represents 8.1% of net assets of the Fund.
(g)	All or a portion of this security is segregated in connection with obligations for TBA (To Be Announced) securities and/or futures with a total value of $55,461,457.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(j)	Represents 7-day effective yield as of January 31, 2022.
(k)	Includes the impact of the Fund's open positions in derivatives at January 31, 2022.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$603,718,906	97.5%
Cayman Islands	16,353,842	2.6%
United Kingdom	14,607,488	2.4%
Ireland	4,493,896	0.7%
Supranational	3,708,457	0.6%
Mexico	3,494,323	0.6%
Germany	3,306,871	0.5%
Switzerland	3,222,195	0.5%
France	2,775,017	0.5%
Belgium	2,644,936	0.4%
Spain	2,533,023	0.4%
Canada	1,676,449	0.3%
Japan	1,419,523	0.2%
Netherlands	957,747	0.2%
South Africa	831,429	0.1%
Short-Term Investments and Other Liabilities-Net	(46,813,374)	(7.5)%
	$618,930,728	100.0%

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2022, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2022	30	U.S. Treasury Long Bond	$4,668,750	$(93,955)
3/2022	162	U.S. Treasury Note, 5 Year	19,310,906	(279,280)
3/2022	32	U.S. Treasury Ultra Bond	6,046,000	(61,715)
Total Long Positions			$30,025,656	$(434,950)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2022	441	U.S. Treasury Note, 10 Year	$(56,434,219)	$577,436
3/2022	76	U.S. Treasury Note, Ultra 10 Year	(10,854,938)	114,594
Total Short Positions			$(67,289,157)	$692,030
Total Futures				$257,080

At January 31, 2022, the Fund had $269,594 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$186,158,871	$—	$186,158,871
U.S. Government Agency Securities	—	3,241,412	—	3,241,412
Mortgage-Backed Securities(a)	—	251,175,191	—	251,175,191
Corporate Bonds(a)	—	170,364,844	—	170,364,844
Asset-Backed Securities	—	51,083,798	—	51,083,798
Foreign Government Securities	—	3,719,986	—	3,719,986
Short-Term Investments	—	6,051,602	—	6,051,602
Total Investments	$—	$671,795,704	$—	$671,795,704

(a)  The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$692,030	$—	$—	$692,030
Liabilities	(434,950)	—	—	(434,950)
Total	$257,080	$—	$—	$257,080

(a)  Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) January 31, 2022

PRINCIPAL AMOUNT(a)		VALUE

Corporate Bonds 30.4%
Argentina 0.4%
$200,000	MercadoLibre, Inc., 3.13%, due 1/14/2031	$180,120
90,000	Pampa Energia SA, 7.38%, due 7/21/2023	86,498	(b)
150,000	Transportadora de Gas del Sur SA, 6.75%, due 5/2/2025	135,650	(b)
	YPF SA
80,500	8.50%, due 3/23/2025	69,061	(c)
260,000	8.50%, due 7/28/2025	197,600	(b)
225,000	7.00%, due 12/15/2047	138,150	(b)
		807,079
Azerbaijan 1.0%
	Southern Gas Corridor CJSC
200,000	6.88%, due 3/24/2026	228,115	(b)(d)
1,600,000	6.88%, due 3/24/2026	1,824,925	(b)(d)
		2,053,040
Bahrain 0.2%
200,000	BBK BSC, 5.50%, due 7/9/2024	207,544	(b)(d)
219,000	Oil & Gas Holding Co., 7.63%, due 11/7/2024	234,330	(c)(d)
		441,874
Brazil 2.6%
200,000	B2W Digital Luxembourg S.a.r.l., 4.38%, due 12/20/2030	176,500	(c)
256,000	Banco Bradesco SA, 4.38%, due 3/18/2027	262,170	(c)
	Banco do Brasil SA
200,000	9.00%, due 6/18/2024	214,000	(b)(e)(f)
200,000	3.25%, due 9/30/2026	194,600	(c)
200,000	Braskem Netherlands Finance BV, 8.50%, due 1/23/2081	228,752	(c)(d)(e)
347,000	CSN Resources SA, 4.63%, due 6/10/2031	327,571	(c)(d)
250,000	Embraer Netherlands Finance BV, 6.95%, due 1/17/2028	271,037	(b)(d)
260,000	FS Luxembourg S.a.r.l., 10.00%, due 12/15/2025	276,900	(c)
225,000	Gol Finance SA, 7.00%, due 1/31/2025	194,272	(b)
191,908	Guara Norte S.a.r.l., 5.20%, due 6/15/2034	179,196	(b)
201,000	Klabin Austria GmbH, 3.20%, due 1/12/2031	181,680	(c)
250,000	MARB BondCo PLC, 3.95%, due 1/29/2031	229,062	(b)
291,000	MC Brazil Downstream Trading S.a.r.l., 7.25%, due 6/30/2031	279,069	(c)(d)
282,661	MV24 Capital BV, 6.75%, due 6/1/2034	281,957	(c)(d)
200,000	Nexa Resources SA, 6.50%, due 1/18/2028	215,752	(b)
	Petrobras Global Finance BV
128,000	5.60%, due 1/3/2031	131,968
190,000	5.50%, due 6/10/2051	167,236
164,000	Rede D'or Finance S.a.r.l., 4.50%, due 1/22/2030	155,455	(b)
200,000	Simpar Europe SA, 5.20%, due 1/26/2031	177,252	(c)
	Suzano Austria GmbH
200,000	2.50%, due 9/15/2028	189,400
213,000	5.00%, due 1/15/2030	226,762	(d)
200,000	Ultrapar Int'l SA, 5.25%, due 6/6/2029	203,750	(b)
200,000	Unigel Luxembourg SA, 8.75%, due 10/1/2026	212,002	(c)
106,000	Vale Overseas Ltd., 3.75%, due 7/8/2030	107,458
297,000	XP, Inc., 3.25%, due 7/1/2026	279,713	(c)(d)
		5,363,514
Burkina Faso 0.1%
200,000	Endeavour Mining PLC, 5.00%, due 10/14/2026	194,000	(c)
Chile 1.2%
200,000	AES Gener SA, 6.35%, due 10/7/2079	203,439	(c)(e)
150,000	Agrosuper SA, 4.60%, due 1/20/2032	152,048	(c)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

$200,000	Alfa Desarrollo SpA, 4.55%, due 9/27/2051	$183,164	(c)
217,000	Cia Cervecerias Unidas SA, 3.35%, due 1/19/2032	215,915	(c)
	Codelco, Inc.
238,000	3.00%, due 9/30/2029	235,427	(c)(d)
200,000	3.15%, due 1/14/2030	198,408	(b)
204,000	4.38%, due 2/5/2049	215,988	(c)(d)
200,000	3.70%, due 1/30/2050	188,891	(c)
	Empresa Nacional del Petroleo
200,000	3.75%, due 8/5/2026	203,252	(b)
200,000	3.45%, due 9/16/2031	182,502	(c)
362,000	Falabella SA, 3.38%, due 1/15/2032	350,235	(c)
200,000	VTR Finance NV, 6.38%, due 7/15/2028	204,000	(c)
		2,533,269
China 2.7%
200,000	Alibaba Group Holding Ltd., 4.00%, due 12/6/2037	208,022
200,000	China Hongqiao Group Ltd., 6.25%, due 6/8/2024	197,128	(b)
616,000	China Minmetals Corp., 3.75%, due 11/13/2022	625,631	(b)(d)(e)(f)
200,000	China Overseas Finance Cayman VI Ltd., 5.95%, due 5/8/2024	214,972	(b)
	Chinalco Capital Holdings Ltd.
200,000	4.25%, due 4/21/2022	200,977	(b)(d)
200,000	2.13%, due 6/3/2026	194,050	(b)
200,000	CIFI Holdings Group Co. Ltd., 5.95%, due 10/20/2025	175,500	(b)
200,000	CMB Int'l Leasing Management Ltd., 1.88%, due 8/12/2025	195,171	(b)
	Country Garden Holdings Co. Ltd.
200,000	5.13%, due 1/17/2025	171,400	(b)
200,000	4.80%, due 8/6/2030	154,000	(b)(g)
201,000	Dianjian Int'l Finance Ltd., 4.60%, due 3/13/2023	205,847	(b)(d)(e)(f)
200,000	ENN Clean Energy Int'l Investment Ltd., 3.38%, due 5/12/2026	197,771	(c)
400,000	Franshion Brilliant Ltd., 4.25%, due 7/23/2029	369,098	(b)(d)
214,000	Gemdale Ever Prosperity Investment Ltd., 4.95%, due 8/12/2024	209,152	(b)
200,000	Huarong Finance II Co. Ltd., 5.50%, due 1/16/2025	206,980	(b)
200,000	Kaisa Group Holdings Ltd., 11.25%, due 4/16/2025	53,500	(b)
200,000	Meituan, 3.05%, due 10/28/2030	175,235	(b)
200,000	Minmetals Bounteous Finance BVI Ltd., 3.38%, due 9/3/2024	204,160	(b)(d)(e)(f)
201,000	Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, due 4/1/2026	200,990	(b)(e)(f)
200,000	Powerlong Real Estate Holdings Ltd., 5.95%, due 4/30/2025	148,330	(b)
200,000	Prosus NV, 3.68%, due 1/21/2030	195,507	(c)(d)
232,000	SF Holding Investment 2021 Ltd., 3.13%, due 11/17/2031	224,890	(b)
207,000	Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, due 7/13/2030	202,103	(b)(d)
	Sunac China Holdings Ltd.
218,000	7.00%, due 7/9/2025	128,075	(b)
200,000	6.50%, due 1/26/2026	115,000	(b)
200,000	Tencent Holdings Ltd., 3.60%, due 1/19/2028	207,387	(b)
200,000	ZhongAn Online P&C Insurance Co. Ltd., 3.13%, due 7/16/2025	191,224	(b)
		5,572,100
Colombia 1.7%
	Banco de Bogota SA
200,000	6.25%, due 5/12/2026	212,300	(b)
200,000	4.38%, due 8/3/2027	199,910	(b)
	Bancolombia SA
200,000	4.88%, due 10/18/2027	198,698	(e)
200,000	4.63%, due 12/18/2029	198,390	(d)(e)
200,000	Canacol Energy Ltd., 5.75%, due 11/24/2028	195,004	(c)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		Ecopetrol SA
	$300,000	7.38%, due 9/18/2043	$308,628	(d)
	400,000	5.88%, due 5/28/2045	352,660	(d)
		Empresas Publicas de Medellin ESP
COP	807,000,000	7.63%, due 9/10/2024	196,630	(c)
COP	1,600,000,000	8.38%, due 11/8/2027	367,477	(c)(d)
COP	437,000,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/2024	107,894	(c)
	$400,000	Geopark Ltd., 5.50%, due 1/17/2027	376,364	(b)
	200,000	Grupo de Inversiones Suramericana SA, 5.50%, due 4/29/2026	206,170	(b)
	270,000	Millicom Int'l Cellular SA, 6.25%, due 3/25/2029	283,500	(b)
	221,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	205,530	(c)(d)
			3,409,155
Ghana 0.3%
	200,000	Kosmos Energy Ltd., 7.13%, due 4/4/2026	195,000	(c)(g)
		Tullow Oil PLC
	200,000	7.00%, due 3/1/2025	167,760	(b)
	200,000	10.25%, due 5/15/2026	202,000	(c)
			564,760
Guatemala 0.3%
	200,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, due 4/27/2029	202,776	(c)
	200,000	CT Trust, 5.13%, due 2/3/2032	203,002	(c)(h)
	200,000	Investment Energy Resources Ltd., 6.25%, due 4/26/2029	211,685	(c)
			617,463
Hong Kong 0.7%
	200,000	AIA Group Ltd., 3.20%, due 9/16/2040	198,241	(b)
	200,000	Celestial Miles Ltd., 5.75%, due 1/31/2024	205,060	(b)(e)(f)
	200,000	Elect Global Investments Ltd., 4.10%, due 6/3/2025	199,086	(b)(e)(f)
	250,000	FWD Group Ltd., 5.75%, due 7/9/2024	256,245	(b)(d)
	200,000	JMH Co. Ltd., 2.50%, due 4/9/2031	193,109	(b)
	400,000	NWD MTN Ltd., 4.13%, due 7/18/2029	390,842	(b)(d)
			1,442,583
India 2.1%
	200,000	ABJA Investment Co. Pte Ltd., 5.45%, due 1/24/2028	212,005	(b)
	200,000	Adani Electricity Mumbai Ltd., 3.95%, due 2/12/2030	194,407	(c)
	200,000	Adani Ports & Special Economic Zone Ltd., 4.20%, due 8/4/2027	204,665	(c)(d)
	200,000	Bharti Airtel Ltd., 3.25%, due 6/3/2031	197,122	(c)(d)
	229,000	CA Magnum Holdings, 5.38%, due 10/31/2026	233,225	(c)
	197,000	Greenko Dutch BV, 3.85%, due 3/29/2026	193,686	(c)
	200,000	Greenko Power II Ltd., 4.30%, due 12/13/2028	195,700	(b)
	278,000	HDFC Bank Ltd., 3.70%, due 8/25/2026	269,855	(b)(e)(f)
	193,000	JSW Hydro Energy Ltd., 4.13%, due 5/18/2031	179,973	(c)
	200,000	JSW Steel Ltd., 5.95%, due 4/18/2024	206,703	(b)
	200,000	Network i2i Ltd., 5.65%, due 1/15/2025	207,000	(b)(e)(f)
	200,000	Oil India Ltd., 5.13%, due 2/4/2029	217,961	(b)(d)
	400,000	Periama Holdings LLC, 5.95%, due 4/19/2026	412,597	(b)(d)
	260,000	REC Ltd., 2.25%, due 9/1/2026	249,374	(b)(d)
		Reliance Industries Ltd.
	313,000	2.88%, due 1/12/2032	303,480	(c)
	262,000	3.63%, due 1/12/2052	247,913	(c)
	200,000	Shriram Transport Finance Co. Ltd., 5.10%, due 7/16/2023	200,300	(b)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

	$200,000	Vedanta Resources Finance II PLC, 13.88%, due 1/21/2024	$209,500	(b)
	200,000	Vedanta Resources Ltd., 7.13%, due 5/31/2023	189,188	(b)
			4,324,654
Indonesia 0.8%
	200,000	Medco Bell Pte Ltd., 6.38%, due 1/30/2027	193,600	(b)
	200,000	Medco Oak Tree Pte Ltd., 7.38%, due 5/14/2026	202,000	(b)
	220,000	Pertamina Persero PT, 6.45%, due 5/30/2044	267,134	(b)(d)
		Perusahaan Listrik Negara PT
EUR	200,000	1.88%, due 11/5/2031	206,754	(c)(d)
	$200,000	5.25%, due 5/15/2047	206,740	(b)
	200,000	6.15%, due 5/21/2048	229,772	(c)(d)
	400,000	Saka Energi Indonesia PT, 4.45%, due 5/5/2024	389,624	(b)
			1,695,624
Israel 0.9%
	125,949	Energean Israel Finance Ltd., 4.88%, due 3/30/2026	123,801	(b)
	339,684	Leviathan Bond Ltd., 6.50%, due 6/30/2027	361,634	(b)(d)
	200,000	Mizrahi Tefahot Bank Ltd., 3.08%, due 4/7/2031	195,250	(b)(e)
		Teva Pharmaceutical Finance Netherlands III BV
	400,000	7.13%, due 1/31/2025	417,124	(d)
	550,000	3.15%, due 10/1/2026	504,823	(d)
	202,000	4.75%, due 5/9/2027	195,435
			1,798,067
Kazakhstan 0.8%
	200,000	Development Bank of Kazakhstan JSC, 2.95%, due 5/6/2031	189,666	(c)
		KazMunayGas National Co. JSC
	650,000	5.38%, due 4/24/2030	718,646	(b)(d)
	560,000	5.75%, due 4/19/2047	625,576	(b)(d)
	200,000	Tengizchevroil Finance Co. Int'l Ltd., 3.25%, due 8/15/2030	194,609	(c)
			1,728,497
Korea 0.3%
	200,000	Kookmin Bank, 2.50%, due 11/4/2030	190,984	(b)
	250,000	Shinhan Bank Co. Ltd., 4.50%, due 3/26/2028	275,366	(b)(d)
	200,000	Shinhan Financial Group Co. Ltd., 5.88%, due 8/13/2023	209,540	(b)(e)(f)
			675,890
Kuwait 0.4%
	200,000	Equate Petrochemical BV, 2.63%, due 4/28/2028	195,593	(b)
		MEGlobal Canada ULC
	200,000	5.00%, due 5/18/2025	214,500	(c)(d)
	200,000	5.88%, due 5/18/2030	235,241	(b)(d)
	200,000	NBK Tier 1 Financing 2 Ltd., 4.50%, due 8/27/2025	200,240	(c)(d)(e)(f)
			845,574
Macau 0.6%
		Melco Resorts Finance Ltd.
	400,000	5.63%, due 7/17/2027	386,000	(b)
	200,000	5.75%, due 7/21/2028	192,000	(c)
	400,000	Sands China Ltd., 5.40%, due 8/8/2028	412,636	(d)
	300,000	Studio City Finance Ltd., 6.50%, due 1/15/2028	280,500	(b)
			1,271,136
Malaysia 0.1%
	200,000	TNB Global Ventures Capital Bhd, 4.85%, due 11/1/2028	226,760	(b)(d)
Mexico 2.9%
	400,000	Alfa SAB de CV, 6.88%, due 3/25/2044	496,000	(b)
	322,000	Alsea SAB de CV, 7.75%, due 12/14/2026	333,434	(c)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

	$275,000	America Movil SAB de CV, 3.63%, due 4/22/2029	$289,950	(d)
		Banco Mercantil del Norte SA
	200,000	6.75%, due 9/27/2024	203,500	(b)(e)(f)
	200,000	7.63%, due 1/10/2028	204,284	(b)(e)(f)
	200,000	6.63%, due 1/24/2032	193,260	(c)(e)(f)
	205,000	Becle SAB de CV, 2.50%, due 10/14/2031	192,848	(c)
		Braskem Idesa SAPI
	200,000	7.45%, due 11/15/2029	205,176	(b)
	200,000	6.99%, due 2/20/2032	198,500	(c)
		Cemex SAB de CV
	200,000	7.38%, due 6/5/2027	217,930	(c)
	200,000	5.20%, due 9/17/2030	206,000	(b)
		Comision Federal de Electricidad
MXN	6,480,000	Ser. 14-2, 7.35%, due 11/25/2025	292,461
	$200,000	3.35%, due 2/9/2031	186,752	(c)
	200,000	GCC SAB de CV, 3.61%, due 4/20/2032	198,750	(c)
	200,000	Mexichem SAB de CV, 5.88%, due 9/17/2044	232,752	(b)
		Petroleos Mexicanos
	41,000	6.88%, due 8/4/2026	43,932
	109,000	6.84%, due 1/23/2030	111,561
	510,000	5.95%, due 1/28/2031	485,265	(d)
	249,000	6.35%, due 2/12/2048	205,559	(d)
	1,294,000	7.69%, due 1/23/2050	1,198,891	(d)
	69,000	6.95%, due 1/28/2060	59,099
	200,000	Sigma Alimentos SA de CV, 4.13%, due 5/2/2026	208,252	(b)
			5,964,156
Nigeria 0.3%
		IHS Netherlands Holdco BV
	200,000	8.00%, due 9/18/2027	209,500	(c)
	200,000	8.00%, due 9/18/2027	209,451	(b)
	200,000	SEPLAT Petroleum Development Co. PLC, 7.75%, due 4/1/2026	199,500	(c)
			618,451
Oman 0.2%
	200,000	Bank Muscat SAOG, 4.75%, due 3/17/2026	205,726	(b)(d)
	242,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	260,050	(c)(d)
			465,776
Panama 0.4%
		C&W Senior Financing Designated Activity Co.
	200,000	6.88%, due 9/15/2027	208,411	(b)
	200,000	6.88%, due 9/15/2027	208,411	(c)
	206,000	Cable Onda SA, 4.50%, due 1/30/2030	209,605	(c)(d)
	200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	213,502	(b)
			839,929
Paraguay 0.1%
	200,000	Telefonica Celular del Paraguay SA, 5.88%, due 4/15/2027	206,642	(c)
Peru 1.3%
	251,000	Banco de Credito del Peru, 3.13%, due 7/1/2030	245,854	(b)(e)
	200,000	Cia de Minas Buenaventura SAA, 5.50%, due 7/23/2026	199,200	(c)
PEN	843,000	Fondo MIVIVIENDA SA, 7.00%, due 2/14/2024	223,297	(c)
	$191,600	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, due 6/1/2028	190,833	(b)
	205,000	Inkia Energy Ltd., 5.88%, due 11/9/2027	206,013	(c)
	225,000	Kallpa Generacion SA, 4.13%, due 8/16/2027	228,096	(b)
	200,000	Minsur SA, 4.50%, due 10/28/2031	200,500	(c)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

	Petroleos del Peru SA
$247,000	5.63%, due 6/19/2047	$227,613	(c)(d)
200,000	5.63%, due 6/19/2047	184,302	(b)
564,000	Southern Copper Corp., 6.75%, due 4/16/2040	759,150	(d)
100,000	Volcan Cia Minera SAA, 4.38%, due 2/11/2026	96,198	(c)
		2,761,056
Philippines 0.1%
240,000	Globe Telecom, Inc., 4.20%, due 8/2/2026	240,137	(b)(e)(f)
Qatar 0.9%
	CBQ Finance Ltd.
200,000	2.00%, due 9/15/2025	197,140	(b)
400,000	2.00%, due 5/12/2026	390,615	(b)
200,000	Commercial Bank PSQC, 4.50%, due 3/3/2026	201,700	(b)(d)(e)(f)
94,752	Nakilat, Inc., 6.07%, due 12/31/2033	113,465	(b)
200,000	Ooredoo Int'l Finance Ltd., 2.63%, due 4/8/2031	197,274	(c)(d)
	Qatar Energy
200,000	3.13%, due 7/12/2041	193,780	(c)(d)
200,000	3.30%, due 7/12/2051	195,690	(c)(d)
200,000	QIB Sukuk Ltd., 3.98%, due 3/26/2024	208,511	(b)(d)
250,000	QNB Finance Ltd., 2.63%, due 5/12/2025	252,600	(b)(d)
		1,950,775
Russia 1.0%
250,000	Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, due 1/29/2025	230,749	(b)(d)
	Gazprom PJSC Via Gaz Finance PLC
280,000	3.25%, due 2/25/2030	250,450	(c)(d)
200,000	3.25%, due 2/25/2030	178,893	(b)
273,000	GTLK Europe Capital Designated Activity Co., 4.95%, due 2/18/2026	256,732	(b)(d)
200,000	Lukoil Capital Designated Activity Co., 3.60%, due 10/26/2031	181,650	(c)
250,000	Lukoil Securities BV, 3.88%, due 5/6/2030	235,625	(c)(d)
439,000	Veon Holdings BV, 4.00%, due 4/9/2025	425,158	(c)
300,000	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/2025	312,042	(b)(d)
		2,071,299
Saudi Arabia 0.9%
200,000	Arabian Centres Sukuk II Ltd., 5.63%, due 10/7/2026	193,420	(c)(d)
300,000	Samba Funding Ltd., 2.75%, due 10/2/2024	303,102	(b)(d)
	Saudi Arabian Oil Co.
700,000	4.25%, due 4/16/2039	755,300	(b)
200,000	4.38%, due 4/16/2049	218,488	(b)
	Saudi Electricity Global Sukuk Co. 4
200,000	4.22%, due 1/27/2024	208,718	(b)(d)
200,000	4.72%, due 9/27/2028	224,876	(b)(d)
		1,903,904
Singapore 0.4%
400,000	BOC Aviation Ltd., 3.00%, due 9/11/2029	397,536	(b)(d)
200,000	DBS Group Holdings Ltd., 4.52%, due 12/11/2028	209,216	(c)(d)(e)
240,000	United Overseas Bank Ltd., 2.00%, due 10/14/2031	234,730	(c)(d)(e)
		841,482
South Africa 0.7%
200,000	Bidvest Group UK PLC, 3.63%, due 9/23/2026	196,754	(c)
200,000	FirstRand Bank Ltd., 6.25%, due 4/23/2028	204,097	(b)(e)
250,000	Gold Fields Orogen Holdings BVI Ltd., 6.13%, due 5/15/2029	280,825	(b)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		SASOL Financing USA LLC
	$200,000	5.88%, due 3/27/2024	$206,000	(d)
	400,000	6.50%, due 9/27/2028	422,000	(d)
	214,000	Stillwater Mining Co., 4.00%, due 11/16/2026	204,413	(c)
			1,514,089
Supranational 0.4%
	200,000	Africa Finance Corp., 2.88%, due 4/28/2028	195,696	(c)
	200,000	African Export-Import Bank, 3.99%, due 9/21/2029	203,217	(b)
		Banque Ouest Africaine de Developpement
	205,000	5.00%, due 7/27/2027	221,517	(c)(d)
	200,000	4.70%, due 10/22/2031	215,120	(c)(d)
			835,550
Thailand 0.4%
	200,000	Bangkok Bank PCL, 3.73%, due 9/25/2034	199,586	(b)(e)
	200,000	GC Treasury Center Co. Ltd., 2.98%, due 3/18/2031	197,454	(b)
	200,000	Krung Thai Bank PCL, 4.40%, due 3/25/2026	197,720	(b)(e)(f)
	300,000	Thaioil Treasury Center Co. Ltd., 3.75%, due 6/18/2050	256,178	(b)(d)
			850,938
Turkey 0.9%
	200,000	Akbank TAS, 5.13%, due 3/31/2025	191,432	(c)
	200,000	QNB Finansbank AS, 6.88%, due 9/7/2024	209,473	(b)(d)
	200,000	SISECAM, 6.95%, due 3/14/2026	205,808	(c)(d)
	200,000	Turk Telekomunikasyon AS, 6.88%, due 2/28/2025	204,312	(b)(d)
	200,000	Turkcell Iletisim Hizmetleri AS, 5.80%, due 4/11/2028	192,052	(c)(d)
	200,000	Turkiye Garanti Bankasi AS, 5.88%, due 3/16/2023	203,072	(b)(d)
	200,000	Turkiye Petrol Rafinerileri AS, 4.50%, due 10/18/2024	195,799	(b)
	200,000	Turkiye Vakiflar Bankasi TAO, 6.50%, due 1/8/2026	193,345	(c)(d)
	200,000	Ulker Biskuvi Sanayi AS, 6.95%, due 10/30/2025	190,035	(b)
			1,785,328
Ukraine 0.5%
	650,000	Metinvest BV, 8.50%, due 4/23/2026	574,964	(b)(g)
	250,000	MHP SA, 7.75%, due 5/10/2024	226,315	(b)(d)
EUR	260,000	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2024	227,465	(b)(d)
			1,028,744
United Arab Emirates 1.3%
	$400,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	447,568	(b)
	200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 4/29/2028	193,224	(c)
	200,000	ADCB Finance Cayman Ltd., 4.00%, due 3/29/2023	205,500	(c)(d)
	200,000	DIB Sukuk Ltd., 2.95%, due 1/16/2026	203,106	(b)(d)
	300,000	DP World Crescent Ltd., 3.88%, due 7/18/2029	311,097	(b)(d)
	200,000	DP World PLC, 6.85%, due 7/2/2037	250,163	(b)
	200,000	Emaar Sukuk Ltd., 3.64%, due 9/15/2026	204,661	(b)(d)
	200,000	Emirates NBD PJSC, 6.13%, due 3/20/2025	208,500	(b)(e)(f)
		Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.63%, due 3/31/2036	188,254	(c)
	200,000	2.94%, due 9/30/2040	190,226	(c)
	200,000	Mashreqbank PSC, 4.25%, due 2/26/2024	207,404	(b)(d)
	200,000	Shelf Drill Hold Ltd. Co., 8.25%, due 2/15/2025	155,510	(b)
			2,765,213
United States 0.2%
	339,000	Sagicor Financial Co. Ltd., 5.30%, due 5/13/2028	345,780	(c)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Venezuela 0.1%
		Petroleos de Venezuela SA
	$1,347,609	6.00%, due 5/16/2024	$48,918	(b)(i)
	1,631,452	6.00%, due 11/15/2026	59,222	(b)(i)
	650,000	5.38%, due 4/12/2027	23,595	(b)(i)
	784,800	5.38%, due 4/12/2027	28,488	(b)(i)
			160,223
Zambia 0.2%
	451,000	First Quantum Minerals Ltd., 6.88%, due 10/15/2027	479,188	(c)(d)

		Total Corporate Bonds (Cost $66,498,938)	63,193,699

Foreign Government Securities 63.9%
Angola 0.7%
		Angolan Government International Bond
	600,000	8.25%, due 5/9/2028	604,588	(b)
	200,000	8.00%, due 11/26/2029	198,128	(b)
	458,000	9.38%, due 5/8/2048	445,907	(b)
	200,000	9.13%, due 11/26/2049	191,070	(b)
			1,439,693
Argentina 0.8%
		Argentine Republic Government International Bond
	550,000	1.00%, due 7/9/2029	193,930
	843,342	0.50%, due 7/9/2030	284,636	(j)
	541,000	1.13%, due 7/9/2035	166,904	(j)
	210,096	2.00%, due 1/9/2038	79,416	(j)
	2,417,609	2.50%, due 7/9/2041	862,821	(j)
EUR	139,590	Provincia de Buenos Aires/Government Bonds, 2.85%, due 9/1/2037	58,024	(c)(j)
			1,645,731
Armenia 0.1%
	$200,000	Armenia International Bond, 3.60%, due 2/2/2031	179,419	(b)
Azerbaijan 0.5%
	400,000	Republic of Azerbaijan International Bond, 5.13%, due 9/1/2029	428,679	(b)
		State Oil Co. of the Azerbaijan Republic
	200,000	6.95%, due 3/18/2030	235,960	(b)(d)
	310,000	6.95%, due 3/18/2030	365,738	(b)(d)
			1,030,377
Benin 0.1%
EUR	100,000	Benin Government International Bond, 4.95%, due 1/22/2035	104,529	(b)
Bermuda 0.3%
	$490,000	Bermuda Government International Bond, 4.75%, due 2/15/2029	549,927	(b)
Brazil 5.5%
BRL	10,000,000	Brazil Letras do Tesouro Nacional, 5.67%, due 1/1/2024	1,521,628	(k)
	$420,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	425,779	(b)(d)
		Brazil Notas do Tesouro Nacional
BRL	40,000,000	Ser. F, 10.00%, due 1/1/2023	7,389,543
BRL	8,000,000	Ser. F, 10.00%, due 1/1/2025	1,460,731
		Brazilian Government International Bond
	$210,000	5.63%, due 1/7/2041	204,725
	470,000	5.00%, due 1/27/2045	417,539
			11,419,945

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Cameroon, Republic of 0.1%
EUR	181,000	Republic of Cameroon International Bond, 5.95%, due 7/7/2032	$186,594	(b)
Chile 0.8%
CLP	280,913,850	Bonos de la Tesoreria de la Republica, 1.90%, due 9/1/2030	344,310	(l)
		Bonos de la Tesoreria de la Republica en pesos
CLP	275,000,000	4.50%, due 3/1/2026	335,849
CLP	160,000,000	4.70%, due 9/1/2030	191,866	(b)
CLP	420,000,000	2.80%, due 10/1/2033	400,999	(b)
CLP	120,000,000	5.00%, due 3/1/2035	143,210
CLP	30,000,000	5.10%, due 7/15/2050	33,905
	$200,000	Chile Government International Bond, 3.25%, due 9/21/2071	173,296
			1,623,435
China 5.2%
		China Government Bond
CNY	5,600,000	2.36%, due 7/2/2023	882,624
CNY	5,000,000	2.88%, due 11/5/2023	795,693
CNY	3,000,000	3.19%, due 4/11/2024	481,217	(d)
CNY	6,200,000	1.99%, due 4/9/2025	962,990
CNY	7,500,000	3.02%, due 10/22/2025	1,205,839	(d)
CNY	5,200,000	3.03%, due 3/11/2026	837,558
CNY	1,300,000	2.69%, due 8/12/2026	206,981
CNY	2,900,000	3.12%, due 12/5/2026	469,562
CNY	9,600,000	2.85%, due 6/4/2027	1,533,621	(d)
CNY	500,000	3.01%, due 5/13/2028	80,405
CNY	2,500,000	3.13%, due 11/21/2029	403,673
CNY	2,500,000	2.68%, due 5/21/2030	389,457
CNY	6,200,000	3.27%, due 11/19/2030	1,014,280	(d)
CNY	2,000,000	3.02%, due 5/27/2031	321,099
CNY	250,000	3.39%, due 3/16/2050	39,515
CNY	2,900,000	3.81%, due 9/14/2050	495,541
CNY	1,300,000	3.72%, due 4/12/2051	219,534
CNY	3,200,000	3.53%, due 10/18/2051	528,144
			10,867,733
Colombia 3.5%
		Colombia Government International Bond
COP	423,000,000	4.38%, due 3/21/2023	106,024
	$490,000	3.00%, due 1/30/2030	426,942
	310,000	5.63%, due 2/26/2044	283,256
	630,000	5.00%, due 6/15/2045	535,349
	870,000	5.20%, due 5/15/2049	749,279
		Colombian TES
COP	1,492,600,000	Ser. B, 6.25%, due 11/26/2025	354,822
COP	3,747,400,000	Ser. B, 5.75%, due 11/3/2027	828,488	(d)
COP	2,890,600,000	Ser. B, 6.00%, due 4/28/2028	637,607
COP	1,156,101,111	Ser. UVR, 2.25%, due 4/18/2029	269,663	(l)
COP	8,587,500,000	Ser. B, 7.00%, due 3/26/2031	1,914,695
COP	518,200,000	Ser. G, 7.00%, due 3/26/2031	115,539
COP	1,371,290,993	Ser. UVR, 3.00%, due 3/25/2033	320,173	(l)
COP	1,818,400,000	Ser. B, 7.25%, due 10/18/2034	394,567
COP	1,139,100,000	Ser.B, 9.25%, due 5/28/2042	282,358
			7,218,762

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Costa Rica 0.4%
		Costa Rica Government International Bond
	$200,000	6.13%, due 2/19/2031	$196,000	(b)
	720,000	7.00%, due 4/4/2044	666,727	(b)
			862,727
Cote D'Ivoire 0.5%
		Ivory Coast Government International Bond
EUR	307,000	6.88%, due 10/17/2040	346,717	(b)
EUR	690,000	6.63%, due 3/22/2048	737,670	(b)
			1,084,387
Croatia 0.3%
		Croatia Government International Bond
EUR	412,000	1.50%, due 6/17/2031	464,446	(b)
EUR	250,000	1.13%, due 3/4/2033	267,801	(b)
			732,247
Czech Republic 1.5%
		Czech Republic Government Bond
CZK	9,830,000	2.40%, due 9/17/2025	436,167	(b)
CZK	2,690,000	1.00%, due 6/26/2026	111,571	(b)
CZK	20,330,000	2.75%, due 7/23/2029	900,856	(d)
CZK	28,540,000	0.95%, due 5/15/2030	1,092,309	(b)(d)
CZK	5,010,000	1.75%, due 6/23/2032	200,444
CZK	4,300,000	2.00%, due 10/13/2033	173,433
CZK	4,030,000	4.20%, due 12/4/2036	205,133	(b)
			3,119,913
Dominican Republic 0.8%
		Dominican Republic International Bond
DOP	8,000,000	9.75%, due 6/5/2026	152,163	(b)
	$620,000	6.00%, due 7/19/2028	675,806	(b)
	150,000	6.40%, due 6/5/2049	149,460	(b)
	825,000	5.88%, due 1/30/2060	746,625	(b)
			1,724,054
Ecuador 0.8%
		Ecuador Government International Bond
	71,437	0.00%, due 7/31/2030	41,884	(c)
	221,680	5.00%, due 7/31/2030	192,307	(c)(j)
	180,000	5.00%, due 7/31/2030	156,150	(b)(j)
	703,326	1.00%, due 7/31/2035	496,900	(c)(j)
	870,000	1.00%, due 7/31/2035	614,655	(b)(j)
	139,040	0.50%, due 7/31/2040	85,092	(c)(j)
			1,586,988

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Egypt 2.1%
		Egypt Government Bond
EGP	4,601,000	14.20%, due 7/7/2023	$293,838
EGP	6,104,000	15.90%, due 7/2/2024	399,838
EGP	18,430,000	14.48%, due 4/6/2026	1,167,685
EGP	5,009,000	14.41%, due 7/7/2027	316,375
		Egypt Government International Bond
EUR	911,000	6.38%, due 4/11/2031	897,538	(b)
	$400,000	7.63%, due 5/29/2032	359,238	(b)
	212,000	7.30%, due 9/30/2033	184,953	(b)
	400,000	8.50%, due 1/31/2047	333,786	(b)
	200,000	8.70%, due 3/1/2049	169,192	(b)
	200,000	8.70%, due 3/1/2049	169,192	(b)
	200,000	7.50%, due 2/16/2061	155,308	(b)
			4,446,943
El Salvador 0.3%
		El Salvador Government International Bond
	113,000	7.75%, due 1/24/2023	88,141	(b)
	152,000	7.12%, due 1/20/2050	80,180	(b)
	720,000	9.50%, due 7/15/2052	424,440	(b)
			592,761
Ghana 0.9%
		Ghana Government Bond
GHS	670,000	20.75%, due 3/6/2023	107,217
GHS	1,270,000	19.25%, due 12/18/2023	197,396
		Ghana Government International Bond
	$400,000	7.75%, due 4/7/2029	313,503	(b)
	200,000	7.63%, due 5/16/2029	155,168	(b)
	200,000	10.75%, due 10/14/2030	213,605	(b)
	400,000	10.75%, due 10/14/2030	427,209	(b)
	200,000	8.63%, due 4/7/2034	152,644	(b)
	200,000	7.88%, due 2/11/2035	149,558	(b)
	205,000	8.75%, due 3/11/2061	151,569	(b)
			1,867,869
Guatemala 0.1%
	200,000	Guatemala Government Bond, 3.70%, due 10/7/2033	189,602	(b)
Hungary 0.9%
		Hungary Government Bond
HUF	213,760,000	3.00%, due 10/27/2027	615,455
HUF	45,020,000	6.75%, due 10/22/2028	157,238
HUF	92,260,000	3.00%, due 8/21/2030	253,101
HUF	150,510,000	3.25%, due 10/22/2031	416,608	(d)
HUF	105,310,000	2.25%, due 4/20/2033	260,402
HUF	68,440,000	3.00%, due 10/27/2038	165,527
		Hungary Government International Bond
EUR	47,000	1.75%, due 6/5/2035	53,726	(b)
EUR	50,000	1.50%, due 11/17/2050	49,904	(b)
			1,971,961

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Indonesia 4.2%
		Indonesia Government International Bond
EUR	410,000	3.75%, due 6/14/2028	$523,863	(b)
EUR	430,000	1.10%, due 3/12/2033	451,875
	$240,000	5.25%, due 1/17/2042	281,271	(b)
	370,000	5.13%, due 1/15/2045	430,051	(b)
		Indonesia Treasury Bond
IDR	10,400,000,000	8.38%, due 3/15/2024	781,776
IDR	264,000,000	8.13%, due 5/15/2024	19,843
IDR	5,000,000,000	6.50%, due 6/15/2025	364,747
IDR	10,300,000,000	7.00%, due 5/15/2027	761,114
IDR	3,304,000,000	6.13%, due 5/15/2028	230,837
IDR	5,175,000,000	9.00%, due 3/15/2029	413,756
IDR	13,306,000,000	6.50%, due 2/15/2031	926,055
IDR	5,204,000,000	8.75%, due 5/15/2031	415,568
IDR	2,500,000,000	6.38%, due 4/15/2032	172,554
IDR	3,500,000,000	7.50%, due 8/15/2032	256,115
IDR	7,677,000,000	6.63%, due 5/15/2033	532,372
IDR	344,000,000	8.38%, due 3/15/2034	26,813
IDR	12,000,000,000	7.50%, due 6/15/2035	876,930	(d)
IDR	3,683,000,000	8.25%, due 5/15/2036	284,029
IDR	1,205,000,000	7.50%, due 5/15/2038	87,490
IDR	520,000,000	8.38%, due 4/15/2039	40,622
IDR	9,873,000,000	7.50%, due 4/15/2040	721,494
IDR	2,135,000,000	7.13%, due 6/15/2042	150,707
			8,749,882
Iraq 0.1%
	$187,500	Iraq International Bond, 5.80%, due 1/15/2028	179,531	(b)
Israel 0.6%
ILS	4,000,000	Bank of Israel Bill - Makam, 0.00%, due 2/2/2022	1,263,663	(k)
Lebanon 0.2%
		Lebanon Government International Bond
	$622,000	6.38%, due 3/9/2020	65,434	(i)
	469,000	6.60%, due 11/27/2026	49,245	(b)(i)
	121,000	6.85%, due 5/25/2029	12,554	(i)
	601,000	6.65%, due 2/26/2030	65,208	(b)(i)
	1,400,000	8.25%, due 5/17/2034	131,533	(i)
			323,974
Malaysia 3.8%
	1,000,000	1MDB Global Investments Ltd., 4.40%, due 3/9/2023	1,000,749	(b)(d)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		Malaysia Government Bond
MYR	1,500,000	3.76%, due 4/20/2023	$365,533
MYR	2,500,000	3.80%, due 8/17/2023	611,162
MYR	800,000	3.48%, due 6/14/2024	193,948
MYR	700,000	4.18%, due 7/15/2024	172,416
MYR	1,800,000	4.06%, due 9/30/2024	443,452
MYR	700,000	3.91%, due 7/15/2026	171,616
MYR	1,400,000	3.90%, due 11/30/2026	343,394
MYR	1,350,000	3.50%, due 5/31/2027	324,157
MYR	1,700,000	3.90%, due 11/16/2027	415,683
MYR	2,680,000	3.73%, due 6/15/2028	647,343
MYR	4,900,000	2.63%, due 4/15/2031	1,072,505
MYR	435,000	4.23%, due 6/30/2031	107,712
MYR	300,000	4.64%, due 11/7/2033	76,100
MYR	1,345,000	3.83%, due 7/5/2034	314,429
MYR	2,650,000	4.25%, due 5/31/2035	644,997
MYR	2,300,000	3.76%, due 5/22/2040	513,946
MYR	350,000	4.94%, due 9/30/2043	89,580
MYR	950,000	4.07%, due 6/15/2050	217,149
		Malaysia Government Investment Issue
MYR	400,000	4.07%, due 9/30/2026	98,776
MYR	500,000	4.37%, due 10/31/2028	125,294
			7,949,941
Mexico 4.5%
		Mexican Bonos
MXN	36,430,000	Ser. M20, 10.00%, due 12/5/2024	1,875,700
MXN	12,700,800	Ser. M20, 7.50%, due 6/3/2027	613,373
MXN	55,880,000	Ser. M20, 8.50%, due 5/31/2029	2,843,574
MXN	3,740,000	Ser. M20, 8.50%, due 5/31/2029	190,318
MXN	17,420,000	Ser. M, 7.75%, due 5/29/2031	847,591
MXN	7,970,000	Ser. M30, 8.50%, due 11/18/2038	406,637
MXN	26,160,000	Ser. M, 7.75%, due 11/13/2042	1,236,627
MXN	3,247,100	Ser. M, 8.00%, due 11/7/2047	157,299
		Mexico Government International Bond
	$200,000	3.50%, due 2/12/2034	192,902
	910,000	5.75%, due 10/12/2110	984,001
			9,348,022
Mongolia 0.5%
	200,000	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	209,450	(b)
		Mongolia Government International Bond
	200,000	8.75%, due 3/9/2024	217,651	(b)
	242,000	8.75%, due 3/9/2024	263,498	(b)
	400,000	3.50%, due 7/7/2027	373,774	(b)
			1,064,373
Morocco 0.1%
	220,000	Morocco Government International Bond, 5.50%, due 12/11/2042	232,342	(b)
Nigeria 0.3%
		Nigeria Government International Bond
	200,000	7.38%, due 9/28/2033	186,270	(b)
	380,000	9.25%, due 1/21/2049	379,050	(b)
			565,320
North Macedonia 0.1%
EUR	100,000	North Macedonia Government International Bond, 1.63%, due 3/10/2028	104,208	(b)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Oman 0.4%
		Oman Government International Bond
	$415,000	6.75%, due 1/17/2048	$405,802	(b)
	200,000	6.75%, due 1/17/2048	195,567	(b)
	200,000	7.00%, due 1/25/2051	201,000	(b)
			802,369
Panama 0.3%
		Panama Government International Bond
	200,000	3.16%, due 1/23/2030	201,298
	400,000	2.25%, due 9/29/2032	366,448
	100,000	6.70%, due 1/26/2036	127,501
			695,247
Papua New Guinea 0.1%
	200,000	Papua New Guinea Government International Bond, 8.38%, due 10/4/2028	193,854	(b)
Paraguay 0.3%
		Paraguay Government International Bond
	200,000	4.95%, due 4/28/2031	218,002	(b)
	430,000	6.10%, due 8/11/2044	503,104	(b)
			721,106
Peru 1.9%
		Peru Government Bond
PEN	258,000	5.94%, due 2/12/2029	67,803
PEN	798,000	6.15%, due 8/12/2032	205,332
PEN	1,660,000	5.40%, due 8/12/2034	389,829
PEN	207,000	5.35%, due 8/12/2040	45,363
		Peruvian Government International Bond
PEN	329,000	5.20%, due 9/12/2023	86,912	(b)
EUR	100,000	3.75%, due 3/1/2030	131,185
	$500,000	2.84%, due 6/20/2030	492,455
EUR	284,000	1.25%, due 3/11/2033	298,192
	$200,000	8.75%, due 11/21/2033	300,500
	359,000	3.00%, due 1/15/2034	344,640
PEN	699,000	5.40%, due 8/12/2034	164,151	(b)
EUR	174,000	1.95%, due 11/17/2036	188,022
PEN	4,554,000	6.90%, due 8/12/2037	1,191,566	(b)
			3,905,950
Philippines 0.2%
		Philippine Government International Bond
PHP	12,000,000	3.90%, due 11/26/2022	232,480
EUR	126,000	1.75%, due 4/28/2041	135,526
			368,006
Poland 2.0%
		Poland Government Bond
PLN	2,220,000	2.50%, due 4/25/2024	531,109
PLN	2,689,000	3.25%, due 7/25/2025	644,613
PLN	4,806,000	2.50%, due 7/25/2026	1,105,490
PLN	3,333,000	0.25%, due 10/25/2026	684,773
PLN	2,426,000	2.75%, due 4/25/2028	553,787
PLN	3,101,000	Ser. 1030, 1.25%, due 10/25/2030	607,735	(d)
			4,127,507
Qatar 0.3%
	$546,000	Qatar Government International Bond, 4.82%, due 3/14/2049	682,435	(b)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Romania 2.0%
		Romania Government Bond
RON	10,000	4.25%, due 6/28/2023	$2,265
RON	875,000	4.40%, due 9/25/2023	198,346
RON	1,720,000	4.00%, due 10/25/2023	387,082
RON	1,675,000	3.65%, due 7/28/2025	365,359
RON	560,000	4.85%, due 4/22/2026	126,274
RON	810,000	3.25%, due 6/24/2026	171,196
RON	1,920,000	4.15%, due 1/26/2028	414,648
RON	1,845,000	4.15%, due 10/24/2030	381,217
RON	965,000	3.65%, due 9/24/2031	188,284
RON	250,000	4.75%, due 10/11/2034	52,239
		Romanian Government International Bond
EUR	104,000	2.00%, due 4/14/2033	100,815	(b)
EUR	146,000	3.75%, due 2/7/2034	163,571	(b)(h)
EUR	944,000	3.88%, due 10/29/2035	1,070,993	(b)
EUR	62,000	2.88%, due 4/13/2042	58,441	(b)
EUR	79,000	4.63%, due 4/3/2049	93,086	(b)
EUR	442,000	3.38%, due 1/28/2050	431,533	(b)
			4,205,349
Russia 2.7%
		Russian Federal Bond - Obligatsyi Federal'novo Zaima
RUB	290,953,000	4.50%, due 7/16/2025	3,229,726	(d)
RUB	47,873,000	6.90%, due 5/23/2029	541,783	(d)
RUB	54,322,000	6.90%, due 7/23/2031	599,242
RUB	54,532,000	7.25%, due 5/10/2034	605,411	(d)
RUB	10,839,000	7.70%, due 3/16/2039	122,906
		Russian Foreign Bond - Eurobond
	$8,199	7.50%, due 3/31/2030	8,813	(b)
	400,000	5.10%, due 3/28/2035	420,540	(b)
			5,528,421
Saudi Arabia 0.2%
	440,000	Saudi Government International Bond, 3.75%, due 1/21/2055	445,915	(b)
Senegal 0.2%
		Senegal Government International Bond
EUR	250,000	4.75%, due 3/13/2028	280,117	(b)
EUR	100,000	5.38%, due 6/8/2037	103,288	(b)
			383,405
Serbia 0.5%
		Serbia International Bond
EUR	191,000	1.50%, due 6/26/2029	203,205	(b)
	$200,000	2.13%, due 12/1/2030	179,444	(b)
EUR	100,000	1.65%, due 3/3/2033	100,707	(b)
EUR	224,000	2.05%, due 9/23/2036	221,597	(b)
RSD	30,190,000	Serbia Treasury Bond, 4.50%, due 1/11/2026	300,680
			1,005,633

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

South Africa 4.5%
		Republic of South Africa Government Bond
ZAR	14,891,441	8.00%, due 1/31/2030	$894,734	(d)
ZAR	2,942,157	8.25%, due 3/31/2032	172,155
ZAR	35,271,783	8.88%, due 2/28/2035	2,058,191	(d)
ZAR	64,734,324	8.50%, due 1/31/2037	3,584,364	(d)
ZAR	2,146,507	9.00%, due 1/31/2040	121,931
ZAR	17,481,844	8.75%, due 1/31/2044	958,270
ZAR	15,386,244	8.75%, due 2/28/2048	842,149
		Republic of South Africa Government International Bond
	$273,000	5.65%, due 9/27/2047	247,682
	600,000	5.75%, due 9/30/2049	549,300
			9,428,776
Sri Lanka 0.4%
		Sri Lanka Government International Bond
	200,000	6.85%, due 11/3/2025	101,986	(b)
	644,000	6.75%, due 4/18/2028	313,345	(b)
	203,000	7.85%, due 3/14/2029	98,962	(b)
	790,000	7.55%, due 3/28/2030	385,125	(b)
			899,418
Thailand 3.9%
		Thailand Government Bond
THB	12,000,000	3.63%, due 6/16/2023	375,275
THB	15,000,000	2.40%, due 12/17/2023	464,911
THB	8,000,000	0.75%, due 6/17/2024	239,908
THB	18,500,000	1.45%, due 12/17/2024	564,086
THB	16,500,000	0.95%, due 6/17/2025	494,637
THB	2,457,000	3.85%, due 12/12/2025	81,270
THB	26,500,000	2.13%, due 12/17/2026	822,191
THB	17,000,000	1.00%, due 6/17/2027	497,296
THB	231,000	2.88%, due 12/17/2028	7,387
THB	12,400,000	4.88%, due 6/22/2029	448,080
THB	11,200,000	1.60%, due 12/17/2029	327,907
THB	19,500,000	3.65%, due 6/20/2031	663,369
THB	34,400,000	2.00%, due 12/17/2031	1,020,950
THB	2,000,000	3.78%, due 6/25/2032	68,633
THB	5,000,000	1.60%, due 6/17/2035	134,785
THB	18,571,000	1.59%, due 12/17/2035	496,358
THB	8,350,000	3.40%, due 6/17/2036	271,777
THB	33,416,000	3.30%, due 6/17/2038	1,064,637
THB	4,300,000	2.00%, due 6/17/2042	111,834
THB	1,248,000	2.88%, due 6/17/2046	36,546
			8,191,837
Tunisia 0.1%
EUR	204,000	Banque Centrale de Tunisie International Bond, 6.38%, due 7/15/2026	175,333	(b)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Turkey 1.4%
		Turkey Government Bond
TRY	8,098,218	1.50%, due 6/18/2025	$835,949	(l)
TRY	4,456,654	10.60%, due 2/11/2026	235,208
TRY	8,690	10.50%, due 8/11/2027	410
TRY	9,029,376	11.70%, due 11/13/2030	405,365
		Turkey Government International Bond
	$400,000	6.38%, due 10/14/2025	394,976
	400,000	5.88%, due 6/26/2031	349,000
	240,000	6.50%, due 9/20/2033	213,744
		Turkiye Ihracat Kredi Bankasi AS
	200,000	8.25%, due 1/24/2024	206,930	(c)
	200,000	6.13%, due 5/3/2024	198,852	(c)
			2,840,434
Uganda 0.3%
UGX	1,863,700,000	Uganda Government Bond, 14.25%, due 6/22/2034	533,105
Ukraine 0.8%
		Ukraine Government International Bond
	$1,210,000	6.88%, due 5/21/2029	1,013,423	(b)
	286,000	1.26%, due 5/31/2040	214,477	(c)
	490,000	1.26%, due 5/31/2040	367,461	(b)
	25,833	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/2022	24,789	(c)
			1,620,150
United Arab Emirates 0.2%
		Abu Dhabi Government International Bond
	200,000	3.00%, due 9/15/2051	190,621	(b)
	200,000	2.70%, due 9/2/2070	172,000	(b)
			362,621
Uruguay 0.1%
UYU	6,115,538	Uruguay Government International Bond, 8.25%, due 5/21/2031	133,034
Uzbekistan 0.2%
	$203,000	Republic of Uzbekistan Bond, 3.70%, due 11/25/2030	189,155	(b)
	200,000	Uzbekneftegaz JSC, 4.75%, due 11/16/2028	184,893	(c)
			374,048
Venezuela 0.0%(m)
	916,200	Venezuela Government International Bond, 8.25%, due 10/13/2024	50,391	(b)(i)
Zambia 0.3%
ZMW	8,095,000	Zambia Government Bond, 13.00%, due 1/25/2031	256,627
		Zambia Government International Bond
	$210,000	5.38%, due 9/20/2022	150,811	(b)(i)
	200,000	8.50%, due 4/14/2024	145,974	(b)
	210,000	8.97%, due 7/30/2027	155,505	(b)
			708,917

	Total Foreign Government Securities (Cost $140,348,298)		132,610,114

U.S. Treasury Obligations 0.5%
	980,900	U.S. Treasury Bill, 0.07%, due 4/28/2022 (Cost $980,744)	980,461	(k)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Short-Term Investments 3.9%
Investment Companies 3.9%
7,091,186	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(n)	$7,091,186	(d)
1,048,850	State Street Navigator Securities Lending Government Money Market Portfolio, 0.04%(n)	1,048,850	(o)

	Total Short-Term Investments (Cost $8,140,036)	8,140,036
	Total Investments 98.7% (Cost $215,968,016)	204,924,310
	Other Assets Less Liabilities 1.3%	2,595,178	(p)
	Net Assets 100.0%	$207,519,488

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2022 amounted to $66,425,462, which represents 32.0% of net assets of the Fund.
(c)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2022, these securities amounted to $22,576,907, which represents 10.9% of net assets of the Fund.
(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities, futures, forward foreign currency contracts and/or swaps with a total value of $52,993,265.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	The security or a portion of this security is on loan at January 31, 2022. Total value of all such securities at January 31, 2022 amounted to $911,325 for the Fund.
(h)	When-issued security. Total value of all such securities at January 31, 2022 amounted to $366,573, which represents 0.2% of net assets of the Fund.
(i)	Defaulted security.
(j)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2022.
(k)	Rate shown was the discount rate at the date of purchase.
(l)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(m)	Represents less than 0.05% of net assets of the Fund.
(n)	Represents 7-day effective yield as of January 31, 2022.
(o)	Represents investment of cash collateral received from securities lending.
(p)	Includes the impact of the Fund's open positions in derivatives at January 31, 2022.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$130,350,410	62.8%
Oil & Gas	14,554,039	7.0%
Banks	10,615,784	5.1%
Mining	4,662,943	2.2%
Electric	4,230,956	2.0%
Telecommunications	3,323,021	1.6%
Pipelines	3,014,738	1.5%
Real Estate	2,727,036	1.3%
Chemicals	2,547,970	1.2%
Iron - Steel	1,841,298	0.9%
Engineering & Construction	1,656,479	0.8%
Diversified Financial Services	1,606,952	0.8%
Lodging	1,271,136	0.6%
Commercial Services	1,164,782	0.6%
Internet	1,142,771	0.6%
Pharmaceuticals	1,117,382	0.5%
Insurance	991,490	0.5%
U.S. Treasury Obligations	980,461	0.5%
Retail	876,778	0.4%
Multi-National	835,550	0.4%
Food	779,397	0.4%
Transportation	684,099	0.3%
Energy - Alternate Sources	682,271	0.3%
Building Materials	622,680	0.3%
Beverages	611,539	0.3%
Holding Companies - Diversified	496,000	0.2%
Forest Products & Paper	416,162	0.2%
Media	413,605	0.2%
Investment Companies	413,150	0.2%
Gas	311,236	0.2%
Aerospace & Defense	271,037	0.1%
Computers	233,225	0.1%
Agriculture	226,315	0.1%
Housewares	205,808	0.1%
Trucking & Leasing	195,171	0.1%
Airlines	194,272	0.1%
Packaging & Containers	181,680	0.1%
Oil & Gas Services	179,196	0.1%
Healthcare - Services	155,455	0.1%
Short-Term Investments and Other Assets-Net	10,735,214	5.2%
	$207,519,488	100.0%

*	Foreign Governments do not constitute an industry.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2022, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2022	4	U.S. Treasury Long Bond	$622,500	$(20,135)
3/2022	6	U.S. Treasury Note, 2 Year	1,299,938	(9,891)
3/2022	48	U.S. Treasury Note, 5 Year	5,721,750	(57,131)
3/2022	11	U.S. Treasury Note, 10 Year	1,407,656	(11,291)
3/2022	9	U.S. Treasury Ultra Bond	1,700,438	(47,008)
Total Long Positions			$10,752,282	$(145,456)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2022	37	Euro-Bobl	$(5,496,908)	$79,327
3/2022	19	Euro-Bund	(3,609,747)	115,220
3/2022	9	Euro-Buxl Bond, 30 Year	(2,055,577)	133,006
3/2022	10	U.S. Treasury Long Bond	(1,556,250)	63,101
3/2022	29	U.S. Treasury Note, 5 Year	(3,456,891)	44,545
3/2022	18	U.S. Treasury Note, 10 Year	(2,303,438)	46,081
Total Short Positions			$(18,478,811)	$481,280
Total Futures				$335,824

At January 31, 2022, the Fund had $248,170 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts ("forward FX contracts")

At January 31, 2022, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
3,114,354	USD	4,342,536	AUD	GSI	3/15/2022	$43,406
3,110,817	USD	4,341,769	AUD	GSI	3/15/2022	40,411
2,660,090	BRL	461,861	USD	SCB	2/2/2022	39,088
1,461,104	BRL	256,381	USD	SCB	2/2/2022	18,774
1,941,985	BRL	362,486	USD	SCB	2/2/2022	3,229
10,548,017	BRL	1,912,328	USD	GSI	2/2/2022	74,079
8,023,853	BRL	1,497,714	USD	GSI	2/2/2022	13,341
1,049,054	BRL	195,814	USD	MS	2/2/2022	1,744
3,929,010	BRL	686,122	USD	CITI	3/3/2022	48,499
2,726,397	BRL	480,045	USD	CITI	3/3/2022	29,719
3,243,278	BRL	593,821	USD	CITI	3/3/2022	12,586
4,734,666	BRL	841,117	USD	GSI	3/14/2022	41,420
695,904,316	CLP	837,732	USD	SCB	3/14/2022	26,722
1,103,387,535	CLP	1,297,729	USD	CITI	3/16/2022	72,529
317,590,992	CLP	370,239	USD	CITI	3/16/2022	24,166
411,953,771	CLP	478,738	USD	JPM	3/16/2022	32,853
869,022	USD	695,904,316	CLP	CITI	3/14/2022	4,568
2,707,548	CNH	421,226	USD	MS	2/22/2022	3,262
987,248	CNH	154,258	USD	MS	2/22/2022	522
1,522,542,202	COP	375,102	USD	GSI	3/16/2022	8,617
1,878,128	USD	7,416,899,207	COP	CITI	3/16/2022	8,885
10,962,583	CZK	444,997	EUR	CITI	3/16/2022	3,427
10,975,762	CZK	446,605	EUR	CITI	3/16/2022	2,224
31,761,245	CZK	1,237,752	EUR	HSBC	3/16/2022	67,853
90,000	EUR	100,946	USD	SSB	2/3/2022	167
108,986	EUR	121,592	USD	HSBC	3/3/2022	920

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

136,232	EUR	151,774	USD	SSB	3/3/2022	1,366
448,234	EUR	2,041,657	PLN	HSBC	3/8/2022	4,805
406,718	USD	356,969	EUR	CITI	2/3/2022	5,673
372,916	USD	329,178	EUR	CITI	2/3/2022	3,094
328,523	USD	289,713	EUR	CITI	2/3/2022	3,038
273,694	USD	241,397	EUR	CITI	2/3/2022	2,491
199,812	USD	176,197	EUR	DB	2/3/2022	1,859
196,597	USD	174,149	EUR	JPM	2/3/2022	945
4,442,417	USD	3,830,003	EUR	SCB	2/3/2022	139,514
5,568,392	USD	4,922,110	EUR	SCB	2/3/2022	38,536
684,008	USD	589,953	EUR	SCB	2/3/2022	21,212
737,640	USD	642,865	EUR	SCB	2/3/2022	15,399
401,207	USD	351,769	EUR	SSB	2/3/2022	6,004
397,678	USD	350,992	EUR	SSB	2/3/2022	3,349
531,765	USD	469,306	EUR	GSI	3/3/2022	4,215
3,143,859	USD	2,768,317	EUR	SCB	3/3/2022	31,972
164,010,312	HUF	441,006	EUR	BB	3/8/2022	20,710
168,441,618	HUF	454,578	EUR	CITI	3/8/2022	19,407
163,625,121	HUF	440,148	EUR	GSI	3/8/2022	20,461
260,932,549	HUF	703,315	EUR	JPM	3/8/2022	31,043
159,176,859	HUF	445,098	EUR	JPM	3/8/2022	888
44,515,442	HUF	124,530	EUR	JPM	3/8/2022	188
5,835,633,425	IDR	403,153	USD	GSI	2/9/2022	3,586
2,659,876,619	IDR	183,801	USD	HSBC	2/9/2022	1,590
6,776,743,828	IDR	465,717	USD	JPM	2/9/2022	6,616
6,776,743,827	IDR	465,839	USD	MS	2/9/2022	6,495
10,308,688,618	IDR	711,672	USD	HSBC	3/2/2022	6,242
7,102,497,279	IDR	492,135	USD	HSBC	3/2/2022	2,494
11,151,229,375	IDR	771,754	USD	MS	3/2/2022	4,835
3,289,666,448	IDR	228,164	USD	BNP	4/14/2022	86
11,244,985,150	IDR	777,764	USD	BB	4/14/2022	2,456
11,244,985,150	IDR	777,124	USD	JPM	4/14/2022	3,096
1,446,068,279	IDR	100,125	USD	MS	4/14/2022	209
8,612,120,000	IDR	594,513	USD	JPM	4/29/2022	2,098
229,437	USD	3,289,666,448	IDR	BNP	2/9/2022	150
98,514	USD	1,412,496,682	IDR	BNP	2/9/2022	64
1,290,813	USD	4,000,100	ILS	BB	2/28/2022	26,525
359,644,962	JPY	3,110,740	USD	SSB	3/15/2022	15,646
6,294,781	USD	719,308,405	JPY	GSI	3/15/2022	41,848
1,049,397	USD	1,254,141,740	KRW	GSI	2/7/2022	9,084
1,046,313	USD	1,254,141,740	KRW	HSBC	2/28/2022	6,782
1,354,532	USD	1,616,240,651	KRW	CITI	3/15/2022	15,373
490,419,866	KZT	1,103,679	USD	GSI	3/31/2022	8,833
244,425,830	KZT	551,316	USD	MS	4/20/2022	115
25,033,311	MXN	1,158,260	USD	GSI	3/16/2022	46,669
13,890,716	MXN	653,387	USD	GSI	3/16/2022	15,215
6,370,471	MXN	300,136	USD	GSI	3/16/2022	6,494
4,051,483	MXN	192,111	USD	GSI	3/16/2022	2,899
10,761,561	MXN	516,901	USD	GSI	3/16/2022	1,086
7,953,977	MXN	373,620	USD	HSBC	3/16/2022	9,229
829,459	USD	17,120,633	MXN	MS	3/15/2022	5,240
627,876	USD	12,974,002	MXN	HSBC	3/16/2022	3,398
583,353	USD	12,106,817	MXN	HSBC	3/16/2022	615
321,456	USD	6,634,252	MXN	SSB	3/16/2022	2,128
6,273,896	MYR	1,475,239	USD	JPM	3/1/2022	25,703
373,501	MYR	88,791	USD	JPM	4/28/2022	427
602,201	USD	2,519,367	MYR	SCB	2/4/2022	273
3,453,128	PEN	841,950	USD	GSI	3/16/2022	52,282
32,191,772	PHP	628,635	USD	JPM	2/7/2022	2,221
7,588,888	PLN	1,634,013	EUR	GSI	3/8/2022	18,209
2,067,210	PLN	448,701	EUR	CITI	3/18/2022	395
769,896	PLN	167,083	EUR	HSBC	3/18/2022	179
2,067,207	PLN	448,618	EUR	MS	3/18/2022	488
1,351,717	USD	5,428,866	PLN	GSI	3/14/2022	25,135
8,226,923	RON	1,637,905	EUR	GSI	4/6/2022	16,963
1,071,942	RON	210,355	EUR	SCB	6/30/2022	2,869
547,085	RON	108,245	EUR	CITI	6/30/2022	464
2,943,844	RON	580,869	EUR	HSBC	6/30/2022	4,293
987,697	RON	195,085	EUR	HSBC	6/30/2022	1,220

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

606,135	RON	119,665	EUR	HSBC	6/30/2022	811
549,177	RON	108,410	EUR	HSBC	6/30/2022	746
7,287,612	RUB	89,948	USD	JPM	3/16/2022	3,191
206,957	USD	15,771,197	RUB	SCB	3/16/2022	5,393
561,124	USD	43,468,219	RUB	GSI	3/16/2022	5,578
514,432	USD	39,863,348	RUB	MS	3/16/2022	4,958
513,438	USD	39,863,347	RUB	MS	3/16/2022	3,965
32,233,653	THB	965,759	USD	SCB	3/21/2022	2,236
1,626,081	THB	48,793	USD	GSI	3/21/2022	39
199,301	USD	6,605,480	THB	HSBC	3/21/2022	933
3,367,620	TRY	233,842	USD	BB	4/21/2022	8,469
11,287,967,212	VND	497,465	USD	GSI	2/16/2022	454
1,073,637	USD	16,310,974	ZAR	GSI	3/15/2022	18,519
649,149	USD	9,957,875	ZAR	BB	3/16/2022	5,090
499,099	USD	7,713,867	ZAR	CITI	3/16/2022	179
40,909	USD	623,604	ZAR	JPM	3/16/2022	575
16,310,974	ZAR	1,053,511	USD	GSI	3/15/2022	1,607
3,944,465	ZAR	246,391	USD	DB	3/16/2022	8,730
27,397,617	ZAR	1,697,852	USD	GSI	3/16/2022	74,180
3,936,721	ZAR	243,922	USD	MS	3/16/2022	10,698
2,279,425	ZAR	141,744	USD	MS	3/16/2022	5,686
7,691,622	ZAR	496,908	USD	MS	3/16/2022	573
Total unrealized appreciation						$1,570,107

8,684,305	AUD	6,285,570	USD	GSI	3/15/2022	(144,216)
272,726	USD	1,461,104	BRL	SCB	2/2/2022	(2,429)
496,526	USD	2,660,090	BRL	SCB	2/2/2022	(4,423)
344,903	USD	1,941,985	BRL	SCB	2/2/2022	(20,812)
1,968,869	USD	10,548,017	BRL	GSI	2/2/2022	(17,538)
1,450,443	USD	8,023,853	BRL	GSI	2/2/2022	(60,612)
184,151	USD	1,049,054	BRL	MS	2/2/2022	(13,407)
666,360	USD	3,654,319	BRL	SSB	2/2/2022	(21,823)
301,109	USD	1,757,294	BRL	BNP	3/3/2022	(27,458)
273,431	USD	1,532,661	BRL	GSI	3/3/2022	(13,136)
106,193	USD	605,555	BRL	HSBC	3/3/2022	(7,030)
259,971	USD	1,473,559	BRL	HSBC	3/3/2022	(15,545)
862,809	USD	4,734,666	BRL	SSB	3/14/2022	(19,728)
506,715	USD	2,736,515	BRL	GSI	4/4/2022	(394)
1,882,364	USD	10,548,017	BRL	GSI	4/4/2022	(72,311)
321,838	USD	259,707,113	CLP	CITI	3/16/2022	(683)
497,920	USD	411,695,142	CLP	MS	3/16/2022	(13,350)
1,273,159	CNH	199,929	USD	GSI	2/22/2022	(324)
428,012	USD	2,737,309	CNH	SCB	2/22/2022	(1,143)
503,801	USD	3,233,368	CNH	HSBC	2/22/2022	(3,125)
484,374	USD	3,114,146	CNH	HSBC	2/22/2022	(3,861)
235,491	USD	1,503,487	CNH	JPM	2/22/2022	(225)
383,058	USD	2,464,875	CNH	MS	2/22/2022	(3,384)
489,687	USD	1,978,334,492	COP	GSI	3/16/2022	(8,903)
257,131	USD	1,038,552,563	COP	JPM	3/16/2022	(4,610)
2,817,806	CZK	115,317	EUR	HSBC	3/16/2022	(171)
437,078	EUR	10,770,240	CZK	CITI	3/16/2022	(3,491)
97,891	EUR	2,490,013	CZK	CITI	3/16/2022	(4,360)
447,010	EUR	11,026,385	CZK	MS	3/16/2022	(4,096)
175,562	EUR	198,411	USD	GSI	2/3/2022	(1,172)
246,528	EUR	279,019	USD	GSI	2/3/2022	(2,051)
112,078	EUR	126,654	USD	JPM	2/3/2022	(737)
131,977	EUR	149,325	USD	JPM	2/3/2022	(1,052)
159,510	EUR	181,177	USD	JPM	2/3/2022	(1,972)
155,508	EUR	177,910	USD	JPM	2/3/2022	(3,201)
406,237	EUR	460,606	USD	JPM	2/3/2022	(4,210)
160,000	EUR	185,675	USD	JPM	2/3/2022	(5,920)
219,852	EUR	250,077	USD	SCB	2/3/2022	(3,080)
288,742	EUR	330,739	USD	SCB	2/3/2022	(6,346)
5,296,480	EUR	5,978,176	USD	SCB	2/3/2022	(27,726)
1,033,495	EUR	1,196,244	USD	SCB	2/3/2022	(35,141)
196,195	EUR	221,338	USD	BNP	3/3/2022	(793)
380,000	EUR	432,008	USD	JPM	3/3/2022	(4,847)
4,922,110	EUR	5,571,566	USD	SCB	3/3/2022	(38,583)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

266,406	EUR	304,774	USD	SCB	3/8/2022	(5,266)
452,639	EUR	162,099,186	HUF	CITI	3/8/2022	(1,613)
448,611	EUR	161,836,297	HUF	CITI	3/8/2022	(5,314)
450,326	EUR	166,672,191	HUF	CITI	3/8/2022	(18,615)
447,207	EUR	161,598,212	HUF	GSI	3/8/2022	(6,143)
175,462	EUR	62,862,417	HUF	MS	3/8/2022	(707)
162,518	EUR	756,187	PLN	CITI	3/8/2022	(2,153)
266,461	EUR	1,341,281	RON	CITI	4/6/2022	(3,414)
705,851	EUR	3,552,575	RON	CITI	4/6/2022	(8,939)
943,830	EUR	4,747,168	RON	CITI	4/6/2022	(11,237)
62,523	EUR	317,149	RON	CITI	6/30/2022	(526)
133,955	EUR	680,125	RON	CITI	6/30/2022	(1,268)
123,559	EUR	629,453	RON	CITI	6/30/2022	(1,643)
136,001	EUR	687,615	RON	GSI	6/30/2022	(638)
55,313	EUR	281,487	RON	HSBC	6/30/2022	(668)
201,472	USD	179,611	EUR	CITI	4/6/2022	(611)
7,046,534,200	IDR	491,767	USD	JPM	2/9/2022	(630)
4,703,293,023	IDR	326,429	USD	CITI	4/14/2022	(97)
1,218,982	USD	17,682,546,609	IDR	GSI	2/9/2022	(13,477)
467,653	USD	6,710,822,160	IDR	MS	2/9/2022	(86)
1,401,952	USD	20,312,885,020	IDR	SCB	3/2/2022	(12,669)
298,433	USD	4,319,815,343	IDR	GSI	3/2/2022	(2,406)
388,998	USD	5,615,687,000	IDR	MS	3/2/2022	(2,088)
3,102,764	ILS	991,774	USD	CITI	2/28/2022	(11,101)
3,112,852	ILS	997,102	USD	CITI	2/28/2022	(13,241)
359,663,443	JPY	3,126,959	USD	SSB	3/15/2022	(412)
1,254,141,740	KRW	1,046,977	USD	HSBC	2/7/2022	(6,664)
1,616,240,651	KRW	1,359,133	USD	CITI	3/15/2022	(19,974)
165,820	USD	74,718,432	KZT	MS	4/20/2022	(2,747)
17,120,633	MXN	832,268	USD	GSI	3/15/2022	(8,049)
395,568	USD	8,286,908	MXN	CITI	3/16/2022	(3,306)
270,231	USD	5,769,292	MXN	CITI	3/16/2022	(7,463)
241,095	USD	5,111,940	MXN	GSI	3/16/2022	(4,959)
201,002	USD	4,296,120	MXN	GSI	3/16/2022	(5,784)
183,293	USD	3,810,494	MXN	JPM	3/16/2022	(117)
911,702	MYR	219,080	USD	JPM	2/4/2022	(1,256)
1,981,166	MYR	475,784	USD	JPM	2/4/2022	(2,444)
89,069	USD	373,501	MYR	JPM	2/4/2022	(168)
131,968	USD	512,298	PEN	GSI	3/16/2022	(698)
623,920	USD	32,191,772	PHP	JPM	2/7/2022	(6,936)
493,428	USD	25,296,090	PHP	HSBC	2/18/2022	(1,418)
627,226	USD	32,191,772	PHP	JPM	2/28/2022	(1,744)
2,025,438	PLN	446,433	EUR	SCB	3/8/2022	(6,746)
2,012,722	PLN	442,084	EUR	GSI	3/8/2022	(4,965)
2,419,101	PLN	532,149	EUR	GSI	3/18/2022	(7,485)
5,428,866	PLN	1,364,861	USD	CITI	3/14/2022	(38,278)
895,531	RON	177,952	EUR	HSBC	6/30/2022	(103)
39,994,194	RUB	526,655	USD	GSI	3/16/2022	(15,509)
139,607,254	RUB	1,851,887	USD	GSI	3/16/2022	(67,636)
36,180,868	RUB	483,702	USD	HSBC	3/16/2022	(21,292)
42,286,424	RUB	563,706	USD	HSBC	3/16/2022	(23,264)
36,541,583	RUB	483,930	USD	MS	3/16/2022	(16,911)
3,318,724	THB	99,941	USD	JPM	3/21/2022	(278)
492,260	USD	16,566,129	THB	HSBC	2/11/2022	(5,264)
145,669	USD	4,875,963	THB	GSI	3/21/2022	(759)
79,920	USD	1,112,930	TRY	BB	4/21/2022	(160)
263,329	USD	3,711,207	TRY	BB	4/21/2022	(3,703)
801,910	USD	11,553,273	TRY	GSI	4/21/2022	(29,383)
498,574	USD	7,782,841	ZAR	CITI	3/16/2022	(4,807)
418,883	USD	6,602,705	ZAR	CITI	3/16/2022	(8,168)
70,931	USD	1,136,503	ZAR	GSI	3/16/2022	(2,576)
329,555	USD	5,294,906	ZAR	HSBC	3/16/2022	(12,911)
788,272	USD	12,239,098	ZAR	JPM	3/16/2022	(3,332)
528,088	USD	8,224,293	ZAR	JPM	3/16/2022	(3,845)
451,734	USD	7,095,415	ZAR	JPM	3/16/2022	(7,185)
8,483,051	ZAR	552,903	USD	GSI	3/16/2022	(4,234)
Total unrealized depreciation						$(1,116,902)
Total net unrealized appreciation						$453,205

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

Interest rate swap contracts ("interest rate swaps")

At January 31, 2022, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount	Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Effective Date(a)	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL 6,166,500	Pay	1D CETIP	5.36%	—	T/T	1/2/2023	$(72,651)	$37,736	$(34,915)
CME	BRL 1,114,953	Pay	1D CETIP	5.66%	—	T/T	1/2/2023	(12,731)	8,608	(4,123)
CME	BRL 2,048,651	Pay	1D CETIP	6.23%	—	T/T	1/2/2023	(21,207)	18,290	(2,917)
CME	BRL 1,792,047	Pay	1D CETIP	6.61%	—	T/T	1/2/2023	(17,490)	18,623	1,133
CME	BRL 2,429,009	Pay	1D CETIP	6.77%	—	T/T	1/2/2023	(23,081)	26,611	3,530
CME	BRL 588,077	Pay	1D CETIP	9.26%	—	T/T	1/2/2023	(3,684)	21,939	18,255
CME	BRL 29,822,502	Receive	1D CETIP	11.85%	—	T/T	1/2/2023	(18,024)	25,086	7,062
CME	BRL 6,050,785	Pay	1D CETIP	4.84%	—	T/T	1/2/2024	(139,711)	11,714	(127,997)
CME	BRL 2,841,304	Pay	1D CETIP	4.99%	—	T/T	1/2/2024	(63,332)	1,200	(62,132)
CME	BRL 1,540,849	Pay	1D CETIP	5.72%	—	T/T	1/2/2024	(31,187)	4,602	(26,585)
CME	BRL 3,300,564	Pay	1D CETIP	5.76%	—	T/T	1/2/2024	(68,264)	22,536	(45,728)
CME	BRL 2,433,475	Pay	1D CETIP	5.97%	—	T/T	1/2/2024	(47,184)	7,727	(39,457)
CME	BRL 1,838,229	Pay	1D CETIP	6.50%	—	T/T	1/2/2024	(33,934)	18,180	(15,754)
CME	BRL 4,964,102	Pay	1D CETIP	7.45%	—	T/T	1/2/2024	(70,605)	7,857	(62,748)
CME	BRL 3,065,530	Pay	1D CETIP	11.53%	—	T/T	1/2/2024	(1,825)	347	(1,478)
CME	BRL 20,460	Pay	1D CETIP	11.66%	—	T/T	1/2/2024	(4)	3	(1)
CME	BRL 3,843,874	Pay	1D CETIP	5.65%	—	T/T	1/2/2025	(110,597)	22,583	(88,014)
CME	BRL 1,325,330	Pay	1D CETIP	6.46%	—	T/T	1/2/2025	(33,359)	12,231	(21,128)
CME	BRL 1,240,652	Pay	1D CETIP	6.82%	—	T/T	1/2/2025	(29,050)	13,053	(15,997)
CME	BRL 7,302,260	Pay	1D CETIP	7.73%	—	T/T	1/2/2025	(129,128)	20,533	(108,595)
CME	BRL 947,033	Pay	1D CETIP	6.23%	—	T/T	1/4/2027	(39,292)	6,686	(32,606)
CME	CLP 538,832,146	Pay	1D CLICP	1.36%	—	6M/6M	6/17/2025	(90,324)	(1,325)	(91,649)
CME	CLP 545,795,071	Pay	1D CLICP	1.16%	—	6M/6M	6/23/2025	(96,073)	(1,406)	(97,479)
CME	CLP 756,242,798	Pay	1D CLICP	2.26%	—	6M/6M	3/16/2026	(117,613)	1,714	(115,899)
CME	CLP 179,373,543	Receive	1D CLICP	2.33%	—	6M/6M	6/5/2030	48,778	226	49,004
CME	CLP 163,946,219	Pay	1D CLICP	2.15%	—	6M/6M	8/24/2030	(48,138)	263	(47,875)
LCH	CNY 7,400,000	Pay	7D CNRR007	2.36%	—	3M/3M	1/18/2027	6,011	34	6,045
CME	COP 547,071,621	Receive	1D IBRCOL	6.40%	—	3M/3M	1/6/2027	3,145	(343)	2,802
CME	COP 82,908,573	Receive	1D IBRCOL	6.45%	—	3M/3M	1/7/2027	428	(51)	377
CME	COP 4,741,235,780	Receive	1D IBRCOL	7.14%	—	3M/3M	1/31/2027	(10,537)	(109)	(10,646)
CME	COP 1,742,073,468	Receive	1D IBRCOL	5.81%	—	3M/3M	4/3/2029	31,569	(1,012)	30,557
CME	COP 550,826,000	Receive	1D IBRCOL	5.47%	—	3M/3M	3/11/2030	14,092	(502)	13,590
CME	COP 1,075,067,725	Receive	1D IBRCOL	4.98%	—	3M/3M	4/23/2030	36,397	(117)	36,280
LCH	CZK 86,088,546	Pay	6M PRIBOR	3.76%	—	1Y/6M	11/22/2023	(55,238)	2,352	(52,886)
LCH	CZK 81,528,558	Pay	6M PRIBOR	3.80%	—	1Y/6M	11/25/2023	(50,319)	2,137	(48,182)
LCH	CZK 40,544,138	Pay	6M PRIBOR	2.47%	—	1Y/6M	9/21/2024	(86,701)	7,573	(79,128)
LCH	CZK 30,061,565	Receive	6M PRIBOR	3.25%	—	6M/1Y	11/22/2026	50,150	575	50,725
LCH	CZK 28,564,750	Receive	6M PRIBOR	3.33%	—	6M/1Y	11/25/2026	43,047	393	43,440
LCH	CZK 23,778,042	Receive	6M PRIBOR	4.03%	—	6M/1Y	1/10/2027	3,906	208	4,114
LCH	HUF 841,012,022	Pay	6M BUBOR	5.30%	—	1Y/6M	1/11/2024	(7,429)	1,066	(6,363)
LCH	HUF 1,145,261,669	Pay	6M BUBOR	5.16%	—	1Y/6M	1/12/2024	(19,282)	1,105	(18,177)
LCH	HUF 357,211,478	Receive	6M BUBOR	5.10%	—	6M/1Y	1/11/2027	4,210	(323)	3,887
LCH	HUF 57,406,868	Pay	6M BUBOR	3.31%	—	1Y/6M	10/4/2031	(21,492)	853	(20,639)
LCH	HUF 161,073,904	Pay	6M BUBOR	3.69%	—	1Y/6M	11/11/2031	(44,673)	1,611	(43,062)
LCH	INR 400,000,000	Pay	6M MIBOR	5.74%	1/20/2023	T/T	1/20/2024	(278,460)	—	(278,460)
LCH	INR 93,300,000	Receive	6M MIBOR	5.15%	—	6M/6M	8/27/2026	26,518	(56,705)	(30,187)
LCH	INR 93,000,000	Receive	6M MIBOR	5.15%	—	6M/6M	9/2/2026	26,478	(8,301)	18,177
CME	MXN 12,211,377	Pay	28D TIIE	6.75%	—	28D/28D	6/23/2022	713	439	1,152
CME	MXN 103,765,745	Receive	28D TIIE	7.20%	—	28D/28D	1/27/2023	(4,546)	(820)	(5,366)
CME	MXN 7,261,528	Pay	28D TIIE	5.55%	—	28D/28D	4/13/2023	(6,885)	(21)	(6,906)
CME	MXN 50,671,017	Pay	28D TIIE	5.01%	11/23/2022	28D/28D	11/22/2023	(64,410)	—	(64,410)
CME	MXN 79,767,371	Pay	28D TIIE	5.15%	2/23/2023	28D/28D	2/22/2024	(93,662)	—	(93,662)
CME	MXN 44,780,934	Pay	28D TIIE	5.47%	6/21/2023	28D/28D	6/19/2024	(43,813)	—	(43,813)
CME	MXN 5,068,693	Pay	28D TIIE	6.45%	—	28D/28D	4/1/2025	(7,384)	105	(7,279)
CME	MXN 10,964,660	Pay	28D TIIE	5.83%	—	28D/28D	4/6/2026	(31,890)	21	(31,869)
CME	MXN 1,800,000	Pay	28D TIIE	7.72%	—	28D/28D	12/3/2026	958	126	1,084
CME	MXN 3,300,000	Pay	28D TIIE	8.16%	—	28D/28D	12/28/2026	4,674	11	4,685

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

CME	MXN 6,685,611	Pay	28D TIIE	7.51%	—	28D/28D	4/20/2027	858	452	1,310
CME	MXN 7,645,431	Receive	28D TIIE	6.92%	—	28D/28D	8/31/2029	12,489	(49)	12,440
CME	MXN 7,282,589	Receive	28D TIIE	7.35%	—	28D/28D	11/10/2031	5,418	(223)	5,195
CME	MXN 9,063,869	Receive	28D TIIE	7.38%	—	28D/28D	11/10/2031	5,804	(283)	5,521
LCH	PLN 9,272,118	Receive	6M WIBOR	2.99%	—	6M/1Y	11/8/2026	112,648	(6,826)	105,822
LCH	PLN 91,450	Receive	6M WIBOR	4.03%	—	6M/1Y	1/11/2027	157	(14)	143
LCH	PLN 3,586,397	Pay	6M WIBOR	1.75%	—	1Y/6M	2/26/2030	(136,786)	13,369	(123,417)
LCH	PLN 860,528	Pay	6M WIBOR	1.91%	—	1Y/6M	5/18/2031	(33,782)	1,997	(31,785)
LCH	THB 33,000,000	Receive	6M THBFIX	1.10%	—	6M/6M	3/10/2026	1,858	(2,033)	(175)
LCH	TWD 35,000,000	Receive	3M TAIBOR	0.88%	—	3M/3M	10/26/2026	(4,707)	68	(4,639)
Total								$(1,880,178)	$262,380	$(1,617,798)

(a) Forward swap. Effective date reflects the date interest accruals will commence.

At January 31, 2022, the Fund had $1,631,639 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

Over-the-counter interest rate swaps

Counterparty	Notional Amount	Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Effective Date(b)	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	BRL 1,000,000	Pay	1D CETIP	11.99%	—	T/T	1/2/2023	$(502)	$88,796	$88,294
JPM	CLP 231,188,535	Pay	1D CLICP	3.43%	—	6M/6M	5/10/2022	(2,463)	(41)	(2,504)
GSI	MXN 28,033,731	Pay	28D TIIE	5.90%	—	28D/28D	9/12/2022	(6,663)	6	(6,657)
GSI	MXN 10,713,184	Pay	28D TIIE	6.21%	—	28D/28D	12/8/2025	(22,475)	154	(22,321)
GSI	MXN 9,462,643	Pay	28D TIIE	6.17%	—	28D/28D	3/5/2026	(21,487)	107	(21,380)
JPM	MXN 7,500,000	Pay	28D TIIE	6.13%	—	28D/28D	6/18/2026	(18,389)	108	(18,281)
GSI	MXN 5,000,000	Pay	28D TIIE	6.38%	—	28D/28D	9/16/2026	(10,360)	89	(10,271)
JPM	MYR 11,000,000	Receive	3M KLIBOR	2.48%	—	3M/3M	10/27/2023	3,767	(42,723)	(38,956)
GSI	RUB 58,876,075	Pay	3M MOSPRIME	5.50%	—	1Y/3M	1/14/2023	(39,166)	(1,491)	(40,657)
GSI	RUB 223,218,139	Pay	3M MOSPRIME	7.07%	—	1Y/3M	4/2/2023	(133,030)	147,512	14,482
JPM	RUB 480,585,505	Pay	3M MOSPRIME	7.19%	7/27/2022	1Y/3M	7/27/2023	(235,373)	—	(235,373)
GSI	RUB 145,046,455	Pay	3M MOSPRIME	7.98%	—	1Y/3M	10/4/2024	(117,727)	38,493	(79,234)
Total								$(603,868)	$231,010	$(372,858)

(b) Forward swap. Effective date reflects the date interest accruals will commence.

At January 31, 2022, the Fund had cash collateral of $110,000 and $260,000 from Goldman Sachs International and JPMorgan Chase Bank N.A., respectively and cash collateral of $120,000 and $10,000 received from Citibank, N.A. and Morgan Stanley Capital Services LLC, respectively, to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds(a)	$—	$63,193,699	$—	$63,193,699
Foreign Government Securities(a)	—	132,610,114	—	132,610,114
U.S. Treasury Obligations	—	980,461	—	980,461
Short-Term Investments	—	8,140,036	—	8,140,036
Total Investments	$—	$204,924,310	$—	$204,924,310

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$481,280	$—	$—	$481,280
Liabilities	(145,456)	—	—	(145,456)
Forward FX Contracts(a)
Assets	—	1,570,107	—	1,570,107
Liabilities	—	(1,116,902)	—	(1,116,902)
Swaps
Assets	—	529,106	—	529,106
Liabilities	—	(2,519,762)	—	(2,519,762)
Total	$335,824	$(1,537,451)	$—	$(1,201,627)

(a)	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) January 31, 2022

NUMBER OF SHARES		VALUE

Common Stocks 0.3%
Business Equipment & Services 0.1%
21,820	Brock Holdings III, Inc.	$349,120	*(a)(b)(o)
IT Services 0.0%(c)
4,020	Riverbed Technology, Inc.	67,938	*
Materials 0.1%
39,703	Covia Holdings LLC	496,288	*(b)
Media 0.1%
17,308	iHeartMedia, Inc., Class A	348,756	*
	Total Common Stocks (Cost $1,056,613)	1,262,102

PRINCIPAL AMOUNT

Loan Assignments(d) 77.1%
Aerospace & Defense 1.5%
$427,337	AI Convoy (Luxembourg) S.A.R.L., Term Loan B, (3M USD LIBOR + 3.50%, 6M USD LIBOR + 3.50%), 4.50%, due 1/18/2027	427,871	(e)
1,270,000	Cobham Ultra SeniorCo S.a.r.l., Term Loan B, (1M USD LIBOR + 3.75%), due 5/1/2024	1,266,431	(f)(g)
485,000	KKR Apple Bidco, LLC, Second Lien Term Loan, (1M USD LIBOR + 5.75%), 6.25%, due 9/21/2029	491,872
519,841	MHI Holdings, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 5.10%, due 9/21/2026	520,003
	Peraton Corp.
880,000	Second Lien Term Loan B1, (1M USD LIBOR + 7.75%), 8.50%, due 2/1/2029	896,773
1,543,338	Term Loan B, (1M USD LIBOR + 3.75%), 4.50%, due 2/1/2028	1,540,760
976,615	Spirit Aerosystems, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 4.25%, due 1/15/2025	979,056
637,237	TransDigm, Inc., Term Loan F, (1M USD LIBOR + 2.25%), 2.35%, due 12/9/2025	630,189
		6,752,955
Air Transport 1.8%
1,670,000	AAdvantage Loyalty IP Ltd., Term Loan, (3M USD LIBOR + 4.75%), 5.50%, due 4/20/2028	1,731,005
1,945,000	Air Canada, Term Loan B, (3M USD LIBOR + 3.50%), 4.25%, due 8/11/2028	1,949,046
	American Airlines, Inc.
747,104	Term Loan, (3M USD LIBOR + 2.00%), 2.11%, due 12/15/2023	738,101
1,508,316	Term Loan B, (1M USD LIBOR + 1.75%), 1.85%, due 6/27/2025	1,458,663
230,000	Mileage Plus Holdings LLC, Term Loan B, (3M USD LIBOR + 5.25%), 6.25%, due 6/21/2027	242,535
360,000	SkyMiles IP Ltd., Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/20/2027	379,847
1,771,613	United Airlines, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 4.50%, due 4/21/2028	1,770,868
		8,270,065
Airlines 0.3%
1,260,000	Echo Global Logistics, Inc., Term Loan, (3M USD LIBOR + 3.75%), 4.25%, due 11/23/2028	1,257,379
Auto Parts & Equipment 0.3%
	DexKo Global Inc.
186,844	Term Loan, (3M USD LIBOR + 1.88%, 3M USD LIBOR + 3.75%), 1.88% - 4.25%, due 10/4/2028	186,456	(e)
1,163,400	Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 10/4/2028	1,160,980
		1,347,436

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Automotive 1.2%
$1,711,400	American Trailer World Corp., Term Loan B, (1M USD LIBOR + 3.75%), 4.50%, due 3/3/2028	$1,700,173
657,218	Dealer Tire, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 4.36%, due 12/12/2025	657,494
	First Brands Group, LLC
1,262,270	Term Loan, (3M USD LIBOR + 5.00%), 6.00%, due 3/30/2027	1,263,457
898,663	Second Lien Term Loan, (3M USD LIBOR + 8.50%), 9.50%, due 3/30/2028	901,476
536,217	Tenneco, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.11%, due 10/1/2025	529,600
378,286	Wand NewCo 3, Inc., Term Loan, (3M USD LIBOR + 3.00%), 3.18%, due 2/5/2026	372,298
		5,424,498
Beverage & Tobacco 0.2%
1,119,375	Triton Water Holdings, Inc., Term Loan, (3M USD LIBOR + 3.50%), 4.00%, due 3/31/2028	1,109,961
Building & Development 1.5%
565,847	Cornerstone Building Brands, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 3.75%, due 4/12/2028	563,900
252,272	Forterra Finance, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 10/25/2023	251,941
429,510	MI Windows and Doors, LLC, Term Loan, (3M SOFR + 3.50%), 4.00%, due 12/18/2027	429,330
620,313	Potters Industries, LLC, Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 12/14/2027	621,088
	SRS Distribution, Inc.
765,000	Term Loan, (1M USD LIBOR + 3.50%), due 6/2/2028	764,526	(f)(g)
1,149,225	Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 6/2/2028	1,147,467
	Tecta America Corp.
1,044,750	Term Loan, (1M USD LIBOR + 4.25%), 5.00%, due 4/10/2028	1,046,056	(b)
235,000	Second Lien Term Loan, (1M USD LIBOR + 8.50%), 9.25%, due 4/9/2029	235,000	(b)
785,063	White Cap Buyer, LLC, Term Loan B, (3M USD LIBOR + 4.00%), 4.25%, due 10/19/2027	784,348
916,432	Wilsonart LLC, Term Loan E, (3M USD LIBOR + 3.50%), 4.50%, due 12/19/2026	913,994
		6,757,650
Building Materials 1.1%
2,685,000	Chamberlain Group, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 4.00%, due 11/3/2028	2,678,288
	DiversiTech Holdings, Inc.
592,429	First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.25%, due 12/16/2028	591,504
655,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 7.25%, due 12/16/2029	659,094	(b)
875,000	Vector WP Holdco,Inc, Term Loan B, (1M USD LIBOR + 5.00%), 5.75%, due 10/12/2028	870,625	(b)
		4,799,511
Business Equipment & Services 9.0%
2,379,827	Allied Universal Holdco LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 5/12/2028	2,372,282	(g)
605,425	AlterDomus, Term Loan B, (3M USD LIBOR + 3.75%), 4.50%, due 2/17/2028	603,657
955,000	Anticimex International AB, Term Loan B1, (3M USD LIBOR + 3.50%), 4.00%, due 11/16/2028	954,102
2,165,000	APFS Staffing Holdings, Inc., Term Loan, (USD LIBOR + 4.25%), due 12/29/2028	2,165,000	(f)(g)
1,521,188	APX Group, Inc., Term Loan B, (1M USD LIBOR + 3.50%, 3M USD LIBOR + 2.50%), 4.00% - 5.75%, due 7/10/2028	1,517,385	(e)
1,870,000	AqGen Island Holdings, Inc., Term Loan, (3M USD LIBOR + 3.50%), 4.00%, due 8/2/2028	1,861,435	(g)

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,080,000	Cast and Crew Payroll, LLC, Term Loan, (1M USD LIBOR + 3.75%), due 12/29/2028	$1,078,650	(f)(g)
667,359	Constant Contact, Inc., Term Loan, (3M USD LIBOR + 4.00%), 4.75%, due 2/10/2028	665,137
	ConvergeOne Holdings, Inc.
2,608,331	Term Loan, (1M USD LIBOR + 5.00%), 5.10%, due 1/4/2026	2,546,383	(g)
475,000	Second Lien Term Loan, (1M USD LIBOR + 8.50%), 8.61%, due 1/4/2027	458,375
1,792,768	Cyxtera DC Holdings, Inc., Term Loan B, (6M USD LIBOR + 3.00%), 4.00%, due 5/1/2024	1,782,836	(f)(g)
1,009,625	Deerfield Dakota Holding, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 4.75%, due 4/9/2027	1,011,988
737,338	Element Materials Technology Group US Holdings Inc., Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 6/28/2024	734,941
2,840,555	Endure Digital, Inc., Term Loan, (3M USD LIBOR + 3.50%), 4.25%, due 2/10/2028	2,811,553
1,255,000	EP Purchaser, LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.00%, due 11/6/2028	1,255,226
2,114,708	Garda World Security Corporation, Term Loan B, (1M USD LIBOR + 4.25%), 4.36%, due 10/30/2026	2,117,795
945,450	Greeneden U.S. Holdings II, LLC, Term Loan B4, (1M USD LIBOR + 4.00%), 4.75%, due 12/1/2027	944,864
672,913	Intrado Corporation, Term Loan, (3M USD LIBOR + 4.00%), 5.00%, due 10/10/2024	629,241
1,584,262	Learning Care Group, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 4.25%, due 3/13/2025	1,561,908	(g)
	Loire Finco Luxembourg S.a.r.l.
586,131	Term Loan, (1M USD LIBOR + 3.25%), 3.35%, due 4/21/2027	574,895
585,586	Term Loan B2, (1M USD LIBOR + 3.75%), 4.50%, due 4/21/2027	583,027
2,162,403	Packaging Coordinators Midco, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 11/30/2027	2,160,154
	Refficiency Holdings, LLC
1,164,630	Term Loan, (1M USD LIBOR + 3.75%), 4.50%, due 12/16/2027	1,162,010
6,107	Term Loan, (1M USD LIBOR + 3.75%), 3.75%, due 12/31/2027	6,093
426,641	Service Logic Acquisition, Inc., Term Loan, (3M USD LIBOR + 4.00%), 4.75%, due 10/29/2027	425,575	(b)
738,150	Summer (BC) Holdco B S.a.r.l., Term Loan B2, (1M USD LIBOR + 4.50%), 5.25%, due 12/4/2026	738,150
717,718	Surf Holdings, LLC, Term Loan, (3M USD LIBOR + 3.50%), 3.69%, due 3/5/2027	713,771
1,457,675	System One Holdings, LLC, Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 3/2/2028	1,456,771
908,488	Trader Interactive, LLC, Term Loan B, (3M USD LIBOR + 4.00%), 4.50%, due 7/28/2028	903,945	(b)
1,360,000	Vaco Holdings, LLC, Term Loan, (1M SOFR + 5.00%), 5.75%, due 1/20/2029	1,357,457
1,129,325	WebHelp, Term Loan, (3M USD LIBOR + 4.00%), 4.50%, due 8/4/2028	1,129,325
424,967	West Corporation, Term Loan B1, (3M USD LIBOR + 3.50%), 4.50%, due 10/10/2024	394,157
1,513,790	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 2.86%, due 5/18/2025	1,485,194
		40,163,282
Cable & Satellite Television 1.5%
1,904,779	Altice France S.A., Term Loan B13, (2M USD LIBOR + 4.00%), 4.12%, due 8/14/2026	1,896,055	(g)
361,356	Eagle Broadband Investments LLC, Term Loan, (3M USD LIBOR + 3.00%), 3.75%, due 11/12/2027	360,091
1,246,875	McGraw-Hill Global Education Holdings, LLC, Term Loan, (1M USD LIBOR + 4.75%), 5.25%, due 7/28/2028	1,243,234
497,389	Numericable Group SA, Term Loan B11, (3M USD LIBOR + 2.75%), 2.88%, due 7/31/2025	490,674

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$2,685,000	Radiate Holdco, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 4.00%, due 9/25/2026	$2,678,556
		6,668,610
Chemicals 0.6%
1,370,000	Olympus Water US Holding Corporation, Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 11/9/2028	1,367,438
	Valcour Packaging, LLC
700,000	First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.25%, due 10/4/2028	697,375
525,000	Second Lien Term Loan, (3M USD LIBOR + 7.00%), 7.50%, due 10/4/2029	523,688	(b)
		2,588,501
Chemicals & Plastics 1.3%
	Aruba Investments, Inc.
590,545	Term Loan, (6M USD LIBOR + 3.75%), 4.50%, due 11/24/2027	590,545
70,000	Second Lien Term Loan, (6M USD LIBOR + 7.75%), 8.50%, due 11/24/2028	70,117
1,017,710	Charter NEX US, Inc., Term Loan, (1M USD LIBOR + 3.75%), 4.50%, due 12/1/2027	1,018,504
	CPC Acquisition Corp.
947,838	Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 12/29/2027	938,359
95,000	Second Lien Term Loan, (3M USD LIBOR + 7.75%), 8.50%, due 12/29/2028	93,100
1,347,600	SCIH Salt Holdings Inc., Term Loan B, (6M USD LIBOR + 4.00%), 4.75%, due 3/16/2027	1,336,293
910,000	Sparta U.S. HoldCo LLC, Term Loan, (3M USD LIBOR + 3.50%), 4.25%, due 8/2/2028	908,863
840,000	W.R. Grace & Co.-Conn., Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 9/22/2028	840,000
		5,795,781
Clothing - Textiles 1.4%
845,750	Birkenstock GmbH & Co. KG, Term Loan B, (6M USD LIBOR + 3.25%), 3.75%, due 4/28/2028	843,636
	S&S Holdings LLC
225,000	Second Lien Term Loan, (3M USD LIBOR + 8.75%), 9.25%, due 3/9/2029	221,625	(b)
1,590,715	Term Loan, (3M USD LIBOR + 5.00%), 5.50%, due 3/11/2028	1,586,245
3,525,208	Varsity Brands, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 4.50%, due 12/15/2024	3,460,767	(g)
		6,112,273
Commercial Services 0.1%
330,000	Foundational Education Group Inc., Second Lien Term Loan, (3M USD LIBOR + 6.50%), 7.00%, due 8/31/2029	329,036
Communication Services 0.4%
985,000	AEA International Holdings (Lux) S.a.r.l., Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 9/7/2028	985,000	(b)
830,000	Foundational Education Group Inc., First Lien Term Loan, (3M USD LIBOR + 4.25%), 4.75%, due 8/31/2028	828,448
		1,813,448
Computers 0.1%
410,000	Vision Solutions, Inc., Term Loan, (1M USD LIBOR + 4.00%), due 4/24/2028	408,335	(f)(g)
Conglomerates 0.3%
902,919	Bright Bidco B.V., Term Loan B, (6M USD LIBOR + 3.50%), 4.50%, due 6/30/2024	692,286
887,775	Conair Holdings, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 5/17/2028	886,825
		1,579,111
Containers & Glass Products 2.0%
799,747	Anchor Packaging Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.11%, due 7/18/2026	793,749	(b)

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Berlin Packaging LLC
$540,919	Term Loan B, (3M USD LIBOR + 3.25%), 3.75%, due 3/11/2028	$537,879
1,221,938	First Lien Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 3/11/2028	1,221,180
1,456,865	BWAY Holding Company, Term Loan B, (1M USD LIBOR + 3.25%), 3.35%, due 4/3/2024	1,442,063
1,320,025	Klockner-Pentaplast of America, Inc., Term Loan B, (6M USD LIBOR + 4.75%), 5.25%, due 2/12/2026	1,311,775	(b)
669,950	Spa Holdings 3 Oy, Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 2/4/2028	669,113	(b)
905,450	Technimark Holdings, LLC, Term Loan, (3M USD LIBOR + 3.75%), 4.25%, due 7/9/2029	899,229
671,376	TricorBraun Holdings, Inc., Term Loan, (1M USD LIBOR + 3.25%), 3.75%, due 3/3/2028	666,656
	Trident TPI Holdings, Inc.
543,127	Term Loan B1, (3M USD LIBOR + 3.25%), 4.25%, due 10/17/2024	542,220
1,048,199	Term Loan, (3M USD LIBOR + 4.00%), 4.50%, due 9/15/2028	1,048,944
		9,132,808
Cosmetics - Toiletries 0.4%
1,683,223	Sunshine Luxembourg VII SARL, Term Loan B3, (3M USD LIBOR + 3.75%), 4.50%, due 10/1/2026	1,680,917
Diversified Financial Services 0.4%
	Eisner Advisory Group LLC
752,470	Term Loan, (1M USD LIBOR + 5.25%), 6.00%, due 7/28/2028	750,589	(b)
75,455	Term Loan, (3M USD LIBOR + 5.25%), 6.25%, due 7/28/2028	75,266
865,000	Superannuation and Investments US, LLC, Term Loan, (1M USD LIBOR + 3.75%), 4.25%, due 12/1/2028	866,514
		1,692,369
Diversified Insurance 0.9%
1,298,091	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 10/1/2027	1,298,494
2,563,910	Hub International Limited, Term Loan B, (3M USD LIBOR + 3.25%), 4.00%, due 4/25/2025	2,557,936
		3,856,430
Ecological Services & Equipment 0.3%
1,406,025	Denali Water Solutions, Term Loan B, (3M USD LIBOR + 4.25%), 5.00%, due 3/25/2028	1,404,267
Electric 0.3%
	Generation Bridge Acquisition, LLC
803,265	Term Loan B, (3M USD LIBOR + 5.00%), 5.75%, due 12/1/2028	805,273	(b)
16,735	Term Loan C, (1M USD LIBOR + 5.00%), 5.11%, due 12/1/2028	16,777	(b)
	Generation Bridge II, LLC
636,644	Term Loan B, (1M USD LIBOR + 5.00%), due 12/15/2028	636,644	(b)(f)(g)
78,356	Term Loan C, (1M USD LIBOR + 5.00%), due 12/15/2028	78,356	(b)(f)(g)
		1,537,050
Electronics - Electrical 9.1%
1,014,900	Ahead DB Holdings, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.50%, due 10/18/2027	1,012,525
529,222	Applied Systems, Inc., Second Lien Term Loan, (3M USD LIBOR + 5.50%), 6.25%, due 9/19/2025	531,619
587,050	AQA Acquisition Holding, Inc., First Lien Term Loan, (3M USD LIBOR + 4.25%), 4.75%, due 3/3/2028	589,251
	Barracuda Networks, Inc.
482,039	First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 2/12/2025	482,642
670,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 7.50%, due 10/30/2028	673,558
643,459	CommScope, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 3.35%, due 4/6/2026	631,664

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Confluence Technologies, Inc
$1,745,000	Term Loan, (3M USD LIBOR + 3.75%), 4.25%, due 7/6/2028	$1,736,275	(b)(g)
320,000	Second Lien Term Loan, (3M USD LIBOR + 6.50%), 7.00%, due 7/6/2029	319,200	(b)
	Epicor Software Corporation
725,813	Term Loan, (1M USD LIBOR + 3.25%), 4.00%, due 7/30/2027	723,671
90,000	Second Lien Term Loan, (1M USD LIBOR + 7.75%), 8.75%, due 7/31/2028	91,744
1,821,715	Finastra USA, Inc., First Lien Term Loan, (3M USD LIBOR + 3.50%), 4.50%, due 6/13/2024	1,814,720
854,530	Flexera Software LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.50%, due 3/3/2028	854,171
712,571	Helios Software Holdings, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 3.97%, due 3/11/2028	710,348
	Hyland Software, Inc.
1,129,829	First Lien Term Loan, (1M USD LIBOR + 3.50%), 4.25%, due 7/1/2024	1,129,264
405,309	Second Lien Term Loan, (1M USD LIBOR + 6.25%), 7.00%, due 7/7/2025	407,335
789,038	IGT Holding IV AB, Term Loan B2, (3M USD LIBOR + 3.50%), 4.00%, due 3/31/2028	787,065
377,150	Imprivata, Inc., Term Loan, (3M USD LIBOR + 3.50%), 4.00%, due 12/1/2027	376,286
1,159,175	Ingram Micro Inc., Term Loan B, (3M USD LIBOR + 3.50%), 4.00%, due 6/30/2028	1,156,764
	Ivanti Software, Inc.
496,250	Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 12/1/2027	492,350
1,323,350	Term Loan B, (3M USD LIBOR + 4.25%), 5.00%, due 12/1/2027	1,315,317
	Maverick Bidco, Inc.
608,475	Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 5/18/2028	608,219
245,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 7.50%, due 5/18/2029	245,000	(b)
1,232,292	Netsmart Technologies, Inc., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 10/1/2027	1,233,832
	Optiv Security, Inc.
2,334,088	First Lien Term Loan, (3M USD LIBOR + 3.25%), 4.25%, due 2/1/2024	2,310,024
280,000	Second Lien Term Loan, (3M USD LIBOR + 7.25%), 8.25%, due 2/1/2025	278,600
2,250,000	Ping Identity Corporation, Term Loan B, (1M SOFR + 3.75%), 4.25%, due 11/22/2028	2,250,000	(b)
2,004,975	Polaris Newco LLC, Term Loan B, (3M USD LIBOR + 4.00%), 4.50%, due 6/2/2028	2,003,371
809,226	Project Alpha Intermediate Holding, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.11%, due 4/26/2024	808,619
	Proofpoint, Inc.
700,000	First Lien Term Loan, (3M USD LIBOR + 3.25%), 3.75%, due 8/31/2028	696,108
505,000	Second Lien Term Loan, (3M USD LIBOR + 6.25%), 6.75%, due 8/31/2029	508,631
1,761,688	Rackspace Technology Global, Inc., Term Loan B, (3M USD LIBOR + 2.75%), 3.50%, due 2/15/2028	1,743,331
500,000	RealPage, Inc, Second Lien Term Loan, (1M USD LIBOR + 6.50%), 7.25%, due 4/23/2029	505,250
1,521,188	RealPage, Inc., First Lien Term Loan, (1M USD LIBOR + 3.25%), 3.75%, due 4/24/2028	1,512,791
	Redstone Holdco 2 LP
1,685,775	Term Loan, (3M USD LIBOR + 4.75%), 5.50%, due 4/27/2028	1,561,028
480,000	Second Lien Term Loan, (3M USD LIBOR + 7.75%), 8.50%, due 4/27/2029	425,760
455,657	Riverbed Technology, Inc., Term Loan, (3M USD LIBOR + 6.00%), 7.00%, due 12/8/2026	443,354
195,500	S2P Acquisition Borrower, Inc., Term Loan, (1M USD LIBOR + 4.00%), 4.11%, due 8/14/2026	195,256

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$967,860	Sovos Compliance, LLC, Term Loan, (1M USD LIBOR + 4.50%), 5.00%, due 8/11/2028	$971,692
275,000	Tibco Software Inc., Second Lien Term Loan, (1M USD LIBOR + 7.25%), 7.36%, due 3/3/2028	275,688
1,329,725	Tibco Software, Inc., Term Loan B3, (1M USD LIBOR + 3.75%), 3.86%, due 6/30/2026	1,327,066
	Ultimate Software Group Inc. (The)
907,720	Term Loan, (3M USD LIBOR + 3.25%), 3.75%, due 5/4/2026	904,725
1,085,000	Second Lien Term Loan, (3M USD LIBOR + 5.25%), 5.75%, due 5/3/2027	1,092,682
	Vision Solutions, Inc.
1,296,750	Term Loan, (3M USD LIBOR + 4.00%), 4.75%, due 4/24/2028	1,291,485
910,000	Second Lien Term Loan, (3M USD LIBOR + 7.25%), 8.00%, due 4/23/2029	909,545
688,050	Weld North Education, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 4.25%, due 12/21/2027	686,330
		40,624,156
Entertainment 0.2%
872,812	Herschend Entertainment Company, LLC, Term Loan, (1M USD LIBOR + 3.75%), 4.25%, due 8/27/2028	872,812
Equipment Leasing 0.5%
2,155,000	PECF USS Intermediate Holding III Corporation, Term Loan B, (3M USD LIBOR + 4.25%), 4.75%, due 12/15/2028	2,155,776
Financial Intermediaries 2.6%
1,117,200	Apex Group Treasury LLC, Term Loan, (3M USD LIBOR + 3.75%), 4.25%, due 7/27/2028	1,118,250
	AssuredPartners, Inc.
820,000	Term Loan, (USD LIBOR + 3.50%), due 2/12/2027	817,950	(f)(g)
1,279,526	Term Loan B, (1M USD LIBOR + 3.50%), 3.60%, due 2/12/2027	1,270,135
	Asurion LLC
2,785,000	Second Lien Term Loan B3, (1M USD LIBOR + 5.25%), 5.35%, due 1/31/2028	2,787,312
1,375,000	Second Lien Term Loan B4, (1M USD LIBOR + 5.25%), 5.35%, due 1/20/2029	1,375,866	(g)
504,900	Camelot U.S. Acquisition 1 Co., Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 10/30/2026	503,794
	Edelman Financial Center, LLC
390,000	Second Lien Term Loan, (1M USD LIBOR + 6.75%), 6.85%, due 7/20/2026	390,811
887,313	Term Loan B, (1M USD LIBOR + 3.50%), 4.25%, due 4/7/2028	884,385
445,508	GT Polaris, Inc., Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 9/24/2027	444,840
1,080,000	Mediaocean, LLC, Term Loan, (1M USD LIBOR + 3.50%), 4.00%, due 12/15/2028	1,080,270
	Sedgwick Claims Management Services, Inc.
736,125	Term Loan B, (1M USD LIBOR + 3.75%), 3.85%, due 9/3/2026	734,469
251,063	Term Loan B3, (1M USD LIBOR + 4.25%), 5.25%, due 9/3/2026	251,168
		11,659,250
Food Products 0.4%
444,375	Chobani, LLC, Term Loan B, (1M USD LIBOR + 3.50%), 4.50%, due 10/25/2027	444,930
667,317	Sovos Brands Intermediate, Inc., Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 6/8/2028	666,343
516,100	WOOF Holdings, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 12/21/2027	515,455	(b)
		1,626,728
Food Service 0.2%
858,000	Welbilt, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 2.60%, due 10/23/2025	855,495

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Health Care 12.3%
	ADMI Corp.
$883,325	Term Loan B2, (1M USD LIBOR + 3.38%), 3.88%, due 12/23/2027	$876,559
997,500	Term Loan B3, (1M USD LIBOR + 3.50%), 4.00%, due 12/23/2027	993,969
982,538	AHP Health Partners, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 4.00%, due 8/4/2028	983,461
3,813,623	Athenahealth, Inc., Term Loan, (SOFR + 3.50%), due 1/26/2029	3,795,356	(f)(g)
1,581,868	Auris Luxembourg III S.a.r.l., Term Loan B2, (1M USD LIBOR + 3.75%), 3.85%, due 2/27/2026	1,569,340
	Aveanna Healthcare, LLC
1,230,125	Term Loan B, (1M USD LIBOR + 3.75%), 4.25%, due 7/17/2028	1,224,417
905,000	Second Lien Term Loan, (1M USD LIBOR + 7.00%), 7.50%, due 12/10/2029	894,819
812,963	Bella Holding Company, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 4.50%, due 5/10/2028	811,800
733,754	Cano Health, LLC, Term Loan, (3M USD LIBOR + 4.50%), 5.25%, due 11/23/2027	732,705
1,371,563	CHG Healthcare Services Inc., Term Loan, (3M USD LIBOR + 3.50%), 4.00%, due 9/29/2028	1,371,905
1,032,876	Confluent Health, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.50%, due 11/30/2028	1,028,569
376,200	Curium BidCo S.a.r.l., Term Loan, (3M USD LIBOR + 4.25%), 5.00%, due 12/2/2027	375,730	(b)
1,225,000	Electron BidCo Inc., Term Loan, (3M USD LIBOR + 3.25%), 3.75%, due 11/1/2028	1,221,741
3,876,083	Envision Healthcare Corporation, First Lien Term Loan, (1M USD LIBOR + 3.75%), 3.85%, due 10/10/2025	2,993,925	(g)
	Heartland Dental, LLC
722,519	First Lien Term Loan, (1M USD LIBOR + 3.50%), 3.60%, due 4/30/2025	717,404
696,500	Term Loan, (1M USD LIBOR + 4.00%), 4.10%, due 4/30/2025	696,068
680,000	Impala Bidco 0 Limited, (Acacium Group), Term Loan, (USD LIBOR + 4.50%), due 6/8/2028	674,900	(f)(g)
850,725	Insulet Corporation, Term Loan B, (1M USD LIBOR + 3.25%), 3.75%, due 5/4/2028	850,019
	MedAssets Software Intermediate Holdings, Inc.
915,000	Term Loan, (3M USD LIBOR + 4.00%), 4.50%, due 12/18/2028	912,712
530,000	Second Lien Term Loan 2, (3M USD LIBOR + 6.75%), 7.25%, due 11/18/2029	528,235
1,029,000	Medical Solutions Holdings, Inc., First Lien Term Loan, (3M USD LIBOR + 3.50%), 4.00%, due 11/1/2028	1,026,911
2,060,000	Medline Borrower, LP, Term Loan B, (1M USD LIBOR + 3.25%), 3.75%, due 10/23/2028	2,050,668
749,338	Midwest Physician Administrative Services, LLC, Term Loan, (3M USD LIBOR + 3.25%), 4.00%, due 3/12/2028	746,258
3,190,500	MPH Acquisition Holdings LLC, Term Loan B, (3M USD LIBOR + 4.25%), 4.75%, due 8/17/2028	3,095,200	(g)
	National Mentor Holdings, Inc.
594,841	Term Loan, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.50%, due 3/2/2028	588,066	(e)
19,242	Term Loan C, (3M USD LIBOR + 3.75%), 4.50%, due 3/2/2028	19,023
410,000	Second Lien Term Loan, (3M USD LIBOR + 7.25%), 8.00%, due 3/2/2029	410,512
1,638,980	Navicure, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.11%, due 10/22/2026	1,635,915
711,425	Pacific Dental Services, LLC, Term Loan, (1M USD LIBOR + 3.25%), 4.00%, due 5/5/2028	710,984
1,230,000	Parexel International Corporation, First Lien Term Loan, (1M USD LIBOR + 3.50%), 4.00%, due 11/15/2028	1,229,422
412,727	Pearl Intermediate Parent LLC, Second Lien Term Loan, (1M USD LIBOR + 6.25%), 6.35%, due 2/13/2026	412,987
2,261,891	PetVet Care Centers, LLC, Term Loan B3, (1M USD LIBOR + 3.50%), 4.25%, due 2/14/2025	2,259,064
524,277	PointClickCare Technologies, Inc., Term Loan B, (6M USD LIBOR + 3.00%), 3.75%, due 12/29/2027	523,622

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$363,175	Press Ganey Holdings, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 4.50%, due 7/24/2026	$363,404
744,375	Project Ruby Ultimate Parent Corp., Term Loan, (1M USD LIBOR + 3.25%), 4.00%, due 3/3/2028	741,933
432,825	Quantum Health Inc., Term Loan, (3M USD LIBOR + 4.50%), 5.25%, due 12/22/2027	432,284	(b)
869,719	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 3.85%, due 11/16/2025	866,928
895,000	Sharp Midco, LLC, Term Loan B, (3M USD LIBOR + 4.00%), 4.50%, due 12/31/2028	893,881	(b)
215,000	Sound Inpatient Physicians, Second Lien Term Loan, (1M USD LIBOR + 6.75%), 6.85%, due 6/26/2026	214,463
	Southern Veterinary Partners, LLC
1,460,024	Term Loan, (3M USD LIBOR + 4.00%), 5.00%, due 10/5/2027	1,461,849	(g)
340,000	Second Lien Term Loan, (6M USD LIBOR + 7.75%), 8.75%, due 10/5/2028	340,639
	Summit Behavioral Healthcare, LLC
730,000	First Lien Term Loan, (1M USD LIBOR + 4.75%), due 11/24/2028	715,400	(f)(g)
900,000	First Lien Term Loan, (3M USD LIBOR + 4.75%), 5.50%, due 11/24/2028	882,000	(b)
360,000	Second Lien Term Loan, (3M USD LIBOR + 7.75%), 8.50%, due 10/18/2029	342,000	(b)
4,647,653	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 3.75%, due 2/6/2024	4,478,014	(g)
	Team Services Group
1,351,044	Term Loan, (3M USD LIBOR + 5.00%), 6.00%, due 12/20/2027	1,351,044	(b)
75,000	Second Lien Term Loan, (3M USD LIBOR + 9.00%), 10.00%, due 10/27/2028	74,625	(b)
817,550	Tivity Health Inc., Term Loan B, (1M USD LIBOR + 4.25%), 4.36%, due 6/30/2028	814,280
	U.S. Anesthesia Partners, Inc.
1,371,563	Term Loan, (6M USD LIBOR + 4.25%), 4.75%, due 10/1/2028	1,367,708
345,000	Second Lien Term Loan, (3M USD LIBOR + 7.50%), 8.00%, due 10/1/2029	344,137
1,412,366	Verscend Holding Corp., Term Loan B, (1M USD LIBOR + 4.00%), 4.10%, due 8/27/2025	1,410,953
		55,057,808
Home Furnishings 0.1%
345,916	Weber-Stephen Products LLC, Term Loan B, (1M USD LIBOR + 3.25%, 6M USD LIBOR + 3.25%), 4.00%, due 10/30/2027	345,916	(e)
Industrial Equipment 4.9%
1,262,598	Apex Tool Group, LLC, Term Loan B, (1M USD LIBOR + 5.50%), 6.75%, due 8/1/2024	1,259,707
	BCPE Empire Holdings, Inc.
1,359,990	Term Loan B, (1M USD LIBOR + 4.00%), 4.10%, due 6/11/2026	1,352,510	(g)
655,000	Term Loan, (1M USD LIBOR + 4.00%), 4.50%, due 6/11/2026	652,138
1,994,906	Circor International, Inc., Term Loan B, (1M USD LIBOR + 4.50%), 5.00%, due 12/20/2028	1,983,694	(g)
1,888,073	CMBF LLC, Term Loan, (1M USD LIBOR + 6.00%), 6.50%, due 8/2/2028	1,873,913	(b)(g)
1,268,278	Crosby US Acquisition Corp., Term Loan B, (1M USD LIBOR + 4.75%), 4.85%, due 6/26/2026	1,267,492
	Engineered Machinery Holdings, Inc.
1,150,000	Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 5/19/2028	1,151,230
330,000	Second Lien Term Loan, (3M USD LIBOR + 6.00%), 6.75%, due 5/21/2029	332,475
500,000	Second Lien Term Loan, (3M USD LIBOR + 6.50%), 7.25%, due 5/21/2029	501,875
577,445	FCG Acquisitions Inc., Term Loan, (3M USD LIBOR + 3.75%), 3.97% - 4.25%, due 3/31/2028	577,445	(e)
1,421,438	Filtration Group Corporation, Term Loan, (1M USD LIBOR + 3.50%), 4.00%, due 10/21/2028	1,418,481

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Fluid-Flow Products, Inc.
$447,758	Term Loan, (3M USD LIBOR + 3.75%), 4.25%, due 3/31/2028	$447,619
407,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 7.25%, due 3/16/2029	410,053
1,802,067	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 4.00%), 4.22%, due 9/30/2026	1,797,562
1,403,873	Groupe Solmax Inc., Term Loan, (3M USD LIBOR + 4.75%), 5.50%, due 5/29/2028	1,406,512	(g)
1,920,350	Madison IAQ LLC, Term Loan, (6M USD LIBOR + 3.25%), 3.75%, due 6/21/2028	1,911,958
1,465,642	Pro Mach Group, Inc., Term Loan B, (3M USD LIBOR + 4.00%), 5.00%, due 8/31/2028	1,468,896
1,136,735	Star US Bidco LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 3/17/2027	1,136,030
982,537	Waterlogic Holdings Limited, Term Loan B, (3M USD LIBOR + 4.75%), 4.97%, due 8/4/2028	982,537
		21,932,127
Internet 0.2%
830,916	Hunter Holdco 3 Limited, Term Loan B, (3M USD LIBOR + 4.25%), 4.75%, due 8/19/2028	829,877
Leisure Goods - Activities - Movies 0.8%
293,491	AMC Entertainment Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.10%, due 4/22/2026	260,699
350,563	Banijay Entertainment S.A.S, Term Loan, (1M USD LIBOR + 3.75%), 3.84%, due 3/1/2025	348,662
	Carnival Corp.
750,760	Term Loan B, (3M USD LIBOR + 3.00%), 3.75%, due 6/30/2025	742,449
475,000	Term Loan B, (6M USD LIBOR + 3.25%), 4.00%, due 10/18/2028	470,250
451,804	Emerald Expositions Holding, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 2.60%, due 5/22/2024	436,103
527,774	Life Time Fitness Inc., Term Loan B, (3M USD LIBOR + 4.75%), 5.75%, due 12/16/2024	531,542
	Motion Finco Sarl
94,075	Term Loan B2, (3M USD LIBOR + 3.25%), 3.47%, due 11/12/2026	92,664
701,350	Term Loan B1, (3M USD LIBOR + 3.25%), 3.47%, due 11/12/2026	690,830
		3,573,199
Lodging & Casinos 1.4%
1,132,163	Alterra Mountain Company, Term Loan, (1M USD LIBOR + 3.50%), 4.00%, due 8/17/2028	1,129,332
251,175	Aristocrat Leisure Limited, Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/19/2024	251,908
752,445	Golden Entertainment, Inc., First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.75%, due 10/21/2024	750,330
2,839,369	Playa Resorts Holding B.V., Term Loan B, (1M USD LIBOR + 2.75%), 3.75%, due 4/29/2024	2,788,062	(g)
995,000	Raptor Acquisition Corp., Term Loan, (3M USD LIBOR + 4.00%), 4.75%, due 11/1/2026	995,498
500,500	The Enterprise Development Authority, Term Loan B, (1M USD LIBOR + 4.25%), 5.00%, due 2/28/2028	500,500
		6,415,630
Municipal 0.2%
875,000	Lakeshore Intermediate LLC, Term Loan, (3M USD LIBOR + 3.50%), 4.00%, due 9/29/2028	872,270
Nonferrous Metals - Minerals 1.4%
1,605,361	Covia Holdings Corporation, Term Loan, (3M USD LIBOR + 4.00%), 5.00%, due 7/31/2026	1,599,341
503,100	Ozark Holdings LLC, Term Loan B, (1M USD LIBOR + 3.75%), 4.25%, due 12/16/2027	501,998
4,481,440	U.S. Silica Company, Term Loan B, (1M USD LIBOR + 4.00%), 5.00%, due 5/1/2025	4,416,459	(g)
		6,517,798

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Oil & Gas 4.3%
$568,508	AL NGPL Holdings, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 4/14/2028	$567,326
2,651,157	BCP Renaissance Parent LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 10/31/2024	2,646,199	(g)
1,098,956	Brazos Delaware II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.10%, due 5/21/2025	1,081,647
2,442,725	CQP Holdco LP, Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 6/5/2028	2,438,304
1,270,000	Freeport LNG Investments, LLLP, Term Loan B, (3M USD LIBOR + 3.50%), 4.00%, due 12/21/2028	1,264,107
2,185,000	Lucid Energy Group II Borrower, LLC, Term Loan, (3M USD LIBOR + 4.25%), 5.00%, due 11/24/2028	2,180,717
1,047,375	Medallion Midland Acquisition, LLC, Term Loan, (1M USD LIBOR + 3.75%), 4.50%, due 10/18/2028	1,046,066
1,225,000	Oryx Midstream Services Permian Basin LLC, Term Loan B, (3M USD LIBOR + 3.25%), 3.75%, due 10/5/2028	1,221,423
3,561,878	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 4.85%, due 3/11/2026	3,480,632	(g)
1,800,000	TransMontaigne Operating Co. L.P., Term Loan B, (1M USD LIBOR + 3.50%), 4.00%, due 11/17/2028	1,801,134
1,792,227	Traverse Midstream Partners, LLC, Term Loan, (1M SOFR + 4.25%), 5.25%, due 9/27/2024	1,787,746
		19,515,301
Packaging 0.5%
1,356,600	Reynolds Group Holdings Inc., Term Loan B, (1M USD LIBOR + 3.50%), 4.00%, due 9/20/2028	1,352,788
985,000	Ring Container Technologies Group, LLC, Term Loan B, (1M USD LIBOR + 3.75%, 6M USD LIBOR + 3.75%), 4.25% - 4.27%, due 8/12/2028	985,739	(e)
		2,338,527
Property & Casualty Insurance 0.5%
887,775	Alliant Holdings Intermediate, LLC, Term Loan B4, (1M USD LIBOR + 3.50%), 4.00%, due 11/6/2027	886,115
1,396,500	Broadstreet Partners, Inc., Term Loan B2, (1M USD LIBOR + 3.25%), 3.75%, due 1/27/2027	1,386,026
		2,272,141
Publishing 0.5%
	Ascend Learning, LLC
725,000	Second Lien Term Loan, (3M USD LIBOR + 5.75%), 6.25%, due 12/10/2029	728,400
1,450,000	Term Loan, (3M USD LIBOR + 3.50%), 4.00%, due 12/11/2028	1,448,188
		2,176,588
Radio & Television(c) 0.0%(o)
294,982	Diamond Sports Group, LLC, Term Loan, (1M USD LIBOR + 3.25%), 3.36%, due 8/24/2026	119,592
Regional Malls 0.1%
492,315	Brookfield Property REIT Inc., First Lien Term Loan B, (1M USD LIBOR + 2.50%), 2.60%, due 8/27/2025	485,369
Retail 0.1%
720,000	LIDS Holdings, Inc., Term Loan, (3M USD LIBOR + 5.50%), 6.50%, due 12/14/2026	705,600	(b)
Retailers (except food & drug) 1.8%
	CNT Holdings I Corp.
511,138	Term Loan, (3M USD LIBOR + 3.50%), 4.25%, due 11/8/2027	510,820
155,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 7.50%, due 11/6/2028	155,581
869,095	EG America LLC, Term Loan, (3M USD LIBOR + 4.00%), 4.22%, due 2/7/2025	866,036
890,557	EG Group Ltd., Term Loan, (3M USD LIBOR + 4.25%), 4.75%, due 3/31/2026	890,780

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$3,168,060	Great Outdoors Group, LLC, Term Loan B1, (3M USD LIBOR + 3.75%), 4.50%, due 3/6/2028	$3,164,765
594,000	Les Schwab Tire Centers, Term Loan B, (3M USD LIBOR + 3.25%), 4.00%, due 11/2/2027	591,957
1,047,088	Petco Health and Wellness Company, Inc., Term Loan B, (3M USD LIBOR + 3.25%), 4.00%, due 3/3/2028	1,045,538
671,625	PetSmart, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 4.50%, due 2/11/2028	670,154
		7,895,631
Software 0.6%
	Cloudera, Inc.
495,000	Second Lien Term Loan, (1M USD LIBOR + 6.00%), 6.50%, due 10/8/2029	493,763	(b)
1,155,000	Term Loan, (1M USD LIBOR + 3.75%), 4.25%, due 10/8/2028	1,151,396
1,210,000	ConnectWise, LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.00%, due 9/29/2028	1,206,757
		2,851,916
Surface Transport 1.0%
	Hertz Corporation, (The)
941,869	Term Loan B, (1M USD LIBOR + 3.25%), 3.75%, due 6/30/2028	941,285
178,398	Term Loan C, (1M USD LIBOR + 3.25%), 3.75%, due 6/30/2028	178,287
	Kenan Advantage Group, Inc.
1,284,537	Term Loan B1, (1M USD LIBOR + 3.75%), 4.50%, due 3/24/2026	1,286,413
335,000	Second Lien Term Loan, (3M USD LIBOR + 7.25%), 8.00%, due 9/1/2027	332,488	(b)
1,588,025	PAI Holdco, Inc., Term Loan B, (3M USD LIBOR + 3.50%), 4.25%, due 10/28/2027	1,584,055
		4,322,528
Telecommunications 2.4%
516,100	CCI Buyer, Inc., Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 12/17/2027	516,745
431,931	CenturyLink, Inc., Term Loan B, (1M USD LIBOR + 2.25%), 2.35%, due 3/15/2027	424,536
1,270,000	Cincinnati Bell, Inc., Term Loan B2, (3M SOFR + 3.25%), 3.75%, due 11/22/2028	1,269,365
1,012,941	Connect Finco Sarl, Term Loan B, (1M USD LIBOR + 3.50%), 4.50%, due 12/11/2026	1,012,039
2,531,292	Consolidated Communications, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 4.25%, due 10/2/2027	2,522,585	(g)
1,772,875	Frontier Communications Corp., Term Loan B DIP, (3M USD LIBOR + 3.75%), 4.50%, due 5/1/2028	1,768,000	(g)
826,180	GTT Communications, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 7.00%, due 5/31/2025	708,863
841,667	Intelsat Jackson Holdings S.A., Term Loan DIP, (3M USD LIBOR + 4.75%), 5.75%, due 10/13/2022	841,667
927,675	Voyage Australia Pty Limited, Term Loan B, (3M USD LIBOR + 3.50%), 4.00%, due 7/20/2028	925,940
615,875	Zayo Group Holdings, Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.11%, due 3/9/2027	606,735
		10,596,475
Transportation 0.8%
900,000	ASP Dream Acquisition Co., LLC, Term Loan B, (3M SOFR + 4.25%), 5.10%, due 12/15/2028	895,500	(b)
	LaserShip, Inc.
350,000	Second Lien Term Loan, (6M USD LIBOR + 7.50%), 8.25%, due 5/7/2029	351,750
887,775	Term Loan, (3M USD LIBOR + 4.50%), 5.25%, due 5/7/2028	888,885

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Worldwide Express Operations, LLC
$960,000	First Lien Term Loan, (6M USD LIBOR + 4.25%), 5.00%, due 7/26/2028	$960,537
320,000	Second Lien Term Loan, (6M USD LIBOR + 7.00%), 7.75%, due 7/26/2029	320,000
		3,416,672
Utilities 3.3%
480,459	APLP Holdings Limited Partnership, Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 5/14/2027	481,540
1,497,475	Artera Services, LLC, Term Loan, (3M USD LIBOR + 3.50%), 4.50%, due 3/6/2025	1,464,531
201,561	Astoria Energy LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 12/10/2027	200,833
599,708	CPV Maryland Holding Company II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 5.00%, due 5/11/2028	593,711
926,807	Eastern Power, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/2/2025	684,549
664,969	Edgewater Generation, L.L.C., Term Loan, (1M USD LIBOR + 3.75%), 3.85%, due 12/13/2025	623,994
573,005	EFS Cogen Holdings I LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 10/1/2027	564,949
3,526,087	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.75%, due 11/9/2026	3,487,688	(e)(g)
432,266	Kestrel Acquisition, LLC, Term Loan B, (3M USD LIBOR + 4.25%), 5.25%, due 6/2/2025	407,518
	Lightstone Holdco LLC
1,154,864	Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 1/30/2024	983,390
65,136	Term Loan C, (3M USD LIBOR + 3.75%), 4.75%, due 1/30/2024	55,465
	Lonestar II Generation Holdings LLC
1,280,737	Term Loan B, (1M USD LIBOR + 5.00%), 5.11%, due 4/20/2026	1,263,127	(g)
167,409	Term Loan C, (1M USD LIBOR + 5.00%), 5.11%, due 4/20/2026	165,107	(g)
660,565	Nautilus Power, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 5/16/2024	558,382
852,863	Osmose Utilities Services, Inc., Term Loan, (1M USD LIBOR + 3.25%), 3.75%, due 6/23/2028	847,532
1,120,875	Talen Energy Supply, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.86%, due 7/8/2026	1,009,045
	USIC Holdings, Inc.
1,246,875	Term Loan, (1M USD LIBOR + 3.50%), 4.25%, due 5/12/2028	1,242,648
250,000	Second Lien Term Loan, (1M USD LIBOR + 6.50%), 7.25%, due 5/14/2029	251,375
		14,885,384
	Total Loan Assignments (Cost $346,019,302)	345,402,239

Corporate Bonds 5.2%
Air Transportation 0.2%
670,000	American Airlines, Inc., 11.75%, due 7/15/2025	810,988	(h)
Building & Construction 0.1%
635,000	Powerteam Services LLC, 9.03%, due 12/4/2025	649,288	(h)
Chemicals 0.4%
400,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	375,000	(h)
1,305,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	1,308,262	(h)
		1,683,262
Consumer - Commercial Lease Financing 0.2%
915,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	858,545	(h)(i)
Electric - Integrated 0.1%
715,000	Talen Energy Supply LLC, 6.63%, due 1/15/2028	629,200	(h)

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Food & Drug Retailers 0.3%
	eG Global Finance PLC
$740,000	6.75%, due 2/7/2025	$737,503	(h)
415,000	8.50%, due 10/30/2025	420,737	(h)
		1,158,240
Forestry & Paper 0.1%
545,000	Ahlstrom-Munksjo Holding 3 Oy, 4.88%, due 2/4/2028	525,271	(h)
Gaming 0.2%
765,000	Scientific Games Int'l, Inc., 7.00%, due 5/15/2028	803,441	(h)
Gas Distribution 0.4%
650,000	Cheniere Energy, Inc., 4.63%, due 10/15/2028	659,750
975,000	Genesis Energy L.P./Genesis Energy Finance Corp., 5.63%, due 6/15/2024	965,250
		1,625,000
Investments & Misc. Financial Services 0.1%
445,282	Brock Holdings Notes 2022, 15.00%, due 4/24/2022	445,282	(a)(b)(o)
Machinery 0.2%
870,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	880,875	(h)
Media Content 0.4%
1,735,000	Banijay Entertainment SASU, 5.38%, due 3/1/2025	1,769,700	(h)
149,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	153,315	(h)
		1,923,015
Packaging 0.3%
805,000	Trident TPI Holdings, Inc., 6.63%, due 11/1/2025	800,975	(h)
780,000	Trivium Packaging Finance BV, 5.50%, due 8/15/2026	786,334	(h)
		1,587,309
Recreation & Travel 0.4%
855,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, due 5/1/2025	880,650	(h)
1,000,000	Six Flags Entertainment Corp., 4.88%, due 7/31/2024	1,001,785	(h)
		1,882,435
REITS 0.4%
985,000	Hospitality Properties Trust, 4.50%, due 6/15/2023	968,994
770,000	XHR L.P., 6.38%, due 8/15/2025	795,987	(h)
		1,764,981
Restaurants 0.2%
800,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 2/1/2026	797,000	(h)
Support - Services 0.8%
240,000	APX Group, Inc., 6.75%, due 2/15/2027	246,463	(h)
845,000	Aramark Services, Inc., 6.38%, due 5/1/2025	875,631	(h)
700,000	Garda World Security Corp., 4.63%, due 2/15/2027	682,920	(h)
1,020,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	1,020,000	(h)
855,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, due 6/1/2025	880,659	(h)
		3,705,673
Telecom - Wireline Integrated & Services 0.3%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	302,341	(h)
830,000	Altice France SA, 5.50%, due 1/15/2028	791,737	(h)
	Iliad Holding SASU
200,000	6.50%, due 10/15/2026	202,526	(h)
230,000	7.00%, due 10/15/2028	233,820	(h)
		1,530,424
Theaters & Entertainment 0.1%
255,000	Live Nation Entertainment, Inc., 4.88%, due 11/1/2024	256,785	(h)
	Total Corporate Bonds (Cost $23,765,743)	23,517,014

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Convertible Bonds 0.3%
Media 0.3%
$1,275,000	DISH Network Corp., 2.38%, due 3/15/2024 (Cost $1,225,842)	$1,221,049
Asset-Backed Securities 3.6%
1,000,000	37 Capital CLO Ltd., Ser. 2021-1A, Class E, (3M USD LIBOR + 7.20%), 7.40%, due 10/15/2034	990,050	(d)(h)
1,000,000	ARES LII CLO Ltd., Ser. 2019-52A, Class ER, (3M USD LIBOR + 6.45%), 6.71%, due 4/22/2031	995,660	(d)(h)
1,000,000	Ares LVI CLO Ltd., Ser. 2020-56A, Class ER, (3M USD LIBOR + 6.50%), 6.76%, due 10/25/2034	990,203	(d)(h)
1,000,000	Ares LVIII CLO Ltd., Ser. 2020-58A, Class E, (3M USD LIBOR + 7.03%), 7.27%, due 1/15/2033	1,000,951	(d)(h)
1,000,000	Barings CLO Ltd., Ser. 2018-3A, Class E, (3M USD LIBOR + 5.75%), 6.00%, due 7/20/2029	965,261	(d)(h)
1,000,000	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3M USD LIBOR + 6.41%), 6.65%, due 10/15/2030	980,078	(d)(h)
500,000	BlueMountain CLO XXX Ltd., Ser. 2020-30A, Class E, (3M USD LIBOR + 7.73%), 7.97%, due 1/15/2033	501,504	(d)(h)
1,000,000	Dryden 80 CLO Ltd., Ser. 2019-80A, Class ER, (3M USD LIBOR + 6.40%), 0.00%, due 1/17/2033	1,000,000	(d)(h)(j)
500,000	Dryden Senior Loan Fund, Ser. 2017-49A, Class E, (3M USD LIBOR + 6.30%), 6.54%, due 7/18/2030	492,593	(d)(h)
500,000	Flatiron CLO Ltd., Ser. 2017-1A, Class ER, (3M USD LIBOR + 5.90%), 6.06%, due 5/15/2030	498,309	(d)(h)
500,000	Galaxy XV CLO Ltd., Ser. 2013-15A, Class ER, (3M USD LIBOR + 6.65%), 6.89%, due 10/15/2030	497,838	(d)(h)
1,250,000	Magnetite XIX Ltd., Ser. 2017-19A, Class ER, (3M USD LIBOR + 8.77%), 9.01%, due 4/17/2034	1,238,246	(d)(h)
385,000	Magnetite XV Ltd., Ser. 2015-15A, Class ER, (3M USD LIBOR + 5.20%), 5.46%, due 7/25/2031	368,151	(d)(h)
1,400,000	Palmer Square Loan Funding Ltd., Ser. 2020-1A, Class D, (3M USD LIBOR + 5.00%), 0.00%, due 4/15/2030	1,400,000	(d)(h)(j)
1,000,000	Parallel Ltd., Ser. 2020-1A, Class DR, (3M USD LIBOR + 6.50%), 6.75%, due 7/20/2034	995,249	(d)(h)
800,000	Stratus CLO Ltd., Ser. 2021-3A, Class F, (3M USD LIBOR + 7.70%), 0.00%, due 12/29/2029	784,122	(d)(h)
	TCI-Flatiron CLO Ltd.
1,250,000	Ser. 2016-1A, Class ER3, (3M USD LIBOR + 6.25%), 6.57%, due 1/17/2032	1,250,000	(d)(h)(j)
1,250,000	Ser. 2016-1A, Class ER2, (3M USD LIBOR + 7.00%), 7.24%, due 1/17/2032	1,251,292	(d)(h)
	Total Asset-Backed Securities (Cost $16,223,185)	16,199,507

NUMBER OF SHARES

Short-Term Investments 21.1%
Investment Companies 21.1%
94,634,226	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(k) (Cost $94,634,226)	94,634,226	(l)
	Total Investments 107.6% (Cost $482,924,911)	482,236,137
	Liabilities Less Other Assets (7.6)%	(33,944,889	)(m)(n)
	Net Assets 100.0%	$448,291,248

*	Non-income producing security.
(a)	Security fair valued as of January 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2022 amounted to $794,402, which represents 0.2% of net assets of the Fund.
(b)	Value determined using significant unobservable inputs.
(c)	Represents less than 0.05% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

(d)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2022 and changes periodically.
(e)	The stated interest rates represent the range of rates at January 31, 2022 of the underlying contracts within the Loan Assignment.
(f)	All or a portion of this security has not settled as of January 31, 2022 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2022, these securities amounted to $36,677,245, which represents 8.2% of net assets of the Fund.
(i)	Payment-in-kind (PIK) security.
(j)	When-issued security. Total value of all such securities at January 31, 2022 amounted to $3,650,000, which represents 0.8% of net assets of the Fund.
(k)	Represents 7-day effective yield as of January 31, 2022.
(l)	All or a portion of this security is segregated in connection with obligations for when-issued securities swaps and/or delayed delivery securities with a total value of $94,634,226.
(m)	As of January 31, 2022, the value of unfunded loan commitments was $3,211,258 for the Fund (see Notes to Schedule of Investments).
(n)	Includes the impact of the Fund's open positions in derivatives at January 31, 2022.
(o)	These securities have been deemed by the investment manager to be illiquid, and are subject to restrictions on resale. At January 31, 2022, these securities amounted to $794,402, which represents 0.2% of net assets of the Fund.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Acquisition Cost Percentage of Net Assets as of Acquisition Date	Value as of 1/31/2022	Fair Value Percentage of Net Assets as of 1/31/2022
Brock Holdings III, Inc.	10/31/2017	$403,016	0.1%	$349,120	0.1%
Brock Holdings Notes 2022	10/31/2017	445,282	0.0%	445,282	0.1%
Total		$848,298	0.1%	$794,402	0.2%

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$335,151,900	74.8%
Cayman Islands	16,559,743	3.7%
Canada	7,675,393	1.7%
Luxembourg	7,267,108	1.6%
France	6,862,499	1.5%
United Kingdom	5,868,511	1.3%
Sweden	1,741,167	0.4%
Germany	1,724,511	0.4%
Denmark	1,569,340	0.4%
Netherlands	1,478,620	0.3%
Australia	1,177,848	0.3%
Finland	525,271	0.1%
Short-Term Investments and Other Liabilities─Net	60,689,337	13.5%
	$448,291,248	100.0%

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

Derivative Instruments

Total return swap contracts ("total return swaps")

At January 31, 2022, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	11,704,305	3/20/2022	0.21%	—%	3M USD LIBOR	T/3M	$4,305	$(2,985)	$1,320
MS	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	8,303,506	3/20/2022	0.21%	—%	3M USD LIBOR	T/3M	3,506	(2,118)	1,388
JPM	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	9,939,209	3/20/2022	0.05%	—%	SOFR	T/T	(60,790)	(261)	(61,051)
MS	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	4,959,398	3/20/2022	0.05%	—%	SOFR	T/T	(40,602)	(276)	(40,878)
MS	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	19,856,911	3/20/2022	0.05%	—%	SOFR	T/T	(143,089)	(2,156)	(145,245)
Total									$(236,670)	$(7,796)	$(244,466)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at January 31, 2022.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total

Investments:
Common Stocks
Business Equipment & Services	$—	$—	$349,120	$349,120
IT Services	—	67,938	—	67,938
Materials	—	—	496,288	496,288
Other Common Stocks(a)	348,756	—	—	348,756
Total Common Stocks	348,756	67,938	845,408	1,262,102
Loan Assignments
Building & Development	—	5,476,594	1,281,056	6,757,650
Building Materials	—	3,269,792	1,529,719	4,799,511
Business Equipment & Services	—	38,833,762	1,329,520	40,163,282
Chemicals	—	2,064,813	523,688	2,588,501
Clothing - Textiles	—	5,890,648	221,625	6,112,273
Communication Services	—	828,448	985,000	1,813,448
Containers & Glass Products	—	6,358,171	2,774,637	9,132,808
Diversified Financial Services	—	941,780	750,589	1,692,369
Electric	—	—	1,537,050	1,537,050
Electronics - Electrical	—	36,073,681	4,550,475	40,624,156
Food Products	—	1,111,273	515,455	1,626,728
Health Care	—	50,706,244	4,351,564	55,057,808
Industrial Equipment	—	20,058,214	1,873,913	21,932,127
Retail	—	—	705,600	705,600
Software	—	2,358,153	493,763	2,851,916
Surface Transport	—	3,990,040	332,488	4,322,528
Transportation	—	3,778,551	895,500	4,674,051
Other Loan Assignments(a)	—	139,010,433	—	139,010,433
Total Loan Assignments	—	321,092,598	24,309,641	345,402,239
Corporate Bonds
Investments & Misc. Financial Services	—	—	445,282	445,282
Other Corporate Bonds(a)	—	23,071,732	—	23,071,732
Total Corporate Bonds	—	23,071,732	445,282	23,517,014
Convertible Bonds(a)	—	1,221,049	—	1,221,049
Asset-Backed Securities	—	16,199,507	—	16,199,507
Short-Term Investments	—	94,634,226	—	94,634,226
Total Investments	$348,756	$456,287,050	$25,600,331	$482,236,137

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) (cont’d)

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance, as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held at 1/31/2022
Investments in securities:
Common Stocks(c)(f)	$835	$—	$—	$10	$—	$—	$—	$—	$845	$10
Loan Assignments(f)	24,437	6	3	9	8,769	(1,483)	5,228	(12,659)	24,310	11
Corporate Bonds(c)	445	—	—	—	—	—	—	—	445	—
Total	$25,717	$6	$3	$19	$8,769	$(1,483)	$5,228	$(12,659)	$25,600	$21

(c)	Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 1/31/2022	Valuation approach	Unobservable input(s)	Input value/range	Weighted average	Impact to valuation from increase in input(e)
Common Stocks	$349,120	Market Approach	Enterprise value/EBITDA multiple(d) (EV/EBITDA)	9.0x	9.0x	Increase
Corporate Bonds	445,282	Market Approach	Second Lien Quotations	$98.63	$98.63	Increase

(d)	Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(e)	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(f)	Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$2,708	$—	$2,708
Liabilities	—	(247,174)	—	(247,174)
Total	$—	$(244,466)	$—	$(244,466)

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^
(Unaudited) January 31, 2022

PRINCIPAL AMOUNT		VALUE

Loan Assignments(a) 3.3%
Automotive 0.3%
$3,935,212	Tenneco, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.11%, due 10/1/2025	$3,886,651
Business Equipment & Services 0.2%
2,697,473	Service Logic Acquisition, Inc., Term Loan, (3M USD LIBOR + 4.00%), 4.75%, due 10/29/2027	2,690,729	(b)
Diversified Insurance 0.2%
3,568,698	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 10/1/2027	3,569,805
Electrical & Electronics 0.3%
4,224,413	Redstone Holdco 2 LP, Term Loan, (3M USD LIBOR + 4.75%), 5.50%, due 4/27/2028	3,911,806
Financial Intermediaries 0.3%
	Asurion LLC
1,980,256	Term Loan B7, (1M USD LIBOR + 3.00%), 3.11%, due 11/3/2024	1,969,285	(c)
2,190,000	Second Lien Term Loan B4, (1M USD LIBOR + 5.25%), 5.36%, due 1/20/2029	2,191,380
		4,160,665
Health Care 1.0%
9,820,000	Parexel Int'l Corporation, Second Lien Term Loan, (1M USD LIBOR + 6.50%), 7.00%, due 11/15/2029	9,721,800	(b)
5,090,102	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 3.75%, due 2/6/2024	4,904,314
		14,626,114
Nonferrous Metals - Minerals 0.3%
3,888,823	U.S. Silica Company, Term Loan B, (1M USD LIBOR + 4.00%), 5.00%, due 5/1/2025	3,832,435
Oil & Gas 0.1%
1,716,000	Ascent Resources - Utica, Second Lien Term Loan, (3M USD LIBOR + 9.00%), 10.00%, due 11/1/2025	1,844,700
Retailers (except food & drug) 0.5%
6,459,314	Great Outdoors Group, LLC, Term Loan B1, (3M USD LIBOR + 3.75%), 4.50%, due 3/6/2028	6,452,597
Utilities 0.1%
2,035,922	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.75%, due 11/9/2026	2,013,750	(d)

	Total Loan Assignments (Cost $46,704,563)	46,989,252

Corporate Bonds 85.8%
Advertising 0.4%
2,100,000	Cars.com, Inc., 6.38%, due 11/1/2028	2,184,000	(e)
3,420,000	Match Group, Inc., 5.63%, due 2/15/2029	3,556,800	(e)
		5,740,800
Aerospace & Defense 0.7%
3,140,000	Spirit AeroSystems, Inc., 7.50%, due 4/15/2025	3,256,777	(e)
6,270,000	TransDigm, Inc., 5.50%, due 11/15/2027	6,301,350
		9,558,127

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Air Transportation 1.0%
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
$2,300,000	5.50%, due 4/20/2026	$2,354,625	(e)
6,150,000	5.75%, due 4/20/2029	6,296,062	(e)
2,245,000	United Airlines, Inc., 4.63%, due 4/15/2029	2,221,360	(e)
3,725,000	VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, due 2/1/2030	3,701,719	(e)
		14,573,766
Auto Loans 0.2%
2,140,000	Ford Motor Credit Co. LLC, 5.11%, due 5/3/2029	2,290,442
Auto Parts & Equipment 0.7%
3,140,000	Dana, Inc., 4.50%, due 2/15/2032	2,998,700
540,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	552,150	(e)
5,900,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, due 5/15/2029	6,194,174	(e)(f)
		9,745,024
Automakers 1.8%
	Ford Motor Co.
4,770,000	9.63%, due 4/22/2030	6,701,850
4,312,000	7.45%, due 7/16/2031	5,467,745
2,780,000	3.25%, due 2/12/2032	2,644,725
3,965,000	4.75%, due 1/15/2043	4,052,389
	Jaguar Land Rover Automotive PLC
1,885,000	5.88%, due 1/15/2028	1,866,527	(e)
5,290,000	5.50%, due 7/15/2029	5,105,591	(e)
		25,838,827
Brokerage 0.1%
1,225,000	LPL Holdings, Inc., 4.00%, due 3/15/2029	1,188,912	(e)
Building & Construction 1.0%
2,515,000	APi Escrow Corp., 4.75%, due 10/15/2029	2,470,987	(e)
9,205,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	9,238,598	(e)
1,965,000	Shea Homes L.P./Shea Homes Funding Corp., 4.75%, due 2/15/2028	1,933,069	(e)
		13,642,654
Building Materials 0.6%
2,450,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	2,443,875	(e)
2,155,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	2,135,454	(e)
4,020,000	Standard Industries, Inc., 4.38%, due 7/15/2030	3,839,100	(e)
		8,418,429
Cable & Satellite Television 4.9%
	CCO Holdings LLC/CCO Holdings Capital Corp.
10,460,000	5.00%, due 2/1/2028	10,587,612	(e)
3,100,000	4.75%, due 3/1/2030	3,076,114	(e)
5,490,000	4.50%, due 8/15/2030	5,352,750	(e)
1,555,000	4.25%, due 2/1/2031	1,483,439	(e)
3,785,000	4.50%, due 5/1/2032	3,647,794
	CSC Holdings LLC
4,555,000	7.50%, due 4/1/2028	4,708,686	(e)
26,250,000	5.75%, due 1/15/2030	24,734,850	(e)
3,305,000	4.63%, due 12/1/2030	2,941,450	(e)
2,070,000	5.00%, due 11/15/2031	1,865,215	(e)
	DISH DBS Corp.
4,600,000	5.25%, due 12/1/2026	4,462,000	(e)
2,385,000	5.13%, due 6/1/2029	2,080,912

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$5,220,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 9/15/2028	$5,037,300	(e)
		69,978,122
Chemicals 2.3%
3,275,000	Hexion, Inc., 7.88%, due 7/15/2027	3,471,500	(e)
	NOVA Chemicals Corp.
395,000	5.00%, due 5/1/2025	398,160	(e)
6,375,000	5.25%, due 6/1/2027	6,437,029	(e)
	Olympus Water U.S. Holding Corp.
4,110,000	4.25%, due 10/1/2028	3,924,886	(e)
1,680,000	6.25%, due 10/1/2029	1,599,830	(e)
	SCIH Salt Holdings, Inc.
4,135,000	4.88%, due 5/1/2028	3,876,562	(e)
6,005,000	6.63%, due 5/1/2029	5,610,772	(e)(g)
2,360,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	2,365,900	(e)
5,045,000	WR Grace Holdings LLC, 5.63%, due 8/15/2029	4,868,425	(e)
		32,553,064
Consumer - Commercial Lease Financing 2.4%
3,102,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	3,320,598	(e)(h)
15,386,598	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	14,437,245	(e)(f)
7,320,000	OneMain Finance Corp., 3.50%, due 1/15/2027	6,952,390
	Springleaf Finance Corp.
2,540,000	7.13%, due 3/15/2026	2,792,308
2,730,000	6.63%, due 1/15/2028	2,930,263
2,875,000	5.38%, due 11/15/2029	2,919,131
1,685,000	World Acceptance Corp., 7.00%, due 11/1/2026	1,617,937	(e)
		34,969,872
Diversified Capital Goods 0.2%
3,595,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	3,388,288	(e)
Electric - Generation 2.3%
	Calpine Corp.
3,030,000	4.50%, due 2/15/2028	2,961,522	(e)
2,290,000	4.63%, due 2/1/2029	2,168,332	(e)
4,409,000	5.00%, due 2/1/2031	4,177,528	(e)
2,590,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	2,531,725	(e)
2,790,000	NRG Energy, Inc., 5.25%, due 6/15/2029	2,870,910	(e)
4,325,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	4,172,241	(e)
3,030,000	Vistra Corp., 7.00%, due 12/15/2026	3,014,850	(e)(h)(i)
11,000,000	Vistra Operations Co. LLC, 4.38%, due 5/1/2029	10,615,000	(e)
		32,512,108
Electric - Integrated 0.3%
	Talen Energy Supply LLC
2,175,000	10.50%, due 1/15/2026	1,010,722	(e)
2,410,000	7.25%, due 5/15/2027	2,158,541	(e)
890,000	7.63%, due 6/1/2028	796,550	(e)
		3,965,813
Electronics 0.2%
3,280,000	Sensata Technologies BV, 4.00%, due 4/15/2029	3,241,230	(e)
Energy - Exploration & Production 4.7%
2,295,000	Antero Resources Corp., 5.38%, due 3/1/2030	2,374,866	(e)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
$5,865,000	7.00%, due 11/1/2026	$5,857,669	(e)
1,254,000	9.00%, due 11/1/2027	1,667,820	(e)
2,470,000	8.25%, due 12/31/2028	2,587,325	(e)
5,695,000	5.88%, due 6/30/2029	5,495,675	(e)
5,605,000	Chesapeake Energy Corp., 6.75%, due 4/15/2029	5,990,344	(e)
3,625,000	Colgate Energy Partners III LLC, 5.88%, due 7/1/2029	3,683,906	(e)
	Comstock Resources, Inc.
3,925,000	6.75%, due 3/1/2029	4,038,001	(e)
6,620,000	5.88%, due 1/15/2030	6,579,287	(e)
	Hilcorp Energy I L.P./Hilcorp Finance Co.
1,055,000	6.25%, due 11/1/2028	1,094,563	(e)
1,537,000	5.75%, due 2/1/2029	1,567,740	(e)
2,193,000	6.00%, due 2/1/2031	2,225,895	(e)
1,950,000	Northern Oil and Gas, Inc., 8.13%, due 3/1/2028	2,032,875	(e)
	Occidental Petroleum Corp.
2,640,000	6.13%, due 1/1/2031	3,047,220
3,485,000	7.50%, due 5/1/2031	4,305,369
1,165,000	6.45%, due 9/15/2036	1,415,126
4,030,000	6.60%, due 3/15/2046	5,066,445
1,815,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	1,837,687	(e)
2,875,000	Southwestern Energy Co., 4.75%, due 2/1/2032	2,870,141
3,555,000	Tap Rock Resources LLC, 7.00%, due 10/1/2026	3,643,875	(e)
		67,381,829
Food & Drug Retailers 0.3%
4,015,000	Arko Corp., 5.13%, due 11/15/2029	3,819,670	(e)
Food - Wholesale 1.6%
2,450,000	Kraft Heinz Foods Co., 4.88%, due 10/1/2049	2,781,904
	Performance Food Group, Inc.
5,455,000	5.50%, due 10/15/2027	5,580,792	(e)
2,990,000	4.25%, due 8/1/2029	2,805,547	(e)
3,500,000	Pilgrim's Pride Corp., 4.25%, due 4/15/2031	3,453,415	(e)
2,490,000	Post Holdings, Inc., 4.63%, due 4/15/2030	2,399,738	(e)
	U.S. Foods, Inc.
3,475,000	6.25%, due 4/15/2025	3,591,968	(e)
1,395,000	4.75%, due 2/15/2029	1,369,123	(e)
1,550,000	4.63%, due 6/1/2030	1,507,375	(e)
		23,489,862
Forestry & Paper 0.5%
3,125,000	Ahlstrom-Munksjo Holding 3 Oy, 4.88%, due 2/4/2028	3,011,875	(e)
4,380,000	Mercer Int'l, Inc., 5.13%, due 2/1/2029	4,319,775
		7,331,650
Gaming 1.3%
	Caesars Entertainment, Inc.
3,785,000	6.25%, due 7/1/2025	3,916,605	(e)
1,945,000	4.63%, due 10/15/2029	1,862,148	(e)
680,000	Everi Holdings, Inc., 5.00%, due 7/15/2029	676,600	(e)
2,385,000	Midwest Gaming Borrower LLC, 4.88%, due 5/1/2029	2,330,145	(e)
860,000	Scientific Games Int'l, Inc., 8.25%, due 3/15/2026	897,625	(e)
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4,734,000	5.50%, due 3/1/2025	4,759,042	(e)
3,510,000	5.25%, due 5/15/2027	3,453,208	(e)(g)
		17,895,373

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Gas Distribution 8.7%
	Antero Midstream Partners L.P./Antero Midstream Finance Corp.
$3,400,000	7.88%, due 5/15/2026	$3,655,000	(e)
2,575,000	5.75%, due 3/1/2027	2,613,625	(e)
1,160,000	5.75%, due 1/15/2028	1,182,968	(e)
2,220,000	5.38%, due 6/15/2029	2,234,630	(e)
1,790,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	1,870,550	(e)
	Buckeye Partners L.P.
2,100,000	4.50%, due 3/1/2028	2,044,077	(e)
2,275,000	5.85%, due 11/15/2043	2,081,284
17,870,000	CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	17,809,778	(e)
3,900,000	DCP Midstream LLC, 5.85%, due 5/21/2043	3,715,950	(e)(h)
806,000	DCP Midstream Operating L.P., 5.60%, due 4/1/2044	934,960
	EQM Midstream Partners L.P.
2,790,000	6.00%, due 7/1/2025	2,880,675	(e)
1,565,000	6.50%, due 7/1/2027	1,635,425	(e)
1,895,000	4.50%, due 1/15/2029	1,809,763	(e)
1,210,000	4.75%, due 1/15/2031	1,158,176	(e)
	EQT Midstream Partners L.P.
4,545,000	4.13%, due 12/1/2026	4,497,277
5,022,000	5.50%, due 7/15/2028	5,082,816
	Genesis Energy L.P./Genesis Energy Finance Corp.
2,590,000	6.50%, due 10/1/2025	2,534,263
1,805,000	6.25%, due 5/15/2026	1,732,800
1,250,000	8.00%, due 1/15/2027	1,257,975
	Global Partners L.P./GLP Finance Corp.
1,435,000	7.00%, due 8/1/2027	1,481,638
1,565,000	6.88%, due 1/15/2029	1,616,692
4,040,000	Harvest Midstream I L.P., 7.50%, due 9/1/2028	4,207,539	(e)
3,425,000	Howard Midstream Energy Partners LLC, 6.75%, due 1/15/2027	3,513,844	(e)
3,920,000	ITT Holdings LLC, 6.50%, due 8/1/2029	3,760,966	(e)
	New Fortress Energy, Inc.
4,370,000	6.75%, due 9/15/2025	4,140,575	(e)
10,565,000	6.50%, due 9/30/2026	9,878,275	(e)
3,095,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	3,195,990	(e)
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
2,435,000	5.75%, due 4/15/2025	2,174,528
2,025,000	8.50%, due 10/15/2026	2,075,017	(e)
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
2,875,000	7.50%, due 10/1/2025	3,023,781	(e)
1,585,000	6.00%, due 3/1/2027	1,612,611	(e)
6,290,000	5.50%, due 1/15/2028	6,013,240	(e)
3,465,000	6.00%, due 12/31/2030	3,309,075	(e)
5,975,000	6.00%, due 9/1/2031	5,692,382	(e)
3,040,000	Venture Global Calcasieu Pass LLC, 3.88%, due 8/15/2029	3,034,650	(e)
4,565,000	Western Midstream Operating L.P., 4.55%, due 2/1/2030	4,759,012	(j)
		124,221,807
Health Facilities 1.4%
	CHS/Community Health Systems, Inc.
1,605,000	5.63%, due 3/15/2027	1,613,683	(e)
2,112,000	8.00%, due 12/15/2027	2,238,720	(e)
3,615,000	6.13%, due 4/1/2030	3,442,221	(e)
2,570,000	5.25%, due 5/15/2030	2,558,949	(e)(k)
2,595,000	HCA, Inc., 5.63%, due 9/1/2028	2,893,425

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$7,215,000	Tenet Healthcare Corp., 6.13%, due 10/1/2028	$7,238,593	(e)
		19,985,591
Health Services 1.3%
1,880,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/2028	1,928,156	(e)
4,040,000	DaVita, Inc., 3.75%, due 2/15/2031	3,711,548	(e)
4,110,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	2,137,200	(e)
3,591,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, due 2/1/2028	3,833,393	(e)
4,305,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	3,874,500	(e)(g)
2,595,000	U.S. Acute Care Solutions LLC, 6.38%, due 3/1/2026	2,607,975	(e)
		18,092,772
Hotels 0.3%
2,815,000	Hilton Domestic Operating Co., Inc., 4.88%, due 1/15/2030	2,905,249
1,260,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 8/15/2028	1,250,172	(e)
		4,155,421
Insurance Brokerage 2.7%
	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
11,918,000	6.75%, due 10/15/2027	11,779,513	(e)
2,150,000	5.88%, due 11/1/2029	2,107,000	(e)
	AssuredPartners, Inc.
5,485,000	7.00%, due 8/15/2025	5,476,772	(e)
4,980,000	5.63%, due 1/15/2029	4,629,607	(e)
4,425,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	4,219,238	(e)
5,136,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	5,213,040	(e)
2,780,000	HUB Int'l Ltd., 5.63%, due 12/1/2029	2,731,350	(e)
2,005,000	Ryan Specialty Group LLC, 4.38%, due 2/1/2030	1,994,975	(e)(k)
		38,151,495
Investments & Misc. Financial Services 0.9%
7,195,000	Minerva Merger Sub, Inc., 6.50%, due 2/15/2030	7,177,012	(e)(k)
1,590,000	MoneyGram Int'l, Inc., 5.38%, due 8/1/2026	1,637,557	(e)
3,770,000	MSCI, Inc., 4.00%, due 11/15/2029	3,793,563	(e)
		12,608,132
Machinery 0.5%
4,585,000	Harsco Corp., 5.75%, due 7/31/2027	4,642,725	(e)
2,620,000	Terex Corp., 5.00%, due 5/15/2029	2,598,778	(e)
		7,241,503
Managed Care 2.0%
	Centene Corp.
4,240,000	4.63%, due 12/15/2029	4,408,837
2,995,000	3.38%, due 2/15/2030	2,938,844
5,215,000	Molina Healthcare, Inc., 3.88%, due 5/15/2032	5,032,475	(e)
	MPH Acquisition Holdings LLC
3,510,000	5.50%, due 9/1/2028	3,370,477	(e)
13,695,000	5.75%, due 11/1/2028	12,321,802	(e)(g)
		28,072,435
Media Content 2.4%
5,025,000	AMC Networks, Inc., 4.25%, due 2/15/2029	4,833,145
3,005,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, due 8/15/2026	1,389,813	(e)
3,355,000	Lions Gate Capital Holdings LLC, 5.50%, due 4/15/2029	3,334,434	(e)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Sirius XM Radio, Inc.
$8,680,000	5.00%, due 8/1/2027	$8,863,148	(e)
5,753,000	5.50%, due 7/1/2029	5,970,377	(e)
7,757,000	4.13%, due 7/1/2030	7,390,327	(e)
3,155,000	3.88%, due 9/1/2031	2,918,375	(e)
		34,699,619
Medical Products 0.7%
2,335,000	180 Medical, Inc., 3.88%, due 10/15/2029	2,270,787	(e)
2,150,000	Embecta Corp., 5.00%, due 2/15/2030	2,152,688	(e)(k)
	Mozart Debt Merger Sub, Inc.
3,675,000	3.88%, due 4/1/2029	3,541,597	(e)
2,420,000	5.25%, due 10/1/2029	2,353,450	(e)
		10,318,522
Metals - Mining Excluding Steel 0.6%
3,355,000	First Quantum Minerals Ltd., 6.88%, due 3/1/2026	3,464,037	(e)
	Hudbay Minerals, Inc.
2,495,000	4.50%, due 4/1/2026	2,456,128	(e)
3,015,000	6.13%, due 4/1/2029	3,135,600	(e)
		9,055,765
Oil Field Equipment & Services 0.7%
1,500,000	Nabors Industries Ltd., 7.25%, due 1/15/2026	1,436,250	(e)(g)
3,580,000	Nabors Industries, Inc., 7.38%, due 5/15/2027	3,673,581	(e)
1,957,000	TechnipFMC PLC, 6.50%, due 2/1/2026	2,048,016	(e)
2,300,000	USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, due 9/1/2027	2,361,870
		9,519,717
Packaging 0.8%
3,820,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	3,800,900	(e)
3,130,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	2,996,975	(e)
2,640,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	2,725,800	(e)
2,310,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	2,382,534	(e)
		11,906,209
Personal & Household Products 0.3%
2,450,000	Diamond BC BV, 4.63%, due 10/1/2029	2,296,973	(e)
2,825,000	Energizer Holdings, Inc., 4.75%, due 6/15/2028	2,754,375	(e)
		5,051,348
Pharmaceuticals 0.5%
1,715,000	Bausch Health Cos., Inc., 5.25%, due 2/15/2031	1,365,149	(e)
1,980,000	Grifols Escrow Issuer SA, 4.75%, due 10/15/2028	1,968,001	(e)
3,305,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.13%, due 4/30/2031	3,305,000	(e)
		6,638,150
Rail 0.3%
3,790,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, due 6/15/2027	3,922,650	(e)
Real Estate Development & Management 1.1%
	Realogy Group LLC/Realogy Co-Issuer Corp.
9,980,000	5.75%, due 1/15/2029	9,803,354	(e)
6,750,000	5.25%, due 4/15/2030	6,463,125	(e)
		16,266,479

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^
(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Real Estate Investment Trusts 4.7%
$5,140,000	American Finance Trust, Inc./American Finance Operating Partner L.P., 4.50%, due 9/30/2028	$4,985,800	(e)
	Hospitality Properties Trust
1,053,000	4.65%, due 3/15/2024	1,024,043
5,182,000	4.35%, due 10/1/2024	4,949,846
1,770,000	4.95%, due 2/15/2027	1,646,100
650,000	3.95%, due 1/15/2028	572,000
1,850,000	4.38%, due 2/15/2030	1,591,000
	Iron Mountain, Inc.
6,046,000	4.88%, due 9/15/2027	6,064,047	(e)
5,254,000	5.25%, due 3/15/2028	5,330,498	(e)
2,690,000	5.00%, due 7/15/2028	2,685,965	(e)
5,570,000	4.88%, due 9/15/2029	5,498,425	(e)
2,995,000	5.25%, due 7/15/2030	2,973,885	(e)
5,745,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.50%, due 2/15/2029	5,558,747	(e)
3,785,000	RLJ Lodging Trust L.P., 4.00%, due 9/15/2029	3,567,363	(e)
1,985,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	2,067,378	(e)
11,440,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	10,822,126	(e)
4,425,000	VICI Properties L.P./VICI Note Co., Inc., 4.63%, due 12/1/2029	4,554,520	(e)
3,250,000	XHR L.P., 4.88%, due 6/1/2029	3,186,625	(e)
		67,078,368
Recreation & Travel 2.4%
	Carnival Corp.
4,745,000	7.63%, due 3/1/2026	4,839,900	(e)
7,125,000	5.75%, due 3/1/2027	6,834,300	(e)
3,510,000	9.88%, due 8/1/2027	3,935,587	(e)
2,930,000	Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, due 5/1/2025	3,017,900	(e)
3,080,000	NCL Corp. Ltd., 3.63%, due 12/15/2024	2,840,284	(e)
5,945,000	Royal Caribbean Cruises Ltd., 5.50%, due 4/1/2028	5,768,374	(e)
3,175,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	3,093,434	(e)
3,520,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	3,669,600	(e)
		33,999,379
Restaurants 0.5%
3,730,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/2030	3,452,749	(e)
3,820,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 2/1/2026	3,805,675	(e)
		7,258,424
Software - Services 2.6%
700,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	677,712	(e)
10,310,000	Endurance Acquisition Merger Sub, 6.00%, due 2/15/2029	9,175,900	(e)
3,740,000	Open Text Corp., 3.88%, due 12/1/2029	3,591,821	(e)
2,515,000	Open Text Holdings, Inc., 4.13%, due 12/1/2031	2,426,975	(e)
4,420,000	Presidio Holdings, Inc., 8.25%, due 2/1/2028	4,666,636	(e)
12,045,000	Rackspace Technology Global, Inc., 5.38%, due 12/1/2028	11,231,962	(e)(g)
4,740,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	4,719,239	(e)
		36,490,245

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Specialty Retail 2.6%
	Carvana Co.
$5,100,000	5.63%, due 10/1/2025	$4,838,523	(e)
6,685,000	5.50%, due 4/15/2027	6,226,409	(e)
2,100,000	5.88%, due 10/1/2028	1,973,979	(e)
7,770,000	4.88%, due 9/1/2029	6,906,675	(e)
2,215,000	Foot Locker, Inc., 4.00%, due 10/1/2029	2,135,880	(e)(g)
4,675,000	Gap, Inc., 3.63%, due 10/1/2029	4,348,685	(e)
3,915,000	Ken Garff Automotive LLC, 4.88%, due 9/15/2028	3,784,905	(e)
3,017,000	L Brands, Inc., 6.63%, due 10/1/2030	3,237,814	(e)
4,075,000	LCM Investments Holdings II LLC, 4.88%, due 5/1/2029	3,924,755	(e)
		37,377,625
Steel Producers - Products 0.7%
2,505,000	Allegheny Technologies, Inc., 4.88%, due 10/1/2029	2,459,484	(g)
2,309,000	Joseph T Ryerson & Son, Inc., 8.50%, due 8/1/2028	2,487,948	(e)
5,990,000	TMS Int'l Corp., 6.25%, due 4/15/2029	5,780,350	(e)
		10,727,782
Support - Services 7.9%
3,600,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	3,412,458	(e)(g)
1,435,000	APi Group DE, Inc., 4.13%, due 7/15/2029	1,381,188	(e)
	APX Group, Inc.
5,485,000	6.75%, due 2/15/2027	5,632,711	(e)
4,575,000	5.75%, due 7/15/2029	4,303,199	(e)(g)
6,805,000	Aramark Services, Inc., 5.00%, due 2/1/2028	6,753,962	(e)
6,105,000	ASGN, Inc., 4.63%, due 5/15/2028	6,098,895	(e)
6,020,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	6,020,000	(e)
2,970,000	Clarivate Science Holdings Corp., 4.88%, due 7/1/2029	2,828,925	(e)
	Garda World Security Corp.
2,090,000	4.63%, due 2/15/2027	2,039,004	(e)
4,980,000	6.00%, due 6/1/2029	4,675,274	(e)
4,495,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	4,365,769	(e)
3,405,000	Hertz Corp., 5.00%, due 12/1/2029	3,278,674	(e)
5,695,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	5,695,000	(e)
2,070,000	Korn/Ferry Int'l, 4.63%, due 12/15/2027	2,108,813	(e)
	McGraw-Hill Ed., Inc.
3,880,000	5.75%, due 8/1/2028	3,686,000	(e)
2,535,000	8.00%, due 8/1/2029	2,370,225	(e)
	Nielsen Finance LLC/Nielsen Finance Co.
7,420,000	5.63%, due 10/1/2028	7,408,128	(e)
6,940,000	5.88%, due 10/1/2030	6,952,700	(e)
1,895,000	PECF USS Intermediate Holding III Corp., 8.00%, due 11/15/2029	1,913,950	(e)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
6,765,000	5.75%, due 4/15/2026	7,011,246	(e)
7,595,000	6.25%, due 1/15/2028	7,565,114	(e)
2,615,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	2,560,085	(e)
	United Rentals N.A., Inc.
530,000	5.25%, due 1/15/2030	556,500
1,190,000	4.00%, due 7/15/2030	1,172,150
2,460,000	3.75%, due 1/15/2032	2,372,978
5,345,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	5,438,537	(e)
2,350,000	White Cap Parent LLC, 8.25%, due 3/15/2026	2,385,250	(e)(f)
2,135,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	2,111,643	(e)
		112,098,378

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Technology Hardware & Equipment 2.6%
$2,250,000	Ciena Corp. Co., 4.00%, due 1/31/2030	$2,227,500	(e)
	CommScope Technologies LLC
7,534,000	6.00%, due 6/15/2025	7,338,203	(e)
11,925,000	5.00%, due 3/15/2027	10,619,570	(e)(g)
	CommScope, Inc.
3,655,000	7.13%, due 7/1/2028	3,408,287	(e)
2,675,000	4.75%, due 9/1/2029	2,562,463	(e)
11,910,000	Imola Merger Corp., 4.75%, due 5/15/2029	11,588,073	(e)
		37,744,096
Telecom - Wireless 0.5%
1,430,000	Sprint Corp., 7.13%, due 6/15/2024	1,558,700
	T-Mobile USA, Inc.
3,005,000	4.75%, due 2/1/2028	3,106,419
3,020,000	3.38%, due 4/15/2029	2,967,452
		7,632,571
Telecom - Wireline Integrated & Services 8.3%
13,435,000	Altice France Holding SA, 6.00%, due 2/15/2028	12,261,453	(e)
7,325,000	Altice France SA, 5.50%, due 1/15/2028	6,987,317	(e)
7,455,000	Cablevision Lightpath LLC, 5.63%, due 9/15/2028	7,115,723	(e)
1,430,000	CenturyLink, Inc., Ser. W, 6.75%, due 12/1/2023	1,515,800
	Consolidated Communications, Inc.
3,145,000	5.00%, due 10/1/2028	3,047,348	(e)(g)
2,935,000	6.50%, due 10/1/2028	3,022,170	(e)
	Frontier Communications Corp.
3,840,000	5.88%, due 10/15/2027	3,954,048	(e)
2,850,000	5.00%, due 5/1/2028	2,821,500	(e)
6,670,000	5.88%, due 11/1/2029	6,421,943
3,805,000	6.00%, due 1/15/2030	3,672,586	(e)
	Iliad Holding SASU
1,475,000	6.50%, due 10/15/2026	1,493,629	(e)
1,320,000	7.00%, due 10/15/2028	1,341,925	(e)
	Level 3 Financing, Inc.
15,229,000	4.63%, due 9/15/2027	15,154,378	(e)
1,555,000	3.63%, due 1/15/2029	1,415,050	(e)
4,075,000	3.75%, due 7/15/2029	3,718,438	(e)
	Lumen Technologies, Inc.
7,210,000	4.50%, due 1/15/2029	6,607,100	(e)
7,345,000	5.38%, due 6/15/2029	6,963,721	(e)
	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
2,490,000	4.75%, due 4/30/2027	2,371,725	(e)
3,605,000	6.00%, due 2/15/2028	3,389,782	(e)(g)
2,190,000	10.75%, due 6/1/2028	2,378,033	(e)
	Telecom Italia Capital SA
2,080,000	6.38%, due 11/15/2033	2,135,120
1,720,000	7.20%, due 7/18/2036	1,830,888
1,435,000	Telecom Italia SpA, 5.30%, due 5/30/2024	1,481,042	(e)
2,125,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	2,003,025	(e)
5,515,000	Virgin Media Vendor Financing Notes IV DAC, 5.00%, due 7/15/2028	5,197,887	(e)
5,005,000	Vmed O2 UK Financing I PLC, 4.75%, due 7/15/2031	4,783,178	(e)
5,375,000	Zayo Group Holdings, Inc., 6.13%, due 3/1/2028	5,070,775	(e)
		118,155,584

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Theaters & Entertainment 0.3%
$1,290,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	$1,300,372	(e)(k)
2,520,000	Live Nation Entertainment, Inc., 6.50%, due 5/15/2027	2,712,325	(e)
		4,012,697
	Total Corporate Bonds (Cost $1,247,195,796)	1,224,006,626

Convertible Bonds 0.5%
Cable & Satellite Television 0.5%
8,165,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $7,530,296)	7,599,897
Asset-Backed Securities 3.3%
1,000,000	37 Capital CLO Ltd., Ser. 2021-1A, Class E, (3M USD LIBOR + 7.20%), 7.40%, due 10/15/2034	990,050	(a)(e)
2,000,000	AIG CLO 2 Ltd., Ser. 2019-2A, Class ER, (3M USD LIBOR + 6.40%), 6.66%, due 10/25/2033	1,980,504	(a)(e)
500,000	AIG CLO Ltd., Ser. 2019-1A, Class E, (3M USD LIBOR + 6.62%), 6.86%, due 4/15/2032	500,012	(a)(e)
1,000,000	ARES LII CLO Ltd., Ser. 2019-52A, Class ER, (3M USD LIBOR + 6.45%), 6.71%, due 4/22/2031	995,660	(a)(e)
2,500,000	Ares LIV CLO Ltd., Ser. 2019-54A, Class E, (3M USD LIBOR + 7.34%), 7.58%, due 10/15/2032	2,505,850	(a)(e)
2,000,000	Balboa Bay Loan Funding Ltd., Ser. 2021-2A, Class E, (3M USD LIBOR + 6.60%), 6.81%, due 1/20/2035	1,970,922	(a)(e)
1,350,000	Ballyrock CLO Ltd., Ser. 2016-1A, Class ER, (3M USD LIBOR + 6.95%), 7.19%, due 10/15/2028	1,345,090	(a)(e)
1,000,000	Barings CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 6.24%, due 7/18/2029	992,289	(a)(e)
1,500,000	Benefit Street Partners CLO XXV Ltd., Ser. 2021-25A, Class E, (3M USD LIBOR + 6.85%), 7.09%, due 1/15/2035	1,485,121	(a)(e)
2,125,000	Carlyle U.S. CLO Ltd., Ser. 2020-2A, Class DR, (3M USD LIBOR + 6.70%), 6.96%, due 1/25/2035	2,104,195	(a)(e)
2,500,000	Catskill Park CLO Ltd., Ser. 2017-1A, Class D, (3M USD LIBOR + 6.00%), 6.25%, due 4/20/2029	2,475,753	(a)(e)
1,650,000	Cedar Funding X CLO Ltd., Ser. 2019-10A, Class ER, (3M USD LIBOR + 6.50%), 6.75%, due 10/20/2032	1,649,950	(a)(e)
2,500,000	CIFC Funding Ltd., Ser. 2020-3A, Class ER, (3M USD LIBOR + 6.50%), due 10/20/2034	2,503,763	(a)(e)(l)
1,350,000	Crown City CLO II, Ser. 2020-2A, Class D, (3M USD LIBOR + 7.17%), 7.42%, due 1/20/2032	1,353,425	(a)(e)
1,000,000	Fort Washington CLO, Ser. 2019-1A, Class ER, (3M USD LIBOR + 6.75%), 7.00%, due 10/20/2032	990,346	(a)(e)
1,222,200	Galaxy XV CLO Ltd., Ser. 2013-15A, Class ER, (3M USD LIBOR + 6.65%), 6.89%, due 10/15/2030	1,216,914	(a)(e)
1,000,000	Galaxy XXIV CLO Ltd., Ser. 2017-24A, Class E, (3M USD LIBOR + 5.50%), 5.74%, due 1/15/2031	954,099	(a)(e)
650,000	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.40%), 6.64%, due 10/15/2030	651,300	(a)(e)
4,000,000	Magnetite XV Ltd., Ser. 2015-15A, Class ER, (3M USD LIBOR + 5.20%), 5.46%, due 7/25/2031	3,824,947	(a)(e)
1,000,000	Oaktree CLO Ltd., Ser. 2021-2A, Class E, (3M USD LIBOR + 7.12%), 7.22%, due 1/15/2035	990,200	(a)(e)
2,500,000	OCP CLO Ltd., Ser. 2019-17A, Class ER, (3M USD LIBOR + 6.50%), 6.75%, due 7/20/2032	2,495,018	(a)(e)
2,000,000	Octagon Investment Partners 48 Ltd., Ser. 2020-3A, Class ER, (3M USD LIBOR + 6.70%), 6.83%, due 10/20/2034	1,980,506	(a)(e)

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$1,000,000	Octagon Investment Partners Ltd., Ser. 2019-1A, Class E, (3M USD LIBOR + 6.60%), 6.86%, due 10/25/2032	$1,000,054	(a)(e)
2,000,000	Parallel 2021-2 Ltd., Ser. 2021-2A, Class D, (3M USD LIBOR + 7.20%), 7.32%, due 10/20/2034	1,936,532	(a)(e)
600,000	Post CLO Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 5.87%), 6.11%, due 4/16/2031	590,053	(a)(e)
875,000	Sandstone Peak Ltd., Ser. 2021-1A, Class E, (3M USD LIBOR + 6.80%), due 10/15/2034	866,393	(a)(e)(l)
1,000,000	TRESTLES CLO V Ltd., Ser. 2021-5A, Class E, (3M USD LIBOR + 6.35%), due 10/20/2034	990,260	(a)(e)(l)
2,500,000	Trinitas CLO VIII Ltd., Ser. 2018-8A, Class E, (3M USD LIBOR + 5.90%), 6.15%, due 7/20/2031	2,379,294	(a)(e)
500,000	Voya CLO Ltd., Ser. 2019-2A, Class E, (3M USD LIBOR + 6.60%), 6.85%, due 7/20/2032	497,435	(a)(e)
2,400,000	Whitebox CLO II Ltd., Ser. 2020-2A, Class ER, (3M USD LIBOR + 7.10%), 7.36%, due 10/24/2034	2,376,433	(a)(e)

Total Asset-Backed Securities (Cost $45,895,730)		46,592,368

NUMBER OF SHARES

Short-Term Investments 7.8%
Investment Companies 7.8%
70,503,825	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(m)	70,503,825	(n)
40,647,245	State Street Navigator Securities Lending Government Money Market Portfolio, 0.04%(m)	40,647,245	(o)

Total Short-Term Investments (Cost $111,151,070)		111,151,070
Total Investments 100.7% (Cost $1,458,477,455)		1,436,339,213
Liabilities Less Other Assets (0.7)%		(10,609,566	)(p)(q)
Net Assets 100.0%		$1,425,729,647

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2022 and changes periodically.
(b)	Value determined using significant unobservable inputs.
(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	The stated interest rates represent the range of rates at January 31, 2022 of the underlying contracts within the Loan Assignment.
(e)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2022, these securities amounted to $1,110,637,977, which represents 77.9% of net assets of the Fund.
(f)	Payment-in-kind (PIK) security.
(g)	The security or a portion of this security is on loan at January 31, 2022. Total value of all such securities at January 31, 2022 amounted to approximately $39,958,996 for the Fund.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

(j)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2022.
(k)	When-issued security. Total value of all such securities at January 31, 2022 amounted to $15,183,996, which represents 1.1% of net assets of the Fund.
(l)	All or a portion of this security had not settled as of January 31, 2022 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(m)	Represents 7-day effective yield as of January 31, 2022.
(n)	All or a portion of this security is segregated in connection with obligations for when-issued securities, delayed delivery securities and/or swaps with a total value of $70,503,825.
(o)	Represents investment of cash collateral received from securities lending.
(p)	Includes the impact of the Fund's open positions in derivatives at January 31, 2022.
(q)	As of January 31, 2022, the value of unfunded loan commitments was $223,232 for the Fund (see Notes to Schedule of Investments).

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$1,152,575,792	80.8%
Cayman Islands	61,029,613	4.3%
Canada	32,413,640	2.3%
United Kingdom	23,275,011	1.6%
Luxembourg	12,261,453	0.9%
Germany	10,513,949	0.7%
France	9,822,871	0.7%
Italy	5,447,050	0.4%
Switzerland	3,701,719	0.3%
Zambia	3,464,037	0.2%
Ireland	3,320,598	0.2%
Finland	3,011,875	0.2%
Netherlands	2,382,534	0.2%
Spain	1,968,001	0.1%
Short-Term Investments and Other Liabilities–Net	100,541,504	7.1%
	$1,425,729,647	100.0%

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

Derivative Instruments

Total return swap contracts ("total return swaps")

At January 31, 2022, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	iBoxx USD Liquid High Yield Index	USD	4,900,689	3/20/2022	0.21%	—%	3M USD LIBOR	T/3M	$(99,311)	$(1,276)	$(100,587)
GSI	iBoxx USD Liquid High Yield Index	USD	24,266,423	3/20/2022	0.05%	—%	SOFR	T/T	(733,577)	(1,458)	(735,035)
Total									$(832,888)	$(2,734)	$(835,622)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at January 31, 2022.

At January 31, 2022, the Fund had cash collateral of $770,000 deposited in a segregated account for Goldman Sachs International to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Business Equipment & Services	$—	$—	$2,690,729	$2,690,729
Health Care	—	4,904,314	9,721,800	14,626,114
Other Loan Assignments(a)	—	29,672,409	—	29,672,409
Total Loan Assignments	—	34,576,723	12,412,529	46,989,252
Corporate Bonds(a)	—	1,224,006,626	—	1,224,006,626
Convertible Bonds(a)	—	7,599,897	—	7,599,897
Asset-Backed Securities	—	46,592,368	—	46,592,368
Short-Term Investments	—	111,151,070	—	111,151,070
Total Investments	$—	$1,423,926,684	$12,412,529	$1,436,339,213

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2022

Investments in Securities:

Loan Assignments(c)	$9,722	$6	$—	$(19)	$57	$(7)	$2,654	$—	$12,413	$(19)
Total	$9,722	$6	$—	$(19)	$57	$(7)	$2,654	$—	$12,413	$(19)

(c)	Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Liabilities	$—	$(835,622)	$—	$(835,622)
Total	$—	$(835,622)	$—	$(835,622)

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) January 31, 2022

PRINCIPAL AMOUNT		VALUE

Municipal Notes 98.2%
Alabama 5.3%
$700,000	Black Belt Energy Gas Dist. (Alabama Gas Prepay Gas Supply Rev. Proj. Number 5), (LOC: Morgan Stanley), Ser. 2020-A-1, 4.00%, due 10/1/2049 Putable 10/1/2026	$770,353
	Black Belt Energy Gas Dist. (Alabama Gas Prepay Gas Supply Rev. Proj. Number 7), (LOC: Goldman Sachs Group, Inc.)
500,000	Ser. 2021-C-1, 4.00%, due 12/1/2026	550,889
3,500,000	Ser. 2021-C-1, 4.00%, due 10/1/2052 Putable 12/1/2026	3,847,642
1,000,000	Lower Alabama Gas Dist. Rev. Gas Proj. 2, (LOC: Goldman Sachs Group, Inc.), Ser. 2020, 4.00%, due 12/1/2050 Putable 12/1/2025	1,083,563
900,000	Mobile IDB Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant), Ser. 2009, 0.13%, due 6/1/2034	900,000	(a)
590,000	Taylor-Ryan Imp. Dist. Rev. Ref., (LOC: Synovus Bank), Ser. 2005, 0.21%, due 11/1/2035	590,000	(a)
		7,742,447
American Samoa 0.6%
750,000	American Samoa Econ. Dev. Au. Gen. Rev., Ser. 2021-A, 5.00%, due 9/1/2038	892,256	(b)
Arizona 6.4%
2,190,000	Arizona Hlth. Fac. Au. Rev. (Banner Hlth.), Ser. 2015-C, (LOC: Bank of America N.A.), 0.12%, due 1/1/2046	2,190,000	(a)
1,500,000	Arizona Ind. Dev. Hosp. Au. Rev. (Phoenix Children's Hosp.), Ser. 2019-A, (LOC: JP Morgan Chase Bank N.A.), 0.12%, due 2/1/2048	1,500,000	(a)(c)
500,000	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/2036	550,163	(b)
800,000	Maricopa Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2001, 3.38%, due 12/1/2031 Putable 6/3/2024	806,325
1,230,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Ref. Rev. (Christian Care Retirement Apts. Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/2025	1,359,932
330,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/2026	326,183	(b)
1,000,000	Maricopa Co. Poll. Ctrl. Corp. PCR. Ref. (Palo Verde Proj.), Ser. 2003-A, 1.05%, due 1/1/2038 Putable 6/1/2022	1,000,272
250,000	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	269,031	(b)
500,000	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Great Hearts Academies), Ser. 2016-A, 5.00%, due 7/1/2046	539,478
245,000	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/2036	238,061
500,000	Pima Co. Ind. Dev. Au. Ed. Ref. Rev. (American Leadership Academy Proj.), Ser. 2015, 5.38%, due 6/15/2035	541,273	(b)
		9,320,718
Arkansas 0.7%
990,000	Batesville Pub. Facs. Board Hosp. Rev. Ref. (White River Hlth. Sys. Inc.), Ser. 2020, 3.00%, due 6/1/2028	1,034,140	(c)
California 7.6%
500,000	California Co. Tobacco Securitization Agcy. Ref. Rev., Ser. 2020-B-1, 5.00%, due 6/1/2049	581,210
	California HFA Muni. Cert.
964,633	Ser. 2019-A, 4.25%, due 1/15/2035	1,095,673
494,027	Ser. 2021-1-A, 3.50%, due 11/20/2035	536,910
250,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Santa Rosa Academy Proj.), Ser. 2015, 5.13%, due 7/1/2035	269,978	(b)

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.)
$410,000	Ser. 2015-A, 4.50%, due 10/1/2025	$425,283
400,000	Ser. 2019-A, 5.00%, due 10/1/2049	422,772	(b)
500,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	557,235	(b)
400,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	447,250	(b)
830,000	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 2.85%, due 12/1/2027	856,519
470,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	211,500	(b)(d)
250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	6,249	(b)(d)
250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	186,161	(b)
500,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.75%, due 6/1/2036	532,546	(b)
600,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/2031	647,629	(b)
1,200,000	California Statewide CDA Multi-Family Hsg. Rev. (Irvine Apt. Comm. LP), Ser. 2001-W-1, (LOC: Wells Fargo Bank N.A.), 0.13%, due 8/1/2034	1,200,000	(a)
400,000	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/2036	444,786	(b)
60,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/2025	65,432	(c)
350,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Sr. Lien, Ser. 2021-A, 4.00%, due 1/15/2046	386,002
	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref.
825,000	Ser. 2018-A-2, 5.00%, due 6/1/2047 Pre-Refunded 6/1/22	837,428
5,000,000	Ser. 2021-B-2, 0.00%, due 6/1/2066	795,469
500,000	Tobacco Securitization Au. Southern California Tobacco Settlement Rev. Ref. (San Diego Co. Asset Securitization Corp.), Ser. 2019-A, Class 1, 5.00%, due 6/1/2048	588,380
		11,094,412
Colorado 3.7%
750,000	Colorado St. Hlth. Facs. Au. Hosp. Rev. Ref. (Commonspirit Hlth.), Ser. 2019-A-2, 4.00%, due 8/1/2049	816,503
471,000	Crystal Crossing Metro. Dist. Ref. G.O., Ser. 2016, 4.50%, due 12/1/2026	499,524	(c)
300,000	Denver Convention Ctr. Hotel Au. Ref. Rev., Ser. 2016, 5.00%, due 12/1/2027	343,703
1,250,000	Denver Hlth. & Hosp. Au. Healthcare Rev. Ref., Ser. 2019-A, 4.00%, due 12/1/2040	1,399,647
500,000	Littleton Village Metro. Dist. Number 2 Ref. G.O., Ser. 2015, 5.38%, due 12/1/2045	510,667
	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported)
250,000	Ser. 2015-A, 5.00%, due 12/1/2034	277,524
175,000	Ser. 2015-A, 5.00%, due 12/1/2035	194,130
500,000	Ser. 2015-A, 5.00%, due 12/1/2045	549,420
800,000	Pueblo Urban Tax Increment Rev. Au. (Evraz Proj.), Ser. 2021-A, 4.75%, due 12/1/2045	875,365	(b)
		5,466,483

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Florida 3.3%
$200,000	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/2053	$7,000	(b)(d)
650,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/2036	667,303	(c)
450,000	Florida St. Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc. Proj.), Ser. 2015-A, 6.00%, due 6/15/2035	502,152	(b)
350,000	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%, due 6/1/2046	245,000	(b)(d)
165,000	Florida St. Hsg. Fin. Corp. Rev., Ser. 2015-1, (GNMA/FNMA/FHLMC Insured), 3.75%, due 7/1/2035	168,282
400,000	Greater Orlando Aviation Au. Arpt. Facs. Spec. Purp. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/2036	413,647
	Miami Beach Hlth. Fac. Au. (Mount Sinai Med. Ctr. of Florida)
250,000	Ser. 2021-B, 4.00%, due 11/15/2035	285,371
300,000	Ser. 2021-B, 4.00%, due 11/15/2037	340,795
500,000	Ser. 2021-B, 4.00%, due 11/15/2038	565,862
500,000	Ser. 2021-B, 4.00%, due 11/15/2039	564,004
980,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.70%, due 5/1/2050	1,013,660
		4,773,076
Georgia 2.7%
500,000	DeKalb Co. Hsg. Au. Sr. Living Rev. Ref. (Baptist Retirement Comm. of Georgia Proj.), Ser. 2019-A, 5.13%, due 1/1/2049	408,229	(b)
1,500,000	Main Street Natural Gas, Inc. Gas Supply Rev., Ser. 2022-C, 4.00%, due 8/1/2052 Putable 11/1/2027	1,627,150	(b)(e)
1,875,000	Monroe Co. Dev. Au. PCR Rev. (Georgia Pwr. Co. Plant-Scherer Proj.), Ser. 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	1,840,700
135,000	Tender Option Bond Trust Receipts/Cert., (LOC: JP Morgan Chase Bank N.A.), Ser. 2020, 0.20%, due 1/1/2026	135,000	(a)(b)
		4,011,079
Guam 1.0%
750,000	Guam Gov't Bus. Privilege Tax Rev. Ref., Ser. 2021-F, 4.00%, due 1/1/2042	815,844
	Guam Gov't Hotel Occupancy Tax Rev.
250,000	Ser. 2021-A, 5.00%, due 11/1/2030	304,011
250,000	Ser. 2021-A, 5.00%, due 11/1/2035	303,363
		1,423,218
Hawaii 0.5%
	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref.
250,000	Ser. 2015-A, 5.00%, due 1/1/2035	258,962	(b)
500,000	Ser. 2015-A, 5.00%, due 1/1/2045	512,606	(b)
		771,568
Illinois 10.0%
	Chicago G.O.
1,000,000	Ser. 2019-A, 5.00%, due 1/1/2044	1,140,078
500,000	Ser. 2019-A, 5.50%, due 1/1/2049	585,178
200,000	Chicago O'Hare Int'l Arpt. Rev. Ref., Ser. 2015-A, 5.00%, due 1/1/2028	219,258
500,000	Chicago O'Hare Int'l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/2048	573,019
1,000,000	Chicago Ref. G.O., Ser. 2021-A, 4.00%, due 1/1/2035	1,093,213
155,000	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/2027	169,963
500,000	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2008-C, 5.00%, due 1/1/2039	547,996

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$400,000	Illinois Fin. Au. Charter Sch. Rev. (Intrinsic Sch.-Belmont Sch. Proj.), Ser. 2015-A, 5.75%, due 12/1/2035	$444,406	(b)
425,000	Illinois Fin. Au. Rev. Ref. (Rosalind Franklin Univ. of Medicine & Science), Ser. 2017-A, 5.00%, due 8/1/2047	477,739
	Illinois St. G.O.
2,000,000	Ser. 2017-D, 5.00%, due 11/1/2028	2,306,338
1,800,000	Ser. 2020, 5.75%, due 5/1/2045	2,201,701
	Illinois St. G.O. Ref.
860,000	Ser. 2016, 5.00%, due 2/1/2024	923,303
485,000	Ser. 2016, 5.00%, due 2/1/2026	546,327
140,000	Illinois St. Sales Tax Rev., Ser. 1992-P, 6.50%, due 6/15/2022	143,125
1,000,000	Metro. Pier & Exposition Au. Rev. Ref. (McCormick Place Expansion Proj.), Ser. 2022-A, 4.00%, due 6/15/2052	1,066,384	(e)
1,634,000	Tender Option Bond Trust Receipts/Cert., (LOC: JP Morgan Chase Bank N.A.), Ser. 2021, 0.14%, due 6/15/2048	1,634,000	(a)(b)
500,000	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/2047	527,593	(b)
		14,599,621
Indiana 0.9%
500,000	Indiana St. Fin. Au. Rev. (Greencroft Oblig. Group), Ser. 2021-A, 4.00%, due 11/15/2043	551,933
665,000	Indianapolis Econ. Dev. Rev. Ref. (Brookhaven Co. Line Apts. Proj.), Ser. 2013-A, 6.25%, due 7/1/2043 Pre-Refunded 7/1/2023	710,777
		1,262,710
Iowa 2.2%
400,000	Iowa Higher Ed. Loan Au. Ref. Rev. (Wartburg College Proj.), Ser. 2015, 5.00%, due 10/1/2032	421,713
	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines Univ. Proj.)
1,160,000	Ser. 2020, 5.00%, due 10/1/2029	1,390,981
1,220,000	Ser. 2020, 5.00%, due 10/1/2030	1,485,050
		3,297,744
Kansas 0.6%
	Goddard Kansas Sales Tax Spec. Oblig. Rev. (Olympic Park Star Bond Proj.)
275,000	Ser. 2019, 3.60%, due 6/1/2030	275,886
700,000	Ser. 2021, 3.50%, due 6/1/2034	666,660
		942,546
Kentucky 1.5%
405,000	Kentucky Econ. Dev. Fin. Au. (Sr. Next Generation Information Hwy. Proj.), Ser. 2015-A, 4.00%, due 7/1/2029	430,441
435,000	Kentucky Econ. Dev. Fin. Au. Rev. Ref. (Owensboro Hlth., Inc. Obligated Group), Ser. 2017-A, (AGM Insured), 4.00%, due 6/1/2037	468,581
1,000,000	Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Ref. (Prairie St. Proj.), Ser. 2019-A, 4.00%, due 9/1/2045	1,082,473
200,000	Kentucky St. Pub. Energy Au. Gas Supply Rev., (Morgan Stanley), Ser. 2018-A, 4.00%, due 4/1/2048 Putable 4/1/2024	210,685
		2,192,180
Louisiana 1.2%
400,000	Louisiana Local Gov't Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/2032	428,617	(b)
300,000	Louisiana St. Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. (Lafourche Parish Gomesa Proj.), Ser. 2019, 3.95%, due 11/1/2043	314,478	(b)
500,000	New Orleans Aviation Board Rev. (Gen. Arpt. Terminal), Ser. 2017-B, 5.00%, due 1/1/2026	563,067

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$500,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Ser. 2017-A-1, 2.00%, due 6/1/2037 Putable 4/1/2023	$505,129
		1,811,291
Maine 0.5%
500,000	Maine St. Fin. Au. (Green Bond-Go Lab Madison, LLC Proj,), Ser. 2021, 8.00%, due 12/1/2051	488,281	(b)
200,000	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys. Proj.), Ser. 2015, 5.13%, due 8/1/2035 Putable 8/1/2025	223,813	(b)
		712,094
Maryland 0.8%
250,000	Baltimore Spec. Oblig. Ref. Rev. Sr. Lien (Harbor Point Proj.), Ser. 2019-A, 3.63%, due 6/1/2046	253,127	(b)
1,000,000	Maryland St. Hsg. & Comm. Dev. Administration Dept. Rev., Ser. 2020-D, 1.95%, due 9/1/2035	931,654
		1,184,781
Michigan 2.9%
1,050,000	Detroit Social Bonds G.O., Ser. 2021-A, 4.00%, due 4/1/2042	1,133,884
1,000,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-C, 2.15%, due 6/1/2023	1,009,931
1,500,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Green Bond-Recycled Board Machine Proj.), Ser. 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	1,638,508
400,000	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	400,299
		4,182,622
Minnesota 0.6%
500,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Academia Cesar Chavez Sch. Proj.), Ser. 2015-A, 5.25%, due 7/1/2050	517,160
300,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/2035	318,023
		835,183
Mississippi 0.2%
300,000	Mississippi Dev. Bank Spec. Oblig. (Jackson Co. Gomesa Proj.), Ser. 2021, 3.63%, due 11/1/2036	284,333	(b)
Missouri 0.2%
355,000	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.), Ser. 2015-A, 5.13%, due 8/15/2045	369,468
Montana 0.7%
1,000,000	Gallatin Co. IDR (Bozeman Fiber Proj.), Ser. 2021-A, 4.00%, due 10/15/2051	967,306	(b)
Nevada 0.4%
500,000	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%, due 12/15/2045	538,147	(b)
New Hampshire 0.5%
750,000	Nat'l Fin. Au. Rev. (Green Bond), Ser. 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	771,057	(b)
New Jersey 4.8%
	Atlantic City G.O. Ref.
200,000	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2026	227,240
200,000	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2032	232,146
350,000	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/2047	396,327
250,000	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2017-1A, 5.00%, due 12/1/2025	281,959

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$750,000	New Jersey Higher Ed. Assist. Au. Rev. Ref. (Std. Loan Rev.), Ser. 2018-B, 5.00%, due 12/1/2027	$878,436
	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.)
1,265,000	Ser. 2017, 5.00%, due 10/1/2026	1,455,284
1,115,000	Ser. 2017, 5.00%, due 10/1/2028	1,318,603
1,250,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 4.00%, due 6/15/2050	1,349,545
	Newark Board of Ed. G.O. (Sustainability Bonds)
300,000	Ser. 2021, (BAM Insured), 5.00%, due 7/15/2030	372,414
500,000	Ser. 2021, (BAM Insured), 3.00%, due 7/15/2038	518,546
		7,030,500
New Mexico 0.3%
443,000	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr., Lien Rev. (Gross Receipts Tax Increment Bonds), Ser. 2015, 5.25%, due 5/1/2025	447,973	(b)
New York 5.5%
1,000,000	Metro. Trans. Au. Rev., Ser. 2012-E, 4.00%, due 11/15/2038	1,021,907
300,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Obligated Group), Ser. 2018-A, 4.00%, due 8/1/2037	331,761
900,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.), Ser. 2017, 5.00%, due 12/1/2022	931,490	(b)
1,300,000	New York St. Dorm. Au. Rev. Ref. Non Supported Debt (Garnet Hlth. Med. Ctr.), Ser. 2017, 5.00%, due 12/1/2035	1,500,377	(b)
1,000,000	New York St. Trans. Dev. Corp. Exempt Fac. Rev. (Empire St. Thruway Svc. Areas Proj.), Ser. 2021, 4.00%, due 4/30/2053	1,098,029
500,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2028	587,149
40,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (LaGuardia Arpt. Term. B Redev. Proj.), Ser. 2016-A, 4.00%, due 7/1/2041	41,560
	New York St. Trans. Dev. Corp. Spec. Fac. Rev. Ref. (American Airlines, Inc., John F Kennedy Int'l Arpt. Proj.)
500,000	Ser. 2016, 5.00%, due 8/1/2031	505,038
200,000	Ser. 2021, 3.00%, due 8/1/2031	208,063	(c)
750,000	Suffolk Tobacco Asset Securitization Corp. Ref. (Tobacco Settle Asset Backed Sub. Bonds), Ser. 2021-B-1, 4.00%, due 6/1/2050	812,852
500,000	Westchester Co. Local Dev. Corp. Rev. (Purchase Sr. Learning Comm., Inc. Proj.), Ser. 2021-A, 5.00%, due 7/1/2056	523,294	(b)
420,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2039	475,211
		8,036,731
North Carolina 0.7%
250,000	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 5.00%, due 3/1/2037 Pre-Refunded 3/1/2022	250,921
250,000	North Carolina Med. Care Commission Retirement Facs. First Mtge. Rev. (Sharon Towers), Ser. 2019-A, 5.00%, due 7/1/2049	273,156
500,000	North Carolina St. Med. Care Commission Retirement Facs. Rev., Ser. 2020-A, 4.00%, due 9/1/2035	543,724
		1,067,801
Ohio 8.1%
550,000	Akron Bath Copley Jt. Twp. Hosp. Dist. (Summa Hlth. Sys. Oblig.), Ser. 2020, 4.00%, due 11/15/2035	622,060
3,865,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, 5.00%, due 6/1/2055	4,248,367

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$750,000	Cleveland-Cuyahoga Co. Port Au. Tax Increment Fin. Rev. Ref. (Sr.-Flats East Bank Proj.), Ser. 2021-A, 4.00%, due 12/1/2055	$764,633	(b)
800,000	Cuyahoga Metro. Hsg. Au. Rev., Ser. 2021, (2045 Initiative Proj.), 2.00%, due 12/1/2031	769,976
250,000	Jefferson Co. Port Au. Econ. Dev. Rev. (JSW Steel USA, Ohio, Inc. Proj.), Ser. 2021, 3.50%, due 12/1/2051	240,121	(b)
500,000	Ohio St. Air Quality Dev. Au. (Ohio Valley Elec. Corp. Proj.), Ser. 2009-B, 1.38%, due 2/1/2026 Putable 11/1/2024	493,050
500,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC Proj.), Ser. 2019-D, 5.00%, due 7/1/2049	554,096	(b)
1,000,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2017, 4.50%, due 1/15/2048	1,127,066	(b)
1,500,000	Ohio St. Air Quality Dev. Au. Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	1,556,147
750,000	Ohio St. Air Quality Dev. Au. Rev. Ref. (Ohio Valley Elec. Corp. Proj.), Ser. 2019-A, 3.25%, due 9/1/2029	770,308
250,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	250,446
365,000	So. Ohio Port Exempt Fac. Au. Rev. (PureCycle Proj.), Ser. 2020-A, 7.00%, due 12/1/2042	409,902	(b)
		11,806,172
Oklahoma 0.3%
325,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.50%, due 8/15/2057	389,715
Oregon 0.6%
750,000	Yamhill Co. Hosp. Au. Ref. (Friendsview), Ser. 2021-A, 5.00%, due 11/15/2056	842,482
Pennsylvania 0.9%
200,000	Luzerne Co. G.O. Ref., Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2027	235,148
750,000	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP), Ser. 2016-C, 5.00%, due 12/31/2038	857,981
400,000	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/2053	160,000	(b)(d)
		1,253,129
Puerto Rico 5.7%
1,475,000	Puerto Rico Commonwealth Ref. G.O. (Pub. Imp.), Ser. 2012-A, 5.00%, due 7/1/2022	1,379,125	(c)(d)
2,500,000	Puerto Rico Elec. Pwr. Au. Rev., Ser. 2012-A, 5.00%, due 7/1/2042	2,575,000	(c)(d)
	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Hosp. Auxilio Mutuo Oblig. Group Proj.)
550,000	Ser. 2021, 5.00%, due 7/1/2030	667,999
100,000	Ser. 2021, 5.00%, due 7/1/2034	121,909
3,260,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	3,623,576
		8,367,609
Rhode Island 0.5%
	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.)
30,000	Ser. 2013-A, 3.25%, due 12/1/2022	30,072
675,000	Ser. 2017-A, 5.00%, due 12/1/2024	741,319
		771,391
South Carolina 1.1%
500,000	Lancaster Co. Assessment Rev. Ref. (Walnut Creek Imp. Dist.), Ser. 2016-A-1, 5.00%, due 12/1/2031	515,236
150,000	South Carolina St. Jobs Econ. Dev. Au. Econ. Dev. Rev. (River Park Sr. Living Proj.), Ser. 2017-A, 7.75%, due 10/1/2057	164,944

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$500,000	South Carolina St. Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	$413,949	(b)
300,000	South Carolina St. Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Last Step Recycling LLC, Proj.), Ser. 2021-A, 6.50%, due 6/1/2051	301,213	(b)
500,000	South Carolina St. Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/2045	200,000	(b)(d)
		1,595,342
Texas 7.5%
750,000	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/2045	805,038
1,000,000	Conroe Local Gov't Corp. Hotel Rev. (Conroe Convention Ctr. Hotel), Ser. 2021-A, 4.00%, due 10/1/2050	1,061,292
400,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/2038	409,840
	Hidalgo Co. Reg. Mobility Au. Toll & Vehicle Registration Jr. Lien Ref.
750,000	Ser. 2022-B, 4.00%, due 12/1/2037	807,344	(e)
755,000	Ser. 2022-B, 4.00%, due 12/1/2039	808,761	(e)
1,000,000	Ser. 2022-B, 4.00%, due 12/1/2040	1,068,593	(e)
	Houston Arpt. Sys. Rev. (United Airlines, Inc. Terminal Imp. Proj.)
400,000	Ser. 2015-B-1, 5.00%, due 7/15/2030	431,810
750,000	Ser. 2021-B-1, 4.00%, due 7/15/2041	779,897
294,782	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	23,583	(b)(d)
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Rev. (Beta Academy), Ser. 2019, 5.00%, due 8/15/2049	523,491	(b)
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.50%, due 7/1/2046	250,000
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/2047	430,000
300,000	Port Beaumont Navigation Dist. Dock & Wharf Fac. Rev. Ref. (Jefferson Gulf Coast Energy Proj.), Ser. 2020-A, 3.63%, due 1/1/2035	302,598	(b)
700,000	Tender Option Bond Trust Receipts/Cert., (LOC: Deutsche Bank A.G.), Ser. 2021, 0.31%, due 1/1/2061	700,000	(a)(b)
500,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Sr. Lien-Blueridge Trans. Group LLC), Ser. 2016, 5.00%, due 12/31/2040	550,855
1,000,000	Texas St. Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (Sr. North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 5.00%, due 12/31/2030	1,219,116
750,000	Texas St. Trans. Commission Turnpike Sys. Rev. Ref., Ser. 2015-C, 5.00%, due 8/15/2034	818,213
		10,990,431
Utah 1.9%
750,000	Mida Mountain Village Pub. Infrastructure Dist. Spec. Assessment (Mountain Village Assessment Area Number 2), Ser. 2021, 4.00%, due 8/1/2050	751,606	(b)
500,000	Military Installation Dev. Au. Tax Allocation & Hotel Rev., Ser. 2021-A-1, 4.00%, due 6/1/2052	453,946
	Utah Infrastructure Agcy. Telecommunication Rev.
600,000	Ser. 2019, 4.00%, due 10/15/2036	665,558
1,000,000	Ser. 2021, 3.00%, due 10/15/2045	982,152
		2,853,262
Vermont 0.8%
500,000	Vermont Econ. Dev. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	570,509	(b)

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Vermont Std. Assist. Corp. Ed. Loan Rev.
$310,000	Ser. 2013-A, 3.90%, due 6/15/2022	$312,643
215,000	Ser. 2015-A, 4.13%, due 6/15/2028	221,703
		1,104,855
Virginia 0.4%
400,000	Embrey Mill Comm. Dev Au. Spec. Assessment Rev., Ser. 2015, 5.30%, due 3/1/2035 Pre-Refunded 3/1/2025	444,773	(b)
200,000	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/2035	211,428	(b)
		656,201
Washington 0.4%
500,000	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/2026	568,734
West Virginia 0.3%
400,000	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group), Ser. 2018-A, 5.00%, due 1/1/2043	460,464
Wisconsin 2.3%
300,000	Pub. Fin. Au. Ed. Rev. (Research Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/2035	321,940	(b)
750,000	Pub. Fin. Au. Exempt Facs. Ref. Rev. (Celanese Proj.), Ser. 2016-C, 4.30%, due 11/1/2030	818,285
500,000	Pub. Fin. Au. Hosp. Rev. Ref. (Carson Valley Med. Ctr.), Ser. 2021-A, 4.00%, due 12/1/2051	554,265
411,673	Pub. Fin. Au. Rev. (Goodwill Industries of So. Nevada Proj.), Ser. 2015-A, 5.50%, due 12/1/2038	413,047
500,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	530,271	(b)
500,000	Pub. Fin. Spec. Fac. Au. Rev. (Sky Harbour Cap. LLC Aviation Fac. Proj.), Ser. 2021, 4.00%, due 7/1/2041	501,605
200,000	St. Croix Chippewa Indians of Wisconsin Ref., Ser. 2021, 5.00%, due 9/30/2041	187,603	(b)
		3,327,016
Wyoming 1.0%
1,500,000	Sweetwater Co. Wyoming Env. Imp. Rev. Ref. (PacifiCorp Proj.), Ser. 1995, 0.14%, due 11/1/2025	1,500,000	(a)
Other 0.1%
200,000	JPMorgan Chase Putters/Drivers Trust Var. Sts. Rev. (Putters), (LOC: JP Morgan Chase Bank N.A.), Ser. 2019, 0.21%, due 3/20/2024	200,000	(a)(b)

	Total Municipal Notes (Cost $142,416,955)	143,750,288

NUMBER OF SHARES

Exchange-Traded Funds 2.3%
54,757	VanEck Vectors High-Yield Municipal Index ETF (Cost $3,175,530)	3,312,251

	Total Investments 100.5% (Cost $145,592,485)	147,062,539
	Liabilities Less Other Assets (0.5)%	(715,635)
	Net Assets 100.0%	$146,346,904

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

(a)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2022.
(b)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2022, these securities amounted to $30,093,550, which represents 20.6% of net assets of the Fund.
(c)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $7,825,925.
(d)	Defaulted security.
(e)	When-issued security. Total value of all such securities at January 31, 2022 amounted to $5,378,232, which represents 3.7% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total

Investments:
Municipal Notes(a)	$—	$143,750,288	$—	$143,750,288
Exchange-Traded Funds	3,312,251	—	—	3,312,251
Total Investments	$3,312,251	$143,750,288	$—	$147,062,539

(a) The Schedule of Investments provides information on the state/territory or industry categorization.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) January 31, 2022

PRINCIPAL AMOUNT		VALUE

Municipal Notes 100.9%
Alabama 0.8%
$565,000	Fort Payne City G.O. (Sch. Warrants), Ser. 2018-B, (AGM Insured), 5.00%, due 5/1/2027	$666,984
Arkansas 0.4%
315,000	Russellville City Wtr. & Swr. Rev., Ser. 2018, (AGM Insured), 4.00%, due 7/1/2028	342,576
California 1.7%
250,000	California HFA Rev. (833 Bryant Apt.), Ser. 2020-N, 5.00%, due 4/1/2027	292,101
1,000,000	Glendale City Wtr. Rev. Ref., Ser. 2020, 2.00%, due 2/1/2033	985,228
200,000	San Diego Assoc. of Gov't Cap. Grant Receipts Rev. (Green Bond Mid-Coast Corridor Transit Proj.), Ser. 2019-A, 5.00%, due 11/15/2024	214,340
		1,491,669
Colorado 2.0%
200,000	Pueblo Urban Tax Increment Rev. Au. (Evraz Proj.), Ser. 2021-A, 4.75%, due 12/1/2045	218,841	(a)
1,500,000	Univ. of Colorado Enterprise Sys. Rev. Ref. (Univ. Enterprise Green Bond), Ser. 2021-C-3B, 2.00%, due 6/1/2051 Putable 10/15/2026	1,519,494
		1,738,335
Connecticut 0.6%
500,000	Waterbury Hsg. Au. Multi-Family Hsg. Rev. (Exchange Place Proj.), Ser. 2020, 0.40%, due 2/1/2023 Putable 8/1/2022	499,582
District of Columbia 0.8%
625,000	Washington Metro. Area Transit Au. Gross Rev., Ser. 2017-B, 5.00%, due 7/1/2024	682,960
Florida 2.0%
1,225,000	Miami-Dade Co. (Bldg. Better Comm. Prog.), Ser. 2015-D-REMK, 5.00%, due 7/1/2026	1,418,885
275,000	Tampa Wtr. & Wastewater Sys. Rev., Ser. 2020-A, 5.00%, due 10/1/2033	349,196
		1,768,081
Georgia 1.3%
1,000,000	Metropolitan Atlanta Rapid Transit Au. Sales Tax Rev. Ref., Ser. 2016-B, 5.00%, due 7/1/2035	1,151,412
Illinois 2.3%
1,000,000	Cook Co. Comm. Cons. Sch. Dist. # 21 G.O. (Wheeling Sch. Bldg.), Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2035	1,126,961
800,000	Southwestern Illinois Dev. Au. Local Gov’t Prog. Rev. Ref. (Flood Prevention Dist. Council Proj.), Ser. 2020, 4.00%, due 4/15/2023	828,583
		1,955,544
Indiana 4.9%
	Anderson Sch. Bldg. Corp. (First Mtge.)
850,000	Ser. 2018, 5.00%, due 1/15/2024	911,559
895,000	Ser. 2018, 5.00%, due 1/15/2026	1,016,181
	West Central Conservancy Dist. Savage Rev. Ref.
660,000	Ser. 2021, 4.00%, due 7/1/2029	764,384
410,000	Ser. 2021, 4.00%, due 7/1/2030	480,707
900,000	Ser. 2021, 4.00%, due 1/1/2032	1,052,745
		4,225,576
Iowa 1.5%
1,000,000	Iowa St. Board Regents Hosp. Rev. (Univ. of Iowa Hosp. & Clinics), Ser. 2022-A, 5.00%, due 9/1/2032	1,301,559	(b)

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Kentucky 8.2%
	Breathitt Co. Sch. Dist. Fin. Corp. Rev.
$210,000	Ser. 2021, 2.00%, due 4/1/2027	$212,166
835,000	Ser. 2021, 2.00%, due 4/1/2029	831,038
	Daviess Co. Sch. Dist. Fin. Corp. Rev.
775,000	Ser. 2021-A, 5.00%, due 12/1/2027	917,588
900,000	Ser. 2021-A, 2.00%, due 12/1/2031	874,793
	Green Co. Sch. Dist. Fin. Corp.
525,000	Ser. 2021, 2.00%, due 10/1/2024	534,795
335,000	Ser. 2021, 2.00%, due 10/1/2025	341,764
650,000	Ser. 2021, 2.00%, due 10/1/2026	662,285
	Lewis Co. Sch. Dist. Fin. Corp. Rev.
500,000	Ser. 2017-B, 2.00%, due 9/1/2022	503,927
460,000	Ser. 2021-B, 2.00%, due 8/1/2024	466,683
585,000	Ser. 2021-B, 2.00%, due 8/1/2025	594,029
1,000,000	Logan-Todd Reg. Wtr. Commission Rev. Ref., Ser. 2016-A, (AGM Insured), 5.00%, due 7/1/2028	1,155,946
		7,095,014
Louisiana 3.1%
1,095,000	Louisiana Pub. Facs. Au. Rev. Ref. (Hurricane Rec. Prog.), Ser. 2014, 5.00%, due 6/1/2024	1,192,007
	Natchitoches Parish Sch. Dist. G.O. # 9
505,000	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2027	587,604
755,000	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2028	895,085
		2,674,696
Maine 0.3%
300,000	Maine St. Fin. Au. (Green Bond-Go Lab Madison, LLC Proj.), Ser. 2021, 8.00%, due 12/1/2051	292,968	(a)
Massachusetts 0.9%
500,000	Massachusetts HFA Rev., Ser. 2020-C-2, (HUD Section 8 Insured), 0.50%, due 6/1/2023	496,484
250,000	Massachusetts Wtr. Res. Au. Rev. Ref., Ser. 2008-C-2, (LOC: Barclays Bank PLC), 0.06%, due 11/1/2026	250,000	(c)
		746,484
Michigan 12.8%
500,000	City of Detroit MI G.O., Ser. 2021-A, 4.00%, due 4/1/2040	541,915
1,000,000	Dearborn G.O. (Swr.), Ser. 2018, 4.00%, due 4/1/2033	1,121,427
	Fowlerville Comm. Sch. Dist. Ref. G.O.
1,000,000	Ser. 2022, 3.00%, due 5/1/2029	1,081,375	(b)
1,000,000	Ser. 2022, 4.00%, due 5/1/2033	1,191,288	(b)
	Kent Hosp. Fin. Au. Rev. (Mary Free Bed Rehabilitation Hosp.)
105,000	Ser. 2021-A, 5.00%, due 4/1/2028	123,476
915,000	Ser. 2021-A, 4.00%, due 4/1/2033	1,036,169
500,000	Livonia Pub. Sch. Dist. G.O., Ser. 2016, (AGM Insured), 5.00%, due 5/1/2028	572,720
750,000	Michigan St. Hsg. Dev. Au. Rev. (Non Ace), Ser. 2016-B, 2.50%, due 12/1/2026	773,963
290,000	Michigan St. Hsg. Dev. Au. Rev. Ref., Ser. 2018-B, 3.15%, due 4/1/2028	308,484
1,000,000	Michigan St. Hsg. Dev. Au. Single Family Mtge. Rev. (Non Ace), Ser. 2018-C, 2.90%, due 12/1/2024	1,035,985
1,000,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (Green Bond-Recycled Board Machine Proj.), Ser. 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	1,092,339

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Trenton Pub. Sch. Dist. G.O. (Sch. Bldg. & Site)
$1,025,000	Ser. 2018, 5.00%, due 5/1/2039	$1,224,930
785,000	Ser. 2018, 5.00%, due 5/1/2036	944,718
		11,048,789
Minnesota 0.3%
210,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/2038	223,011	(a)
Mississippi 2.0%
	West Rankin Utils. Au. Rev.
440,000	Ser. 2018, (AGM Insured), 5.00%, due 1/1/2043 Pre-Refunded 1/1/2028	527,594
1,000,000	Ser. 2018, (AGM Insured), 5.00%, due 1/1/2048 Pre-Refunded 1/1/2028	1,199,079
		1,726,673
Missouri 3.6%
1,000,000	Bi- St. Dev. Agcy. of the Missouri-Illinois Metro. Dist. Rev. Ref. (Combined Lien Mass Transit Sales Tax Appropriation), Ser. 2019, 4.00%, due 10/1/2036	1,150,278
	Missouri St. Env. Imp. & Energy Res. Au. Wtr. PCR
660,000	Ser. 2018-A, 5.00%, due 7/1/2029	807,589
510,000	Ser. 2018-A, 5.00%, due 1/1/2030	622,491
500,000	Missouri St. Hlth. & Ed. Fac. Au. (St. Louis Collage of Pharmacy Proj.), Ser. 2013, 5.00%, due 5/1/2023	523,400
		3,103,758
New Jersey 1.9%
385,000	New Jersey St. Econ. Dev. Au. Rev. (Social Bonds), Ser. 2019-QQQ, 5.00%, due 6/15/2025	429,927
650,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Multi-Family Rev. Ref., Ser. 2017-A, 2.60%, due 11/1/2024	671,928
340,000	New Jersey St. Trans. Trust Fund Au. Rev. Ref., Ser. 2021-A, 5.00%, due 6/15/2031	419,948
145,000	Newark Board of Ed. G.O. (Sustainability Bonds), Ser. 2021, (BAM Insured), 3.00%, due 7/15/2038	150,378
		1,672,181
New York 14.7%
100,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 4.00%, due 6/1/2022	101,002
250,000	Buffalo Swr. Au. Env. Impact Rev. (Green Bond), Ser. 2021, (BAM Insured), 1.75%, due 6/15/2049	245,155	(d)
200,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	213,191	(a)
	Metro. Trans. Au. Rev.
1,315,000	Ser. 2008-B-3, 5.00%, due 11/15/2023	1,404,296
1,000,000	Ser. 2016-B, 5.00%, due 11/15/2025	1,127,150
200,000	Metro. Trans. Au. Rev. (Green Bond), Ser. 2017-B, 5.00%, due 11/15/2023	213,581
450,000	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Highland Hosp. Rochester Proj.), Ser. 2015, 5.00%, due 7/1/2022	458,284
150,000	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/2027	162,935
1,000,000	New York City Hlth. & Hosp. Corp. Hlth. Sys. Rev., Ser. 2021-A, 5.00%, due 2/15/2029	1,223,677

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev. (Sustainable Dev. Bonds)
$1,060,000	Ser. 2020-A-3, 1.13%, due 5/1/2060 Putable 11/1/2024	$1,058,291
825,000	Ser. 2021-F-1, 1.05%, due 5/1/2028	787,980
1,090,000	Ser. 2021-F-1, 1.25%, due 5/1/2029	1,035,295
500,000	New York City Hsg. Dev. Corp. Rev., Ser. 2020-C, (HUD Section 8, Fannie Mae Insured), 2.15%, due 8/1/2035	472,476
1,000,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Resolution Rev. Bonds), Ser. 2016-BB-2, (LOC: State Street B&T Co.), 0.11%, due 6/15/2049	1,000,000	(c)
	New York St. HFA Rev. (Affordable Hsg.)
425,000	Ser. 2018-I, 2.65%, due 5/1/2023	433,632
5,000	Ser. 2019-O, (SONYMA, FNMA/FHLMC Insured), 1.45%, due 5/1/2023	5,002
1,855,000	New York St. HFA Rev. Ref. (Affordable Hsg.), Ser. 2020-H, 2.45%, due 11/1/2044	1,737,328
460,000	New York St. Hsg. Fin. Agcy. Rev. (Climate Bond Certified/ Sustainability Bonds), Ser. 2019-P, 1.55%, due 11/1/2023	461,805
500,000	Rhinebeck Central Sch. Dist., Ser. 2021, 3.00%, due 6/15/2024	522,377
		12,663,457
North Carolina 1.3%
945,000	North Carolina HFA Homeownership Ref. Rev., Ser. 2020-45, (GNMA/FNMA/FHLMC Insured), 2.20%, due 7/1/2040	892,758
175,000	Scotland Co. Rev., Ser. 2018, 5.00%, due 12/1/2026	202,719
		1,095,477
North Dakota 0.6%
190,000	Cass Co. Jt. Wtr. Res. Dist., Ser. 2021-A, 0.48%, due 5/1/2024	186,212
300,000	City of Larimore ND G.O., Ser. 2021, 0.85%, due 5/1/2024	293,286
		479,498
Ohio 2.6%
1,000,000	American Muni. Pwr. Ohio, Inc. Rev. (Comb. Hydroelectric Proj.), Ser. 2021-A-2, 1.00%, due 2/15/2048 Putable 8/15/2024	1,000,612
	American Muni. Pwr. Ohio, Inc. Rev. Solar Elec. Pre-Payment (Green Bond)
300,000	Ser. 2019-A, 5.00%, due 2/15/2022	300,507
175,000	Ser. 2019-A, 5.00%, due 2/15/2023	182,643
400,000	Cuyahoga Metro. Hsg. Au. Rev., Ser. 2021, (2045 Initiative Proj.), 2.00%, due 12/1/2031	384,988
250,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC Proj.), Ser. 2019-D, 5.00%, due 7/1/2049	277,048	(a)
125,000	So. Ohio Port Exempt Fac. Au. Rev. (PureCycle Proj.), Ser. 2020-A, 7.00%, due 12/1/2042	140,377	(a)
		2,286,175
Oklahoma 2.6%
935,000	Delaware Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Grove Pub. Sch. Proj.), Ser. 2015, 5.00%, due 9/1/2022	958,016	(e)
650,000	Lincoln Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Stroud Pub. Sch. Proj.), Ser. 2016, 5.00%, due 9/1/2027	748,736
535,000	Tulsa Co. Ind. Au. Ed. Facs. Lease Rev. (Glenpool Pub. Sch. Proj.), Ser. 2017-A, 5.00%, due 9/1/2023	568,782
		2,275,534

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Pennsylvania 5.8%
	Allegheny Co. Sanitary Au. Rev.
$290,000	Ser. 2018, 5.00%, due 6/1/2030	$351,494
565,000	Ser. 2018, 5.00%, due 6/1/2032	682,204
1,670,000	Butler Co. Gen. Au. Rev. (Iroquois Sch. Dist. Proj.), (LOC: PNC Bank N.A.), Ser. 2011, (AGM Insured), 0.06%, due 8/1/2031	1,670,000	(c)
	Pennsylvania St. Hsg. Fin. Agcy. Single Family Mtge. Rev.
1,000,000	Ser. 2018-127B, 2.85%, due 4/1/2026	1,038,691
750,000	Ser. 2019-131A, 1.75%, due 4/1/2025	755,058
500,000	Philadelphia Wtr. & Wastewater Rev. Ref., Ser. 2016, 5.00%, due 10/1/2023	534,108
		5,031,555
Puerto Rico 0.6%
	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Hosp. Auxilio Mutuo Oblig. Group Proj.)
100,000	Ser. 2021, 5.00%, due 7/1/2035	121,730
200,000	Ser. 2021, 4.00%, due 7/1/2036	222,175
200,000	Ser. 2021, 4.00%, due 7/1/2038	221,557
		565,462
South Carolina 4.0%
	Dillon Co. Sch. Fac. Corp. Cert. of Participation Ref.
355,000	Ser. 2020, 5.00%, due 12/1/2025	400,381
1,175,000	Ser. 2020, 5.00%, due 12/1/2026	1,355,200	(e)
445,000	Ser. 2020, 5.00%, due 12/1/2027	522,817
800,000	Newberry Investing in Children's Ed. Installment Purchase Rev. Ref. (Newberry Co. Sch. Dist.), Ser. 2014, 5.00%, due 12/1/2023	856,452
175,000	South Carolina St. Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	144,882	(a)
150,000	South Carolina St. Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Last Step Recycling LLC, Proj.), Ser. 2021-A, 6.50%, due 6/1/2051	150,607	(a)
		3,430,339
Tennessee 1.8%
	Tennessee Hsg. Dev. Agcy. Residential Fin. Prog. Rev.
500,000	Ser. 2019, 3.25%, due 7/1/2032	514,670
1,070,000	Ser. 2021-1, 1.80%, due 1/1/2031	1,035,253
		1,549,923
Texas 8.2%
410,000	El Paso Wtr. & Swr. Rev. Ref., Ser. 2014, 5.00%, due 3/1/2024	442,904
625,000	Hidalgo Co. Reg. Mobility Au. Rev. Toll & Vehicle Registration Jr. Lien Ref., Ser. 2022-B, 4.00%, due 12/1/2038	671,143	(b)
850,000	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/2024	900,960
500,000	New Caney Independent Sch. Dist., Ser. 2018, (PSF-GTD Insured), 1.25%, due 2/15/2050 Putable 8/15/2024	500,616
1,350,000	San Antonio Wtr. Sys. Jr. Lien Rev. Ref., Ser. 2019-C, 5.00%, due 5/15/2034	1,685,358
1,015,000	Weslaco G.O. Ref., Ser. 2017, (AGM Insured), 5.00%, due 8/15/2027	1,203,283
500,000	West Travis Co. Pub. Utils. Agcy. Rev. Ref., Ser. 2017, (BAM Insured), 5.00%, due 8/15/2026	575,558
1,000,000	Ysleta Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2017, (PSF-GTD Insured), 5.00%, due 8/15/2041	1,144,503
		7,124,325
Utah 1.1%
915,000	Grand Co. Sch. Dist. Local Bldg. Au. Rev., Ser. 2019, (AGM Insured), 5.00%, due 12/15/2022	949,582	(e)

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Virginia 1.8%
$1,510,000	Virginia St. Hsg. Dev. Au., Ser. 2019 E, 2.90%, due 12/1/2038	$1,553,840	(e)
Washington 0.6%
495,303	Washington St. Hsg. Fin. Commission, Ser. 2021-A-1, 3.50%, due 12/20/2035	523,511
West Virginia 3.3%
500,000	West Virginia Hosp. Fin. Au. Rev. (Impt. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/2052	583,225
700,000	West Virginia Hosp. Fin. Au. Rev. (West Virginia Univ. Hlth. Sys.), Ser. 2017-A, 5.00%, due 6/1/2035	805,435
275,000	West Virginia Hsg. Dev. Fund Rev. (Hsg. Fin.), Ser. 2018-A, (HUD Section 8 Insured), 2.65%, due 11/1/2024	283,367
990,000	West Virginia Wtr. Dev. Au. Rev. Ref. (Loan Prog.), Ser. 2018-A-IV, 5.00%, due 11/1/2036	1,171,929
		2,843,956
Wisconsin 0.5%
395,000	Oregon Sch. Dist. G.O. (Green Bond-Sch. Bldg. & Impt.), Ser. 2019, 5.00%, due 3/1/2022	396,498
	Total Investments 100.9% (Cost $86,496,877)	87,176,984
	Liabilities Less Other Assets (0.9)%	(778,187)
	Net Assets 100.0%	$86,398,797

(a)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2022, these securities amounted to $1,660,925, which represents 1.9% of net assets of the Fund.
(b)	When-issued security. Total value of all such securities at January 31, 2022 amounted to $4,245,365, which represents 4.9% of net assets of the Fund.
(c)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2022.
(d)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2022.
(e)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $4,816,638.

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$87,176,984	$—	$87,176,984
Total Investments	$—	$87,176,984	$—	$87,176,984

(a)	The Schedule of Investments provides information on the state/territory categorization.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) January 31, 2022

PRINCIPAL AMOUNT		VALUE

Municipal Notes 101.8%
Alabama 4.6%
$1,380,000	Black Belt Energy Gas Dist. (Alabama Gas Prepay Gas Supply Rev. Proj. Number 5), (LOC: Morgan Stanley), Ser. 2020-A-1, 4.00%, due 10/1/2049 Putable 10/1/2026	$1,518,696
4,635,000	Black Belt Energy Gas Dist. (Alabama Gas Prepay Gas Supply Rev. Proj. Number 7), (LOC: Goldman Sachs Group, Inc.), Ser. 2021-C-1, 4.00%, due 10/1/2052 Putable 12/1/2026	5,095,377
2,000,000	Black Belt Energy Gas Dist. Gas Supply Rev., Ser. 2017-A, (LOC: Royal Bank of Canada), 4.00%, due 8/1/2047 Putable 7/1/2022	2,020,528
1,500,000	Lower Alabama Gas Dist. Rev. (Gas Proj. 2), (LOC: Goldman Sachs Group, Inc.), Ser. 2020, 4.00%, due 12/1/2050 Putable 12/1/2025	1,625,345
100,000	Taylor-Ryan Imp. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 0.21%, due 11/1/2035	100,000	(a)
		10,359,946
Arizona 1.6%
500,000	Maricopa Co. Ind. Dev. Au. Rev. (Banner Hlth. Obligated Group), Ser. 2017-C, 5.00%, due 1/1/2048 Putable 10/18/2024	548,966
950,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. Ref. (Christian Care Retirement Apts., Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/2024	1,018,806
2,000,000	Maricopa Co. Poll. Ctrl. Corp. PCR. Ref. (Palo Verde Proj.), Ser. 2003-A, 1.05%, due 1/1/2038 Putable 6/1/2022	2,000,544
		3,568,316
Arkansas 0.6%
460,000	Arkansas Dev. Fin. Au. Hlth. Care Rev. (Baptist Hlth.), Ser. 2019, 4.00%, due 12/1/2044	514,336
890,000	Mountain Home AR Sales & Use Tax Rev., Ser. 2021-B, 2.00%, due 9/1/2038	824,579
		1,338,915
California 5.5%
	California HFA Muni. Cert.
1,645,029	Ser. 2019-2, Class A, 4.00%, due 3/20/2033	1,822,723
494,027	Ser. 2021-1, Class A, 3.50%, due 11/20/2035	536,910
1,865,000	California St. G.O., Ser. 2020, 4.00%, due 11/1/2034	2,171,844
230,000	California St. G.O. Ref., Ser. 2019, 5.00%, due 4/1/2032	299,420
100,000	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/2028 Pre-Refunded 10/1/2024	109,641
1,665,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/2032	1,958,106
	Fresno Joint Pwr. Fin. Au. Lease Rev. Ref. (Master Lease Proj.)
1,110,000	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2027	1,295,726
400,000	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2032	460,711
2,170,000	Los Angeles Co. Metro. Trans. Au. Rev. (Green Bond), Ser. 2020-A, 5.00%, due 6/1/2031	2,737,381
645,000	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010), Ser. 2012-B, 0.00%, due 8/1/2027	586,659
430,000	Santa Monica-Malibu Unified Sch. Dist. G.O., Ser. 2019-E, 3.00%, due 8/1/2034	456,228
		12,435,349
Colorado 1.1%
945,000	Colorado St. Ed. & Cultural Facs. Au. Rev. Ref. (Alexander Dawson Sch. Proj.), Ser. 2016, 5.00%, due 5/15/2025	1,049,895
750,000	Colorado St. Hlth. Facs. Au. Hosp. Rev. Ref. (Commonspirit Hlth.), Ser. 2019-A-2, 4.00%, due 8/1/2049	816,503

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$440,000	Denver Hlth. & Hosp. Au. Healthcare Rev. Ref., Ser. 2019-A, 4.00%, due 12/1/2037	$494,990
		2,361,388
Connecticut 2.8%
705,000	Connecticut HFA Hsg. Fin. Mtge. Prog. Rev. Ref., Subser. 2017-A-4, 3.65%, due 11/15/2032	716,966
2,050,000	Connecticut St. G.O., Ser. 2020-C, 4.00%, due 6/1/2037	2,346,214
400,000	Connecticut St. G.O. Ref., Ser. 2019-B, 5.00%, due 2/15/2029	489,173
2,000,000	Connecticut St. Hlth. & Ed. Facs. Au. Rev. Ref. (Stamford Hosp. Issue-Forward Delivery), Ser. 2022-M, 4.00%, due 7/1/2035	2,237,563	(b)
430,000	Meriden City G.O., Ser. 2020-B, 3.00%, due 7/1/2031	453,689
		6,243,605
Delaware 0.6%
	Delaware St. Hlth. Facs. Au. Rev. (Beebe Med. Ctr.)
610,000	Ser. 2018, 5.00%, due 6/1/2027	712,295
500,000	Ser. 2018, 5.00%, due 6/1/2028	594,644
		1,306,939
District of Columbia 0.7%
350,000	Dist. of Columbia Rev. (Assoc. of American Med. College), (Goldman Sachs Group, Inc.), Ser. 2011-A, 5.00%, due 10/1/2022	360,397
	Washington Convention & Sports Au. Rev.
765,000	Ser. 2021-A, 5.00%, due 10/1/2027	906,736
310,000	Ser. 2021-A, 5.00%, due 10/1/2028	374,400
		1,641,533
Florida 5.9%
700,000	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/2030	766,028
1,000,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/2026	1,090,311
825,000	Escambia Co. Florida Env. Imp. Rev. Ref. (Int’l Paper Co. Proj.), Ser. 2019-B, 2.00%, due 11/1/2033 Putable 10/1/2024	845,398
	Escambia Co. Hlth. Facs. Au. Ref. Rev. (Baptist Hlth. Care Corp. Obligated Group)
1,400,000	Ser. 2020-A, 5.00%, due 8/15/2031	1,700,158
1,000,000	Ser. 2020-A, 4.00%, due 8/15/2045	1,084,552
725,000	Hillsborough Co. Ind. Dev. Au. Hosp. Rev. (Florida Hlth. Sciences Ctr.), Ser. 2020-A, 3.50%, due 8/1/2055	756,827
340,000	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/2029 Pre-Refunded 10/1/2022	349,985
750,000	Miami Beach Hlth. Fac. Au. (Mount Sinai Med. Ctr. of Florida), Ser. 2021-B, 5.00%, due 11/15/2034	940,259
2,000,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/2032	2,135,484
1,550,000	Miami-Dade Co. Hsg. Fin. Au. Rev. (Platform II LLC), Ser. 2021, 0.25%, due 8/1/2024 Putable 8/1/2023	1,537,170
490,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.00%, due 5/1/2029	508,636
	Wildwood Utils. Dependent Dist. Rev. (Sr.-South Sumter Utils. Proj.)
350,000	Ser. 2021, (BAM Insured), 5.00%, due 10/1/2034	436,503
300,000	Ser. 2021, (BAM Insured), 5.00%, due 10/1/2035	373,365
250,000	Ser. 2021, (BAM Insured), 5.00%, due 10/1/2036	310,274
300,000	Ser. 2021, (BAM Insured), 5.00%, due 10/1/2037	371,582
		13,206,532
Georgia 2.9%
1,645,000	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/2022	1,681,643
2,500,000	Monroe Co. Dev. Au. PCR Rev. (Georgia Pwr. Co. Plant-Scherer Proj.), Ser. 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	2,454,266

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Muni. Elec. Au. of Georgia (Plant Vogtle Units 3&4 Proj. M Bonds)
$500,000	Ser. 2019-A, 5.00%, due 1/1/2032	$594,773
100,000	Ser. 2019-A, 5.00%, due 1/1/2033	119,094
	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.)
290,000	Ser. 2014, 5.00%, due 4/1/2022	292,199
540,000	Ser. 2014, 5.00%, due 4/1/2025 Pre-Refunded 4/1/2024	585,419
850,000	Savannah Econ. Dev. Au. Rev. Ref. (Int'l Paper Co. Proj.), Ser. 2019-A, 2.00%, due 11/1/2033 Putable 10/1/2024	871,016
		6,598,410
Guam 0.2%
500,000	Guam Gov't Bus. Privilege Tax Rev. Ref., Ser. 2021-F, 4.00%, due 1/1/2042	543,896
Illinois 12.4%
470,000	Bureau Co. Township High Sch. Dist. No. 502 G.O., Ser. 2017-A, (BAM Insured), 5.00%, due 12/1/2033 Pre-Refunded 12/1/2027	563,990
	Chicago Ref. G.O.
200,000	Ser. 2020-A, 5.00%, due 1/1/2026	223,446
1,210,000	Ser. 2021-A, 4.00%, due 1/1/2035	1,322,787
3,225,000	Coles Christian Clark Etc. Cos. Comm. College Dist. No. 517 G.O., Ser. 2020, 5.00%, due 12/1/2022	3,338,936
	Illinois Fin. Au. Rev.
835,000	Ser. 2018 (LOC: Gov't Prog.-Brookfield Lagrange Park Sch. Dist. No. 95 Proj.), 4.00%, due 12/1/2038	924,792
1,065,000	Ser. 2018, (BAM Insured) (LOC: Gov't Prog.-E Prairie Sch. Dist. No. 73 Proj.), 5.00%, due 12/1/2029	1,283,272
20,000	Ser. 2018, (BAM Insured) (LOC: Gov't Prog.-E Prairie Sch. Dist. No. 73 Proj.), 4.00%, due 12/1/2042	21,692
1,000,000	Illinois Fin. Au. Rev. (Downers Grove Comm. High Sch. Dist. No. 99 Proj.), Ser. 2020-A, 4.00%, due 12/15/2032	1,170,276
1,750,000	Illinois St., Ser. 2021-A, 5.00%, due 3/1/2046	2,063,913
	Illinois St. Fin. Au. Rev. (Downers Grove Comm. High Sch. Dist. No. 99 Proj.)
1,000,000	Ser. 2019, 4.00%, due 12/15/2030	1,161,132
1,000,000	Ser. 2019, 4.00%, due 12/15/2031	1,155,506
	Illinois St. G.O.
2,945,000	Ser. 2017-D, 5.00%, due 11/1/2027	3,407,070
2,000,000	Ser. 2017-D, 5.00%, due 11/1/2028	2,306,338
1,800,000	Ser. 2020, 5.75%, due 5/1/2045	2,201,701
1,000,000	Metro. Pier & Exposition Au. Rev. (McCormick Place Expansion Proj.), Ser. 2022-A, 4.00%, due 6/15/2052	1,066,384	(b)
	Peoria Co. Sch. Dist. No. 150 G.O. Ref.
395,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2026	439,073
1,005,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2027	1,127,586
955,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2028	1,067,691
500,000	Sales Tax Securitization Corp. Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/2028	588,376
530,000	Sales Tax Securitization Corp. Rev. Ref. Second Lien, Ser. 2020-A, 5.00%, due 1/1/2026	597,710
	Springfield G.O.
950,000	Ser. 2014, 4.25%, due 12/1/2027	1,026,677
665,000	Ser. 2014, 5.00%, due 12/1/2028	732,481
		27,790,829
Indiana 1.4%
375,000	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-B, 3.00%, due 11/1/2030	375,470

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

$500,000	Indiana St. Fin. Au. Rev. (Greencroft Oblig. Group), Ser. 2021-A, 4.00%, due 11/15/2043	$551,934
	Indiana St. Hsg. & CDA Single Family Mtge. Rev.
795,000	Ser. 2019-B, (GNMA/FNMA/FHLMC Insured), 2.40%, due 7/1/2034	801,706
295,000	Ser. 2020-B-1, (GNMA Insured), 1.60%, due 1/1/2031	279,516
550,000	Ser. 2020-B-1, (GNMA Insured), 1.75%, due 7/1/2032	519,784
505,000	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2016-C, 5.00%, due 1/1/2027	584,458
		3,112,868
Iowa 1.4%
1,050,000	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines Univ. Proj.), Ser. 2020, 5.00%, due 10/1/2027	1,221,635
1,205,000	Iowa St. Fin. Au. Single Family Mtge. Rev., Ser. 2021-B, (GNMA/FNMA/FHLMC Insured), 1.85%, due 7/1/2032	1,166,187
640,000	Iowa St. Fin. Au. Single Family Mtge. Rev. (Non Ace-Mtge.-Backed Sec. Prog.), Ser. 2017-C, (GNMA/FNMA/FHLMC Insured), 2.30%, due 1/1/2026	656,979
		3,044,801
Kansas 1.2%
	Wichita City Sales Tax. Spec. Oblig. Rev. (River Dist. Stadium Star Bond Proj.)
305,000	Ser. 2018, 5.00%, due 9/1/2025	342,376
1,000,000	Ser. 2018, 5.00%, due 9/1/2027	1,187,855
1,245,000	Wyandotte Co. - Kansas City Unified Gov't Utils. Sys. Rev. (Impt.), Ser. 2012-B, 5.00%, due 9/1/2032 Pre-Refunded 9/1/2022	1,277,197
		2,807,428
Kentucky 0.7%
1,470,000	Laurel Co. Judicial Ctr. Pub. Properties Corp. Ref. Rev. (Justice Center Proj.), Ser. 2015, 4.00%, due 3/1/2024	1,540,417
Louisiana 0.3%
750,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Subser. 2017-B-2, 2.38%, due 6/1/2037 Putable 7/1/2026	774,022
Maryland 0.9%
250,000	Baltimore Spec. Oblig. Ref. Rev. Sr. Lien (Harbor Point Proj.), Ser. 2019-A, 3.63%, due 6/1/2046	253,128	(c)
1,825,000	Maryland St. Hsg. & Comm. Dev. Administration Dept. Rev., Ser. 2020-D, 1.95%, due 9/1/2035	1,700,268
		1,953,396
Massachusetts 0.7%
1,200,000	Massachusetts Dev. Fin. Agcy. Rev. Ref., Ser. 2021-G, 5.00%, due 7/1/2050	1,473,365
Michigan 1.6%
1,000,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2029	1,082,006
730,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-B, 2.30%, due 6/1/2025	747,751
	Walled Lake Cons. Sch. Dist.
650,000	Ser. 2020, 5.00%, due 5/1/2032	820,297
675,000	Ser. 2020, 5.00%, due 5/1/2033	851,459
		3,501,513
Minnesota 0.4%
350,000	Minnesota St. G.O., Ser. 2015-A, 5.00%, due 8/1/2029	395,354
500,000	St. Paul Hsg. & Redev. Au. Hlth. Care Rev. Ref. (Fairview Hlth. Svcs. Obligated Group), Ser. 2017-A, 4.00%, due 11/15/2043	550,052
		945,406

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Mississippi 1.8%
$1,250,000	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/2027	$1,463,788
325,000	Mississippi St. G.O. Ref., Ser. 2015-C, 5.00%, due 10/1/2026	368,660
2,100,000	Warren Co. Gulf Opportunity Zone Rev. Ref. (Int'l Paper Co. Proj.), Ser. 2018, 2.90%, due 9/1/2032 Putable 9/1/2023	2,157,912
		3,990,360
Missouri 1.7%
1,000,000	Missouri St. Hlth. & Ed. Fac. Au. Rev. (St. Louis Univ.), Ser. 2008-B-1, (LOC: Barclays Bank PLC), 0.13%, due 10/1/2035	1,000,000	(a)
2,000,000	Missouri St. Hlth. & Ed. Facs. Au. Hlth. Fac. Rev. Ref. (SSM Hlth. Care Oblig.), Ser. 2018-C, 5.00%, due 6/1/2036 Putable 6/1/2023	2,069,297
	Missouri St. Hsg. Dev. Commission Single Family Mtge. Rev. (Non-AMT Spec. Homeownership Loan Prog.)
330,000	Ser. 2014-A, (GNMA/FNMA/FHLMC Insured), 3.80%, due 11/1/2034	337,474
385,000	Ser. 2014-A, (GNMA/FNMA/FHLMC Insured), 4.00%, due 11/1/2039	392,914
		3,799,685
Nevada 0.3%
500,000	Clark Co. Sch. Dist. G.O., Ser. 2020-A, (AGM Insured), 5.00%, due 6/15/2028	605,106
New Jersey 3.0%
1,130,000	New Jersey Hlth. Care Fac. Fin. Au. Rev. (Inspira Hlth. Obligated Group), Ser. 2017-A, 5.00%, due 7/1/2029	1,326,294
1,500,000	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.), Ser. 2017, 5.00%, due 10/1/2028	1,773,906
600,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 5.00%, due 6/15/2029	717,457
	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref.
1,000,000	Ser. 2018-A, 5.00%, due 12/15/2032	1,177,257
200,000	Ser. 2019-A, 5.00%, due 12/15/2028	239,759
350,000	New Jersey St. Turnpike. Au. Rev., Ser. 2021-A, 4.00%, due 1/1/2051	394,597
750,000	Newark G.O., Ser. 2020-A, (AGM Insured), 5.00%, due 10/1/2027	878,745
295,000	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/2023	307,636
		6,815,651
New York 14.7%
390,000	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/2026	426,536
410,000	Broome Co. Local Dev. Corp. Rev. (Good Shepherd Village at Endwell, Inc. Proj.), Ser. 2021, 4.00%, due 1/1/2047	443,179
	Dutchess Co. Local Dev. Corp. Rev. Ref. (Culinary Institute of America Proj.)
200,000	Ser. 2021, 5.00%, due 7/1/2033	241,444
150,000	Ser. 2021, 4.00%, due 7/1/2035	166,292
100,000	Ser. 2021, 4.00%, due 7/1/2036	110,736
150,000	Ser. 2021, 4.00%, due 7/1/2037	165,849
320,000	Ser. 2021, 4.00%, due 7/1/2039	352,810
100,000	Ser. 2021, 4.00%, due 7/1/2040	110,138
1,140,000	Hempstead Town Local Dev. Corp. Rev. Ref. (Molloy College Proj.), Ser. 2017, 5.00%, due 7/1/2029	1,309,675
520,000	Long Beach, G.O., Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/2023	544,309

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

	Long Island Pwr. Au. Elec. Sys. Gen. Rev.
$800,000	Ser. 2020-A, 5.00%, due 9/1/2033	$1,008,117
450,000	Ser. 2020-A, 5.00%, due 9/1/2034	565,996
	Metro. Trans. Au. Rev.
895,000	Ser. 2012-E, 4.00%, due 11/15/2038	914,607
3,000,000	Ser. 2020-A-1, 5.00%, due 2/1/2023	3,111,579
500,000	Metro. Trans. Au. Rev. (Green Bond), Ser. 2020-E, 4.00%, due 11/15/2045	538,477
1,000,000	Monroe Co. G.O. (Pub. Imp.), Ser. 2019-A, (BAM Insured), 4.00%, due 6/1/2028	1,105,219
500,000	New Paltz Central Sch. Dist. G.O., Ser. 2019, 4.00%, due 2/15/2029	559,175
900,000	New York City Hlth. & Hosp. Corp. Hlth. Sys. Rev., Ser. 2021-A, 5.00%, due 2/15/2028	1,080,306
2,475,000	New York City Hsg. Dev. Corp. Rev., Ser.2020-C, 2.15%, due 8/1/2035	2,338,756
1,000,000	New York City IDA Rev. (Yankee Stadium LLC), Ser. 2020, 4.00%, due 3/1/2045	1,098,412
	New York City Transitional Fin. Au. Rev. (Future Tax Secured)
100,000	Ser. 2015-C, 5.00%, due 11/1/2027	112,034
1,850,000	Subser. 2016-A-1, 4.00%, due 5/1/2031	2,043,147
	New York City Trust for Cultural Res. Rev. Ref. (Carnegie Hall)
310,000	Ser. 2019, 5.00%, due 12/1/2037	379,608
600,000	Ser. 2019, 5.00%, due 12/1/2038	732,978
300,000	Ser. 2019, 5.00%, due 12/1/2039	365,514
	New York G.O.
65,000	Ser. 2018 E-1, 5.00%, due 3/1/2031	78,085
1,000,000	Subser. 2018-F-1, 5.00%, due 4/1/2034	1,200,645
	New York Liberty Dev. Corp. Ref. Rev. Green Bonds (4 World Trade Ctr. Proj.)
150,000	Ser. 2021-A, 2.50%, due 11/15/2036	146,061
1,850,000	Ser. 2021-A, 2.75%, due 11/15/2041	1,811,557
800,000	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/2025	866,361
750,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2020, 4.00%, due 7/1/2046	837,046
1,605,000	New York St. Urban Dev. Corp. Rev., Ser. 2020-E, 5.00%, due 3/15/2029	1,966,129
500,000	Oneida Co. Local Dev. Corp. Rev. Ref. (Mohawk Valley Hlth. Sys. Proj.), Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2049	555,419
420,000	Onondaga Civic Dev. Corp. (Le Moyne Collage Proj.), Ser. 2021, 5.00%, due 7/1/2034	514,001
	Onondaga Civic Dev. Corp. Ref. (Le Moyne Collage Proj.)
300,000	Ser. 2022, 4.00%, due 7/1/2034	328,170	(b)
300,000	Ser. 2022, 4.00%, due 7/1/2036	326,813	(b)
450,000	Ser. 2022, 4.00%, due 7/1/2039	487,362	(b)
500,000	Ser. 2022, 4.00%, due 7/1/2042	538,980	(b)
500,000	Suffolk Tobacco Asset Securitization Corp. Ref. (Tobacco Settle Asset Backed Sub. Bonds), Ser. 2021-B-1, 4.00%, due 6/1/2050	541,902
2,500,000	Triborough Bridge & Tunnel Au. Rev., Ser. 2021-A-2, 2.00%, due 5/15/2045 Putable 5/15/2024	2,542,580
450,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2049	502,611
		33,068,615
North Carolina 1.4%
100,000	North Carolina Med. Care Commission Retirement Facs. First Mtge. Rev. (Sharon Towers), Ser. 2019-A, 5.00%, due 7/1/2049	109,263
750,000	North Carolina St. Med. Care Commission Retirement Facs. Rev., Ser. 2020-A, 4.00%, due 9/1/2035	815,586

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$2,000,000	North Carolina St. Turnpike Au., Ser. 2020, 5.00%, due 2/1/2024	$2,147,141
		3,071,990
Ohio 3.2%
1,000,000	Akron Bath Copley Jt. Twp. Hosp. Dist. (Summa Hlth. Sys. Oblig.), Ser. 2020, 4.00%, due 11/15/2036	1,124,634
3,980,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, 5.00%, due 6/1/2055	4,374,773
500,000	Ohio St. Air Quality Dev. Au. (Ohio Valley Elec. Corp. Proj.), Ser. 2009-B, 1.38%, due 2/1/2026 Putable 11/1/2024	493,050
1,000,000	Ohio St. Air Quality Dev. Au. Rev. (American Elec. Pwr. Co. Proj.), Ser. 2014-A, 2.40%, due 12/1/2038 Putable 10/1/2029	1,034,678
250,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	250,446
		7,277,581
Oklahoma 1.8%
2,000,000	Carter Co. Pub. Fac. Au. Ed. Fac. Lease Rev., Ser. 2018, 5.00%, due 9/1/2029	2,318,705
1,500,000	Weatherford Ind. Trust Ed. Fac. Lease Rev. (Weatherford Pub. Sch. Proj.), Ser. 2019, 5.00%, due 3/1/2033	1,806,450
		4,125,155
Pennsylvania 7.3%
2,675,000	Allegheny Co. Hosp. Dev. Au. Rev. Ref. (Univ. Pittsburgh Med. Ctr.), Ser. 2019-A, 5.00%, due 7/15/2029	3,275,474	(d)
	Lackawanna Co. Ind. Dev. Au. Rev. Ref. (Univ. of Scranton)
940,000	Ser. 2017, 5.00%, due 11/1/2028	1,108,142
500,000	Ser. 2017, 5.00%, due 11/1/2029	588,722
500,000	Ser. 2017, 5.00%, due 11/1/2030	588,670
	Luzerne Co. G.O. Ref
500,000	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2025	562,460
150,000	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2027	176,361
300,000	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2025	337,476
70,000	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2026	80,631
	Luzerne Co. Ind. Dev. Au. Lease Rev. Ref. Gtd.
450,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2025	506,214
525,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2026	596,076
250,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2027	282,937
1,025,000	Pennsylvania St. G.O., Ser. 2015, 5.00%, due 3/15/2029	1,139,019
350,000	Pennsylvania St. Turnpike Commission Rev., Ser. 2021-A, 4.00%, due 12/1/2050	390,911
2,065,000	Pennsylvania St. Turnpike Commission Rev. Ref., Ser. 2016, 5.00%, due 6/1/2027	2,344,651
	Pennsylvania St. Turnpike Commission Turnpike Rev.
400,000	Subser. 2019-A, 5.00%, due 12/1/2033	492,545
800,000	Subser. 2019-A, 4.00%, due 12/1/2049	880,875
1,690,000	Philadelphia City Wtr. & Wastewater Rev. Ref., Ser. 2020-A, 5.00%, due 11/1/2039	2,104,810
750,000	Southeastern Trans. Au. Rev. Ref., Ser. 2017, 5.00%, due 3/1/2028	894,883
		16,350,857
Puerto Rico 1.2%
	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Hosp. Auxilio Mutuo Oblig. Group Proj.)
800,000	Ser. 2021, 5.00%, due 7/1/2029	956,763
200,000	Ser. 2021, 4.00%, due 7/1/2040	220,800
1,391,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	1,546,133
		2,723,696

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Rhode Island 0.8%
$500,000	Providence Redev. Agcy. Ref. Rev., Ser. 2015-A, 5.00%, due 4/1/2022	$503,389
625,000	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/2022	633,250
735,000	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev. (Home Funding), Ser. 2012-5, (GNMA/FNMA/FHLMC Insured), 3.35%, due 10/1/2033	736,101
		1,872,740
South Carolina 1.8%
2,000,000	South Carolina St. Hsg. Fin. & Dev. Au. Mtge. Rev., Ser. 2021-A, 1.85%, due 7/1/2036	1,843,326
2,000,000	South Carolina St. Pub. Svc. Au. Oblig. Rev. Ref., Ser. 2014-C, 5.00%, due 12/1/2028	2,203,487
		4,046,813
Tennessee 2.7%
700,000	Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/2032	737,779
1,000,000	Metro. Gov't Nashville & Davidson Co. Hsg. & Ed. Fac. Board Rev. (Vanderbilt Univ. Med. Ctr.), Ser. 2021-A, 5.00%, due 7/1/2031	1,242,567
1,530,000	Tennessee Hsg. Dev. Agcy. Residential Fin. Prog. Rev., Ser. 2019-2, 3.00%, due 7/1/2039	1,554,010
	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.)
445,000	Ser. 2017-A, 4.00%, due 5/1/2048 Putable 5/1/2023	458,639
1,500,000	Ser. 2018, 4.00%, due 11/1/2049 Putable 11/1/2025	1,620,538
405,000	Tennessee St. G.O., Ser. 2019-A, 5.00%, due 9/1/2035	482,318
		6,095,851
Texas 6.3%
590,000	Central Texas Reg. Mobility Au. Sr. Lien Ref. Rev., Ser. 2020-A, 5.00%, due 1/1/2027	684,512
2,500,000	Collin Co. Comm. College Dist. G.O., Ser. 2020-A, 5.00%, due 8/15/2030	3,129,219
2,700,000	Dallas Co. G.O. (Cert. Oblig.), Ser. 2016, 5.00%, due 8/15/2023	2,870,190	(d)
750,000	Hidalgo Co. Reg. Mobility Au. Toll & Vehicle Registration Jr. Lien Ref., Ser. 2022-B, 4.00%, due 12/1/2041	799,489	(b)
250,000	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, (PSF-GTD Insured), 5.00%, due 2/15/2033	299,487
1,250,000	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/2027	1,322,823
125,000	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC), Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2023	129,121
1,290,000	Pampa Independent Sch. Dist. G.O. Ref., Ser. 2016, (PSF-GTD Insured), 5.00%, due 8/15/2032 Pre-Refunded 8/15/2025	1,458,974
700,000	Prosper Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2019, (PSF-GTD Insured), 5.00%, due 2/15/2030	858,753
1,420,000	Southwest Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, (PSF-GTD Insured), 5.00%, due 2/1/2026 Pre-Refunded 2/1/2022	1,420,000
1,000,000	Texas Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 5.00%, due 12/31/2030	1,219,116
		14,191,684
Utah 1.7%
	Midvale Redev. Agcy. Tax Increment & Sales Tax Rev.
660,000	Ser. 2018, 5.00%, due 5/1/2032	786,546
380,000	Ser. 2018, 5.00%, due 5/1/2034	452,441
500,000	Military Installation Dev. Au. Tax Allocation & Hotel Rev., Ser. 2021-A-1, 4.00%, due 6/1/2052	453,946

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Utah Infrastructure Agcy. Telecommunication Rev.
$200,000	Ser. 2019-A, 4.00%, due 10/15/2036	$221,853
500,000	Ser. 2021-A, 4.00%, due 10/15/2038	557,568
290,000	Utah St. G.O., Ser. 2020-B, 3.00%, due 7/1/2030	316,006
965,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/2028	1,007,544
		3,795,904
Virginia 1.5%
2,000,000	Henrico Co. Wtr. & Swr. Ref. Rev., Ser. 2016, 5.00%, due 5/1/2027 Pre-Refunded 5/1/2026	2,311,439
1,115,000	Virginia St. Hsg. Dev. Au., Ser. 2021-K, (GNMA/FNMA/FHLMC Insured), 1.05%, due 12/1/2027	1,080,721
		3,392,160
Washington 0.6%
	North Thurston Pub. Sch. G.O.
85,000	Ser. 2016, 4.00%, due 12/1/2028	93,943
150,000	Ser. 2016, 4.00%, due 12/1/2029	165,054
	Whitman Co. Sch. Dist. No. 267 Pullman G.O.
800,000	Ser. 2016, 4.00%, due 12/1/2029	882,759
225,000	Ser. 2016, 4.00%, due 12/1/2030	247,779
		1,389,535
West Virginia 0.4%
700,000	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group), Ser. 2018-A, 5.00%, due 1/1/2029	838,328
Wisconsin 2.1%
500,000	Pub. Fin. Au. Hosp. Rev. (Carson Valley Med. Ctr.), Ser. 2021-A, 4.00%, due 12/1/2051	554,265
500,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	530,271	(c)
565,000	Tender Option Bond Trust Receipts/Certificates, Ser. 2020, (LOC: Mizuho Cap. Markets LLC), 0.19%, due 6/15/2045	565,000	(a)(c)(d)
1,000,000	Wisconsin St. Hlth. & Ed. Facs. Au. Rev. Ref. (Ascension Health Credit Group), Ser. 2016-A, 4.00%, due 11/15/2039	1,099,505
	Wisconsin St. Hsg. & Econ. Dev. Au. Home Ownership Rev.
675,000	Ser. 2021-A, 1.25%, due 3/1/2028	648,106
720,000	Ser. 2021-A, 1.35%, due 9/1/2028	691,589
700,000	Ser. 2021-A, 1.45%, due 3/1/2029	673,088
		4,761,824
Total Investments 101.8% (Cost $226,211,672)		228,762,409
Liabilities Less Other Assets (1.8)%		(3,981,786)
Net Assets 100.0%		$224,780,623

(a)	Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2022.
(b)	When-issued security. Total value of all such securities at January 31, 2022 amounted to $5,784,761, which represents 2.6% of net assets of the Fund.
(c)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2022, these securities amounted to $1,348,399, which represents 0.6% of net assets of the Fund.
(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $6,710,664.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total

Investments:
Municipal Notes(a)	$—	$228,762,409	$—	$228,762,409
Total Investments	$—	$228,762,409	$—	$228,762,409

(a)	The Schedule of Investments provides information on the state/territory categorization.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) January 31, 2022

PRINCIPAL AMOUNT		VALUE

U.S. Treasury Obligations 9.0%
$4,000,000	U.S. Treasury Bills, 0.38%, due 12/29/2022	$3,973,367	(a)
	U.S. Treasury Notes
1,795,000	0.13%, due 4/30/2023	1,777,541
9,145,000	1.00%, due 12/15/2024	9,051,406

Total U.S. Treasury Obligations (Cost $14,930,626)		14,802,314

Mortgage-Backed Securities 28.7%
Collateralized Mortgage Obligations 12.1%
99,888	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	100,386	(b)(c)
737,700	Brass No. 10 PLC, Ser. 10A, Class A1, 0.67%, due 4/16/2069	729,256	(b)(c)
1,165,407	COLT Mortgage Loan Trust, Ser. 2021-5, Class A1, 1.73%, due 11/26/2066	1,152,202	(b)(c)
	Connecticut Avenue Securities Trust
81,429	Ser. 2019-R02, Class 1M2, (1M USD LIBOR + 2.30%), 2.41%, due 8/25/2031	81,765	(c)(d)
251,868	Ser. 2021-R01, Class 1M2, (SOFR30A + 1.55%), 1.60%, due 10/25/2041	252,341	(c)(d)
1,700,000	Ser. 2022-R01, Class 1M2, (SOFR30A + 1.90%), 1.95%, due 12/25/2041	1,703,047	(c)(d)
855,000	Ellington Financial Mortgage Trust, Ser. 2022-1, Class A1, 2.21%, due 2/25/2026	853,397	(b)(c)
	Fannie Mae Connecticut Avenue Securities
795,149	Ser. 2016-C01, Class 2M2, (1M USD LIBOR + 6.95%), 7.06%, due 8/25/2028	837,160	(d)
673,934	Ser. 2016-C02, Class 1M2, (1M USD LIBOR + 6.00%), 6.11%, due 9/25/2028	693,436	(d)
219,687	Ser. 2016-C03, Class 1M2, (1M USD LIBOR + 5.30%), 5.41%, due 10/25/2028	227,550	(d)
749,929	Ser. 2016-C04, Class 1M2, (1M USD LIBOR + 4.25%), 4.36%, due 1/25/2029	770,008	(d)
524,433	Ser. 2016-C06, Class 1M2, (1M USD LIBOR + 4.25%), 4.36%, due 4/25/2029	541,198	(d)
1,277,240	Ser. 2016-C07, Class 2M2, (1M USD LIBOR + 4.35%), 4.46%, due 5/25/2029	1,323,621	(d)
267,041	Ser. 2017-C01, Class 1M2, (1M USD LIBOR + 3.55%), 3.66%, due 7/25/2029	273,770	(d)
949,414	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 3.11%, due 10/25/2029	972,323	(d)
106,430	Ser. 2017-C04, Class 2M2, (1M USD LIBOR + 2.85%), 2.96%, due 11/25/2029	109,079	(d)
1,020,927	Ser. 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%), 2.31%, due 1/25/2030	1,034,352	(d)
719,327	Ser. 2017-C06, Class 2M2, (1M USD LIBOR + 2.80%), 2.91%, due 2/25/2030	734,567	(d)
732,345	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.36%, due 7/25/2030	741,527	(d)
944,667	Ser. 2018-C02, Class 2M2, (1M USD LIBOR + 2.20%), 2.31%, due 8/25/2030	953,210	(d)
712,854	Ser. 2018-C03, Class 1M2, (1M USD LIBOR + 2.15%), 2.26%, due 10/25/2030	721,455	(d)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Freddie Mac Structured Agency Credit Risk Debt Notes
$760,802	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.36%, due 7/25/2029	$777,271	(d)
502,424	Ser. 2017-DNA3, Class M2, (1M USD LIBOR + 2.50%), 2.61%, due 3/25/2030	509,974	(d)
874,489	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.46%, due 4/25/2030	888,179	(d)
71,341	Ser. 2018-HQA2, Class M1, (1M USD LIBOR + 0.75%), 0.86%, due 10/25/2048	71,341	(c)(d)
157,732	Ser. 2019-DNA2, Class M2, (1M USD LIBOR + 2.45%), 2.56%, due 3/25/2049	159,440	(c)(d)
129,898	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits, Ser. 2021-DNA1, Class M1, (SOFR30A + 0.65%), 0.70%, due 1/25/2051	129,858	(c)(d)
531,577	GCAT Trust, Ser. 2021-NQM5, Class A1, 1.26%, due 7/25/2066	519,545	(b)(c)
30,709	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 1.23%, due 6/19/2034	30,649	(d)
377,640	New Residential Mortgage Loan Trust, Ser. 2019-NQM5, Class A1, 2.71%, due 11/25/2059	377,125	(b)(c)
512,820	SGR Residential Mortgage Trust, Ser. 2021-2, Class A1, 1.74%, due 12/25/2061	504,334	(b)(c)
114,159	Starwood Mortgage Residential Trust, Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	114,612	(b)(c)
	Verus Securitization Trust
504,245	Ser. 2021-3, Class A3, 1.44%, due 6/25/2066	493,001	(b)(c)
516,723	Ser. 2021-6, Class A3, 1.89%, due 10/25/2066	508,549	(b)(c)
		19,889,528
Commercial Mortgage-Backed 16.4%
1,048,217	BANK, Ser. 2020-BN30, Class A1, 0.45%, due 12/15/2053	1,024,329
662,000	BB-UBS Trust, Ser. 2012-SHOW, Class A , 3.43%, due 11/5/2036	679,554	(c)
	BBCSM Mortgage Trust
574,177	Ser. 2020-C7, Class A1, 1.08%, due 4/15/2053	567,686
4,433,448	Ser. 2021-C11, Class XA, 1.39%, due 9/15/2054	441,122	(b)(e)
	Benchmark Mortgage Trust
157,000	Ser. 2019-B12, Class A2, 3.00%, due 8/15/2052	160,164
325,000	Ser. 2019-B12, Class AS, 3.42%, due 8/15/2052	341,500
7,461,460	Ser. 2021-B30, Class XA, 0.82%, due 11/15/2054	494,626	(b)(e)
244,000	Ser. 2021-B31, Class D, 2.25%, due 12/15/2054	202,482	(c)
104,000	Ser. 2021-B31, Class E, 2.25%, due 12/15/2054	78,268	(c)
300,000	Ser. 2019-B10, Class B, 4.18%, due 3/15/2062	322,313	(b)
940,000	BX Commercial Mortgage Trust, Ser. 2021-VOLT, Class D, (1M USD LIBOR + 1.65%), 1.76%, due 9/15/2036	930,579	(c)(d)
	BX Trust
484,000	Ser. 2021-SDMF, Class E, (1M USD LIBOR + 1.59%), 1.69%, due 9/15/2034	472,940	(c)(d)
400,000	Ser. 2019-OC11, Class A, 3.20%, due 12/9/2041	411,928	(c)
260,000	BXMT Ltd., Ser. 2020-FL2, Class A, (SOFR30A + 1.01%), 1.06%, due 2/15/2038	258,869	(c)(d)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	CAMB Commercial Mortgage Trust
$964,000	Ser. 2019-LIFE, Class D, (1M USD LIBOR + 1.75%), 1.86%, due 12/15/2037	$962,833	(c)(d)
595,000	Ser. 2019-LIFE, Class E, (1M USD LIBOR + 2.15%), 2.26%, due 12/15/2037	594,278	(c)(d)
140,000	Ser. 2019-LIFE, Class F, (1M USD LIBOR + 2.55%), 2.66%, due 12/15/2037	139,465	(c)(d)
	Citigroup Commercial Mortgage Trust
1,104,230	Ser. 2014-GC25, Class AAB, 3.37%, due 10/10/2047	1,130,090
840,864	Ser. 2015-GC27, Class AAB, 2.94%, due 2/10/2048	854,383
660,000	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	694,433
386,757	Ser. 2016-P4, Class AAB, 2.78%, due 7/10/2049	394,258
77,252	Ser. 2016-C2, Class A1, 1.50%, due 8/10/2049	77,231
	Commercial Mortgage Trust
67,069	Ser. 2012-CR3, Class ASB, 2.37%, due 10/15/2045	67,177
1,000,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	1,006,413
1,000,000	Ser. 2013-LC6, Class B, 3.74%, due 1/10/2046	1,014,191
1,000,000	Ser. 2014-UBS2, Class A5, 3.96%, due 3/10/2047	1,037,465
1,388,238	Ser. 2014-UBS3, Class XA, 1.06%, due 6/10/2047	27,689	(b)(e)
542,648	Ser. 2014-CR19, Class ASB, 3.50%, due 8/10/2047	555,893
5,022,121	Ser. 2014-UBS6, Class XA, 0.86%, due 12/10/2047	102,568	(b)(e)
475,000	Ser. 2016-COR1, Class AM, 3.49%, due 10/10/2049	496,122
501,806	Ser. 2015-PC1, Class ASB, 3.61%, due 7/10/2050	516,654
531,651	Ser. 2013-CR11, Class ASB, 3.66%, due 8/10/2050	541,473
	CSAIL Commercial Mortgage Trust
7,081,853	Ser. 2016-C5, Class XA, 0.93%, due 11/15/2048	203,427	(b)(e)
753,509	Ser. 2016-C5, Class ASB, 3.53%, due 11/15/2048	776,114
640,000	Eleven Madison Mortgage Trust, Ser. 2015-11MD, Class A, 3.55%, due 9/10/2035	667,329	(b)(c)
1,535,000	Freddie Mac Multiclass Certificates, Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	119,663	(b)(e)
	Freddie Mac Multifamily Structured Pass Through Certificates
5,733,143	Ser. KW03, Class X1, 0.84%, due 6/25/2027	188,595	(b)(e)
3,420,036	Ser. K095, Class X1, 0.95%, due 6/25/2029	209,495	(b)(e)
5,286,187	Ser. K096, Class X1, 1.13%, due 7/25/2029	389,480	(b)(e)
4,100,000	Ser. K098, Class XAM, 1.39%, due 8/25/2029	395,738	(b)(e)
	GS Mortgage Securities Trust
430,000	Ser. 2019-BOCA, Class A, (1M USD LIBOR + 1.20%), 1.31%, due 6/15/2038	429,479	(c)(d)
140,507	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	141,307	(c)
500,000	Ser. 2012-GCJ7, Class B, 4.74%, due 5/10/2045	502,585
62,089,359	Ser. 2013-GC13, Class XA, 0.06%, due 7/10/2046	50,888	(b)(e)
100,000	Ser. 2014-GC18, Class AS, 4.38%, due 1/10/2047	102,285
657,912	Ser. 2015-GC34, Class AAB, 3.28%, due 10/10/2048	674,619
15,407,649	Ser. 2015-GC30, Class XA, 0.74%, due 5/10/2050	327,081	(b)(e)
400,000	Hilton USA Trust, Ser. 2016-HHV, Class D, 4.19%, due 11/5/2038	411,918	(b)(c)
400,000	Hudson Yards Mortgage Trust, Ser. 2016-10HY, Class A, 2.84%, due 8/10/2038	408,457	(c)
	JP Morgan Chase Commercial Mortgage Securities Trust
250,000	Ser. 2012-HSBC, Class B, 3.72%, due 7/5/2032	251,353	(c)
250,000	Ser. 2012-HSBC, Class C, 4.02%, due 7/5/2032	251,428	(c)
356,000	Ser. 2022-OPO, Class D, 3.45%, due 1/5/2039	335,714	(b)(c)
1,000,000	NYO Commercial Mortgage Trust, Ser. 2021-1290, Class D, (1M USD LIBOR + 2.55%), 2.65%, due 11/15/2038	992,688	(c)(d)
135,000	ONE Park Mortgage Trust, Ser. 2021-PARK, Class E, (1M USD LIBOR + 1.75%), 1.86%, due 3/15/2036	133,647	(c)(d)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Wells Fargo Commercial Mortgage Trust
$1,000,000	Ser. 2012-LC5, Class C, 4.69%, due 10/15/2045	$1,012,575	(b)
18,927	Ser. 2017-C39, Class A1, 1.98%, due 9/15/2050	18,920
3,936,855	Ser. 2019-C52, Class XA, 1.59%, due 8/15/2052	361,087	(b)(e)
910,000	WFRBS Commercial Mortgage Trust, Ser. 2014-C25, Class A5, 3.63%, due 11/15/2047	947,664
		26,902,512
Fannie Mae 0.1%
112,529	Pass-Through Certificates, 4.50%, due 4/1/2039 – 5/1/2044	122,839
Freddie Mac 0.1%
86,454	Pass-Through Certificates, 4.50%, due 11/1/2039	94,892

Total Mortgage-Backed Securities (Cost $47,872,160)		47,009,771

Corporate Bonds 47.4%
Advertising 0.1%
130,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, due 6/15/2025	134,875	(c)
Aerospace & Defense 1.0%
1,150,000	Boeing Co., 2.20%, due 2/4/2026	1,130,374
320,000	Spirit AeroSystems, Inc., 7.50%, due 4/15/2025	331,901	(c)
150,000	TransDigm, Inc., 6.25%, due 3/15/2026	154,875	(c)
		1,617,150
Agriculture 0.3%
465,000	BAT Capital Corp., 2.26%, due 3/25/2028	441,510
Airlines 2.4%
1,000,000	American Airlines, Inc., 11.75%, due 7/15/2025	1,210,430	(c)
930,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 4/20/2026	952,087	(c)(f)
110,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	123,185	(c)
465,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	482,427	(c)
200,000	United Airlines, Inc., 4.38%, due 4/15/2026	198,520	(c)
	United Continental Holdings, Inc.
150,000	4.25%, due 10/1/2022	151,664
850,000	4.88%, due 1/15/2025	855,100	(g)
		3,973,413
Auto Manufacturers 1.5%
	General Motors Financial Co., Inc.
470,000	2.75%, due 6/20/2025	475,938
300,000	2.70%, due 8/20/2027	298,170
200,000	Jaguar Land Rover Automotive PLC, 7.75%, due 10/15/2025	209,876	(c)
	Volkswagen Group of America Finance LLC
490,000	0.88%, due 11/22/2023	482,711	(c)
935,000	3.35%, due 5/13/2025	969,598	(c)
		2,436,293
Auto Parts & Equipment 0.0%(h)
50,000	Meritor, Inc., 6.25%, due 6/1/2025	51,943	(c)
Banks 12.0%
450,000	Banco Santander SA, 2.75%, due 5/28/2025	456,306
2,200,000	Bank of America Corp., Ser. L, 3.95%, due 4/21/2025	2,313,679
1,175,000	Citigroup, Inc., 3.35%, due 4/24/2025	1,211,158	(i)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Goldman Sachs Group, Inc.
$1,465,000	(3M USD LIBOR + 1.60%), 1.78%, due 11/29/2023	$1,497,107	(d)
2,230,000	1.95%, due 10/21/2027	2,170,362	(i)
	JPMorgan Chase & Co.
1,100,000	2.30%, due 10/15/2025	1,106,585	(g)(i)
1,985,000	1.47%, due 9/22/2027	1,898,046	(i)
	Lloyds Banking Group PLC
1,685,000	2.86%, due 3/17/2023	1,688,406	(i)
935,000	1.33%, due 6/15/2023	935,078	(i)
	Morgan Stanley
1,560,000	0.79%, due 5/30/2025	1,519,317	(i)
2,265,000	1.59%, due 5/4/2027	2,186,874	(i)
	Wells Fargo & Co.
810,000	3.75%, due 1/24/2024	842,039
1,750,000	3.55%, due 9/29/2025	1,837,413
		19,662,370
Chemicals 0.1%
200,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	200,500	(c)
Commercial Services 0.1%
200,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, due 4/15/2024	206,200	(c)
Diversified Financial Services 1.4%
	AerCap Ireland Capital Designated Activity Co./AerCap Global Aviation Trust
700,000	4.50%, due 9/15/2023	727,037
460,000	6.50%, due 7/15/2025	515,438
895,000	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	839,779	(c)(j)
175,000	GTP Acquisition Partners I LLC, 3.48%, due 6/16/2025	179,787	(c)
		2,262,041
Electric 2.0%
370,000	American Electric Power Co., Inc., 2.03%, due 3/15/2024	370,370
495,000	Duke Energy Corp., 2.65%, due 9/1/2026	504,490
2,270,000	NextEra Energy Capital Holdings, Inc., (SOFR + 0.40%), 0.45%, due 11/3/2023	2,270,454	(d)
130,000	Talen Energy Supply LLC, 10.50%, due 1/15/2026	60,411	(c)
		3,205,725
Entertainment 0.5%
195,000	Cinemark USA, Inc., 8.75%, due 5/1/2025	204,506	(c)
200,000	Int'l Game Technology PLC, 4.13%, due 4/15/2026	200,500	(c)
205,000	Live Nation Entertainment, Inc., 4.88%, due 11/1/2024	206,435	(c)
80,000	Six Flags Entertainment Corp., 4.88%, due 7/31/2024	80,143	(c)
185,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	192,862	(c)
		884,446
Food 0.6%
1,030,000	JBS Finance Luxembourg S.a.r.l., 2.50%, due 1/15/2027	999,110	(c)
Food Service 0.3%
	Aramark Services, Inc.
200,000	5.00%, due 4/1/2025	202,640	(c)
280,000	6.38%, due 5/1/2025	290,150	(c)
		492,790
Gas 0.5%
430,000	Atmos Energy Corp., (3M USD LIBOR + 0.38%), 0.58%, due 3/9/2023	429,923	(d)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
$469,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 0.67%, due 3/2/2023	$469,180	(d)
		899,103
Healthcare-Products 0.6%
1,005,000	Baxter Int'l, Inc., 1.32%, due 11/29/2024	987,139	(c)
Housewares 0.1%
155,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	161,394	(c)
Insurance 0.7%
410,000	Jackson Financial, Inc., 1.13%, due 11/22/2023	405,162	(c)
785,000	Jackson National Life Global Funding, 1.75%, due 1/12/2025	778,227	(c)
		1,183,389
Leisure Time 0.6%
	Carnival Corp.
635,000	10.50%, due 2/1/2026	713,105	(c)
225,000	5.75%, due 3/1/2027	215,820	(c)
110,000	NCL Corp. Ltd., 12.25%, due 5/15/2024	128,117	(c)
		1,057,042
Lodging 0.1%
200,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, due 3/1/2025	201,058	(c)
Media 3.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital
1,650,000	4.91%, due 7/23/2025	1,780,461
465,000	2.25%, due 1/15/2029	437,864
800,000	Comcast Corp., 4.15%, due 10/15/2028	880,675
280,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	288,109	(c)(g)
1,000,000	DISH Network Corp., 3.38%, due 8/15/2026	930,790
450,000	Fox Corp., 3.05%, due 4/7/2025	462,618
150,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	155,402
270,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, due 9/15/2026	259,924	(c)
		5,195,843
Mining 0.2%
255,000	First Quantum Minerals Ltd., 7.50%, due 4/1/2025	260,350	(c)
Miscellaneous Manufacturer 1.1%
1,730,000	General Electric Capital Corp., (3M USD LIBOR + 1.00%), 1.20%, due 3/15/2023	1,738,193	(d)
Office - Business Equipment 1.2%
2,035,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	2,012,419
Oil & Gas 1.7%
220,000	Apache Corp., 4.63%, due 11/15/2025	229,513
1,090,000	BP Capital Markets America, Inc., (3M USD LIBOR + 0.65%), 0.86%, due 9/19/2022	1,092,533	(d)
170,000	Occidental Petroleum Corp., 5.50%, due 12/1/2025	180,397
75,000	PDC Energy, Inc., 5.75%, due 5/15/2026	76,358
950,000	Petroleos Mexicanos, (3M USD LIBOR + 3.65%), 3.85%, due 3/11/2022	951,187	(d)(g)
200,000	Range Resources Corp., 9.25%, due 2/1/2026	213,876
		2,743,864
Oil & Gas Services 0.1%
120,000	USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, due 4/1/2026	121,845

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Packaging & Containers 0.9%
$1,540,000	Sonoco Products Co., 1.80%, due 2/1/2025	$1,528,894
Pharmaceuticals 1.8%
1,000,000	AbbVie, Inc., 2.95%, due 11/21/2026	1,028,378
750,000	Takeda Pharmaceutical Co. Ltd., 4.40%, due 11/26/2023	784,605
1,065,000	Upjohn, Inc., 1.65%, due 6/22/2025	1,045,660
130,000	Valeant Pharmaceuticals Int’l, Inc., 5.50%, due 11/1/2025	131,019	(c)
		2,989,662
Pipelines 1.3%
290,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	303,050	(c)
115,000	EQM Midstream Partners L.P., 6.00%, due 7/1/2025	118,738	(c)
130,000	Genesis Energy L.P./Genesis Energy Finance Corp., 6.50%, due 10/1/2025	127,202
540,000	MPLX L.P., 4.88%, due 6/1/2025	579,989
	New Fortress Energy, Inc.
200,000	6.75%, due 9/15/2025	189,500	(c)
570,000	6.50%, due 9/30/2026	532,950	(c)
75,000	Rattler Midstream L.P., 5.63%, due 7/15/2025	77,250	(c)
120,000	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.50%, due 10/1/2025	126,210	(c)
		2,054,889
Real Estate 0.1%
185,000	Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, due 6/15/2025	196,248	(c)
Real Estate Investment Trusts 1.6%
	American Tower Corp.
515,000	1.60%, due 4/15/2026	498,524
735,000	1.45%, due 9/15/2026	706,449
545,000	Hospitality Properties Trust, 4.35%, due 10/1/2024	520,584
100,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, due 6/15/2025	104,500	(c)
510,000	Starwood Property Trust, Inc., 5.50%, due 11/1/2023	525,937	(c)
200,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	208,300	(c)
		2,564,294
Retail 0.5%
900,000	Lowe's Cos., Inc., 1.70%, due 9/15/2028	856,426
Semiconductors 2.4%
	Broadcom, Inc.
1,070,000	4.70%, due 4/15/2025	1,149,224
600,000	3.15%, due 11/15/2025	617,140
2,170,000	Marvell Technology, Inc., 1.65%, due 4/15/2026	2,100,015
		3,866,379
Software 2.3%
460,000	Infor, Inc., 1.45%, due 7/15/2023	458,292	(c)
2,550,000	Oracle Corp., 1.65%, due 3/25/2026	2,465,815
910,000	VMware, Inc., 1.00%, due 8/15/2024	887,922
		3,812,029

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE

Telecommunications 4.1%
	AT&T, Inc.
$400,000	(3M USD LIBOR + 0.89%), 1.05%, due 2/15/2023	$402,548	(d)
1,675,000	1.70%, due 3/25/2026	1,636,923
1,050,000	1.65%, due 2/1/2028	998,929
200,000	Iliad Holding SASU, 6.50%, due 10/15/2026	202,526	(c)
	T-Mobile USA, Inc.
1,150,000	3.50%, due 4/15/2025	1,193,371
1,010,000	3.75%, due 4/15/2027	1,061,591
	Verizon Communications, Inc.
815,000	1.45%, due 3/20/2026	795,436
450,000	2.63%, due 8/15/2026	457,765
		6,749,089

Total Corporate Bonds (Cost $78,943,481)		77,747,915

Asset-Backed Securities 14.1%
875,000	37 Capital CLO I Ltd., Ser. 2021-1A, Class A, (3M USD LIBOR + 1.20%), 1.40%, due 10/15/2034	875,000	(c)(d)
1,000,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	1,022,201	(c)
789,313	Aqua Finance Trust, Ser. 2021-A, Class A, 1.54%, due 7/17/2046	775,247	(c)
	Avis Budget Rental Car Funding AESOP LLC
640,000	Ser. 2020-1A, Class A, 2.33%, due 8/20/2026	646,924	(c)
500,000	Ser. 2020-2A, Class B, 2.96%, due 2/20/2027	511,502	(c)
70,478	Consumer Loan Underlying Bond Club Certificate Issuer Trust I, Ser. 2019-HP1, Class A, 2.59%, due 12/15/2026	70,651	(c)
1,140,000	Crown Castle Towers LLC, 3.66%, due 5/15/2025	1,172,539	(c)
1,000,000	Dryden 64 CLO Ltd., Ser. 2018-64A, Class D, (3M USD LIBOR + 2.65%), 2.89%, due 4/18/2031	979,948	(c)(d)
435,000	Fort Washington CLO Ltd., Ser. 2021-2A, Class A, (3M USD LIBOR + 1.22%), 1.34%, due 10/20/2034	435,727	(c)(d)
3,100,000	Gulf Stream Meridian 3 Ltd., Ser. 2021-IIIA, Class A1, (3M USD LIBOR + 1.32%), 1.56%, due 4/15/2034	3,104,650	(c)(d)
1,300,000	Hyundai Auto Lease Securitization Trust, Ser. 2021-C, Class A2, 0.24%, due 1/16/2024	1,293,733	(c)
746,148	JPMorgan Chase Bank NA , Ser. 2021-3, Class B, 0.76%, due 2/26/2029	738,270	(c)
	MVW LLC
183,609	Ser. 2021-1WA, Class B, 1.44%, due 1/22/2041	180,102	(c)
568,539	Ser. 2021-2A, Class A, 1.43%, due 5/20/2039	555,050	(c)
403,355	Ser. 2021-2A, Class B, 1.83%, due 5/20/2039	396,029	(c)
	Navient Private Ed. Refi Loan Trust
383,051	Ser. 2021-BA, Class A, 0.94%, due 7/15/2069	374,881	(c)
199,963	Ser. 2021-CA, Class A, 1.06%, due 10/15/2069	195,487	(c)
383,266	Ser. 2021-EA, Class A, 0.97%, due 12/16/2069	371,592	(c)
1,000,000	Octagon Investment Partners 43 Ltd., Ser. 2019-1A, Class D, (3M USD LIBOR + 3.90%), 4.16%, due 10/25/2032	1,000,985	(c)(d)
975,000	OneMain Financial Issuance Trust, Ser. 2020-1A, Class A, 3.84%, due 5/14/2032	993,414	(c)
960,000	PFS Financing Corp., Ser. 2021-A, Class A, 0.71%, due 4/15/2026	939,426	(c)
580,000	Prestige Auto Receivables Trust, Ser. 2021-1A, Class D, 2.08%, due 2/15/2028	569,728	(c)
410,000	SBA Tower Trust, Ser. 2014-2A, Class C, 3.87%, due 10/15/2049	420,261	(c)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT		VALUE
	Sierra Timeshare Receivables Funding LLC
$112,556	Ser. 2019-2A, Class A, 2.59%, due 5/20/2036	$112,926	(c)
133,933	Ser. 2020-2A, Class C, 3.51%, due 7/20/2037	134,917	(c)
	SoFi Professional Loan Program Trust
371,139	Ser. 2021-A, Class AFX, 1.03%, due 8/17/2043	361,508	(c)
490,000	Ser. 2018-C, Class BFX, 4.13%, due 1/25/2048	508,668	(c)
500,000	TICP CLO VII Ltd., Ser. 2017-7A, Class DR, (3M USD LIBOR + 3.20%), 3.44%, due 4/15/2033	500,236	(c)(d)
897,767	Vantage Data Centers Issuer LLC, Ser. 2019-1A, Class A2, 3.19%, due 7/15/2044	912,212	(c)
	Verizon Owner Trust
43,102	Ser. 2019-A, Class A1A, 2.93%, due 9/20/2023	43,361
950,000	Ser. 2020-C, Class A, 0.41%, due 4/21/2025	942,054
1,000,000	Voya CLO Ltd., Ser. 2016-2A, Class CR, (3M USD LIBOR + 4.00%), 4.25%, due 7/19/2028	999,987	(c)(d)
875,000	Whitebox CLO III Ltd., Ser. 2021-3A , Class A1, (3M USD LIBOR + 1.22%), 1.34%, due 10/15/2034	875,399	(c)(d)

Total Asset-Backed Securities (Cost $23,190,047)		23,014,615

Number of Shares

Short-Term Investments 1.5%
Investment Companies 1.5%
1,613,890	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(k)	1,613,890	(f)
903,853	State Street Navigator Securities Lending Government Money Market Portfolio, 0.04%(k)	903,853	(l)

Total Short-Term Investments (Cost $2,517,743)		2,517,743

Total Investments 100.7% (Cost $167,454,057)		165,092,358
Liabilities Less Other Assets (0.7)%		(1,151,382	)(m)
Net Assets 100.0%		$163,940,976

(a)	Rate shown was the discount rate at the date of purchase.
(b)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2022.
(c)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2022, these securities amounted to $55,272,291, which represents 33.7% of net assets of the Fund.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2022 and changes periodically.
(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(f)	All or a portion of this security is segregated in connection with obligations for futures with a total value of $2,565,977.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

(g)	The security or a portion of this security is on loan at January 31, 2022. Total value of all such securities at January 31, 2022 amounted to approximately $884,854 for the Fund.
(h)	Represents less than 0.05% of net assets of the Fund.
(i)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(j)	Payment-in-kind (PIK) security.
(k)	Represents 7-day effective yield as of January 31, 2022.
(l)	Represents investment of cash collateral received from securities lending.
(m)	Includes the impact of the Fund's open positions in derivatives at January 31, 2022.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$143,350,151	87.4%
Cayman Islands	9,870,580	6.0%
United Kingdom	4,004,126	2.4%
Germany	1,452,309	0.9%
Ireland	1,242,475	0.8%
Mexico	951,187	0.6%
Japan	784,605	0.5%
Spain	456,306	0.3%
Zambia	260,350	0.2%
France	202,526	0.1%
Short-Term Investments and Other Liabilities-Net	1,366,361	0.8%
	$163,940,976	100.0%

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2022, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2022	339	U.S. Treasury Note, 2 Year	$73,446,469	$(503,492)
Total Long Positions			$73,446,469	$(503,492)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2022	242	U.S. Treasury Note, 5 Year	$(28,847,156)	$319,008
3/2022	54	U.S. Treasury Note, 10 Year	(6,910,313)	67,094
3/2022	9	U.S. Treasury Note, Ultra 10 Year	(1,285,453)	(7,875)
Total Short Positions			$(37,042,922)	$378,227
Total Futures				$(125,265)

At January 31, 2022, the Fund had $500,410 deposited in a segregated account to cover margin requirements on open futures.

Total return swap contracts ("total return swaps")

At January 31, 2022, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	5,336,100	3/22/2022	(0.70)%	(0.75)%	SOFR	T/T	$(137,340)	$1,389	$(135,951)
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	3,642,100	3/22/2022	(0.70)%	(0.75)%	SOFR	T/1M	(109,650)	73	(109,577)
Total									$(246,990)	$1,462	$(245,528)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at January 31, 2022.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$14,802,314	$—	$14,802,314
Mortgage-Backed Securities(a)	—	47,009,771	—	47,009,771
Corporate Bonds(a)	—	77,747,915	—	77,747,915
Asset-Backed Securities	—	23,014,615	—	23,014,615
Short-Term Investments	—	2,517,743	—	2,517,743
Total Investments	$—	$165,092,358	$—	$165,092,358

(a)	The Schedule of Investments provides information on the industry or sector categorization as well as a Position by Country summary.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$386,102	$—	$—	$386,102
Liabilities	(511,367)	—	—	(511,367)
Swaps
Liabilities	—	(245,528)	—	(245,528)
Total	$(125,265)	$(245,528)	$—	$(370,793)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^ A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) January 31, 2022

PRINCIPAL AMOUNT(a)		VALUE

Loan Assignments(b) 6.9%
Aerospace & Defense 0.2%
$1,254,119	AI Convoy (Luxembourg) S.A.R.L, Term Loan B, (3M USD LIBOR + 3.50%, 6M USD LIBOR + 3.50%), 4.50%, due 1/18/2027	$1,255,686	(c)
1,024,094	MHI Holdings, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 5.11%, due 9/21/2026	1,024,412
2,138,837	Peraton Corp., Term Loan B, (1M USD LIBOR + 3.75%), 4.50%, due 2/1/2028	2,135,266
	TransDigm, Inc.
142,100	Term Loan E, (1M USD LIBOR + 2.25%), 2.36%, due 5/30/2025	140,596
1,287,496	Term Loan F, (1M USD LIBOR + 2.25%), 2.36%, due 12/9/2025	1,273,256
		5,829,216
Air Transport 0.2%
1,620,000	AAdvantage Loyalty IP Ltd., Term Loan, (3M USD LIBOR + 4.75%), 5.50%, due 4/20/2028	1,679,179
	American Airlines, Inc.
361,171	Term Loan, (1M USD LIBOR + 2.00%), 2.11%, due 12/15/2023	356,819
590,000	Term Loan B, (1M USD LIBOR + 1.75%), 1.86%, due 6/27/2025	570,577
895,000	SkyMiles IP Ltd., Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/20/2027	944,341
1,612,813	United Airlines, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 4.50%, due 4/21/2028	1,612,135
		5,163,051
Automotive 0.2%
915,734	Clarios Global LP, Term Loan B, (1M USD LIBOR + 3.25%), 3.36%, due 4/30/2026	910,468
807,395	Dealer Tire, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 4.36%, due 12/12/2025	807,734
2,143,800	First Brands Group, LLC, Term Loan, (3M USD LIBOR + 5.00%), 6.00%, due 3/30/2027	2,145,815
812,029	Tenneco, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.11%, due 10/1/2025	802,009
846,681	Wand NewCo 3, Inc., Term Loan, (3M USD LIBOR + 3.00%), 3.18%, due 2/5/2026	833,278
		5,499,304
Building & Development 0.1%
1,073,341	Cornerstone Building Brands, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 3.75%, due 4/12/2028	1,069,649
874,085	CPG International Inc., Term Loan, (3M USD LIBOR + 2.50%), 3.25%, due 5/5/2024	873,360
436,100	Forterra Finance, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 10/25/2023	435,528
1,071,438	White Cap Buyer LLC, Term Loan B, (3M USD LIBOR + 3.00%), 6.25%, due 10/19/2027	1,070,463
1,469,581	Wilsonart LLC, Term Loan E, (3M USD LIBOR + 3.50%), 4.50%, due 12/19/2026	1,465,672
		4,914,672
Business Equipment & Services 1.0%
1,660,838	Allied Universal Holdco LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 5/12/2028	1,655,573

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$2,184,525	APX Group, Inc., Term Loan B, (1M USD LIBOR + 3.50%, 3M USD LIBOR + 2.50%), 4.00% - 5.75%, due 7/10/2028	$2,179,064	(c)
1,272,233	Change Healthcare Holdings LLC, Term Loan B, (1M USD LIBOR + 2.50%), 3.50%, due 3/1/2024	1,270,643
2,858,359	ConvergeOne Holdings, Inc., Term Loan, (1M USD LIBOR + 5.00%), 5.11%, due 1/4/2026	2,790,473
2,754,280	Cyxtera DC Holdings, Inc., Term Loan B, (6M USD LIBOR + 3.00%), 4.00%, due 5/1/2024	2,739,021
2,679,200	Deerfield Dakota Holding, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 4.75%, due 4/9/2027	2,685,469
2,152,307	Dun & Bradstreet Corporation (The), Term Loan, (1M USD LIBOR + 3.25%), 3.36%, due 2/6/2026	2,142,708
1,072,751	Endure Digital Inc., Term Loan, (3M USD LIBOR + 3.50%), 4.25%, due 2/10/2028	1,061,799
3,341,675	Garda World Security Corporation, Term Loan B, (1M USD LIBOR + 4.25%), 4.36%, due 10/30/2026	3,346,554
1,064,250	Greeneden U.S. Holdings II, LLC, Term Loan B4, (1M USD LIBOR + 4.00%), 4.75%, due 12/1/2027	1,063,590
1,549,554	Learning Care Group, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 4.25%, due 3/13/2025	1,527,690
630,460	Loire Finco Luxembourg S.a.r.l., Term Loan, (1M USD LIBOR + 3.25%), 3.36%, due 4/21/2027	618,374
886,293	Packaging Coordinators Midco, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 11/30/2027	885,371
1,260,800	Presidio Holdings Inc., Term Loan B, (1M USD LIBOR + 3.50%, 3M USD LIBOR + 3.50%), 3.61% - 3.80%, due 1/22/2027	1,256,866	(c)
3,180,088	Prime Security Services Borrower, LLC, Term Loan, (1M USD LIBOR + 2.75%, 6M USD LIBOR + 2.75%, 1Y USD LIBOR + 2.75%), 3.50%, due 9/23/2026	3,169,053	(c)
1,136,019	Tempo Acquisition LLC, Term Loan, (1M USD LIBOR + 3.00%), 3.50%, due 11/2/2026	1,137,916
1,537,730	Vertiv Group Corporation, Term Loan B, (1M USD LIBOR + 2.75%), 2.85%, due 3/2/2027	1,529,180
489,215	West Corporation, Term Loan B1, (3M USD LIBOR + 3.50%), 4.50%, due 10/10/2024	453,747
917,314	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 2.86%, due 5/18/2025	899,986
		32,413,077
Cable & Satellite Television 0.2%
704,397	Altice Financing SA, Term Loan B, (3M USD LIBOR + 2.75%), 2.99%, due 7/15/2025	695,720
5,042,531	Altice France S.A., Term Loan B13, (2M USD LIBOR + 4.00%), 4.11%, due 8/14/2026	5,019,436	(d)(e)
1,110,000	Radiate Holdco, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 4.00%, due 9/25/2026	1,107,336
		6,822,492
Clothing - Textiles 0.1%
2,280,436	Varsity Brands, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 4.50%, due 12/15/2024	2,238,749
Containers & Glass Products 0.2%
1,002,425	Altium Packaging LLC, Term Loan B, (1M USD LIBOR + 2.75%), 3.25%, due 2/3/2028	991,930

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Berlin Packaging LLC
$302,716	Term Loan B, (3M USD LIBOR + 3.25%), 3.75%, due 3/11/2028	$301,015
862,837	First Lien Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.25%, due 3/11/2028	862,302	(c)
1,028,466	BWAY Holding Company, Term Loan B, (1M USD LIBOR + 3.25%), 3.35%, due 4/3/2024	1,018,017
1,968,935	Graham Packaging Company Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.75%, due 8/4/2027	1,961,551
1,042,518	TricorBraun Holdings, Inc., Term Loan, (1M USD LIBOR + 3.25%), 3.75%, due 3/3/2028	1,035,189
1,216,564	Trident TPI Holdings, Inc., Term Loan B1, (3M USD LIBOR + 3.25%), 4.25%, due 10/17/2024	1,214,532
		7,384,536
Cosmetics - Toiletries 0.1%
3,212,424	Sunshine Luxembourg VII SARL, Term Loan B3, (3M USD LIBOR + 3.75%), 4.50%, due 10/1/2026	3,208,024
Diversified Insurance 0.2%
1,128,600	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 10/1/2027	1,128,950
	Hub International Limited
2,259,463	Term Loan B, (2M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%), 2.94% - 3.02%, due 4/25/2025	2,232,870	(c)
2,152,280	Term Loan B, (3M USD LIBOR + 3.25%), 4.00%, due 4/25/2025	2,147,265
		5,509,085
Drugs 0.1%
1,127,614	Bausch Health Companies Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.11%, due 6/2/2025	1,118,221
	ICON Luxembourg S.A.R.L.
1,589,861	Term Loan, (3M USD LIBOR + 2.25%), 2.75%, due 7/3/2028	1,585,489
396,115	Term Loan, (3M USD LIBOR + 2.25%), 2.75%, due 7/3/2028	395,025
		3,098,735
Electronics - Electrical 1.1%
4,266,036	Applied Systems, Inc., First Lien Term Loan, (3M USD LIBOR + 2.00%, 3M USD LIBOR + 3.00%), 3.50% - 5.25%, due 9/19/2024	4,257,802	(c)
324,619	Barracuda Networks, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 2/12/2025	325,024
1,311,650	CommScope, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 3.36%, due 4/6/2026	1,287,607
1,994,750	Epicor Software Corporation, Term Loan, (1M USD LIBOR + 3.25%), 4.00%, due 7/30/2027	1,988,866
1,116,927	Finastra USA, Inc., First Lien Term Loan, (3M USD LIBOR + 3.50%), 4.50%, due 6/13/2024	1,112,638
883,171	Flexera Software LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.50%, due 3/3/2028	882,800
1,890,039	Hyland Software, Inc., First Lien Term Loan, (1M USD LIBOR + 3.50%), 4.25%, due 7/1/2024	1,889,094
1,611,900	Ingram Micro Inc., Term Loan B, (3M USD LIBOR + 3.50%), 4.00%, due 6/30/2028	1,608,547

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Ivanti Software, Inc.
$392,038	Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 12/1/2027	$388,956
1,248,725	Term Loan B, (3M USD LIBOR + 4.25%), 5.00%, due 12/1/2027	1,241,145
1,652,895	McAfee, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.86%, due 9/30/2024	1,651,011
1,121,956	Optiv Security, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 4.25%, due 2/1/2024	1,110,389
1,635,900	Polaris Newco LLC, Term Loan B, (3M USD LIBOR + 4.00%), 4.50%, due 6/2/2028	1,634,591
2,132,766	Project Alpha Intermediate Holding, Inc., Term Loan B, (3M USD LIBOR + 4.00%), 4.30%, due 4/26/2024	2,131,166
4,272,712	Rackspace Technology Global, Inc., Term Loan B, (3M USD LIBOR + 2.75%), 3.50%, due 2/15/2028	4,228,191
1,620,937	Redstone Holdco 2 LP, Term Loan, (3M USD LIBOR + 4.75%), 5.50%, due 4/27/2028	1,500,988
1,158,322	Sophia, L.P., Term Loan B, (3M USD LIBOR + 3.50%), 4.00%, due 10/7/2027	1,157,233
2,317,877	Tibco Software Inc., Term Loan B3, (1M USD LIBOR + 3.75%), 3.86%, due 6/30/2026	2,313,242
976,853	Uber Technologies, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 3.61%, due 2/25/2027	975,076
1,069,167	Ultimate Software Group Inc. (The), Term Loan, (3M USD LIBOR + 3.25%), 3.75%, due 5/4/2026	1,065,639
402,825	VS Buyer, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 3.11%, due 2/28/2027	400,561
1,149,457	ZoomInfo LLC, Term Loan B, (1M USD LIBOR + 3.00%), 3.11%, due 2/2/2026	1,147,779
		34,298,345
Financial Intermediaries 0.4%
1,757,209	AssuredPartners, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 3.61%, due 2/12/2027	1,744,311
	Asurion LLC
884,200	Term Loan B6, (1M USD LIBOR + 3.13%), 3.23%, due 11/3/2023	881,592
1,978,224	Term Loan B7, (1M USD LIBOR + 3.00%), 3.11%, due 11/3/2024	1,967,264
1,482,133	Term Loan B9, (1M USD LIBOR + 3.25%), 3.36%, due 7/31/2027	1,471,758
1,265,000	Second Lien Term Loan B4, (1M USD LIBOR + 5.25%), 5.36%, due 1/20/2029	1,265,797
697,950	Camelot U.S. Acquisition 1 Co., Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 10/30/2026	696,422
1,071,900	Citadel Securities LP, Term Loan B, (1M USD LIBOR + 2.50%), 2.61%, due 2/2/2028	1,061,374
1,208,437	Edelman Financial Center, LLC, Term Loan B, (1M USD LIBOR + 3.50%), 4.25%, due 4/7/2028	1,204,449
1,153,372	GT Polaris, Inc., Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 9/24/2027	1,151,642
	Sedgwick Claims Management Services, Inc.
1,608,418	Term Loan B, (1M USD LIBOR + 3.25%), 3.36%, due 12/31/2025	1,597,031
536,250	Term Loan B, (1M USD LIBOR + 3.75%), 3.86%, due 9/3/2026	535,043
		13,576,683

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

Health Care 1.1%
	Agiliti Health, Inc.
$682,715	Term Loan, (1M USD LIBOR + 2.75%), 2.88%, due 1/4/2026	$679,301	(f)
407,532	Term Loan, (3M USD LIBOR + 2.75%), 3.50%, due 1/4/2026	406,004	(f)
	Athenahealth, Inc.
3,182,353	Term Loan B1, (3M USD LIBOR + 4.25%), 4.40%, due 2/11/2026	3,179,966
1,919,638	Term Loan, (SOFR + 3.50%), due 1/26/2029	1,910,443	(d)(e)
1,772,350	Aveanna Healthcare, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 4.25%, due 7/17/2028	1,764,127
1,615,950	Bella Holding Company, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 4.50%, due 5/10/2028	1,613,639
1,379,626	Emerald TopCo Inc., Term Loan, (1M USD LIBOR + 3.50%, 3M USD LIBOR + 3.50%), 3.61% - 3.80%, due 7/24/2026	1,371,693	(c)
925,532	Ensemble RCM, LLC, Term Loan, (3M USD LIBOR + 3.75%), 4.05%, due 8/3/2026	925,337
2,240,242	Envision Healthcare Corporation, First Lien Term Loan, (1M USD LIBOR + 3.75%), 3.86%, due 10/10/2025	1,730,385
1,090,107	Heartland Dental, LLC, First Lien Term Loan, (1M USD LIBOR + 3.50%), 3.61%, due 4/30/2025	1,082,389
1,665,000	MedAssets Software Intermediate Holdings, Inc., Term Loan, (3M USD LIBOR + 4.00%), 4.50%, due 12/18/2028	1,660,838
1,110,000	Medline Borrower, LP, Term Loan B, (1M USD LIBOR + 3.25%), 3.75%, due 10/23/2028	1,104,972
1,717,162	MPH Acquisition Holdings LLC, Term Loan B, (3M USD LIBOR + 4.25%), 4.75%, due 8/17/2028	1,665,871	(d)(e)
913,725	Navicure, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.11%, due 10/22/2026	912,016
511,417	Ortho-Clinical Diagnostics SA, Term Loan B, (1M USD LIBOR + 3.00%), 3.10% - 3.10%, due 6/30/2025	510,992
1,640,000	Parexel International Corporation, First Lien Term Loan, (1M USD LIBOR + 3.50%), 4.00%, due 11/15/2028	1,639,229
725,013	Pearl Intermediate Parent LLC, Term Loan, (1M USD LIBOR + 3.25%), 3.36%, due 2/14/2025	720,032
1,500,143	PetVet Care Centers, LLC, Term Loan B3, (1M USD LIBOR + 3.50%), 4.25%, due 2/14/2025	1,498,268
1,107,702	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 3.86%, due 11/16/2025	1,104,147
1,681,707	Select Medical Corporation, Term Loan B, (1M USD LIBOR + 2.25%), 2.36%, due 3/6/2025	1,670,154	(f)
4,099,882	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 3.75%, due 2/6/2024	3,950,236	(d)(e)
3,298,674	Verscend Holding Corp., Term Loan B, (1M USD LIBOR + 4.00%), 4.11%, due 8/27/2025	3,295,375
		34,395,414
Industrial Equipment 0.1%
971,270	Brookfield WEC Holdings Inc., Term Loan, (1M USD LIBOR + 2.75%), 3.25%, due 8/1/2025	965,812
582,532	Crosby US Acquisition Corp., Term Loan B, (1M USD LIBOR + 4.75%), 4.86%, due 6/26/2026	582,170
996,871	Filtration Group Corporation, First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.11%, due 3/29/2025	992,465
1,110,402	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 4.00%), 4.22%, due 9/30/2026	1,107,626

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$972,654	Pro Mach Group, Inc., Term Loan B, (3M USD LIBOR + 4.00%), 5.00%, due 8/31/2028	$974,813
		4,622,886
Leisure Goods - Activities - Movies 0.2%
632,000	Banijay Entertainment S.A.S, Term Loan, (1M USD LIBOR + 3.75%), 3.85%, due 3/1/2025	628,575
1,521,825	Carnival Corporation, Term Loan B, (3M USD LIBOR + 3.00%), 3.75%, due 6/30/2025	1,504,978
777,921	Creative Artists Agency, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.86%, due 11/27/2026	775,245
855,000	Delta 2 (LUX) S.a.r.l., Term Loan, (1M USD LIBOR + 2.50%), 3.50%, due 2/1/2024	851,084
550,194	Emerald Expositions Holding, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 2.61%, due 5/22/2024	531,075
348,107	Life Time Fitness Inc., Term Loan B, (3M USD LIBOR + 4.75%), 5.75%, due 12/16/2024	350,592
1,607,850	Playtika Holding Corp., Term Loan, (1M USD LIBOR + 2.75%), 2.86%, due 3/13/2028	1,601,660
		6,243,209
Lodging & Casinos 0.1%
	Caesars Resort Collection, LLC
948,550	First Lien Term Loan B, (1M USD LIBOR + 2.75%), 2.86%, due 12/23/2024	942,916
1,160,313	Term Loan B1, (1M USD LIBOR + 3.50%), 3.61%, due 7/21/2025	1,158,862
815,646	Golden Entertainment, Inc., First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.11%, due 10/21/2024	813,354
679,216	Scientific Games International, Inc., Term Loan B5, (1M USD LIBOR + 2.75%), 2.84%, due 8/14/2024	676,968
		3,592,100
Nonferrous Metals - Minerals 0.1%
2,258,973	Covia Holdings Corporation, Term Loan, (3M USD LIBOR + 4.00%), 5.00%, due 7/31/2026	2,250,502	(d)(e)
1,715,000	U.S. Silica Company, Term Loan B, (1M USD LIBOR + 4.00%), 5.00%, due 5/1/2025	1,690,132
		3,940,634
Oil & Gas 0.4%
1,207,000	Ascent Resources - Utica, Second Lien Term Loan, (3M USD LIBOR + 9.00%), 10.00%, due 11/1/2025	1,297,525
1,173,461	BCP Renaissance Parent LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 10/31/2024	1,171,266
3,311,143	CQP Holdco LP, Term Loan B, (3M USD LIBOR + 3.75%), 4.25%, due 6/5/2028	3,305,150
2,225,000	Lucid Energy Group II Borrower, LLC, Term Loan, (3M USD LIBOR + 4.25%), 5.00%, due 11/24/2028	2,220,639
3,465,528	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 4.86%, due 3/11/2026	3,386,480
1,082,084	Traverse Midstream Partners LLC, Term Loan, (3M SOFR + 4.25%), 5.25%, due 9/27/2024	1,079,378
		12,460,438
Property & Casualty Insurance 0.1%
1,892,350	Alliant Holdings Intermediate, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 3.36%, due 5/9/2025	1,873,862

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

Radio & Television 0.0%(g)
$1,337,874	Univision Communications Inc., Term Loan C5, (1M USD LIBOR + 2.75%), 3.75%, due 3/15/2024	$1,335,960
Retailers (except food & drug) 0.2%
2,754,351	EG America LLC, Term Loan, (3M USD LIBOR + 4.00%), 4.22%, due 2/7/2025	2,744,656
517,418	EG Group Limited, Term Loan, (3M USD LIBOR + 4.25%), 4.75%, due 3/31/2026	517,548
3,669,161	Great Outdoors Group, LLC, Term Loan B1, (3M USD LIBOR + 3.75%), 4.50%, due 3/6/2028	3,665,345
1,071,900	Petco Health and Wellness Company, Inc., Term Loan B, (3M USD LIBOR + 3.25%), 4.00%, due 3/3/2028	1,070,313
		7,997,862
Steel 0.0%(g)
650,991	MRC Global (U.S.) Inc., First Lien Term Loan B, (1M USD LIBOR + 3.00%), 3.11%, due 9/20/2024	648,550
780,419	TMS International Corp., Term Loan B2, (1M USD LIBOR + 2.75%), 3.75%, due 8/14/2024	775,542	(f)
		1,424,092
Telecommunications 0.2%
1,506,940	CenturyLink, Inc., Term Loan B, (1M USD LIBOR + 2.25%), 2.36%, due 3/15/2027	1,481,141
1,099,813	Consolidated Communications, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 4.25%, due 10/2/2027	1,096,030
680,141	GTT Communications, Inc., Term Loan B, (3M USD LIBOR + 3.75%), 7.00%, due 5/31/2025	583,561
550,000	Intelsat Jackson Holdings S.A., Term Loan DIP, (3M USD LIBOR + 4.75%), 5.75%, due 10/13/2022	550,000
2,166,394	Iridium Satellite LLC, Term Loan B2, (1M USD LIBOR + 2.50%), 3.25%, due 11/4/2026	2,159,960
		5,870,692
Utilities 0.3%
1,083,032	Eastern Power, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/2/2025	799,938
822,895	Edgewater Generation, L.L.C., Term Loan, (1M USD LIBOR + 3.75%), 3.86%, due 12/13/2025	772,188
4,190,398	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.75%, due 11/9/2026	4,144,765	(c)
448,625	Kestrel Acquisition, LLC, Term Loan B, (3M USD LIBOR + 4.25%), 5.25%, due 6/2/2025	422,941
	Lightstone Holdco LLC
714,690	Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 1/30/2024	608,573
40,310	Term Loan C, (3M USD LIBOR + 3.75%), 4.75%, due 1/30/2024	34,324
	Lonestar II Generation Holdings LLC
926,348	Term Loan B, (1M USD LIBOR + 5.00%), 5.11%, due 4/20/2026	913,611
121,086	Term Loan C, (1M USD LIBOR + 5.00%), 5.11%, due 4/20/2026	119,421
732,807	Nautilus Power, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 5/16/2024	619,449

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$667,900	Talen Energy Supply, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.86%, due 7/8/2026	$601,264
		9,036,474

	Total Loan Assignments (Cost $223,307,867)	222,749,592

U.S. Treasury Obligations 21.8%
	U.S. Treasury Bills
99,900,000	0.05%, due 3/24/2022	99,889,032	(h)
508,900	0.07%, due 4/28/2022	508,672	(h)
17,200,000	0.09%, due 6/16/2022	17,178,554	(h)(i)
	U.S. Treasury Bonds
13,555,000	2.00%, due 2/15/2050	13,212,418
74,030,000	1.88%, due 2/15/2051	70,114,507
	U.S. Treasury Inflation-Indexed Bonds(j)
608,791	0.75%, due 2/15/2042	723,153
913,394	0.25%, due 2/15/2050	1,012,857
	U.S. Treasury Notes
289,856,853	0.13%, due 11/30/2022 – 7/15/2031	287,845,055	(k)
15,000,000	0.25%, due 4/15/2023	14,885,742
45,470,000	0.38%, due 10/31/2023	44,889,192
43,260,000	0.88%, due 6/30/2026	41,955,441
84,260,000	1.25%, due 3/31/2028 – 8/15/2031	81,206,413
32,325,000	1.63%, due 5/15/2031	31,936,090

	Total U.S. Treasury Obligations (Cost $714,796,255)	705,357,126

U.S. Government Agency Securities 0.1%
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037 (Cost $2,835,428)	2,928,611
Mortgage-Backed Securities 30.6%
Collateralized Mortgage Obligations 7.7%
	Connecticut Avenue Securities Trust
1,439,414	Ser. 2019-R04, Class 2M2, (1M USD LIBOR + 2.10%), 2.21%, due 6/25/2039	1,440,290	(b)(l)
763,017	Ser. 2019-R06, Class 2M2, (1M USD LIBOR + 2.10%), 2.21%, due 9/25/2039	763,709	(b)(l)
8,504,000	Ser. 2022-R01, Class 1M2, (SOFR30A + 1.90%), 1.95%, due 12/25/2041	8,519,243	(b)(l)
	Fannie Mae Connecticut Avenue Securities
16,904,289	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 3.11%, due 10/25/2029	17,312,196	(b)
912,727	Ser. 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%), 2.31%, due 1/25/2030	924,730	(b)
6,455,958	Ser. 2017-C06, Class 2M2, (1M USD LIBOR + 2.80%), 2.91%, due 2/25/2030	6,592,742	(b)
1,811,064	Ser. 2017-C07, Class 1M2, (1M USD LIBOR + 2.40%), 2.51%, due 5/25/2030	1,838,841	(b)
9,275,430	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.36%, due 7/25/2030	9,391,725	(b)
3,209,973	Ser. 2018-C02, Class 2M2, (1M USD LIBOR + 2.20%), 2.31%, due 8/25/2030	3,239,003	(b)
497,498	Ser. 2018-C04, Class 2M2, (1M USD LIBOR + 2.55%), 2.66%, due 12/25/2030	506,273	(b)
3,192,242	Ser. 2018-C05, Class 1M2, (1M USD LIBOR + 2.35%), 2.46%, due 1/25/2031	3,226,395	(b)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Fannie Mae Interest Strip
$8,205,640	Ser. 413, Class C26, 4.00%, due 10/25/2041	$1,319,988	(m)
10,197,291	Ser. 418, Class C24, 4.00%, due 8/25/2043	1,726,447	(m)
	Fannie Mae Real Estate Mortgage Investment Conduits
1,914,300	Ser. 2012-96, Class PS, (6.70% - 1M USD LIBOR), 6.59%, due 7/25/2041	97,550	(b)(m)
7,379,735	Ser. 2019-49, Class DS, (6.15% - 1M USD LIBOR), 6.04%, due 6/25/2043	1,416,124	(b)(m)
9,579,311	Ser. 2018-18, Class ST, (6.10% - 1M USD LIBOR), 5.99%, due 12/25/2044	1,668,925	(b)(m)
5,202,163	Ser. 2016-8, Class SB, (6.10% - 1M USD LIBOR), 5.99%, due 3/25/2046	943,984	(b)(m)
4,171,049	Ser. 2016-31, Class HS, (6.00% - 1M USD LIBOR), 5.89%, due 6/25/2046	691,733	(b)(m)
4,853,963	Ser. 2016-67, Class KS, (6.00% - 1M USD LIBOR), 5.89%, due 9/25/2046	872,861	(b)(m)
8,105,017	Ser. 2016-62, Class SA, (6.00% - 1M USD LIBOR), 5.89%, due 9/25/2046	1,566,116	(b)(m)
10,122,188	Ser. 2019-33, Class SN, (6.10% - 1M USD LIBOR), 5.99%, due 7/25/2049	1,740,971	(b)(m)
	Freddie Mac Real Estate Mortgage Investment Conduits
5,926,977	Ser. 4117, Class IO, 4.00%, due 10/15/2042	1,027,853	(m)
7,624,976	Ser. 4150, Class SP, (6.15% - 1M USD LIBOR), 6.04%, due 1/15/2043	1,438,960	(b)(m)
3,777,341	Ser. 4456, Class SA, (6.15% - 1M USD LIBOR), 6.04%, due 3/15/2045	651,439	(b)(m)
3,495,516	Ser. 4627, Class SA, (6.00% - 1M USD LIBOR), 5.89%, due 10/15/2046	594,538	(b)(m)
6,612,545	Ser. 4994, Class LI, 4.00%, due 12/25/2048	1,171,997	(m)
5,271,039	Ser. 4953, Class BI, 4.50%, due 2/25/2050	1,015,601	(m)
21,780,085	Ser. 5142, Class CI, 2.50%, due 9/25/2051	2,495,140	(m)
	Freddie Mac Structured Agency Credit Risk Debt Notes
19,776,647	Ser. 2017-DNA2, Class M2, (1M USD LIBOR + 3.45%), 3.56%, due 10/25/2029	20,370,746	(b)
7,871,939	Ser. 2017-DNA3, Class M2, (1M USD LIBOR + 2.50%), 2.61%, due 3/25/2030	7,990,237	(b)
4,833,530	Ser. 2018-DNA1, Class M2, (1M USD LIBOR + 1.80%), 1.91%, due 7/25/2030	4,863,554	(b)
12,340,379	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 2.41%, due 9/25/2030	12,514,193	(b)
5,000,000	Ser. 2019-HQA1, Class B1, (1M USD LIBOR + 4.40%), 4.51%, due 2/25/2049	5,137,620	(b)(l)
13,232,000	Ser. 2019-DNA2, Class B1, (1M USD LIBOR + 4.35%), 4.46%, due 3/25/2049	13,613,395	(b)(l)
13,680,000	Ser. 2019-HQA2, Class B1, (1M USD LIBOR + 4.10%), 4.21%, due 4/25/2049	13,916,709	(b)(l)
	Government National Mortgage Association
2,200,420	Ser. 2013-186, Class SA, (6.10% - 1M USD LIBOR), 5.99%, due 12/16/2043	374,116	(b)(m)
8,875,791	Ser. 2015-144, Class HS, (6.20% - 1M USD LIBOR), 6.10%, due 10/20/2045	1,587,424	(b)(m)
6,444,238	Ser. 2015-187, Class AI, 4.50%, due 12/20/2045	1,047,205	(m)
8,663,194	Ser. 2017-112, Class KS, (6.20% - 1M USD LIBOR), 6.10%, due 7/20/2047	1,552,411	(b)(m)
18,110,380	Ser. 2031-30, Class DI, 2.50%, due 2/20/2051	2,164,831	(m)
260,017	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, (1M USD LIBOR + 0.32%), 0.43%, due 10/25/2036	258,293	(b)
9,754,114	Onslow Bay Mortgage Loan Trust, Ser. 2021-NQM4, Class A1, 1.96%, due 10/25/2061	9,624,642	(l)(n)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
$13,931,434	SGR Residential Mortgage Trust, Ser. 2021-2, Class A1, 1.74%, due 12/25/2061	$13,700,903	(l)(n)
30,215,368	Starwood Mortgage Residential Trust, Ser. 2021-5, Class A1, 1.92%, due 9/25/2066	29,791,365	(l)(n)
	Verus Securitization Trust
30,372,978	Ser. 2021-6, Class A1, 1.63%, due 10/25/2066	29,979,894	(l)(n)
7,810,973	Ser. 2021-6, Class A3, 1.89%, due 10/25/2066	7,687,414	(l)(n)
		250,370,326
Commercial Mortgage-Backed 2.5%
90,048,927	BBCMS Mortgage Trust, Ser. 2021-C11, Class XA, 1.39%, due 9/15/2054	8,959,742	(m)(n)
	Benchmark Mortgage Trust
47,478,838	Ser. 2021-B30, Class XA, 0.82%, due 11/15/2054	3,147,410	(m)(n)
600,000	Ser. 2021-B31, Class E, 2.25%, due 12/15/2054	451,549	(l)
9,875,000	BX Commercial Mortgage Trust, Ser. 2021-VOLT, Class D, (1M USD LIBOR + 1.65%), 1.76%, due 9/15/2036	9,776,029	(b)(l)
9,825,000	BX Trust, Ser. 2021-SDMF, Class E, (1M USD LIBOR + 1.59%), 1.69%, due 9/15/2034	9,600,493	(b)(l)
	CAMB Commercial Mortgage Trust
1,620,000	Ser. 2019-LIFE, Class F, (1M USD LIBOR + 2.15%), 2.26%, due 12/15/2037	1,618,035	(b)(l)
3,730,000	Ser. 2019-LIFE, Class F, (1M USD LIBOR + 2.55%), 2.66%, due 12/15/2037	3,715,753	(b)(l)
	Citigroup Commercial Mortgage Trust
1,000,000	Ser. 2012-GC8, Class B, 4.29%, due 9/10/2045	1,007,647	(l)
48,535,110	Ser. 2014-GC25, Class XA, 0.96%, due 10/10/2047	1,035,302	(m)(n)
27,164,617	Ser. 2015-GC27, Class XA, 1.33%, due 2/10/2048	903,050	(m)(n)
	Commercial Mortgage Trust
155,979	Ser. 2012-CR3, Class XA, 1.83%, due 10/15/2045	819	(m)(n)
6,200,000	Ser. 2012 -CR4, Class AM, 3.25%, due 10/15/2045	6,239,760
30,033,229	Ser. 2014-CR16, Class XA, 0.96%, due 4/10/2047	546,746	(m)(n)
26,980,216	Ser. 2014-CR17, Class XA, 0.96%, due 5/10/2047	480,569	(m)(n)
39,340,423	Ser. 2014-UBS3, Class XA, 1.06%, due 6/10/2047	784,668	(m)(n)
42,812,621	Ser. 2014-UBS6, Class XA, 0.86%, due 12/10/2047	874,371	(m)(n)
33,284,506	CSAIL Commercial Mortgage Trust, Ser. 2015-C2, Class XA, 0.74%, due 6/15/2057	649,344	(m)(n)
	Freddie Mac Multiclass Certificates
61,820,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	5,984,504	(m)
27,400,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	2,874,671	(m)(n)
65,436,000	Ser. 2020-RR04, Class X, 2.13%, due 2/27/2029	8,035,626	(m)(n)
18,835,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	1,468,303	(m)(n)
	Freddie Mac Multifamily Structured Pass Through Certificates
70,984,000	Ser. K083, Class XAM, 0.05%, due 10/25/2028	432,754	(m)(n)
77,922,000	Ser. K085, Class XAM, 0.06%, due 10/25/2028	524,625	(m)(n)
	GS Mortgage Securities Trust
46,497	Ser. 2011-GC5, Class XA, 0.00%, due 8/10/2044	—	(l)(m)(n)
51,571,305	Ser. 2014-GC18, Class XA, 0.97%, due 1/10/2047	869,410	(m)(n)
43,313,464	Ser. 2015-GC30, Class XA, 0.74%, due 5/10/2050	919,480	(m)(n)
6,838,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser. 2022-OPD, Class D, 3.45%, due 1/5/2039	6,448,344	(l)(n)
2,000,000	NYO Commercial Mortgage Trust, Ser. 2021-1290, Class D, (1M USD LIBOR + 2.55%), 2.65%, due 11/15/2038	1,985,375	(b)(l)
500,000	ONE Park Mortgage Trust, Ser. 2021-PARK, Class E, (1M USD LIBOR + 1.75%), 1.86%, due 3/15/2036	494,989	(b)(l)
10,069	Pembroke Property Finance Designated Activiey Co., Ser. 1, Class A, (3M EURIBOR + 1.20%), 0.63%, due 6/1/2037	11,321	(b)(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
		WF-RBS Commercial Mortgage Trust
	$102,868,000	Ser. 2013-C14, Class XB, 0.12%, due 6/15/2046	$275,347	(m)(n)
	30,528,514	Ser. 2014-C21, Class XA, 1.01%, due 8/15/2047	621,689	(m)(n)
	50,949,606	Ser. 2014-C25, Class XA, 0.80%, due 11/15/2047	1,000,151	(m)(n)
	15,269,335	Ser. 2014-C22, Class XA, 0.79%, due 9/15/2057	252,039	(m)(n)
			81,989,915
Ginnie Mae 4.1%
		Pass-Through Certificates
	469	7.00%, due 8/15/2032	543
	72,500,000	2.50%, TBA, 30 Year Maturity	72,953,125	(p)
	57,755,000	3.00%, TBA, 30 Year Maturity	59,117,657	(p)
			132,071,325
Uniform Mortgage-Backed Securities 16.3%
		Pass-Through Certificates
	42,290,000	2.00%, TBA, 30 Year Maturity	41,226,142	(p)
	242,340,000	2.50%, TBA, 30 Year Maturity	241,923,478	(p)
	202,470,000	3.00%, TBA, 30 Year Maturity	206,835,760	(p)
	35,615,000	3.50%, TBA, 30 Year Maturity	37,106,378	(p)
			527,091,758

		Total Mortgage-Backed Securities (Cost $1,029,039,799)	991,523,324

Corporate Bonds 42.9%
ABS Automobile 0.0%(g)
		AA Bond Co. Ltd.
GBP	335,000	6.50%, due 1/31/2026	455,948	(l)
GBP	150,000	6.50%, due 1/31/2026	204,156	(o)
			660,104
ABS Miscellaneous 0.0%(g)
GBP	745,000	CPUK Finance Ltd., 6.50%, due 8/28/2026	1,038,056	(o)
Advertising 0.1%
	$1,625,000	Cars.com, Inc., 6.38%, due 11/1/2028	1,690,000	(l)
	357,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, due 8/15/2027	354,212	(l)
EUR	440,000	Summer BC Holdco B S.a.r.l., 5.75%, due 10/31/2026	506,113	(o)
			2,550,325
Aerospace & Defense 0.6%
	$7,765,000	Boeing Co., 5.81%, due 5/1/2050	9,763,059	(k)
	150,000	Embraer Overseas Ltd., 5.70%, due 9/16/2023	156,375	(o)
GBP	2,650,000	Rolls-Royce PLC, 5.75%, due 10/15/2027	3,929,223	(o)
		TransDigm, Inc.
	$2,920,000	7.50%, due 3/15/2027	3,030,055	(k)
	3,555,000	5.50%, due 11/15/2027	3,572,775	(k)
			20,451,487
Agriculture 0.2%
		BAT Capital Corp.
	545,000	(3M USD LIBOR + 0.88%), 1.04%, due 8/15/2022	545,939	(b)
	5,055,000	3.73%, due 9/25/2040	4,548,976	(k)
	1,285,000	MHP SA, 7.75%, due 5/10/2024	1,161,794	(l)
			6,256,709

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Air Transportation 0.2%
	$3,515,000	American Airlines, Inc., 11.75%, due 7/15/2025	$4,254,661	(k)(l)
	2,645,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	2,707,819	(k)(l)
			6,962,480
Airlines 0.1%
	2,808,977	United Airlines Pass Through Trust, Ser. 2020-1, Class A, 5.88%, due 10/15/2027	3,021,436	(k)
Apparel 0.0%(g)
EUR	455,000	BK LC Lux Finco1 S.a.r.l., 5.25%, due 4/30/2029	511,529	(o)
EUR	200,000	PVH Corp., 3.13%, due 12/15/2027	246,904	(o)
			758,433
Auto Loans 0.1%
	$1,510,000	Ford Motor Credit Co. LLC, 5.11%, due 5/3/2029	1,616,153
Auto Manufacturers 0.4%
	1,065,000	Daimler Finance N.A. LLC, (3M USD LIBOR + 0.90%), 1.06%, due 2/15/2022	1,065,319	(b)(l)
	6,585,000	General Motors Co., 5.15%, due 4/1/2038	7,481,890
CAD	500,000	General Motors Financial of Canada Ltd., 1.75%, due 4/15/2026	376,631
EUR	2,990,000	Jaguar Land Rover Automotive PLC, 4.50%, due 7/15/2028	3,321,159	(o)(q)
EUR	200,000	Stellantis NV, 1.25%, due 6/20/2033	209,767	(o)
	$1,135,000	Toyota Motor Credit Corp., (3M USD LIBOR + 0.15%), 0.31%, due 2/14/2022	1,135,023	(b)
EUR	300,000	Volkswagen Int'l Finance NV, 3.88%, due 6/17/2029	350,517	(o)(r)(s)
			13,940,306
Auto Parts & Equipment 0.4%
	$180,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	184,050	(l)
		Faurecia SE
EUR	600,000	2.38%, due 6/15/2027	658,947	(o)
EUR	285,000	3.75%, due 6/15/2028	326,568	(o)
	$3,255,000	Goodyear Tire & Rubber Co., 5.00%, due 7/15/2029	3,256,628	(k)(l)
EUR	2,820,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.38%, due 5/15/2026	3,208,935	(k)(o)
EUR	800,000	Schaeffler AG, 3.38%, due 10/12/2028	974,860	(o)
EUR	1,300,000	ZF Europe Finance BV, 3.00%, due 10/23/2029	1,445,080	(o)
EUR	900,000	ZF Finance GmbH, 3.75%, due 9/21/2028	1,051,754	(o)
			11,106,822
Automakers 0.3%
		Ford Motor Co.
	$1,415,000	9.63%, due 4/22/2030	1,988,075
	1,755,000	3.25%, due 2/12/2032	1,669,602
	1,045,000	4.75%, due 1/15/2043	1,068,032	(k)
	4,390,000	5.29%, due 12/8/2046	4,818,025	(k)
EUR	590,000	Jaguar Land Rover Automotive PLC, 4.50%, due 1/15/2026	672,470	(o)
EUR	300,000	Renault SA, 2.00%, due 9/28/2026	329,819	(o)
			10,546,023
Banks 6.3%
	$5,000,000	ABN AMRO Bank NV, 3.32%, due 3/13/2037	4,788,734	(l)(r)
EUR	300,000	AMCO - Asset Management Co. SpA, 0.75%, due 4/20/2028	325,153	(o)
	$1,600,000	Banco Bilbao Vizcaya Argentaria SA, Ser. 9, 6.50%, due 3/5/2025	1,662,000	(q)(r)(s)
		Banco Bradesco SA
	200,000	3.20%, due 1/27/2025	201,180	(l)
	256,000	4.38%, due 3/18/2027	262,170	(l)
	200,000	Banco Davivienda SA, 5.88%, due 7/9/2022	202,880	(o)
	200,000	Banco de Bogota SA, 6.25%, due 5/12/2026	212,300	(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
	$90,000	Banco de Credito del Peru, 2.70%, due 1/11/2025	$90,996	(l)
	1,900,000	Banco do Brasil SA, 6.25%, due 4/15/2024	1,881,000	(o)(r)(s)
	200,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, due 6/6/2024	206,100	(o)
	150,000	Banco Internacional del Peru SAA Interbank, 3.38%, due 1/18/2023	151,689	(o)
	150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, due 4/17/2025	161,813	(l)
		Banco Santander SA
	2,600,000	7.50%, due 2/8/2024	2,762,084	(k)(o)(r)(s)
EUR	200,000	3.63%, due 3/21/2029	202,395	(o)(r)(s)
	$211,000	Banco Votorantim SA, 4.50%, due 9/24/2024	219,545	(l)
	200,000	Bancolombia SA, 3.00%, due 1/29/2025	196,640
		Bank of America Corp.
	1,580,000	(3M USD LIBOR + 1.00%), 1.26%, due 4/24/2023	1,582,640	(b)
	156,000	Ser. JJ, 5.13%, due 6/20/2024	161,070	(r)(s)
	1,528,000	Ser. X, 6.25%, due 9/5/2024	1,619,680	(r)(s)
	993,000	Ser. MM, 4.30%, due 1/28/2025	978,105	(r)(s)
	3,265,000	Ser. R, 4.38%, due 1/27/2027	3,224,514	(r)(s)
	1,090,000	Ser. FF, 5.88%, due 3/15/2028	1,152,675	(r)(s)
	10,265,000	2.48%, due 9/21/2036	9,526,915	(r)
	5,000,000	Bank of New York Mellon Corp, Ser. I, 3.75%, due 12/20/2026	4,850,000	(r)(s)
EUR	200,000	Banque Federative du Credit Mutuel SA, Ser. 99, (EUAMDB10 + 0.10%, , Cap 8.00%, Floor 0.00%), 0.12%, due 2/25/2023	211,119	(b)(s)
EUR	140,000	Barclays Bank PLC, (3M EURIBOR + 0.71%), 0.11%, due 3/15/2022	150,992	(b)(o)(s)
		Barclays PLC
	$6,960,000	4.38%, due 3/15/2028	6,570,936	(k)(r)(s)
EUR	200,000	0.58%, due 8/9/2029	214,449	(o)(r)
	$200,000	BBK BSC, 5.50%, due 7/9/2024	207,544	(o)
	200,000	BBVA Bancomer SA, 6.75%, due 9/30/2022	206,502	(o)
		BNP Paribas SA
	4,840,000	4.63%, due 1/12/2027	4,757,720	(k)(l)(r)(s)
	1,285,000	4.50%, due 2/25/2030	1,218,180	(l)(q)(r)(s)
	1,965,000	4.63%, due 2/25/2031	1,886,361	(l)(r)(s)
		Citigroup, Inc.
	1,595,000	(3M USD LIBOR + 1.10%), 1.26%, due 5/17/2024	1,612,537	(b)
	1,320,000	Ser. U, 5.00%, due 9/12/2024	1,334,705	(r)(s)
	865,000	Ser. V, 4.70%, due 1/30/2025	866,124	(r)(s)
	480,000	Ser. W, 4.00%, due 12/10/2025	474,000	(r)(s)
	3,140,000	Ser. Y, 4.15%, due 11/15/2026	3,063,761	(k)(r)(s)
		Citizens Financial Group, Inc.
	2,400,000	Ser. B, 6.00%, due 7/6/2023	2,430,000	(r)(s)
	1,203,000	Ser. C, 6.38%, due 4/6/2024	1,233,075	(r)(s)
	1,400,000	Commerzbank AG, 7.00%, due 4/9/2025	1,466,500	(o)(r)(s)
	206,000	Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, due 1/29/2025	188,984	(l)
		Credit Suisse AG
	1,040,000	(SOFR + 0.45%), 0.50%, due 2/4/2022	1,040,018	(b)
EUR	200,000	0.25%, due 9/1/2028	213,465	(o)
		Credit Suisse Group AG
	$1,003,000	6.38%, due 8/21/2026	1,046,881	(l)(r)(s)
	3,180,000	5.25%, due 2/11/2027	3,171,096	(k)(l)(r)(s)
	870,000	5.10%, due 1/24/2030	842,812	(l)(q)(r)(s)
	6,875,000	3.09%, due 5/14/2032	6,677,011	(k)(l)(r)
	200,000	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	209,450	(o)
EUR	200,000	Dexia Credit Local SA, 0.63%, due 1/17/2026	228,583	(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
		DIB Sukuk Ltd.
	$200,000	3.63%, due 2/6/2023	$204,035	(o)
	200,000	2.95%, due 1/16/2026	203,106	(o)
	200,000	Emirates Development Bank PJSC, 3.52%, due 3/6/2024	207,048	(o)
	2,035,000	Emirates NBD Bank PJSC, 6.13%, due 3/20/2025	2,121,487	(k)(o)(r)(s)
	1,793,000	Fifth Third Bancorp, Ser. H, 5.10%, due 6/30/2023	1,790,759	(r)(s)
	200,000	Finansbank AS, 4.88%, due 5/19/2022	201,111	(o)
		Goldman Sachs Group, Inc.
	1,570,000	(3M USD LIBOR + 1.60%), 1.78%, due 11/29/2023	1,604,408	(b)
	509,000	Ser. Q, 5.50%, due 8/10/2024	533,865	(r)(s)
	736,000	Ser. R, 4.95%, due 2/10/2025	757,123	(r)(s)
	1,415,000	Ser. U, 3.65%, due 8/10/2026	1,346,019	(r)(s)
	2,635,000	Ser. V, 4.13%, due 11/10/2026	2,572,419	(r)(s)
		Grupo Aval Ltd.
	200,000	4.75%, due 9/26/2022	202,100	(o)
	1,480,000	4.38%, due 2/4/2030	1,399,964	(l)
	289,000	Gulf Int'l Bank BSC, 3.50%, due 3/25/2022	289,088	(o)
		HSBC Holdings PLC
	1,510,000	4.00%, due 3/9/2026	1,477,912	(q)(r)(s)
	10,535,000	6.00%, due 5/22/2027	11,121,062	(k)(r)(s)
	1,170,000	4.70%, due 3/9/2031	1,129,050	(q)(r)(s)
		Huntington Bancshares, Inc.
	1,643,000	Ser. E, 5.70%, due 4/15/2023	1,651,215	(k)(r)(s)
	480,000	Ser. F, 5.63%, due 7/15/2030	538,906	(r)(s)
		ING Groep NV
	803,000	6.50%, due 4/16/2025	859,210	(r)(s)
	2,895,000	5.75%, due 11/16/2026	3,043,369	(k)(r)(s)
	4,892,000	3.88%, due 5/16/2027	4,476,180	(k)(r)(s)
EUR	221,000	Islandsbanki HF, 1.13%, due 1/19/2024	250,108	(o)(r)
	$200,000	Itau Unibanco Holding SA, 2.90%, due 1/24/2023	202,100	(l)
		JPMorgan Chase & Co.
	861,000	Ser. CC, 4.63%, due 11/1/2022	839,819	(r)(s)
	1,610,000	(3M USD LIBOR + 0.90%), 1.16%, due 4/25/2023	1,616,635	(b)
	1,426,000	Ser. FF, 5.00%, due 8/1/2024	1,450,955	(r)(s)
	792,000	Ser. HH, 4.60%, due 2/1/2025	788,040	(r)(s)
	1,390,000	Ser. KK, 3.65%, due 6/1/2026	1,336,304	(r)(s)
EUR	124,000	KFW, 0.00%, due 9/15/2031	135,451	(o)
	$291,000	Korea Development Bank, (3M USD LIBOR + 0.48%), 0.69%, due 10/1/2022	291,579	(b)
EUR	223,000	Landsbankinn HF, 0.50%, due 5/20/2024	250,011	(o)
		Lloyds Banking Group PLC
	$255,000	2.91%, due 11/7/2023	257,886	(r)
	1,345,000	7.50%, due 6/27/2024	1,459,567	(r)(s)
	2,070,000	7.50%, due 9/27/2025	2,296,303	(r)(s)
		M&T Bank Corp.
	665,000	Ser. G, 5.00%, due 8/1/2024	688,275	(r)(s)
	3,685,000	3.50%, due 9/1/2026	3,464,305	(k)(r)(s)
	200,000	Mashreqbank PSC, 4.25%, due 2/26/2024	207,404	(o)
		Morgan Stanley
EUR	200,000	1.10%, due 4/29/2033	218,354	(r)
	$10,265,000	2.48%, due 9/16/2036	9,536,490	(r)
EUR	200,000	Nationale-Nederlanden Bank NV, 1.00%, due 9/25/2028	234,106	(o)
		Natwest Group PLC
	$2,000,000	6.00%, due 12/29/2025	2,106,200	(r)(s)
	3,215,000	4.60%, due 6/28/2031	3,022,100	(k)(r)(s)
	10,880,000	3.03%, due 11/28/2035	10,347,784	(k)(r)
	3,400,000	Nordea Bank Abp, 3.75%, due 3/1/2029	3,085,500	(k)(l)(r)(s)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

	$200,000	Philippine National Bank, 3.28%, due 9/27/2024	$202,635	(o)
	3,633,000	PNC Financial Services Group, Inc., Ser. T, 3.40%, due 9/15/2026	3,424,066	(k)(r)(s)
	200,000	QIB Sukuk Ltd., 3.25%, due 5/23/2022	200,975	(o)
	885,000	Royal Bank of Canada, (3M USD LIBOR + 0.36%), 0.60%, due 1/17/2023	886,275	(b)
	3,400,000	Skandinaviska Enskilda Banken AB, 5.13%, due 5/13/2025	3,489,250	(k)(o)(r)(s)
	1,110,000	Societe Generale SA, 4.75%, due 5/26/2026	1,096,580	(l)(r)(s)
	3,975,000	Standard Chartered PLC, 4.30%, due 8/19/2028	3,716,625	(k)(l)(r)(s)
	5,470,000	SVB Financial Group, Ser. D, 4.25%, due 11/15/2026	5,384,531	(k)(r)(s)
	680,000	Toronto-Dominion Bank, (SOFR + 0.48%), 0.53%, due 1/27/2023	681,555	(b)
	1,040,000	Truist Bank, (SOFR + 0.20%), 0.25%, due 1/17/2024	1,038,294	(b)
	4,040,000	Truist Financial Corp., Ser. Q, 5.10%, due 3/1/2030	4,383,400	(k)(r)(s)
	4,975,000	U.S. Bancorp, 3.70%, due 1/15/2027	4,780,975	(k)(r)(s)
	1,015,000	U.S. Bank N.A., (3M USD LIBOR + 0.40%), 0.60%, due 12/9/2022	1,016,207	(b)
		UBS Group AG
	1,555,000	4.88%, due 2/12/2027	1,552,823	(l)(r)(s)
	825,000	4.38%, due 2/10/2031	776,490	(l)(r)(s)
	3,551,000	UBS Group Funding AG, 6.88%, due 8/7/2025	3,857,075	(k)(o)(r)(s)
		UniCredit SpA
	589,000	8.00%, due 6/3/2024	637,592	(o)(r)(s)
EUR	250,000	3.88%, due 6/3/2027	256,989	(o)(q)(r)(s)
		Wells Fargo & Co.
	$1,423,000	(3M USD LIBOR + 1.23%), 1.53%, due 10/31/2023	1,434,417	(b)
	1,257,000	Ser. S, 5.90%, due 6/15/2024	1,288,425	(r)(s)
	2,765,000	Ser. BB, 3.90%, due 3/15/2026	2,738,594	(r)(s)
		Westpac Banking Corp.
	440,000	(3M USD LIBOR + 0.39%), 0.63%, due 1/13/2023	441,427	(b)
EUR	200,000	0.38%, due 4/2/2026	225,938	(o)
			203,470,933
Beverages 0.6%
	$10,265,000	Constellation Brands, Inc., 2.25%, due 8/1/2031	9,711,407
	6,985,000	Molson Coors Beverage Co., 4.20%, due 7/15/2046	7,286,559
GBP	325,000	Premier Foods Finance PLC, 3.50%, due 10/15/2026	422,340	(o)
EUR	575,000	Sunshine Mid BV, 6.50%, due 5/15/2026	656,959	(o)
			18,077,265
Building & Construction 0.1%
EUR	400,000	Aedas Homes Opco SLU, 4.00%, due 8/15/2026	452,335	(o)
	$2,675,000	Shea Homes L.P./Shea Homes Funding Corp., 4.75%, due 2/15/2028	2,631,531	(l)
			3,083,866
Building Materials 0.4%
	1,785,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	1,843,459	(l)
	1,835,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	1,830,413	(l)
	1,100,000	Masonite Int'l Corp., 5.38%, due 2/1/2028	1,129,843	(l)
EUR	2,895,000	PCF GmbH, 4.75%, due 4/15/2026	3,234,672	(k)(o)(q)
	$3,000,000	Standard Industries, Inc., 4.38%, due 7/15/2030	2,865,000	(l)
EUR	420,000	Victoria PLC, 3.75%, due 3/15/2028	464,661	(o)
	$200,000	Votorantim Cimentos Int'l SA, 7.25%, due 4/5/2041	253,502	(o)
			11,621,550

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Cable & Satellite Television 1.1%
		CCO Holdings LLC/CCO Holdings Capital Corp.
	$1,730,000	5.00%, due 2/1/2028	$1,751,106	(l)
	2,135,000	4.75%, due 3/1/2030	2,118,550	(l)
	3,130,000	4.50%, due 8/15/2030	3,051,750	(l)
	1,205,000	4.25%, due 2/1/2031	1,149,546	(l)
	2,395,000	4.75%, due 2/1/2032	2,355,961	(l)
		CSC Holdings LLC
	2,475,000	7.50%, due 4/1/2028	2,558,506	(l)
	1,160,000	6.50%, due 2/1/2029	1,207,676	(l)
	10,010,000	5.75%, due 1/15/2030	9,432,223	(k)(l)
	1,835,000	4.63%, due 12/1/2030	1,633,150	(k)(l)
		DISH DBS Corp.
	1,785,000	7.75%, due 7/1/2026	1,836,961
	2,675,000	7.38%, due 7/1/2028	2,584,986
	2,275,000	5.13%, due 6/1/2029	1,984,938
		Radiate Holdco LLC/Radiate Finance, Inc.
	810,000	4.50%, due 9/15/2026	779,771	(l)
	2,015,000	6.50%, due 9/15/2028	1,944,475	(l)
			34,389,599
Chemicals 1.0%
EUR	645,000	Ashland Services BV, 2.00%, due 1/30/2028	707,846	(o)
EUR	200,000	Dow Chemical Co, 1.13%, due 3/15/2032	215,710
	$2,605,000	H.B. Fuller Co., 4.25%, due 10/15/2028	2,586,114
		INEOS Finance PLC
EUR	2,510,000	3.38%, due 3/31/2026	2,801,109	(o)
EUR	440,000	2.88%, due 5/1/2026	482,548	(o)
EUR	4,250,000	INEOS Quattro Finance 1 PLC, 3.75%, due 7/15/2026	4,610,506	(o)
	$2,725,000	INEOS Quattro Finance 2 PLC, 3.38%, due 1/15/2026	2,670,500	(l)
EUR	1,285,000	Kronos Int'l, Inc., 3.75%, due 9/15/2025	1,447,731	(o)
	$200,000	MEGlobal Canada ULC, 5.00%, due 5/18/2025	214,500	(l)
	2,810,000	NOVA Chemicals Corp., 5.25%, due 6/1/2027	2,837,341	(l)
		Olympus Water U.S. Holding Corp.
	2,200,000	4.25%, due 10/1/2028	2,100,912	(l)
	900,000	6.25%, due 10/1/2029	857,052	(l)
	200,000	Sasol Financing Int'l Ltd., 4.50%, due 11/14/2022	201,500
	200,000	Sasol Financing USA LLC, 5.88%, due 3/27/2024	206,000
EUR	1,175,000	SGL Carbon SE, 4.63%, due 9/30/2024	1,320,450	(o)
	$4,680,000	Tronox, Inc., 4.63%, due 3/15/2029	4,499,663	(k)(l)
	200,000	Unigel Luxembourg SA, 8.75%, due 10/1/2026	212,002	(l)
	4,650,000	WR Grace Holdings LLC, 5.63%, due 8/15/2029	4,487,250	(k)(l)
			32,458,734
Commercial Services 0.8%
EUR	1,745,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 3.63%, due 6/1/2028	1,842,891	(o)
EUR	460,000	Avis Budget Finance PLC, 4.75%, due 1/30/2026	523,171	(o)
GBP	1,136,000	BCP V Modular Services Finance II PLC, 6.13%, due 11/30/2028	1,441,897	(o)
EUR	909,000	BCP V Modular Services Finance PLC, 6.75%, due 11/30/2029	944,886	(o)
	$200,000	Bidvest Group UK PLC, 3.63%, due 9/23/2026	196,754	(l)
	200,000	DP World Crescent Ltd., 3.91%, due 5/31/2023	205,444	(o)
	2,055,000	Georgetown University, Ser. 20A, 2.94%, due 4/1/2050	1,919,106
EUR	2,295,000	House of Finance NV, 4.38%, due 7/15/2026	2,574,653	(o)
EUR	575,000	House of HR, 7.50%, due 1/15/2027	671,807	(o)
EUR	590,000	IPD 3 BV, 5.50%, due 12/1/2025	672,826	(o)
EUR	3,020,000	Kapla Holding SAS, 3.38%, due 12/15/2026	3,227,561	(o)
	$200,000	Korea Expressway Corp., 1.13%, due 5/17/2026	193,565	(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

EUR	625,000	La Financiere Atalian SASU, 4.00%, due 5/15/2024	$668,095	(o)
EUR	2,810,000	Loxam SAS, 5.75%, due 7/15/2027	3,074,153	(k)(o)
EUR	1,770,000	Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 3.00%, due 6/15/2029	1,841,478	(o)(q)
		Verisure Holding AB
EUR	3,090,000	3.88%, due 7/15/2026	3,478,780	(k)(o)
EUR	1,725,000	3.25%, due 2/15/2027	1,877,555	(o)
EUR	410,000	Verisure Midholding AB, 5.25%, due 2/15/2029	454,255	(l)
			25,808,877
Computers 0.2%
EUR	565,000	Centurion Bidco SpA, 5.88%, due 9/30/2026	651,150	(o)
	$6,170,000	Western Digital Corp., 3.10%, due 2/1/2032	5,889,697
			6,540,847
Consumer - Commercial Lease Financing 0.5%
	1,722,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	1,843,350	(l)(r)
	11,238,601	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, 6.50%, due 9/15/2024	10,545,179	(k)(l)(t)
	2,335,000	OneMain Finance Corp., 3.50%, due 1/15/2027	2,217,736
	1,700,000	Springleaf Finance Corp., 7.13%, due 3/15/2026	1,868,868
			16,475,133
Cosmetics - Personal Care 0.0%(g)
	900,000	Natura Cosmeticos SA, 4.13%, due 5/3/2028	876,578	(l)
Diversified Financial Services 1.3%
	6,700,000	AerCap Ireland Capital Designated Activiey Co./AerCap Global Aviation Trust, 3.30%, due 1/30/2032	6,540,820	(k)
		Ally Financial, Inc.
	2,065,000	Ser. B, 4.70%, due 5/15/2026	2,041,562	(r)(s)
	2,060,000	Ser. C, 4.70%, due 5/15/2028	2,039,400	(r)(s)
		American Express Co.
	876,000	(3M USD LIBOR + 0.65%), 0.83%, due 2/27/2023	879,824	(b)
	3,330,000	3.55%, due 9/15/2026	3,188,475	(r)(s)
		Banco BTG Pactual SA
	200,000	4.50%, due 1/10/2025	201,500	(l)
	256,000	2.75%, due 1/11/2026	241,152	(l)
		Capital One Financial Corp.
	280,000	(3M USD LIBOR + 0.95%), 1.15%, due 3/9/2022	280,049	(b)
	905,000	(3M USD LIBOR + 0.72%), 1.02%, due 1/30/2023	907,407	(b)
	4,790,000	Ser. M, 3.95%, due 9/1/2026	4,682,225	(k)(r)(s)
	5,557,000	Charles Schwab Corp., Ser. H, 4.00%, due 12/1/2030	5,444,582	(k)(r)(s)
	2,081,000	Discover Financial Services, Ser. C, 5.50%, due 10/30/2027	2,164,240	(r)(s)
EUR	430,000	doBank SpA, 5.00%, due 8/4/2025	495,886	(o)
		Encore Capital Group, Inc.
GBP	1,125,000	5.38%, due 2/15/2026	1,549,324	(o)
GBP	2,975,000	4.25%, due 6/1/2028	3,854,836	(o)
	$200,000	Haitong Int'l Securities Group Ltd., 3.13%, due 5/18/2025	202,203	(o)
		Intrum AB
EUR	2,340,000	3.50%, due 7/15/2026	2,603,649	(o)(q)
EUR	3,110,000	3.00%, due 9/15/2027	3,345,387	(o)
EUR	680,000	LeasePlan Corp. NV, 7.38%, due 5/29/2024	835,452	(o)(r)(s)
EUR	300,000	Motion Finco S.a.r.l., 7.00%, due 5/15/2025	349,909	(o)
	$1,435,000	XP, Inc., 3.25%, due 7/1/2026	1,351,476	(l)
			43,199,358

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Electric 1.4%
	$1,500,000	1MDB Energy Ltd., 5.99%, due 5/11/2022	$1,506,029	(o)
	200,000	Adani Green Energy Ltd., 4.38%, due 9/8/2024	200,520	(l)
	234,000	China Huadian Overseas Development 2018 Ltd., 3.38%, due 6/23/2025	240,148	(o)(r)(s)
	6,300,000	CMS Energy Corp., 3.75%, due 12/1/2050	6,015,634	(k)(r)
	200,000	Comision Federal de Electricidad, 4.75%, due 2/23/2027	216,000	(o)
		Dominion Energy, Inc.
	595,000	Ser. D, (3M USD LIBOR + 0.53%), 0.73%, due 9/15/2023	595,089	(b)
	1,350,000	Ser. C, 4.35%, due 1/15/2027	1,360,125	(r)(s)
	525,000	Duke Energy Corp., (SOFR + 0.25%), 0.30%, due 6/10/2023	524,064	(b)
	8,220,000	Edison Int'l, Ser. B, 5.00%, due 12/15/2026	8,188,600	(r)(s)
		Electricite de France SA
GBP	700,000	6.00%, due 1/29/2026	976,733	(o)(r)(s)
EUR	200,000	3.38%, due 6/15/2030	218,230	(o)(r)(s)
	$760,000	Florida Power & Light Co., (SOFR + 0.25%), 0.30%, due 5/10/2023	760,015	(b)
	126,380	Genneia SA, 8.75%, due 9/2/2027	116,586	(l)
		National Rural Utilities Cooperative Finance Corp.
	425,000	Ser. D, (SOFR + 0.40%), 0.45%, due 8/7/2023	425,000	(b)(u)
	975,000	Ser. D, (SOFR + 0.33%), 0.38%, due 10/18/2024	974,466	(b)
	710,000	NextEra Energy Capital Holdings, Inc., (SOFR + 0.40%), 0.45%, due 11/3/2023	710,142	(b)
	8,460,000	Pacific Gas & Electric Co., 4.30%, due 3/15/2045	7,928,948	(k)
	200,000	Pampa Energia SA, 7.38%, due 7/21/2023	192,218	(o)
	1,009,000	PPL Electric Utilities Corp., (SOFR + 0.33%), 0.38%, due 6/24/2024	1,008,696	(b)
	498,000	Southern California Edison Co., (SOFR + 0.47%), 0.52%, due 12/2/2022	498,415	(b)
		Southern Co.
	11,305,000	Ser. B, 4.00%, due 1/15/2051	11,389,901	(k)(r)
EUR	320,000	1.88%, due 9/15/2081	343,565	(r)
			44,389,124
Electric - Generation 1.1%
		Calpine Corp.
	$5,785,000	4.50%, due 2/15/2028	5,654,259	(k)(l)
	455,000	5.13%, due 3/15/2028	443,866	(l)
	3,905,000	4.63%, due 2/1/2029	3,697,527	(k)(l)
	4,266,000	5.00%, due 2/1/2031	4,042,035	(k)(l)
	1,465,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	1,432,038	(l)
		NRG Energy, Inc.
	2,550,000	5.75%, due 1/15/2028	2,639,224
	605,000	5.25%, due 6/15/2029	622,545	(l)
	7,240,000	3.63%, due 2/15/2031	6,715,100	(k)(l)
	1,695,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	1,635,133	(l)
	960,000	Vistra Corp., 7.00%, due 12/15/2026	955,200	(l)(r)(s)
		Vistra Operations Co. LLC
	4,940,000	5.00%, due 7/31/2027	4,979,026	(k)(l)
	2,985,000	4.38%, due 5/1/2029	2,880,525	(l)
			35,696,478
Electric - Integrated 0.2%
	3,760,000	FirstEnergy Corp., Ser. C, 5.10%, due 7/15/2047	4,088,090	(k)(v)
		Talen Energy Supply LLC
	1,225,000	10.50%, due 1/15/2026	569,258	(l)
	805,000	7.25%, due 5/15/2027	721,006	(l)(q)
			5,378,354

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Electronics 0.0%(g)
	$450,000	Honeywell Int'l, Inc., (3M USD LIBOR + 0.37%), 0.51%, due 8/8/2022	$450,519	(b)
EUR	400,000	Infineon Technologies AG, 3.63%, due 1/1/2028	471,454	(o)(r)(s)
			921,973
Energy - Alternate Sources 0.0%(g)
	$610,000	FS Luxembourg S.a.r.l., 10.00%, due 12/15/2025	649,650	(l)
Energy - Exploration & Production 0.7%
		Ascent Resources Utica Holdings LLC/ARU Finance Corp.
	1,150,000	7.00%, due 11/1/2026	1,148,563	(l)
	995,000	8.25%, due 12/31/2028	1,042,263	(l)
	1,770,000	5.88%, due 6/30/2029	1,708,050	(l)
		Comstock Resources, Inc.
	4,903,000	6.75%, due 3/1/2029	5,044,157	(l)
	2,595,000	5.88%, due 1/15/2030	2,579,041	(l)
		Hilcorp Energy I L.P./Hilcorp Finance Co.
	510,000	6.25%, due 11/1/2028	529,125	(l)
	851,000	5.75%, due 2/1/2029	868,020	(l)
	938,000	6.00%, due 2/1/2031	952,070	(l)
		Occidental Petroleum Corp.
	785,000	6.13%, due 1/1/2031	906,086
	3,005,000	4.30%, due 8/15/2039	2,832,212
	1,310,000	PDC Energy, Inc., 5.75%, due 5/15/2026	1,333,711
	685,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	693,563	(l)
	1,830,000	Southwestern Energy Co., 4.75%, due 2/1/2032	1,826,907
			21,463,768
Engineering & Construction 0.0%(g)
	206,000	Airport Authority Hong Kong, 1.75%, due 1/12/2027	203,696	(l)
	410,000	China Minmetals Corp., 3.75%, due 11/13/2022	416,411	(o)(r)(s)
	200,000	IHS Holding Ltd., 5.63%, due 11/29/2026	201,456	(l)
			821,563
Entertainment 0.3%
EUR	500,000	Banijay Group SAS, 6.50%, due 3/1/2026	567,205	(o)
	$710,000	Cedar Fair L.P., 5.25%, due 7/15/2029	710,795
	1,220,000	Churchill Downs, Inc., 5.50%, due 4/1/2027	1,252,818	(l)
EUR	1,380,000	Cirsa Finance Int'l S.a.r.l., 4.75%, due 5/22/2025	1,532,607	(o)
EUR	600,000	lnt'l Game Technology PLC, 3.50%, due 6/15/2026	676,753	(o)
EUR	780,000	Motion Bondco Designated Activiey Co., 4.50%, due 11/15/2027	840,705	(o)(q)
EUR	1,545,000	Sazka Group AS, 3.88%, due 2/15/2027	1,718,518	(o)
EUR	615,000	Scientific Games Int'l, Inc., 5.50%, due 2/15/2026	701,313	(o)
GBP	920,000	William Hill PLC, 4.75%, due 5/1/2026	1,271,953	(o)
			9,272,667
Environmental 0.1%
	$4,080,000	GFL Environmental, Inc., 4.75%, due 6/15/2029	3,957,600	(k)(l)

Environmental Control 0.0%(g)
EUR	590,000	Paprec Holding SA, 4.00%, due 3/31/2025	666,978	(o)
Food 0.2%
	$204,000	JBS Finance Luxembourg S.a.r.l., 2.50%, due 1/15/2027	197,882	(l)
EUR	225,000	Picard Bondco SA, 5.38%, due 7/1/2027	248,618	(o)
	$4,228,000	Sysco Corp., 6.60%, due 4/1/2050	6,166,137	(k)
			6,612,637

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Food & Drug Retailers 0.2%
GBP	270,000	Bellis Acquisition Co. PLC, 3.25%, due 2/16/2026	$335,544	(o)
GBP	415,000	Bellis Finco PLC, 4.00%, due 2/16/2027	505,068	(l)
EUR	800,000	Casino Guichard Perrachon SA, 4.50%, due 3/7/2024	874,948	(o)
EUR	4,275,000	eG Global Finance PLC, 4.38%, due 2/7/2025	4,714,889	(k)(o)
GBP	645,000	Iceland Bondco PLC, 4.63%, due 3/15/2025	788,086	(o)
			7,218,535
Food - Wholesale 0.3%
	$1,880,000	Performance Food Group, Inc., 5.50%, due 10/15/2027	1,923,353	(l)
		Pilgrim's Pride Corp.
	2,280,000	4.25%, due 4/15/2031	2,249,653	(l)
	1,285,000	3.50%, due 3/1/2032	1,223,693	(l)
		Post Holdings, Inc.
	2,975,000	5.63%, due 1/15/2028	3,054,789	(k)(l)
	145,000	5.50%, due 12/15/2029	149,024	(l)
	1,415,000	4.63%, due 4/15/2030	1,363,706	(l)
			9,964,218
Forestry & Paper 0.1%
EUR	2,365,000	Ahlstrom-Munksjo Holding 3 Oy, 3.63%, due 2/4/2028	2,597,563	(o)(q)
		Sappi Papier Holding GmbH
EUR	200,000	3.13%, due 4/15/2026	221,989	(o)(q)
EUR	300,000	3.63%, due 3/15/2028	331,681	(o)
			3,151,233
Gaming 0.6%
		Caesars Entertainment, Inc.
	$1,145,000	6.25%, due 7/1/2025	1,184,812	(l)
	855,000	8.13%, due 7/1/2027	920,194	(k)(l)
	2,725,000	4.63%, due 10/15/2029	2,608,922	(l)
	1,675,000	Scientific Games Int'l, Inc., 8.25%, due 3/15/2026	1,748,281	(l)
		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
	7,141,000	5.50%, due 3/1/2025	7,178,775	(k)(l)
	4,900,000	5.25%, due 5/15/2027	4,820,718	(k)(l)(q)
			18,461,702
Gas 0.0%(g)
	285,000	Atmos Energy Corp., (3M USD LIBOR + 0.38%), 0.58%, due 3/9/2023	284,949	(b)
	200,000	Beijing Gas Singapore Capital Corp., 1.88%, due 1/18/2025	198,322	(o)
	308,000	CenterPoint Energy Resources Corp., (3M USD LIBOR + 0.50%), 0.67%, due 3/2/2023	308,118	(b)
	265,000	Southern California Gas Co., (3M USD LIBOR + 0.35%), 0.55%, due 9/14/2023	264,794	(b)
			1,056,183
Gas Distribution 1.9%
		Antero Midstream Partners L.P./Antero Midstream Finance Corp.
	4,090,000	5.75%, due 1/15/2028	4,170,982	(k)(l)
	1,260,000	5.38%, due 6/15/2029	1,268,303	(l)
		Buckeye Partners L.P.
	500,000	5.85%, due 11/15/2043	457,425
	2,570,000	5.60%, due 10/15/2044	2,331,716
	3,215,000	Cheniere Energy Partners L.P., 4.50%, due 10/1/2029	3,286,437	(k)
	6,960,000	CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	6,936,545	(k)(l)
	300,000	DCP Midstream LLC, 5.85%, due 5/21/2043	285,842	(l)(r)
	565,000	DCP Midstream Operating L.P., 5.60%, due 4/1/2044	655,400
	3,535,000	DT Midstream, Inc., 4.13%, due 6/15/2029	3,487,242	(k)(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		EQM Midstream Partners L.P.
	$565,000	6.00%, due 7/1/2025	$583,363	(l)
	250,000	6.50%, due 7/1/2027	261,250	(l)
	805,000	4.50%, due 1/15/2029	768,791	(l)
	480,000	4.75%, due 1/15/2031	459,442	(l)
	3,685,000	EQT Midstream Partners L.P., 5.50%, due 7/15/2028	3,729,625
		Genesis Energy L.P./Genesis Energy Finance Corp.
	705,000	6.50%, due 10/1/2025	689,828
	1,020,000	6.25%, due 5/15/2026	979,200
	525,000	8.00%, due 1/15/2027	528,350
	2,215,000	ITT Holdings LLC, 6.50%, due 8/1/2029	2,125,138	(l)
		New Fortress Energy, Inc.
	5,200,000	6.75%, due 9/15/2025	4,927,000	(l)
	8,225,000	6.50%, due 9/30/2026	7,690,375	(k)(l)
	530,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/2025	473,306
		Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
	2,890,000	7.50%, due 10/1/2025	3,039,558	(l)
	655,000	6.00%, due 3/1/2027	666,410	(l)
	2,905,000	5.50%, due 1/15/2028	2,777,180	(l)
	3,220,000	6.00%, due 12/31/2030	3,075,100	(l)
	3,350,000	6.00%, due 9/1/2031	3,191,545	(l)
	1,715,000	Venture Global Calcasieu Pass LLC, 4.13%, due 8/15/2031	1,726,131	(l)
	1,790,000	Western Midstream Operating L.P., 4.55%, due 2/1/2030	1,866,075	(v)
			62,437,559
Hand - Machine Tools 0.0%(g)
EUR	595,000	IMA Industria Macchine Automatiche SpA, 3.75%, due 1/15/2028	643,086	(o)
Health Care Equipment & Services 0.1%
	$2,600,000	Virgin Media Secured Finance PLC, 5.50%, due 5/15/2029	2,649,529	(l)
Health Facilities 0.5%
	1,220,000	Acadia Healthcare Co., Inc., 5.50%, due 7/1/2028	1,231,431	(l)
		CHS/Community Health Systems, Inc.
	680,000	5.63%, due 3/15/2027	683,679	(l)
	2,509,000	8.00%, due 12/15/2027	2,659,540	(l)
	1,090,000	6.13%, due 4/1/2030	1,037,903	(k)(l)
	980,000	5.25%, due 5/15/2030	975,786	(l)(u)
	1,210,000	4.75%, due 2/15/2031	1,157,063	(l)
	1,570,000	HCA, Inc., 5.63%, due 9/1/2028	1,750,550
	6,370,000	Tenet Healthcare Corp., 6.13%, due 10/1/2028	6,390,830	(k)(l)
			15,886,782
Health Services 0.3%
	7,160,000	DaVita, Inc., 4.63%, due 6/1/2030	6,965,892	(k)(l)
	1,350,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	702,000	(l)
	1,470,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, due 2/1/2028	1,569,225	(l)
	1,300,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	1,170,000	(l)(q)
			10,407,117
Healthcare - Products 0.0%(g)
		Thermo Fisher Scientific, Inc.
	300,000	(SOFR + 0.35%), 0.40%, due 4/18/2023	300,000	(b)
	700,000	(SOFR + 0.39%), 0.44%, due 10/18/2023	699,520	(b)
			999,520
Healthcare - Services 0.3%
	2,125,000	Ascension Health, Ser. B, 3.11%, due 11/15/2039	2,199,134
	590,000	Baxter Int’l, Inc., (SOFR + 0.44%), 0.49%, due 11/29/2024	588,159	(b)(l)
	2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	2,249,611

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
	$580,000	HCA, Inc., 5.88%, due 2/1/2029	$655,400
	2,125,000	Mount Sinai Hospitals Group, Inc., Ser. 2019, 3.74%, due 7/1/2049	2,228,257
EUR	220,000	Stryker Corp., 2.63%, due 11/30/2030	275,462
			8,196,023
Holding Companies - Diversified 0.0%(g)
	$200,000	Alfa S.A., 5.25%, due 3/25/2024	209,302	(o)
	200,000	KOC Holding AS, 5.25%, due 3/15/2023	202,051	(o)
			411,353
Home Builders 0.1%
GBP	739,000	Maison Finco PLC, 6.00%, due 10/31/2027	1,008,789	(o)
		Taylor Morrison Communities, Inc.
	$630,000	5.88%, due 6/15/2027	675,675	(l)
	1,095,000	5.75%, due 1/15/2028	1,166,175	(l)
	755,000	Toll Brothers Finance Corp., 4.35%, due 2/15/2028	802,187
			3,652,826
Home Furnishings 0.1%
EUR	2,665,000	Nobel Bidco BV, 3.13%, due 6/15/2028	2,792,499	(o)(q)
Hotels 0.1%
	$2,040,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 8/15/2028	2,024,088	(l)
Household & Personal Products 0.0%(g)
EUR	725,000	Ontex Group NV, 3.50%, due 7/15/2026	748,793	(o)
Insurance 0.1%
EUR	220,000	Athene Global Funding, 0.63%, due 1/12/2028	239,221	(o)
	$2,305,000	Liberty Mutual Group, Inc., 4.13%, due 12/15/2051	2,270,425	(l)(r)
	500,000	New York Life Global Funding, (3M USD LIBOR + 0.44%), 0.68%, due 7/12/2022	500,649	(b)(l)
			3,010,295
Insurance Brokerage 0.5%
	3,950,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	3,904,101	(k)(l)
	2,315,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	2,265,806	(l)
		AssuredPartners, Inc.
	4,555,000	7.00%, due 8/15/2025	4,548,168	(k)(l)
	2,960,000	5.63%, due 1/15/2029	2,751,734	(k)(l)
	2,770,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	2,811,550	(l)
			16,281,359
Integrated Energy 0.1%
GBP	225,000	Petrobras Global Finance BV, 5.38%, due 10/1/2029	311,348
		Petroleos Mexicanos
EUR	1,152,000	4.75%, due 2/26/2029	1,267,815	(o)
	$1,875,000	6.35%, due 2/12/2048	1,547,887
EUR	815,000	Repsol Int'l Finance BV, 4.25%, due 9/11/2028	962,349	(o)(r)(s)
			4,089,399
Internet 0.3%
		Netflix, Inc.
	$390,000	5.88%, due 11/15/2028	451,912
	380,000	6.38%, due 5/15/2029	453,625
EUR	200,000	Prosus NV, 2.78%, due 1/19/2034	219,500	(l)
		United Group BV
EUR	350,000	3.13%, due 2/15/2026	373,136	(o)
EUR	5,710,000	4.00%, due 11/15/2027	6,118,980	(k)(o)
EUR	1,085,000	3.63%, due 2/15/2028	1,135,256	(o)
			8,752,409

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Investment Companies 0.0%(g)
	$255,000	CNCBINV 1 BVI Ltd., 1.75%, due 11/17/2024	$249,574	(o)
	267,000	Huarong Finance 2017 Co. Ltd., (3M USD LIBOR + 1.85%), 2.12%, due 4/27/2022	266,332	(b)(o)
	200,000	Huarong Finance 2019 Co. Ltd., 3.25%, due 11/13/2024	195,000	(o)
	200,000	Suramericana SA, 5.50%, due 4/29/2026	206,170	(o)
			917,076
Investments & Misc. Financial Services 0.1%
	2,720,000	Minerva Merger Sub, Inc., 6.50%, due 2/15/2030	2,713,200	(l)(u)
Iron - Steel 0.2%
	3,010,000	CSN Islands XI Corp., 6.75%, due 1/28/2028	3,166,189	(k)(l)
	200,000	CSN Resources SA, 7.63%, due 4/17/2026	208,502	(o)
		Metinvest BV
	665,000	7.65%, due 10/1/2027	574,228	(l)
	2,370,000	7.75%, due 10/17/2029	2,030,734	(l)
	1,070,000	Periama Holdings LLC, 5.95%, due 4/19/2026	1,103,697	(o)
	200,000	Severstal OAO Via Steel Capital SA, 5.90%, due 10/17/2022	204,291	(o)
			7,287,641
Leisure Time 0.2%
		Carnival Corp.
EUR	520,000	10.13%, due 2/1/2026	648,742	(o)
EUR	565,000	7.63%, due 3/1/2026	665,010	(o)
		Pinnacle Bidco PLC
EUR	122,000	5.50%, due 2/15/2025	138,960	(o)
GBP	2,440,000	6.38%, due 2/15/2025	3,297,962	(k)(o)
			4,750,674
Lodging 0.2%
EUR	2,100,000	Accor SA, 2.63%, due 1/30/2025	2,241,368	(k)(o)(r)(s)
	$2,215,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	2,137,475	(l)
	200,000	Studio City Finance Ltd., 6.00%, due 7/15/2025	188,000	(o)
	1,655,000	Wynn Macau Ltd., 5.50%, due 1/15/2026	1,552,887	(l)
			6,119,730
Machinery 0.1%
	1,500,000	Harsco Corp., 5.75%, due 7/31/2027	1,518,885	(l)
	1,760,000	Terex Corp., 5.00%, due 5/15/2029	1,745,744	(l)
			3,264,629
Machinery - Construction & Mining 0.1%
		Caterpillar Financial Services Corp.
	1,155,000	(3M USD LIBOR + 0.74%), 0.89%, due 5/13/2022	1,157,187	(b)
	549,000	(SOFR + 0.27%), 0.32%, due 9/13/2024	550,016	(b)
			1,707,203
Machinery - Diversified 0.1%
		John Deere Capital Corp.
	709,000	(SOFR + 0.12%), 0.17%, due 7/10/2023	709,000	(b)
	436,000	(SOFR + 0.20%), 0.25%, due 10/11/2024	435,312	(b)
EUR	450,000	Platin 1426 GmbH, 5.38%, due 6/15/2023	501,129	(o)
EUR	720,000	TK Elevator Holdco GmbH, 6.63%, due 7/15/2028	831,953	(o)
			2,477,394
Managed Care 0.5%
	$1,140,000	Centene Corp., 3.38%, due 2/15/2030	1,118,625
	2,725,000	Molina Healthcare, Inc., 3.88%, due 5/15/2032	2,629,625	(l)
	13,865,000	MPH Acquisition Holdings LLC, 5.75%, due 11/1/2028	12,474,756	(l)(q)
			16,223,006

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
Media 1.4%
EUR	4,370,000	Altice Financing SA, 4.25%, due 8/15/2029	$4,608,536	(k)(o)
EUR	600,000	Altice Finco SA, 4.75%, due 1/15/2028	612,676	(o)
	$7,020,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	7,169,588	(k)
	773,000	Clear Channel Worldwide Holdings, Inc., 5.13%, due 8/15/2027	773,000	(l)
	549,000	Comcast Cable Communications Holdings, Inc., 9.46%, due 11/15/2022	585,530
		Comcast Corp.
	775,000	(3M USD LIBOR + 0.63%), 0.87%, due 4/15/2024	782,602	(b)
	16,360,000	2.94%, due 11/1/2056	14,464,066	(l)
	6,585,000	Discovery Communications LLC, 4.65%, due 5/15/2050	7,126,534
	6,935,000	ViacomCBS, Inc., 4.20%, due 5/19/2032	7,525,096
		Walt Disney Co.
	615,000	(3M USD LIBOR + 0.39%), 0.57%, due 3/4/2022	615,213	(b)
CAD	700,000	3.06%, due 3/30/2027	559,042
			44,821,883
Media Content 0.5%
	$3,480,000	Lions Gate Capital Holdings LLC, 5.50%, due 4/15/2029	3,458,668	(k)(l)
		Sirius XM Radio, Inc.
	420,000	5.00%, due 8/1/2027	428,862	(l)
	5,580,000	5.50%, due 7/1/2029	5,790,840	(k)(l)
	5,870,000	4.13%, due 7/1/2030	5,592,525	(k)(l)
			15,270,895
Medical Products 0.1%
	845,000	Embecta Corp., 5.00%, due 2/15/2030	846,056	(l)(u)
		Mozart Debt Merger Sub, Inc.
	1,385,000	3.88%, due 4/1/2029	1,334,725	(l)
	2,105,000	5.25%, due 10/1/2029	2,047,112	(l)
			4,227,893
Metals - Mining Excluding Steel 0.3%
		First Quantum Minerals Ltd.
	1,880,000	6.88%, due 3/1/2026	1,941,100	(l)
	2,735,000	6.88%, due 10/15/2027	2,905,938	(k)(l)
		Hudbay Minerals, Inc.
	4,010,000	4.50%, due 4/1/2026	3,947,524	(k)(l)
	1,260,000	6.13%, due 4/1/2029	1,310,400	(l)
			10,104,962
Mining 0.1%
	200,000	Chinalco Capital Holdings Ltd., 2.13%, due 6/3/2026	194,049	(o)
	2,050,000	Codelco, Inc., 3.15%, due 1/14/2030	2,033,683	(l)
	200,000	Endeavour Mining PLC, 5.00%, due 10/14/2026	194,000	(l)
	214,000	Stillwater Mining Co., 4.00%, due 11/16/2026	204,413	(l)
	200,000	Vedanta Resources Ltd., 6.38%, due 7/30/2022	197,894	(o)
		Volcan Cia Minera SAA
	130,000	5.38%, due 2/2/2022	130,000	(o)
	1,130,000	4.38%, due 2/11/2026	1,087,037	(l)
			4,041,076

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Miscellaneous Manufacturer 0.1%
	$2,855,000	FXI Holdings, Inc., 7.88%, due 11/1/2024	$2,886,976	(k)(l)
		General Electric Capital Corp.
	1,115,000	(3M USD LIBOR + 1.00%), 1.20%, due 3/15/2023	1,120,280	(b)
	240,000	(3M USD LIBOR + 1.00%), 1.24%, due 4/15/2023	241,302	(b)
			4,248,558
Multi-National 0.0%(g)
	200,000	Africa Finance Corp., 3.88%, due 4/13/2024	207,340	(o)
Office - Business Equipment 0.1%
	4,111,000	CDW LLC/CDW Finance Corp., 3.57%, due 12/1/2031	4,092,295	(k)
Oil & Gas 0.9%
	10,165,000	BP Capital PLC, 4.88%, due 3/22/2030	10,736,781	(k)(r)(s)
	525,000	Chevron USA, Inc., (3M USD LIBOR + 0.11%), 0.26%, due 8/12/2022	525,227	(b)
	700,000	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	705,229	(l)
		Ecopetrol SA
	89,000	5.88%, due 9/18/2023	93,705
	200,000	4.13%, due 1/16/2025	200,502
	1,215,000	5.88%, due 5/28/2045	1,071,205
	200,000	Gazprom PJSC Via Gaz Capital SA, 4.95%, due 7/19/2022	201,099	(o)
	200,000	Geopark Ltd., 5.50%, due 1/17/2027	188,182	(o)
	191,600	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, due 6/1/2028	190,834	(o)
		KazMunayGas National Co. JSC
	200,000	4.75%, due 4/24/2025	211,368	(o)
	2,220,000	5.75%, due 4/19/2047	2,482,027	(l)
	420,000	Korea National Oil Corp., 1.75%, due 4/18/2025	416,178	(l)
		Leviathan Bond Ltd.
	148,000	5.75%, due 6/30/2023	151,602	(o)
	106,000	6.13%, due 6/30/2025	111,084	(o)
	200,000	Lukoil Capital Designated Activiey Co., 2.80%, due 4/26/2027	185,208	(l)
	1,215,000	Medco Bell Pte Ltd., 6.38%, due 1/30/2027	1,176,120	(l)
	955,000	Pertamina Persero PT, 6.45%, due 5/30/2044	1,159,603	(l)
	200,000	Petrobras Global Finance BV, 7.38%, due 1/17/2027	228,200
		Petroleos Mexicanos
	36,000	6.88%, due 10/16/2025	38,700	(l)
	14,000	6.49%, due 1/23/2027	14,618
	287,000	6.50%, due 3/13/2027	299,915
	3,425,000	7.69%, due 1/23/2050	3,173,263	(k)
		Sinopec Group Overseas Development 2018 Ltd.
	200,000	2.15%, due 5/13/2025	200,341	(l)
	200,000	1.45%, due 1/8/2026	194,882	(l)
	244,000	Tecpetrol SA, 4.88%, due 12/12/2022	239,122	(o)
	214,000	Tengizchevroil Finance Co. Int'l Ltd., 2.63%, due 8/15/2025	209,819	(l)
	200,000	Tullow Oil PLC, 10.25%, due 5/15/2026	202,000	(l)
EUR	2,600,000	Wintershall Dea Finance 2 BV, 3.00%, due 7/20/2028	2,719,774	(k)(o)(r)(s)
	$143,500	YPF SA, 8.50%, due 3/23/2025	123,109	(l)
			27,449,697
Oil Field Equipment & Services 0.1%
	1,125,000	Nabors Industries, Inc., 7.38%, due 5/15/2027	1,154,407	(l)
		USA Compression Partners L.P./USA Compression Finance Corp.
	1,736,000	6.88%, due 4/1/2026	1,762,700
	445,000	6.88%, due 9/1/2027	456,971
			3,374,078

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Packaging 0.2%
	$1,465,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	$1,486,975	(l)
	690,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	686,550	(l)
	2,665,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	2,551,738	(l)
			4,725,263
Packaging & Containers 0.0%(g)
EUR	300,000	Kleopatra Holdings 2 SCA, 6.50%, due 9/1/2026	295,087	(l)(q)
EUR	285,000	Schoeller Packaging BV, 6.38%, due 11/1/2024	315,399	(o)
			610,486
Personal & Household Products 0.2%
	$2,790,000	Diamond BC BV, 4.63%, due 10/1/2029	2,615,737	(l)
	4,525,000	Energizer Holdings, Inc., 4.75%, due 6/15/2028	4,411,875	(k)(l)
			7,027,612
Pharmaceuticals 0.8%
	930,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 0.81%, due 11/21/2022	933,435	(b)
	925,000	AstraZeneca PLC, (3M USD LIBOR + 0.62%), 0.82%, due 6/10/2022	926,403	(b)
	2,825,000	Bausch Health Cos., Inc., 5.00%, due 1/30/2028	2,380,063	(l)
EUR	200,000	Bayer AG, 1.00%, due 1/12/2036	202,266	(o)
	$795,000	Bristol-Myers Squibb Co., (3M USD LIBOR + 0.38%), 0.54%, due 5/16/2022	795,567	(b)
	245,000	Cigna Corp., (3M USD LIBOR + 0.89%), 1.13%, due 7/15/2023	247,362	(b)
	6,515,000	CVS Health Corp., 5.05%, due 3/25/2048	7,978,614
EUR	1,130,000	Gruenenthal GmbH, 3.63%, due 11/15/2026	1,266,316	(o)
EUR	600,000	Nidda BondCo GmbH, 5.00%, due 9/30/2025	654,991	(o)
		Teva Pharmaceutical Finance Netherlands II BV
EUR	1,600,000	1.88%, due 3/31/2027	1,595,344	(o)
EUR	3,950,000	1.63%, due 10/15/2028	3,702,903	(o)
	$6,380,000	Upjohn, Inc., 4.00%, due 6/22/2050	6,303,424	(k)
			26,986,688
Pipelines 1.5%
		Energy Transfer L.P.
	11,110,000	Ser. B, 6.63%, due 2/15/2028	10,498,950	(k)(r)(s)
	15,400,000	Ser. G, 7.13%, due 5/15/2030	15,659,875	(k)(r)(s)
	6,985,000	Enterprise Products Operating LLC, 4.20%, due 1/31/2050	7,388,383
	7,505,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	8,932,036
	4,285,000	Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, due 12/15/2029	4,322,832	(k)
	400,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	456,231	(o)
		Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
	180,000	5.38%, due 2/1/2027	184,507
	170,000	6.50%, due 7/15/2027	180,421
	185,000	5.00%, due 1/15/2028	189,625
	165,000	6.88%, due 1/15/2029	180,469
			47,993,329
Real Estate 0.3%
	1,305,000	Country Garden Holdings Co. Ltd., 4.80%, due 8/6/2030	1,004,850	(o)(q)
EUR	1,990,000	CPI Property Group SA, 4.88%, due 8/18/2026	2,214,557	(o)(r)(s)
EUR	510,000	Flamingo Lux II SCA, 5.00%, due 3/31/2029	542,063	(o)
		Heimstaden Bostad AB
EUR	4,170,000	3.25%, due 11/19/2024	4,606,309	(o)(r)(s)
EUR	100,000	3.63%, due 10/13/2026	108,834	(o)(r)(s)
	$200,000	Kaisa Group Holdings Ltd., 11.25%, due 4/9/2022	55,000	(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
	$200,000	PIK Securities Designated Activity Co., 5.63%, due 11/19/2026	$186,660	(l)
EUR	370,000	Samhallsbyggnadsbolaget i Norden AB, 2.62%, due 1/30/2025	401,065	(o)(r)(s)
EUR	220,000	SBB Treasury Oyj, 1.13%, due 11/26/2029	232,289	(o)
EUR	325,000	Summit Properties Ltd., 2.00%, due 1/31/2025	360,089	(o)(q)
	$200,000	Sunac China Holdings Ltd., 6.50%, due 1/26/2026	115,000	(o)
EUR	1,100,000	Vivion Investments S.a.r.l., 3.00%, due 8/8/2024	1,174,033	(o)(q)
			11,000,749
Real Estate Development & Management 0.2%
		Realogy Group LLC/Realogy Co-Issuer Corp.
	$6,546,000	5.75%, due 1/15/2029	6,430,136	(k)(l)
	1,020,000	5.25%, due 4/15/2030	976,650	(l)
			7,406,786
Real Estate Investment Trusts 1.2%
EUR	219,000	Digital Dutch Finco BV, 1.25%, due 2/1/2031	237,919	(o)
	$3,125,000	EPR Properties, 3.75%, due 8/15/2029	3,055,917	(k)
		Hospitality Properties Trust
	4,222,000	4.95%, due 2/15/2027	3,926,460
	3,348,000	3.95%, due 1/15/2028	2,946,240	(k)
		Iron Mountain, Inc.
	1,660,000	4.88%, due 9/15/2027	1,664,955	(l)
	4,505,000	5.25%, due 3/15/2028	4,570,593	(k)(l)
	3,710,000	5.00%, due 7/15/2028	3,704,435	(l)
	1,715,000	4.88%, due 9/15/2029	1,692,962	(l)
	805,000	5.25%, due 7/15/2030	799,325	(l)
	4,725,000	5.63%, due 7/15/2032	4,776,620	(k)(l)
	2,860,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	2,816,535	(k)
	460,000	Simon Property Group L.P., (SOFR + 0.43%), 0.48%, due 1/11/2024	460,566	(b)
		Trust F/1401
	200,000	5.25%, due 12/15/2024	213,502	(o)
	200,000	5.25%, due 1/30/2026	214,700	(l)
EUR	200,000	Unibail-Rodamco-Westfield SE, 2.13%, due 7/25/2023	219,921	(o)(r)(s)
	$9,325,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	8,821,357	(k)(l)
			40,122,007
Recreation & Travel 0.9%
		Carnival Corp.
	3,770,000	7.63%, due 3/1/2026	3,845,400	(k)(l)
	2,565,000	5.75%, due 3/1/2027	2,460,348	(l)
	3,755,000	9.88%, due 8/1/2027	4,210,294	(k)(l)
		Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op
	1,225,000	5.50%, due 5/1/2025	1,261,750	(l)
	2,395,000	5.38%, due 4/15/2027	2,424,937
	2,075,000	NCL Corp. Ltd., 3.63%, due 12/15/2024	1,913,503	(l)
		Royal Caribbean Cruises Ltd.
	2,715,000	5.50%, due 8/31/2026	2,647,125	(l)
	5,280,000	5.50%, due 4/1/2028	5,123,131	(k)(l)
	3,060,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	2,981,388	(k)(l)
		Six Flags Entertainment Corp.
	1,160,000	4.88%, due 7/31/2024	1,162,071	(l)
	1,130,000	5.50%, due 4/15/2027	1,138,475	(l)
			29,168,422
Restaurants 0.1%
	2,250,000	1011778 BC ULC/New Red Finance, Inc., 4.00%, due 10/15/2030	2,082,758	(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

Retail 0.4%
EUR	610,000	Afflelou SAS, 4.25%, due 5/19/2026	$673,367	(o)
	$215,000	Alsea SAB de CV, 7.75%, due 12/14/2026	222,634	(l)
GBP	1,520,000	Constellation Automotive Financing PLC, 4.88%, due 7/15/2027	1,905,219	(o)
		Dufry One BV
EUR	1,500,000	2.00%, due 2/15/2027	1,544,596	(o)
EUR	4,805,000	3.38%, due 4/15/2028	5,158,547	(k)(o)
GBP	800,000	Marks & Spencer PLC, 3.75%, due 5/19/2026	1,086,672	(o)
EUR	2,550,000	Maxeda DIY Holding BV, 5.88%, due 10/1/2026	2,830,835	(o)(q)
EUR	455,000	Tendam Brands SAU, (3M EURIBOR + 5.25%, Floor 5.25%), 5.25%, due 9/15/2024	508,553	(b)(o)(q)
			13,930,423
Semiconductors 0.5%
	$964,000	Analog Devices, Inc., (SOFR + 0.25%), 0.30%, due 10/1/2024	963,884	(b)
		Broadcom, Inc.
	8,555,000	3.14%, due 11/15/2035	8,109,154	(l)
	6,365,000	3.50%, due 2/15/2041	6,043,696	(k)(l)
			15,116,734
Software 0.5%
EUR	305,000	Brunello Bidco SpA, 3.50%, due 2/15/2028	329,985	(o)
		Oracle Corp.
	$8,350,000	4.00%, due 11/15/2047	7,919,832
	8,835,000	3.95%, due 3/25/2051	8,325,759
EUR	630,000	Playtech PLC, 4.25%, due 3/7/2026	715,716	(o)
			17,291,292
Software - Services 0.2%
	$1,775,000	Endurance Acquisition Merger Sub, 6.00%, due 2/15/2029	1,579,750	(l)
		Presidio Holdings, Inc.
	1,485,000	4.88%, due 2/1/2027	1,510,988	(l)
	1,865,000	8.25%, due 2/1/2028	1,969,067	(l)
			5,059,805
Specialty Retail 0.4%
		Asbury Automotive Group, Inc.
	485,000	4.63%, due 11/15/2029	477,250	(l)
	325,000	5.00%, due 2/15/2032	322,455	(l)
		Carvana Co.
	8,435,000	5.88%, due 10/1/2028	7,928,816	(k)(l)
	2,290,000	4.88%, due 9/1/2029	2,035,558	(l)
		Gap, Inc.
	870,000	3.63%, due 10/1/2029	809,274	(l)
	1,025,000	3.88%, due 10/1/2031	951,220	(l)
			12,524,573
Support - Services 1.7%
	2,102,000	ADT Corp., 4.88%, due 7/15/2032	2,017,920	(l)
		Allied Universal Holdco LLC/Allied Universal Finance Corp.
	1,930,000	6.63%, due 7/15/2026	1,981,850	(l)
	2,660,000	6.00%, due 6/1/2029	2,521,427	(l)(q)
		Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.
	1,210,000	4.63%, due 6/1/2028	1,161,830	(l)
	1,340,000	4.63%, due 6/1/2028	1,266,608	(l)
		APX Group, Inc.
	1,355,000	6.75%, due 2/15/2027	1,391,490	(l)
	2,185,000	5.75%, due 7/15/2029	2,055,189	(l)(q)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		Aramark Services, Inc.
	$2,675,000	5.00%, due 4/1/2025	$2,710,310	(l)
	4,910,000	5.00%, due 2/1/2028	4,873,175	(k)(l)
	2,810,000	ASGN, Inc., 4.63%, due 5/15/2028	2,807,190	(l)
	2,020,000	Clarivate Science Holdings Corp., 4.88%, due 7/1/2029	1,924,050	(l)
		Garda World Security Corp.
	1,215,000	4.63%, due 2/15/2027	1,185,354	(l)
	2,235,000	6.00%, due 6/1/2029	2,098,240	(l)
	2,575,000	GW B-CR Security Corp., 9.50%, due 11/1/2027	2,706,325	(l)
	1,235,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	1,267,431	(l)
	1,115,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	1,115,000	(l)
		McGraw-Hill Education, Inc.
	2,210,000	5.75%, due 8/1/2028	2,099,500	(l)
	1,445,000	8.00%, due 8/1/2029	1,351,075	(l)
		Nielsen Finance LLC/Nielsen Finance Co.
	4,110,000	5.63%, due 10/1/2028	4,103,424	(k)(l)
	2,085,000	5.88%, due 10/1/2030	2,088,816	(l)
	560,000	PECF USS Intermediate Holding III Corp., 8.00%, due 11/15/2029	565,600	(l)
		Prime Security Services Borrower LLC/Prime Finance, Inc.
	4,390,000	5.75%, due 4/15/2026	4,549,796	(k)(l)
	1,950,000	6.25%, due 1/15/2028	1,942,327	(l)
CAD	975,000	Ritchie Bros Holdings Ltd., 4.95%, due 12/15/2029	775,651	(l)
	$1,660,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	1,625,140	(l)
		United Rentals N.A., Inc.
	1,115,000	5.25%, due 1/15/2030	1,170,750
	1,170,000	3.75%, due 1/15/2032	1,128,611
			54,484,079
Technology Hardware & Equipment 0.4%
	2,345,000	CommScope Finance LLC, 8.25%, due 3/1/2027	2,294,301	(l)
		CommScope Technologies LLC
	1,901,000	6.00%, due 6/15/2025	1,851,596	(l)
	2,215,000	5.00%, due 3/15/2027	1,972,524	(l)(q)
		CommScope, Inc.
	2,025,000	7.13%, due 7/1/2028	1,888,312	(l)
	2,055,000	4.75%, due 9/1/2029	1,968,546	(l)
	1,750,000	Imola Merger Corp., 4.75%, due 5/15/2029	1,702,698	(l)
			11,677,977
Telecom - Wireless 0.0%(g)
	1,150,000	T-Mobile USA, Inc., 3.38%, due 4/15/2029	1,129,990
Telecom - Wireline Integrated & Services 1.4%
	8,355,000	Altice France Holding SA, 6.00%, due 2/15/2028	7,625,191	(k)(l)
	3,400,000	Altice France SA, 5.50%, due 1/15/2028	3,243,260	(l)
		Consolidated Communications, Inc.
	1,765,000	5.00%, due 10/1/2028	1,710,197	(l)(q)
	1,645,000	6.50%, due 10/1/2028	1,693,856	(l)
		Frontier Communications Corp.
	1,550,000	5.88%, due 10/15/2027	1,596,035	(l)
	1,205,000	5.00%, due 5/1/2028	1,192,950	(l)
	1,790,000	6.75%, due 5/1/2029	1,794,475	(l)
	2,975,000	5.88%, due 11/1/2029	2,864,360
	1,440,000	6.00%, due 1/15/2030	1,389,888	(l)
		Iliad Holding SAS
	495,000	7.00%, due 10/15/2028	503,222	(l)
	555,000	6.50%, due 10/15/2026	562,010	(l)
		Level 3 Financing, Inc.
	2,725,000	4.63%, due 9/15/2027	2,711,647	(l)
	610,000	3.63%, due 1/15/2029	555,100	(l)
	1,895,000	Lumen Technologies, Inc., 5.38%, due 6/15/2029	1,796,631	(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

	$2,875,000	Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 6.00%, due 2/15/2028	$2,703,362	(l)(q)
	660,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	622,116	(l)
GBP	3,635,000	Virgin Media Vendor Financing Notes III Designated Activiey Co., 4.88%, due 7/15/2028	4,731,172	(k)(o)
	$3,950,000	Virgin Media Vendor Financing Notes IV Designated Activiey Co., 5.00%, due 7/15/2028	3,722,875	(k)(l)
	2,775,000	Zayo Group Holdings, Inc., 6.13%, due 3/1/2028	2,617,935	(l)
			43,636,282
Telecommunications 2.2%
EUR	600,000	Altice France Holding SA, 4.00%, due 2/15/2028	612,501	(o)(q)
		Altice France SA
EUR	200,000	3.38%, due 1/15/2028	209,558	(o)
EUR	4,375,000	4.13%, due 1/15/2029	4,663,352	(k)(o)
		AT&T, Inc.
	$1,000,000	(3M USD LIBOR + 0.89%), 1.05%, due 2/15/2023	1,006,370	(b)
	335,000	(SOFR + 0.64%), 0.69%, due 3/25/2024	334,682	(b)
CAD	700,000	4.00%, due 11/25/2025	577,082
	$8,117,000	4.50%, due 3/9/2048	8,951,873	(k)
	2,635,000	3.65%, due 6/1/2051	2,575,815	(k)
	8,140,000	3.50%, due 9/15/2053	7,734,838
CAD	500,000	Bell Telephone Co. of Canada or Bell Canada, 2.20%, due 5/29/2028	376,002
	$200,000	Bharti Airtel Int'l Netherlands BV, 5.35%, due 5/20/2024	212,834	(o)
	1,020,000	C&W Senior Financing Designated Activiey Co., 6.88%, due 9/15/2027	1,062,896	(k)(l)
EUR	2,860,000	eircom Finance Designated Activiey Co., 3.50%, due 5/15/2026	3,181,054	(k)(o)
EUR	1,269,000	Iliad Holding SASU, 5.63%, due 10/15/2028	1,449,607	(o)
		Lorca Telecom Bondco SA
EUR	600,000	4.00%, due 9/18/2027	661,903	(l)
EUR	6,360,000	4.00%, due 9/18/2027	7,016,103	(k)(o)
	$2,315,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	2,487,667	(k)(l)
EUR	2,860,000	PLT VII Finance S.a.r.l., 4.63%, due 1/5/2026	3,171,547	(k)(o)
		SoftBank Group Corp.
EUR	110,000	5.00%, due 4/15/2028	121,717	(o)
EUR	547,000	4.00%, due 9/19/2029	555,679	(o)
		T-Mobile USA, Inc.
	$6,530,000	4.50%, due 4/15/2050	7,154,200	(k)
	8,955,000	3.40%, due 10/15/2052	8,239,675	(l)
	239,000	VEON Holdings BV, 4.00%, due 4/9/2025	231,464	(l)
	8,555,000	Verizon Communications, Inc., 2.36%, due 3/15/2032	8,124,022	(l)
	250,000	VF Ukraine PAT via VFU Funding PLC, 6.20%, due 2/11/2025	232,224	(o)
GBP	355,000	Vodafone Group PLC, 4.88%, due 10/3/2078	492,584	(o)(r)
			71,437,249
Theaters & Entertainment 0.2%
		Live Nation Entertainment, Inc.
	$1,385,000	4.88%, due 11/1/2024	1,394,695	(l)
	3,660,000	6.50%, due 5/15/2027	3,939,331	(k)(l)
			5,334,026
Transportation 0.0%(g)
	717,941	MV24 Capital BV, 6.75%, due 6/1/2034	716,153	(l)
EUR	141,160	Reseau Ferre France, 2.45%, due 2/28/2023	169,402
			885,555
Transportation Infrastructure - Services 0.2%
EUR	3,400,000	Abertis Infraestructuras Finance BV, 3.25%, due 11/24/2025	3,808,577	(k)(o)(r)(s)
EUR	595,000	Atlantia SpA, 1.88%, due 7/13/2027	670,308	(o)
EUR	401,000	Autostrade per l'Italia SpA, 1.88%, due 9/26/2029	448,100	(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

GBP	505,000	National Express Group PLC, 4.25%, due 11/26/2025	$682,307	(o)(r)(s)
			5,609,292
Water 0.0%(g)
EUR	200,000	Veolia Environnement SA, 2.50%, due 1/20/2029	218,481	(o)(r)(s)

		Total Corporate Bonds (Cost $1,426,214,043)	1,386,335,462

Convertible Bonds 0.1%
Media 0.1%
	$2,505,000	DISH Network Corp., 2.38%, due 3/15/2024 (Cost $2,375,580)	2,399,003

Municipal Notes 1.3%
California 0.4%
	1,370,000	Bay Area Toll Au. Toll Bridge Rev. (Build America Bonds), Ser. 2010-S-1, 7.04%, due 4/1/2050	2,318,293
	1,370,000	California St. G.O. (Build America Bonds), Ser. 2010, 7.63%, due 3/1/2040	2,185,196
	2,055,000	California St. Univ. Ref. Rev., Ser. 2020-B, 2.98%, due 11/1/2051	1,956,037
	2,120,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Ref., (AGM Insured), Ser. 2019-A, 3.92%, due 1/15/2053	2,204,224
	1,105,000	Los Angeles Comm. College Dist. G.O. (Build America Bonds), Ser. 2010-E, 6.75%, due 8/1/2049	1,839,254
	1,710,000	Univ. of California Regents Med. Ctr. Pooled Rev., Ser. 2020-N, 3.01%, due 5/15/2050	1,692,631
			12,195,635
Massachusetts 0.0%(g)
	1,060,000	Massachusetts St. Ed. Fin. Au. Rev. Ref., Ser. 2018-A, 4.08%, due 7/1/2027	1,152,807

Michigan 0.1%
	1,770,000	Michigan Fin. Au. Hosp. Rev. Ref. (Trinity Hlth. Credit Group), Ser. 2019-T, 3.38%, due 12/1/2040	1,847,740

Nevada 0.1%
	2,055,000	Clark Co. Nevada G.O. (Las Vegas Convention and Visitors Au.), Ser. 2019-D, 3.23%, due 7/1/2044	2,108,919

New Jersey 0.0%(g)
	695,000	Atlantic City G.O. Ref., Ser. 2018, 4.29%, due 9/1/2026	728,748
	595,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Rev. Ref. (Single Family Hsg.), Ser. 2018-B, 3.80%, due 10/1/2032	625,512
			1,354,260
New York 0.1%
	2,740,000	New York St. Dorm. Au. Rev. Non St. Supported Debt Ref. (New York Univ.), Ser. 2020-B, 2.69%, due 7/1/2040	2,570,232

Ohio 0.2%
	2,055,000	Highland Local Sch. Dist. G.O. Ref., Ser. 2020, 3.19%, due 12/1/2049	2,115,048
	2,055,000	JobsOhio Beverage Sys. Statewide Liquor Profits Rev. Ref., Ser. 2020-A, 2.83%, due 1/1/2038	2,032,091
	2,230,000	Ohio St. Turnpike Commission Junior Lien Rev. Ref. (Infrastructure Proj.), Ser. 2020-A, 3.22%, due 2/15/2048	2,248,947
	2,055,000	Ohio Univ. Gen. Receipt Athens Ref. Rev., Ser. 2020, 2.91%, due 12/1/2043	1,944,771
			8,340,857
Pennsylvania 0.1%
	2,055,000	Commonwealth Fin. Au. Rev. Ref., Ser. 2020-C, 3.53%, due 6/1/2042	2,133,500

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

Texas 0.2%
$1,710,000	Dallas Area Rapid Transit Sales Tax Rev. Ref., Ser. 2020-C, 2.82%, due 12/1/2042	$1,630,040
2,055,000	Grand Parkway Trans. Corp. Sys. Sub. Tier Toll Rev. Ref., Ser. 2020-B, 3.24%, due 10/1/2052	2,070,442
1,410,000	Texas St. Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-B, 3.92%, due 12/31/2049	1,493,611
2,125,000	Texas St. Trans. Commission Central Texas Turnpike Sys. First Tier Rev. Ref., Ser. 2020-C, 3.03%, due 8/15/2041	2,053,353
		7,247,446
Utah 0.1%
2,055,000	Utah St. Transit Au. Sales Tax Rev. Ref., Ser. 2020, 2.77%, due 12/15/2038	2,002,086

	Total Municipal Notes (Cost $41,685,416)	40,953,482

Asset-Backed Securities 6.2%
1,650,000	37 Capital CLO Ltd., Ser. 2021-1A, Class E, (3M USD LIBOR + 7.20%), 7.40%, due 10/15/2034	1,633,582	(b)(l)
1,000,000	AB BSL CLO, Ser. 2020-1A, Class DR, (3M SOFR + 3.45%), 3.62%, due 1/15/2035	1,000,000	(b)(l)
	AIG CLO LLC
1,500,000	Ser. 2020-1A, Class DR, (3M USD LIBOR + 3.00%), 3.24%, due 4/15/2034	1,483,401	(b)(l)
3,000,000	Ser. 2020-1A, Class ER, (3M USD LIBOR + 6.30%), 6.54%, due 4/15/2034	2,965,109	(b)(l)
1,100,000	AIMCO CLO, Ser. 2018-AA, Class E, (3M USD LIBOR + 5.15%), 5.39%, due 4/17/2031	1,064,345	(b)(l)
1,050,000	AIMCO CLO 10 Ltd., Ser. 2019-10A, Class DR, (3M USD LIBOR + 2.90%), 3.16%, due 7/22/2032	1,044,777	(b)(l)
550,000	Alinea CLO Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 6.00%), 6.25%, due 7/20/2031	538,232	(b)(l)
9,980,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	10,201,571	(l)
	American Express Credit Account Master Trust
1,000,000	Ser. 2017-2, Class A, (1M USD LIBOR + 0.45%), 0.55%, due 9/16/2024	1,000,100	(b)
665,000	Ser. 2017-5, Class A, (1M USD LIBOR + 0.38%), 0.48%, due 2/18/2025	665,898	(b)
	Apidos CLO XXVIII
500,000	Ser. 2017-28A, Class C, (3M USD LIBOR + 2.50%), 2.75%, due 1/20/2031	484,161	(b)(l)
500,000	Ser. 2017-28A, Class D, (3M USD LIBOR + 5.50%), 5.75%, due 1/20/2031	473,396	(b)(l)
1,179,892	Apollo Aviation Securitization Asset Trust, Ser. 2020-1A, Class A, 3.35%, due 1/16/2040	1,109,651	(l)
	Ares LIII CLO Ltd.
4,750,000	Ser. 2019-53A, Class D, (3M USD LIBOR + 3.75%), 4.01%, due 4/24/2031	4,752,783	(b)(l)
1,700,000	Ser. 2019-53A, Class E, (3M USD LIBOR + 6.85%), 7.11%, due 4/24/2031	1,701,553	(b)(l)
2,000,000	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3M USD LIBOR + 6.10%), 6.34%, due 10/15/2030	1,979,099	(b)(l)
1,000,000	Ares XXVII CLO Ltd., Ser. 2013-2A, Class ER2, (3M USD LIBOR + 6.75%), 7.03%, due 10/28/2034	983,305	(b)(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

	Assurant CLO II Ltd.
$250,000	Ser. 2018-1A, Class D, (3M USD LIBOR + 2.85%), 3.10%, due 4/20/2031	$246,640	(b)(l)
1,500,000	Ser. 2018-1A, Class E, (3M USD LIBOR + 5.60%), 5.85%, due 4/20/2031	1,445,701	(b)(l)
4,988,000	Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2021-2A, Class B, 1.90%, due 2/20/2028	4,859,903	(l)
1,000,000	Battalion CLO Ltd., Ser. 2021-21A, Class D, (3M USD LIBOR + 3.30%), 3.54%, due 7/15/2034	990,320	(b)(l)
3,900,000	Beacon Container Finance II LLC, Ser. 2021-1A, Class A, 2.25%, due 10/22/2046	3,836,259	(l)
3,000,000	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3M USD LIBOR + 6.41%), 6.65%, due 10/15/2030	2,940,235	(b)(l)
2,000,000	Bluemountain CLO Ltd., Ser. 2017-33A, Class E, (3M USD LIBOR + 6.83%), 6.91%, due 11/20/2034	1,980,466	(b)(l)
700,000	BlueMountain CLO XXV Ltd., Ser. 2019-25A, Class D1R, (3M USD LIBOR + 3.30%), 3.54%, due 7/15/2036	700,049	(b)(l)
202,357	BMW Vehicle Lease Trust, Ser. 2021-1, Class A2, 0.20%, due 3/27/2023	202,214
272,086	Canadian Pacer Auto Receivables Trust, Ser. 2021-1A, Class A2A, 0.24%, due 10/19/2023	271,560	(l)
	Canyon Capital CLO Ltd.
650,000	Ser. 2014-1A, Class DR, (3M USD LIBOR + 5.50%), 5.80%, due 1/30/2031	599,335	(b)(l)
1,000,000	Ser. 2021-1A, Class E, (3M USD LIBOR + 6.41%), 6.65%, due 4/15/2034	994,849	(b)(l)
	Carbone CLO Ltd.
1,000,000	Ser. 2017-1A, Class C, (3M USD LIBOR + 2.60%), 2.85%, due 1/20/2031	985,506	(b)(l)
1,000,000	Ser. 2017-1A, Class D, (3M USD LIBOR + 5.90%), 6.15%, due 1/20/2031	1,006,351	(b)(l)
1,120,000	CARLYLE U.S. CLO Ltd., Ser. 2017-5A, Class D, (3M USD LIBOR + 5.30%), 5.55%, due 1/20/2030	1,040,244	(b)(l)
1,571,770	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, (1M USD LIBOR + 0.48%), 0.59%, due 3/25/2036	1,569,877	(b)
	CIFC Funding III Ltd.
2,350,000	Ser. 2019-3A, Class DR, (3M USD LIBOR + 6.80%), 7.04%, due 10/16/2034	2,358,373	(b)(l)
750,000	Ser. 2020-3A, Class ER, (3M USD LIBOR + 6.50%), 6.75%, due 10/20/2034	751,129	(b)(l)
2,000,000	Ser. 2021-3A, Class D, (3M USD LIBOR + 3.00%), 3.24%, due 7/15/2036	1,984,622	(b)(l)
1,500,000	Citibank Credit Card Issuance Trust, Ser. 2017-A7, Class A7, (1M USD LIBOR + 0.37%), 0.47%, due 8/8/2024	1,502,473	(b)
422,244	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, (1M USD LIBOR + 0.32%), 0.43%, due 9/25/2036	401,023	(b)
	Crown City CLO III
3,000,000	Ser. 2021-1A, Class C, (3M USD LIBOR + 3.30%), 3.55%, due 7/20/2034	2,999,975	(b)(l)
3,000,000	Ser. 2021-1A, Class D, (3M USD LIBOR + 6.75%), 7.00%, due 7/20/2034	2,999,924	(b)(l)
238,000	DLLMT LLC, Ser. 2021-1A, Class A2, 0.60%, due 3/20/2024	236,910	(l)
3,650,000	Dryden 36 Senior Loan Fund, Ser. 2014-36A, Class ER2, (3M USD LIBOR + 6.88%), 7.12%, due 4/15/2029	3,606,891	(b)(l)
250,000	Dryden 45 Senior Loan Fund, Ser. 2016-45A, Class ER, (3M USD LIBOR + 5.85%), 6.09%, due 10/15/2030	244,429	(b)(l)
850,000	Dryden 49 Senior Loan Fund, Ser. 2017-49A, Class E, (3M USD LIBOR + 6.30%), 6.54%, due 7/18/2030	837,408	(b)(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE

		Dryden 53 CLO Ltd.
	$300,000	Ser. 2017-53A, Class D, (3M USD LIBOR + 2.40%), 2.64%, due 1/15/2031	$293,842	(b)(l)
	750,000	Ser. 2017-53A, Class E, (3M USD LIBOR + 5.30%), 5.54%, due 1/15/2031	735,666	(b)(l)
	2,350,000	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, (3M USD LIBOR + 6.20%), 6.45%, due 10/19/2029	2,327,372	(b)(l)
		Eaton Vance CLO Ltd.
	850,000	Ser. 2015-1A, Class DR, (3M USD LIBOR + 2.50%), 2.75%, due 1/20/2030	831,343	(b)(l)
	900,000	Ser. 2015-1A, Class ER, (3M USD LIBOR + 5.60%), 5.85%, due 1/20/2030	856,704	(b)(l)
	750,000	Ser. 2018-1A, Class E, (3M USD LIBOR + 6.00%), 6.24%, due 10/15/2030	726,617	(b)(l)
	1,000,000	Elmwood CLO VI Ltd., Ser. 2020-3A, Class ER, (3M USD LIBOR + 6.50%), 6.75%, due 10/20/2034	990,264	(b)(l)
		Elmwood CLO VII Ltd.
	1,000,000	Ser. 2021-5A, Class D, (3M USD LIBOR + 3.05%), 3.17%, due 1/20/2035	1,000,066	(b)(l)
	2,000,000	Ser. 2021-5A, Class E, (3M USD LIBOR + 6.35%), 6.47%, due 1/20/2035	1,980,231	(b)(l)
	2,150,000	Flatiron CLO 18 Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 5.15%), 5.39%, due 4/17/2031	2,080,347	(b)(l)
	700,000	Flatiron CLO Ltd., Ser. 2017-1A, Class ER, (3M USD LIBOR + 5.90%), 6.06%, due 5/15/2030	697,632	(b)(l)
	1,195,000	Ford Credit Auto Lease Trust, Ser. 2021-B, Class A2, 0.24%, due 4/15/2024	1,190,404
	2,500,000	Fort Washington CLO Ltd., Ser. 2019-1A, Class ER, (3M USD LIBOR + 6.75%), 7.00%, due 10/20/2032	2,475,864	(b)(l)
	613,448	Foundation Finance Trust, Ser. 2019-1A, Class A, 3.86%, due 11/15/2034	626,312	(l)
	2,225,000	Galaxy XV CLO Ltd., Ser. 2013-15A, Class ER, (3M USD LIBOR + 6.65%), 6.89%, due 10/15/2030	2,215,376	(b)(l)
	1,600,000	Galaxy XVIII CLO Ltd., Ser. 2018-28A, Class E, (3M USD LIBOR + 6.00%), 6.24%, due 7/15/2031	1,530,385	(b)(l)
	1,000,000	Galaxy XXV CLO Ltd., Ser. 2018-25A, Class E, (3M USD LIBOR + 5.95%), 6.21%, due 10/25/2031	983,564	(b)(l)
	250,000	Galaxy XXVII CLO Ltd., Ser. 2018-27A, Class E, (3M USD LIBOR + 5.78%), 5.94%, due 5/16/2031	239,773	(b)(l)
EUR	370,113	Gedesco Trade Receivables Designated Activity Co., Ser. 2020-1, Class A, (1M EURIBOR + 1.15%), 0.59%, due 1/24/2026	415,746	(b)(o)
	$1,550,000	Generate CLO 2 Ltd., Ser. 2015-1A, Class DR, (3M USD LIBOR + 2.60%), 2.86%, due 1/22/2031	1,511,990	(b)(l)
	1,600,000	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.40%), 6.64%, due 10/15/2030	1,603,200	(b)(l)
		GM Financial Consumer Automobile Receivables Trust
	234,000	Ser. 2021-4, Class A2, 0.28%, due 11/18/2024	232,988
	600,000	Ser. 2022-1, Class A2, 0.76%, due 2/18/2025	598,781
	455,000	GreatAmerica Leasing Receivables Funding LLC, Ser. 2021-2, Class A2, 0.38%, due 3/15/2024	451,422	(l)
	2,500,000	Gulf Stream Meridian 5 Ltd., Ser. 2021-5A, Class D, (3M USD LIBOR + 6.33%), 6.57%, due 7/15/2034	2,463,590	(b)(l)
	1,000,000	Gulf Stream Meridian 6 Ltd., Ser. 2021-6A, Class A2, (3M USD LIBOR + 6.36%), 6.48%, due 1/15/2037	990,169	(b)(l)
	1,000,000	HalseyPoint CLO 4 Ltd., Ser. 2021-4A, Class E, (3M USD LIBOR + 6.71%), 6.84%, due 4/20/2034	985,380	(b)(l)
	757,000	Honda Auto Receivables Owner Trust, Ser. 2021-4, Class A2, 0.39%, due 5/21/2024	754,943

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE

	Hyundai Auto Lease Securitization Trust
$104,585	Ser. 2020-B, Class A2, 0.36%, due 1/17/2023	$104,578	(l)
555,131	Ser. 2021-B, Class A2, 0.19%, due 10/16/2023	553,733	(l)
1,250,000	Jay Park CLO Ltd., Ser. 2016-1A, Class DR, (3M USD LIBOR + 5.20%), 5.45%, due 10/20/2027	1,226,039	(b)(l)
5,500,000	KKR CLO 25 Ltd., Ser. 25, Class DR, (3M USD LIBOR + 3.40%), 3.64%, due 7/15/2034	5,499,518	(b)(l)
3,000,000	Madison Park Funding XXXV Ltd., Ser. 2019-35A, Class ER, (3M USD LIBOR + 6.10%), 6.35%, due 4/20/2032	2,999,920	(b)(l)
	Magnetite CLO Ltd.
3,000,000	Ser. 2019-22A, Class DR, (3M USD LIBOR + 3.10%), 3.34%, due 4/15/2031	2,972,392	(b)(l)
250,000	Ser. 2018-20A, Class D, (3M USD LIBOR + 2.50%), 2.75%, due 4/20/2031	242,850	(b)(l)
250,000	Ser. 2018-20A, Class E, (3M USD LIBOR + 5.35%), 5.60%, due 4/20/2031	247,919	(b)(l)
1,000,000	Magnetite XXVIII Ltd., Ser. 2020-28A, Class ER, (3M USD LIBOR + 6.15%), 6.38%, due 1/20/2035	990,057	(b)(l)
500,000	Marble Point CLO XI Ltd., Ser. 2017-2A, Class D, (3M USD LIBOR + 2.80%), 3.04%, due 12/18/2030	462,002	(b)(l)
	Mercedes-Benz Auto Lease Trust
172,051	Ser. 2021-A, Class A2, 0.18%, due 3/15/2023	171,992
935,340	Ser. 2021-B, Class A2, 0.22%, due 1/16/2024	933,511
460,000	MMAF Equipment Finance LLC, Ser. 2021-A, Class A2, 0.30%, due 4/15/2024	459,084	(l)
2,000,000	Morgan Stanley Eaton Vance CLO Ltd., Ser. 2021-1A, Class E, (3M USD LIBOR + 6.75%), 6.88%, due 10/20/2034	1,992,830	(b)(l)
4,133,430	MVW LLC, Ser. 2021-2A, Class B, 1.83%, due 5/20/2039	4,058,352	(l)
	OCP CLO Ltd.
2,000,000	Ser. 2017-13A, Class DR, (3M USD LIBOR + 6.50%), 6.74%, due 7/15/2030	1,994,285	(b)(l)
3,800,000	Ser. 2017-14A, Class C, (3M USD LIBOR + 2.60%), 2.76%, due 11/20/2030	3,725,101	(b)(l)
1,800,000	Ser. 2017-14A, Class D, (3M USD LIBOR + 5.80%), 5.96%, due 11/20/2030	1,775,992	(b)(l)
1,250,000	OHA Credit Funding 3 Ltd., Ser. 2019-3A, Class DR, (3M USD LIBOR + 2.90%), 3.15%, due 7/2/2035	1,237,689	(b)(l)
	OHA Credit Funding 6 Ltd.
2,500,000	Ser. 2020-6A, Class DR, (3M USD LIBOR + 3.15%), 3.40%, due 7/20/2034	2,462,891	(b)(l)
3,000,000	Ser. 2020-6A, Class ER, (3M USD LIBOR + 6.25%), 6.50%, due 7/20/2034	2,978,222	(b)(l)
750,000	OHA Credit Partners XV Ltd., Ser. 2017-15A, Class D, (3M USD LIBOR + 2.45%), 2.70%, due 1/20/2030	733,656	(b)(l)
	Palmer Square CLO Ltd.
700,000	Ser. 2014-1A, Class DR2, (3M USD LIBOR + 5.70%), 5.94%, due 1/17/2031	700,695	(b)(l)
1,600,000	Ser. 2018-1A, Class D, (3M USD LIBOR + 5.15%), 5.39%, due 4/18/2031	1,546,610	(b)(l)
3,500,000	Ser. 2015-1A, Class DR4, (3M USD LIBOR + 6.50%), 6.66%, due 5/21/2034	3,499,816	(b)(l)
300,000	PPM CLO 3 Ltd., Ser. 2019-3A, Class DR, (3M USD LIBOR + 3.10%), 3.34%, due 4/17/2034	299,230	(b)(l)
4,855,000	Prestige Auto Receivables Trust, Ser. 2021-1A, Class D, 2.08%, due 2/15/2028	4,769,019	(l)
1,000,000	Riserva CLO Ltd., Ser. 2016-3A, Class ERR, (3M USD LIBOR + 6.50%), 6.74%, due 1/18/2034	999,965	(b)(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)		VALUE
	Sandstone Peak Ltd.
$1,000,000	Ser. 2021-A, Class E, (3M USD LIBOR + 6.80%), due 10/15/2034	$990,163	(b)(e)(l)
1,500,000	Ser. 2021-A, Class D, (3M USD LIBOR + 3.55%), due 10/15/2034	1,500,237	(b)(e)(l)
668,071	Santander Retail Auto Lease Trust, Ser. 2021-A, Class A2, 0.32%, due 2/20/2024	665,545	(l)
158,159	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, (1M USD LIBOR + 0.98%), 1.08%, due 7/25/2034	159,999	(b)
2,939,420	Sierra Timeshare Receivables Funding LLC, Ser. 2021-2A, Class D, 3.23%, due 9/20/2038	2,886,417	(l)
3,250,000	Signal Peak CLO 7 Ltd., Ser. 2019-1A, Class D, (3M USD LIBOR + 3.85%), 4.15%, due 4/30/2032	3,250,836	(b)(l)
1,000,000	Symphony CLO XXI Ltd., Ser. 2019-21A, Class DR, (3M USD LIBOR + 3.30%), 3.54%, due 7/15/2032	1,000,489	(b)(l)
10,619,000	Taco Bell Funding LLC, Ser. 2021-1A, Class A2I, 1.95%, due 8/25/2051	10,226,575	(l)
602,233	Tesla Auto Lease Trust, Ser. 2021-A, Class A2, 0.36%, due 3/20/2025	600,188	(l)
1,150,000	TICP CLO V Ltd., Ser. 2016-5A, Class ER, (3M USD LIBOR + 5.75%), 5.99%, due 7/17/2031	1,114,634	(b)(l)
1,000,000	TICP CLO X Ltd., Ser. 2018-10A, Class E, (3M USD LIBOR + 5.50%), 5.75%, due 4/20/2031	980,227	(b)(l)
1,150,000	TICP CLO XIII Ltd., Ser. 2019-13E, Class ER, (3M USD LIBOR + 6.20%), 6.44%, due 4/15/2034	1,137,805	(b)(l)
	Toyota Auto Receivables Owner Trust
1,357,244	Ser. 2021-B, Class A2, 0.14%, due 1/16/2024	1,355,073
263,000	Ser. 2022-A, Class A2, 0.74%, due 10/15/2024	262,681
1,300,000	TRESTLES CLO II Ltd., Ser. 2018-2A, Class D, (3M USD LIBOR + 5.75%), 6.01%, due 7/25/2031	1,249,465	(b)(l)
1,200,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class DR, (3M USD LIBOR + 6.25%), 6.51%, due 4/25/2032	1,200,050	(b)(l)
1,500,000	Trinitas CLO XVI Ltd., Ser. 2021-16A, Class D, (3M USD LIBOR + 3.30%), 3.55%, due 7/20/2034	1,499,987	(b)(l)
8,213,000	Vantage Data Centers LLC, Ser. 2021-1A, Class A2, 2.17%, due 10/15/2046	8,000,467	(l)
4,000,000	Verde CLO Ltd., Ser. 2019-1A, Class DR, (3M USD LIBOR + 3.25%), 3.49%, due 4/15/2032	3,999,964	(b)(l)
	Verizon Owner Trust
118,281	Ser. 2019-A, Class A1B, (1M USD LIBOR + 0.33%), 0.43%, due 9/20/2023	118,325	(b)
390,826	Ser. 2019-B, Class A1B, (1M USD LIBOR + 0.45%), 0.55%, due 12/20/2023	390,971	(b)
1,215,000	Volkswagen Auto Loan Enhanced Trust, Ser. 2021-1, Class A2, 0.49%, due 10/21/2024	1,212,332
	Voya CLO Ltd.
250,000	Ser. 2018-3A, Class E, (3M USD LIBOR + 5.75%), 5.99%, due 10/15/2031	242,980	(b)(l)
350,000	Ser. 2016-3A, Class DR, (3M USD LIBOR + 6.08%), 6.32%, due 10/18/2031	332,150	(b)(l)
1,500,000	Whitebox CLO III Ltd., Ser. 2021-3A, Class E, (3M USD LIBOR + 6.85%), 6.97%, due 10/15/2034	1,485,074	(b)(l)
580,000	World Omni Auto Receivables Trust, Ser. 2021-C, Class A2, 0.22%, due 9/16/2024	578,404

	Total Asset-Backed Securities (Cost $204,115,879)	202,542,586

Foreign Government Securities 4.6%
5,100,000	1MDB Global Investments Ltd., 4.40%, due 3/9/2023	5,103,819	(k)(o)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
		Angolan Government International Bond
	$200,000	9.50%, due 11/12/2025	$218,427	(o)
	4,945,000	9.38%, due 5/8/2048	4,820,880	(l)
		Argentine Republic Government International Bond
	175,982	1.00%, due 7/9/2029	62,051
	195,940	0.50%, due 7/9/2030	66,132	(v)
	593,918	Brazil Loan Trust 1, 5.48%, due 7/24/2023	603,575	(o)
		Brazil Notas do Tesouro Nacional
BRL	6,000,000	Ser. F, 10.00%, due 1/1/2025	1,095,998
BRL	23,170,000	Ser. F, 10.00%, due 1/1/2029	4,097,937
		Bundesrepublik Deutschland Bundesanleihe
EUR	121,000	0.00%, due 2/15/2030	137,295	(o)
EUR	325,000	0.00%, due 8/15/2031	365,952	(o)
EUR	1,251,605	Ser. G, 0.00%, due 8/15/2031	1,412,289	(o)
EUR	208,282	0.00%, due 5/15/2036	228,983	(o)
EUR	136,900	2.50%, due 8/15/2046	240,723	(o)
	$200,000	Chile Government International Bond, 2.75%, due 1/31/2027	202,702
		Colombia Government International Bond
	520,000	3.88%, due 4/25/2027	510,125
	1,105,000	3.00%, due 1/30/2030	962,798
		Colombian TES
COP	11,863,000,000	Ser. B, 6.00%, due 4/28/2028	2,616,733
COP	8,337,100,000	Ser. B, 7.00%, due 6/30/2032	1,824,640
COP	7,220,600,000	Ser. B, 7.25%, due 10/18/2034	1,566,769
	$865,000	Costa Rica Government International Bond, 7.00%, due 4/4/2044	800,999	(l)
		Cyprus Government International Bond
EUR	205,000	0.00%, due 2/9/2026	227,539	(o)
EUR	214,000	0.95%, due 1/20/2032	235,016	(o)
		Dominican Republic International Bond
	$200,000	5.88%, due 4/18/2024	208,302	(o)
	2,575,000	6.85%, due 1/27/2045	2,698,342	(l)
	1,020,000	Ecuador Government International Bond, 5.00%, due 7/31/2030	884,850	(l)(v)
		Egypt Government International Bond
	200,000	5.25%, due 10/6/2025	198,157	(o)
	3,230,000	8.50%, due 1/31/2047	2,694,124	(l)
	3,855,000	7.50%, due 2/16/2061	2,987,394	(l)
	485,000	El Salvador Government International Bond, 9.50%, due 7/15/2052	285,908	(l)
		European Union
EUR	254,000	0.00%, due 7/6/2026	286,346	(o)
EUR	172,000	0.00%, due 10/4/2028	191,942	(o)
EUR	117,000	0.00%, due 4/22/2031	128,120	(o)
EUR	158,000	0.40%, due 2/4/2037	174,458	(o)
		French Republic Government Bond OAT
EUR	332,593	0.10%, due 3/1/2025	402,233	(j)(o)
EUR	174,000	0.50%, due 5/25/2025	200,505	(o)
EUR	475,000	0.00%, due 2/25/2026	537,150	(o)
EUR	233,604	1.85%, due 7/25/2027	323,156	(j)(o)
EUR	225,272	0.10%, due 3/1/2028	284,656	(j)(o)
EUR	551,754	1.50%, due 5/25/2031	688,457	(o)
EUR	143,000	0.00%, due 11/25/2031	155,002	(o)
EUR	262,500	0.00%, due 5/25/2032	282,376	(o)
EUR	120,000	1.50%, due 5/25/2050	152,491	(o)
		Ghana Government International Bond
	$200,000	6.38%, due 2/11/2027	159,601	(o)
	1,610,000	10.75%, due 10/14/2030	1,718,997	(l)
	4,110,000	Indonesia Government International Bond, 4.63%, due 4/15/2043	4,506,494	(l)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
		Indonesia Treasury Bond
IDR	72,098,000,000	6.13%, due 5/15/2028	$5,037,185
IDR	54,478,000,000	8.25%, due 5/15/2029	4,193,238
IDR	26,460,000,000	7.00%, due 9/15/2030	1,891,314
		Ireland Government Bond
EUR	99,182	1.30%, due 5/15/2033	121,041	(o)
EUR	230,000	0.40%, due 5/15/2035	250,640	(o)
	$200,000	Istanbul Metropolitan Municipality, 6.38%, due 12/9/2025	188,129	(o)
		Italy Buoni Poliennali Del Tesoro
EUR	371,737	2.60%, due 9/15/2023	456,216	(j)(o)
EUR	1,133,000	1.45%, due 11/15/2024	1,320,653	(o)
EUR	367,000	1.45%, due 5/15/2025	429,094	(o)
EUR	744,081	1.40%, due 5/26/2025	904,335	(j)(o)
EUR	224,000	1.85%, due 7/1/2025	265,447	(o)
EUR	176,000	1.60%, due 6/1/2026	207,650	(o)
EUR	337,000	0.00%, due 8/1/2026	370,344	(o)
EUR	142,000	2.05%, due 8/1/2027	171,559	(o)
EUR	544,000	3.00%, due 8/1/2029	702,810	(o)
EUR	324,000	1.35%, due 4/1/2030	372,515	(o)
EUR	628,000	0.90%, due 4/1/2031	686,570	(o)
EUR	126,000	0.95%, due 12/1/2031	137,177	(o)
EUR	593,000	0.95%, due 6/1/2032	640,314	(o)
EUR	440,000	4.00%, due 2/1/2037	649,178	(o)
EUR	53,000	0.95%, due 3/1/2037	54,072	(o)
EUR	35,000	1.50%, due 4/30/2045	36,137	(o)
EUR	50,000	2.15%, due 9/1/2052	56,502	(o)
		Ivory Coast Government International Bond
	$394,167	5.75%, due 12/31/2032	392,488	(o)(v)
	2,465,000	6.13%, due 6/15/2033	2,527,446	(l)
	1,635,000	Kazakhstan Government International Bond, 6.50%, due 7/21/2045	2,180,201	(l)
	200,000	Kenya Government International Bond, 7.00%, due 5/22/2027	205,329	(o)
EUR	166,995	Kingdom of Belgium Government Bond, 1.45%, due 6/22/2037	209,156	(o)
EUR	100,000	Korea International Bond, 0.00%, due 10/15/2026	111,237
		Mexican Bonos
MXN	75,340,000	Ser. M20, 8.50%, due 5/31/2029	3,833,837
MXN	56,380,000	Ser. M, 7.75%, due 5/29/2031	2,743,236
MXN	15,400,000	Ser. M, 7.75%, due 11/23/2034	746,901
MXN	25,070,000	Ser. M, 7.75%, due 11/13/2042	1,185,101
		Mexico Government International Bond
	$3,250,000	3.50%, due 2/12/2034	3,134,657
	3,240,000	4.40%, due 2/12/2052	3,113,348
	1,155,000	Mongolia Government International Bond, 5.13%, due 4/7/2026	1,171,587	(l)
EUR	350,633	Netherlands Kingdom, 4.00%, due 1/15/2037	609,528	(o)
	$2,365,000	Nigeria Government International Bond, 7.88%, due 2/16/2032	2,299,963	(l)
		Oman Government International Bond
	206,000	4.13%, due 1/17/2023	209,100	(o)
	2,845,000	7.00%, due 1/25/2051	2,859,225	(l)
		Panama Government International Bond
	2,450,000	2.25%, due 9/29/2032	2,244,494
	1,940,000	3.30%, due 1/19/2033	1,933,831
		Peruvian Government International Bond
	200,000	7.35%, due 7/21/2025	234,194
PEN	147,000	6.95%, due 8/12/2031	40,379	(o)
	$5,335,000	3.00%, due 1/15/2034	5,121,600
	203,578	Provincia de Cordoba, 5.00%, due 12/10/2025	145,560	(o)(v)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

PRINCIPAL AMOUNT(a)			VALUE
		Qatar Government International Bond
	$370,000	3.88%, due 4/23/2023	$381,931	(o)
	2,890,000	3.75%, due 4/16/2030	3,166,561	(l)
	1,440,000	4.40%, due 4/16/2050	1,708,200	(l)
		Republic of South Africa Government Bond
ZAR	31,218,337	8.00%, due 1/31/2030	1,875,716
ZAR	52,039,335	8.25%, due 3/31/2032	3,044,982
ZAR	15,642,353	8.50%, due 1/31/2037	866,123
ZAR	11,078,815	9.00%, due 1/31/2040	629,323
	$1,920,000	Republic of South Africa Government International Bond, 5.65%, due 9/27/2047	1,741,939
		Romanian Government International Bond
	54,000	3.00%, due 2/27/2027	54,078	(o)
EUR	116,000	2.88%, due 5/26/2028	136,941	(o)
EUR	153,000	1.75%, due 7/13/2030	156,236	(o)
	$3,210,000	3.00%, due 2/14/2031	3,105,370	(o)
EUR	249,000	3.88%, due 10/29/2035	282,497	(o)
EUR	67,000	2.88%, due 4/13/2042	63,154	(o)
	$2,666,000	4.00%, due 2/14/2051	2,499,375	(o)
		Russian Federal Bond - Obligatsyi Federal'novo Zaima
RUB	304,181,000	7.05%, due 1/19/2028	3,517,333
RUB	152,133,000	6.90%, due 7/23/2031	1,678,224
RUB	44,181,000	7.70%, due 3/23/2033	512,495
RUB	107,072,000	7.25%, due 5/10/2034	1,188,706
		Saudi Government International Bond
	$2,050,000	2.75%, due 2/3/2032	2,052,563	(l)
	1,645,000	3.25%, due 11/17/2051	1,536,164	(l)
EUR	180,000	Slovenia Government Bond, 0.00%, due 2/13/2026	202,890	(o)
		Spain Government Bond
EUR	206,000	2.75%, due 10/31/2024	250,669	(o)
EUR	448,000	1.45%, due 10/31/2027	537,770	(o)
EUR	66,000	0.85%, due 7/30/2037	70,760	(o)
EUR	29,000	1.00%, due 7/30/2042	30,909	(o)

		Sri Lanka Government International Bond
	$302,000	6.85%, due 3/14/2024	152,510	(o)
	200,000	6.35%, due 6/28/2024	101,000	(o)
	255,000	7.85%, due 3/14/2029	123,864	(l)
		Turkey Government Bond
TRY	11,813,158	10.70%, due 8/17/2022	860,251
TRY	11,551,255	12.60%, due 10/1/2025	664,271
TRY	43,332,823	11.70%, due 11/13/2030	1,945,386
		Turkey Government International Bond
	$200,000	5.75%, due 3/22/2024	200,000
	1,035,000	5.88%, due 6/26/2031	903,038
		Turkiye Ihracat Kredi Bankasi AS
	360,000	5.38%, due 10/24/2023	357,200	(o)
	200,000	8.25%, due 1/24/2024	206,930	(l)
		Ukraine Government International Bond
	200,000	8.99%, due 2/1/2024	184,000	(o)
	4,225,000	7.25%, due 3/15/2033	3,539,519	(l)
	33,333	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/2022	31,985	(o)
		Uruguay Government International Bond
	2,045,000	5.10%, due 6/18/2050	2,543,285
	815,000	4.98%, due 4/20/2055	1,006,998
	1,295,300	Venezuela Government International Bond, 8.25%, due 10/13/2024	71,242	(o)(w)

	Total Foreign Government Securities (Cost $168,641,759)		148,127,349

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

NUMBER OF SHARES		VALUE

Closed-End Funds 0.1%
Investment Companies(x) 0.1%
1,973,605	Neuberger Berman Global Monthly Income Fund Ltd. (Cost $2,363,561)	$2,357,019
Purchased Options(y) 0.0%(g) (Cost $9,600)		12,525
Short-Term Investments 6.7%
Investment Companies 6.7%
169,495,449	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(z)	169,495,449	(k)
47,155,089	State Street Navigator Securities Lending Government Money Market Portfolio, 0.04%(z)	47,155,089	(aa)
	Total Short-Term Investments (Cost $216,650,538)	216,650,538

	Total Investments 121.3% (Cost $4,032,035,725)	3,921,936,617
	Liabilities Less Other Assets (21.3)%	(688,271,480	)(ab)(ac)
	Net Assets 100.0%	$3,233,665,137

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2022 and changes periodically.
(c)	The stated interest rates represent the range of rates at January 31, 2022 of the underlying contracts within the Loan Assignment.
(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)	All or a portion of this security has not settled as of January 31, 2022 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(f)	Value determined using significant unobservable inputs.
(g)	Represents less than 0.05% of net assets of the Fund.
(h)	Rate shown was the discount rate at the date of purchase.
(i)	All or a portion of the security is pledged as collateral for futures.
(j)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(k)	All or a portion of this security is segregated in connection with obligations for to be announced securities, when-issued securities, swaps, futures, forward foreign currency contracts, bond forwards and/or delayed delivery securities with a total value of $922,369,313.
(l)	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2022, these securities amounted to $1,036,243,161, which represents 32.0% of net assets of the Fund.
(m)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(n)	Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2022.
(o)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2022 amounted to $253,269,054, which represents 7.8% of net assets of the Fund.
(p)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2022 amounted to $659,162,540, which represents 20.4% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

(q)	The security or a portion of this security is on loan at January 31, 2022. Total value of all such securities at January 31, 2022 amounted to approximately $45,906,292 for the Fund.
(r)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(s)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(t)	Payment-in-kind (PIK) security.
(u)	When-issued security. Total value of all such securities at January 31, 2022 amounted to $4,960,042, which represents 0.2% of net assets of the Fund.
(v)	Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2022.
(w)	Defaulted security.
(x)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note § below).
(y)	See “Purchased option contracts” under Derivative Instruments.
(z)	Represents 7-day effective yield as of January 31, 2022.
(aa)	Represents investment of cash collateral received from securities lending.
(ab)	Includes the impact of the Fund's open positions in derivatives at January 31, 2022.
(ac)	As of January 31, 2022, the value of unfunded loan commitments was $967,712 for the Fund (see the Notes to Schedule of Investments).

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$2,988,853,484	92.4%
Cayman Islands	137,323,192	4.2%
United Kingdom	114,545,400	3.5%
France	45,278,872	1.4%
Luxembourg	30,546,336	0.9%
Netherlands	29,301,107	0.9%
Canada	27,149,689	0.8%
Switzerland	25,880,814	0.8%
Mexico	22,749,831	0.7%
Germany	20,949,346	0.6%
Sweden	20,597,373	0.6%
Spain	20,459,014	0.6%
Indonesia	17,963,954	0.6%
Brazil	17,136,132	0.5%
Ireland	12,363,972	0.4%
Italy	11,918,822	0.4%
Colombia	11,454,713	0.4%
South Africa	9,520,420	0.3%
Russia	7,863,000	0.2%
Ukraine	7,754,484	0.2%
Peru	7,046,729	0.2%
Malaysia	6,609,848	0.2%
Romania	6,297,651	0.2%
Egypt	5,879,675	0.2%
Turkey	5,728,367	0.2%
Finland	5,683,063	0.2%
Israel	5,560,933	0.2%
Oman	5,555,992	0.2%
Qatar	5,457,667	0.2%
Panama	5,241,221	0.2%
Kazakhstan	5,083,415	0.2%
Angola	5,039,307	0.2%
Zambia	4,847,038	0.1%
Belgium	4,204,409	0.1%
Czech Republic	3,933,075	0.1%
Saudi Arabia	3,588,727	0.1%
Uruguay	3,550,283	0.1%
China	3,299,835	0.1%
United Arab Emirates	3,148,524	0.1%
Cote D'Ivoire	2,919,934	0.1%
Dominican Republic	2,906,644	0.1%
Hong Kong	2,792,948	0.1%
Nigeria	2,501,419	0.1%
Chile	2,236,385	0.1%
Ghana	2,080,598	0.1%
Macau	1,740,887	0.1%
India	1,714,945	0.1%
Other countries representing less than 0.05% of net assets of the Fund	11,026,605	0.3%
Short-Term Investments and Other Liabilities-Net	(471,620,942)	(14.6)%
Total Investments	$3,233,665,137	100.0%

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

Derivative Instruments

Futures contracts ("futures")

At January 31, 2022, open positions in futures for the Fund were as follows:

Long Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2022	351	Euro-Bobl	$52,146,341	$(831,191)
3/2022	6	Euro-Buxl Bond, 30 Year	1,370,385	(93,493)
3/2022	53	Euro-Schatz	6,661,358	(20,244)
3/2022	133	United Kingdom Long Gilt Bond	21,815,184	(504,418)
3/2022	83	U.S. Treasury Long Bond	12,916,875	(259,942)
3/2022	230	U.S. Treasury Note, 2 Year	49,830,938	(384,487)
3/2022	11	U.S. Treasury Note, Ultra 10 Year	1,571,109	(11,239)
12/2022	10	Euribor Interest Rate, 3 Month	2,813,962	(982)
Total Long Positions			$149,126,152	$(2,105,996)

Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2022	8	Euro-BTP	$(1,311,111)	$36,995
3/2022	366	Euro-Bobl	(54,374,817)	838,121
3/2022	164	Euro-Bund	(31,157,817)	996,166
3/2022	11	Euro-OAT	(1,989,754)	55,948
3/2022	15	Government of Canada Bond, 5 Year	(1,423,121)	1,180
3/2022	133	United Kingdom Long Gilt Bond	(21,815,184)	516,939
3/2022	15	U.S. Treasury Note, 2 Year	(3,249,844)	23,396
3/2022	2,401	U.S. Treasury Note, 5 Year	(286,206,703)	2,670,656
3/2022	3,555	U.S. Treasury Note, 10 Year	(454,928,906)	4,062,317
3/2022	1,794	U.S. Treasury Note, Ultra 10 Year	(256,233,656)	3,046,801
3/2022	260	U.S. Treasury Ultra Bond	(49,123,750)	2,144,481
Total Short Positions			$(1,161,814,663)	$14,393,000
Total Futures				$12,287,004

At January 31, 2022, the Fund had securities pledged in the amount of $13,997,523 to cover collateral requirements on open futures.

Forward foreign currency contracts ("forward FX contracts")

At January 31, 2022, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
5,794,957	BRL	1,018,070	USD	GSI	2/2/2022	$73,237
1,774,629	BRL	331,248	USD	GSI	2/2/2022	2,951
4,020,328	BRL	750,425	USD	JPM	2/2/2022	6,683
4,385,332	BRL	802,923	USD	CITI	3/3/2022	17,018
2,994,256	BRL	528,628	USD	GSI	3/3/2022	31,219
1,649,773	BRL	291,060	USD	HSBC	3/3/2022	17,404
1,774,629	BRL	316,694	USD	GSI	4/4/2022	12,166
1,588,587,627	CLP	1,847,990	USD	GSI	2/10/2022	133,933
611,611,182	CLP	713,000	USD	CITI	3/16/2022	46,539
245,882	CLP	289	USD	CITI	3/16/2022	16
25,190,925,000	COP	6,257,216	USD	GSI	2/10/2022	117,491
3,136,275,495	COP	772,739	USD	CITI	3/16/2022	17,681
6,380,680	USD	25,190,925,000	COP	GSI	2/10/2022	5,973

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

15,589,455	CZK	631,784	EUR	GSI	3/16/2022	6,030
15,598,813	CZK	634,547	EUR	JPM	3/16/2022	3,354
38,772,484	EGP	2,247,680	USD	GSI	5/25/2022	142,481
649,270	USD	10,514,930	EGP	GSI	5/25/2022	1,069
230,302	EUR	256,581	USD	BB	3/3/2022	2,304
184,244	EUR	205,555	USD	HSBC	3/3/2022	1,555
641,504	EUR	2,921,984	PLN	HSBC	3/8/2022	6,877
439,014	USD	384,956	EUR	CITI	2/3/2022	6,526
373,787	USD	329,630	EUR	CITI	2/3/2022	3,457
210,240	USD	184,524	EUR	CITI	2/3/2022	2,932
281,883	USD	248,620	EUR	CITI	2/3/2022	2,566
504,991	USD	447,337	EUR	GSI	2/3/2022	2,420
307,368	USD	271,249	EUR	JPM	2/3/2022	2,628
104,742	USD	92,782	EUR	JPM	2/3/2022	504
312,144	USD	275,759	EUR	SCB	3/3/2022	2,162
138,901	USD	122,263	EUR	SCB	3/3/2022	1,464
162,647,300	USD	143,102,881	EUR	GSI	4/20/2022	1,575,989
252,249	USD	221,938	EUR	GSI	4/20/2022	2,444
31,603,850	USD	23,347,597	GBP	CITI	4/20/2022	216,736
1,646,279	USD	1,216,202	GBP	CITI	4/20/2022	11,290
230,628	USD	169,285	GBP	GSI	4/20/2022	3,052
238,982,467	HUF	642,599	EUR	BB	3/8/2022	30,176
226,221,745	HUF	632,573	EUR	CITI	3/8/2022	1,260
182,299,275	HUF	490,381	EUR	GSI	3/8/2022	22,797
1,295,716	USD	1,552,254,984	KRW	CITI	2/7/2022	8,118
1,295,165	USD	1,552,254,984	KRW	GSI	2/28/2022	8,535
639,746,900	KZT	1,439,736	USD	GSI	3/31/2022	11,523
176,388,414	KZT	397,854	USD	MS	4/20/2022	83
6,746,866	MXN	317,870	USD	GSI	3/16/2022	6,878
14,835,528	MXN	696,866	USD	HSBC	3/16/2022	17,213
770,161	USD	15,904,410	MXN	JPM	3/16/2022	4,633
5,495,122	PEN	1,339,834	USD	GSI	3/16/2022	83,199
65,813,314	PHP	1,283,336	USD	GSI	2/7/2022	6,395
2,954,741	PLN	641,345	EUR	CITI	3/18/2022	565
1,075,266	PLN	233,350	EUR	MS	3/18/2022	254
9,072,132	RON	1,806,179	EUR	GSI	4/6/2022	18,706
501,455	RON	99,779	EUR	JPM	4/6/2022	1,098
32,153,726	RUB	396,862	USD	JPM	3/16/2022	14,079
306,266	USD	23,709,116	RUB	CITI	3/16/2022	3,252
85,660	USD	6,457,600	RUB	GSI	3/16/2022	3,129
586,258	USD	45,429,166	RUB	MS	3/16/2022	5,651
585,126	USD	45,429,166	RUB	MS	3/16/2022	4,518
26,811,633	TRY	1,861,752	USD	BB	4/21/2022	67,425
667,865	USD	10,244,978	ZAR	BB	3/16/2022	5,237
707,210	USD	10,930,356	ZAR	CITI	3/16/2022	253
17,460,430	ZAR	1,082,036	USD	GSI	3/16/2022	47,275
4,625,913	ZAR	286,914	USD	JPM	3/16/2022	12,282
11,296,789	ZAR	728,407	USD	JPM	3/16/2022	2,250
3,850,524	ZAR	240,252	USD	SCB	3/16/2022	8,793
Total unrealized appreciation						$2,875,728

1,081,673	USD	5,794,957	BRL	GSI	2/2/2022	(9,635)
321,736	USD	1,774,629	BRL	GSI	2/2/2022	(12,462)
731,927	USD	4,020,328	BRL	JPM	2/2/2022	(25,182)
176,785	USD	1,026,554	BRL	CITI	3/3/2022	(15,154)
657,725	USD	3,766,397	BRL	CITI	3/3/2022	(46,492)
773,839	USD	4,335,125	BRL	GSI	3/3/2022	(36,715)
761,688	USD	973,653	CAD	CITI	2/28/2022	(4,266)
1,943,821	USD	1,588,587,627	CLP	GSI	2/10/2022	(38,102)
25,190,925,000	COP	6,365,202	USD	GSI	3/4/2022	(7,429)
757,223,994	COP	191,746	USD	CITI	3/16/2022	(907)
761,947	USD	3,078,264,831	COP	GSI	3/16/2022	(13,852)
234,201	USD	943,595,862	COP	JPM	3/16/2022	(3,609)
6,278,370	DKK	959,526	USD	CITI	4/20/2022	(9,761)
2,912	EUR	74,734	CZK	HSBC	3/16/2022	(160)

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

631,017	EUR	15,536,835	CZK	JPM	3/16/2022	(4,475)
636,615	EUR	15,703,373	CZK	MS	3/16/2022	(5,834)
90,653	EUR	102,532	USD	CITI	2/3/2022	(686)
297,843	EUR	337,097	USD	GSI	2/3/2022	(2,478)
169,532	EUR	191,595	USD	JPM	2/3/2022	(1,131)
159,258	EUR	180,192	USD	JPM	2/3/2022	(1,270)
135,366	EUR	154,840	USD	JPM	2/3/2022	(2,760)
226,433	EUR	257,568	USD	JPM	2/3/2022	(3,177)
149,378	EUR	171,125	USD	JPM	2/3/2022	(3,303)
454,876	EUR	515,882	USD	JPM	2/3/2022	(4,841)
275,759	EUR	311,967	USD	SCB	2/3/2022	(2,159)
226,797	EUR	255,876	USD	JPM	3/3/2022	(932)
57,180	EUR	65,175	USD	SCB	3/3/2022	(898)
240,017	EUR	278,734	USD	SCB	4/6/2022	(8,687)
1,212,535	EUR	1,377,840	USD	CITI	4/20/2022	(13,055)
7,403,437	EUR	8,412,748	USD	CITI	4/20/2022	(79,713)
2,645,517	EUR	3,004,080	USD	GSI	4/20/2022	(26,384)
8,654,905	EUR	9,836,957	USD	GSI	4/20/2022	(95,316)
503,849	EUR	180,438,303	HUF	CITI	3/8/2022	(1,795)
636,986	EUR	229,792,794	HUF	CITI	3/8/2022	(7,546)
704,351	EUR	260,993,639	HUF	CITI	3/8/2022	(30,070)
636,897	EUR	230,142,718	HUF	GSI	3/8/2022	(8,748)
460,523	EUR	170,352,529	HUF	GSI	3/8/2022	(18,741)
4,377,169	EUR	20,328,996	PLN	GSI	3/8/2022	(48,776)
194,364	EUR	978,367	RON	CITI	4/6/2022	(2,490)
514,867	EUR	2,591,346	RON	CITI	4/6/2022	(6,520)
1,178,459	EUR	5,927,281	RON	CITI	4/6/2022	(14,031)
280,964	USD	250,477	EUR	CITI	4/6/2022	(852)
2,065,395	GBP	2,801,027	USD	CITI	4/20/2022	(24,433)
720,245	GBP	976,546	USD	GSI	4/20/2022	(8,292)
1,057,516	USD	15,298,978,625	IDR	CITI	4/14/2022	(3,985)
2,422,218	ILS	775,879	USD	CITI	2/28/2022	(10,303)
4,002,956	ILS	1,279,153	USD	JPM	2/28/2022	(13,962)
1,552,254,984	KRW	1,295,968	USD	GSI	2/7/2022	(8,370)
2,480,250,000	KRW	2,087,946	USD	GSI	2/10/2022	(30,647)
227,394	USD	4,854,738	MXN	CITI	3/16/2022	(6,280)
43,302	USD	935,877	MXN	GSI	3/16/2022	(1,745)
744,282	USD	15,587,059	MXN	JPM	3/16/2022	(5,970)
182,764	USD	709,487	PEN	GSI	3/16/2022	(967)
1,279,444	USD	65,813,314	PHP	GSI	2/7/2022	(10,287)
1,280,265	USD	65,813,314	PHP	GSI	2/28/2022	(5,610)
2,277,658	PLN	500,198	EUR	GSI	3/8/2022	(5,531)
2,878,548	PLN	634,578	EUR	GSI	3/8/2022	(9,709)
17,998,850	PLN	3,959,349	EUR	GSI	3/18/2022	(55,690)
37,388,571	RUB	492,875	USD	CITI	3/16/2022	(15,030)
31,600,854	RUB	418,152	USD	GSI	3/16/2022	(14,277)
31,575,848	RUB	418,022	USD	GSI	3/16/2022	(14,467)
57,700,506	RUB	771,398	USD	HSBC	3/16/2022	(33,957)
711,943	USD	23,962,561	THB	GSI	3/21/2022	(7,667)
402,092	USD	5,666,846	TRY	BB	4/21/2022	(5,654)
732,362	USD	11,433,431	ZAR	HSBC	3/16/2022	(7,133)
771,924	USD	12,176,045	ZAR	HSBC	3/16/2022	(15,602)
656,215	USD	10,320,007	ZAR	JPM	3/16/2022	(11,266)
11,085,588	ZAR	722,530	USD	GSI	3/16/2022	(5,533)
5,960,969	ZAR	391,046	USD	JPM	3/16/2022	(5,501)
Total unrealized depreciation						$(958,262)
Total net unrealized appreciation						$1,917,466

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

Bond forward contracts (“bond forwards”)

At January 31, 2022, bond forwards for the Fund were as follows:

Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2030	$7,193,307	3/16/2022	$38,307
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 2/15/2050	2,358,847	3/16/2022	33,847
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/2044	3,592,320	3/16/2022	42,320
Total unrealized appreciation				$114,474
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 4/15/2023	5,696,085	3/16/2022	$(53,915)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 1/15/2024	4,460,059	3/16/2022	(39,941)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/2025	5,792,483	3/16/2022	(32,517)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 4/15/2025	3,780,471	3/16/2022	(19,529)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.38%, due 1/15/2027	4,723,211	3/16/2022	(6,789)
GSI	U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/2029	3,693,321	3/16/2022	(6,679)
Total unrealized depreciation				$(159,370)
Total net unrealized depreciation				$(44,896)

Credit default swap contracts ("credit default swaps")

At January 31, 2022, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	iTraxx Europe Crossover Ser. 36 V.1	EUR	950,000	5.00%	3M	12/20/2026	$(87,213)	$(11,901)	$(7,385)	$(106,499)

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index Ser. 37 V.1	USD	105,375,000	5.00%	3M	12/20/2026	$8,168,881	$(578,193)	$643,958	$8,234,646
ICE CC	CDX North America Investment Grade Index Ser. 37 V.1	USD	4,500,000	1.00%	3M	12/20/2026	83,907	2,660	5,500	92,067
ICE CC	iTraxx Europe Crossover Ser. 36 V.1	EUR	3,750,000	5.00%	3M	12/20/2026	344,261	46,968	29,150	420,379
Total							$8,597,049	$(528,565)	$678,608	$8,747,092

Interest rate swap contracts ("interest rate swaps")

At January 31, 2022, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate		Effective Rate(a)	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	AUD	2,259,700	Receive	6M BBR-BBSW	1.92%		—	6M/6M	2/1/2027	$(879)	$(74)	$(953)
LCH	EUR	206,577	Receive	6M EURIBOR	0.05%		—	6M/1Y	4/13/2031	8,089	(457)	7,632
LCH	GBP	2,500,000	Pay	1D SONIA	1.02%		—	6M/6M	11/4/2024	(32,150)	43,370	11,220
LCH	GBP	790,000	Receive	1D SONIA	0.98%		—	6M/6M	11/4/2031	24,267	(256,098)	(231,831)
LCH	GBP	2,600,000	Pay	1D SONIA	0.95%		—	1Y/1Y	11/4/2024	(39,961)	11,730	(28,231)
LCH	GBP	790,000	Receive	1D SONIA	0.85%		—	1Y/1Y	11/4/2031	36,586	(183,115)	(146,529)
LCH	JPY	125,000,000	Receive	6M JPY LIBOR	0.00	%(b)	—	6M/6M	5/19/2022	(178)	(121)	(299)
LCH	JPY	125,000,000	Receive	1D TONA	0.00	%(b)	—	6M/6M	5/19/2022	(100)	(1,650)	(1,750)
LCH	JPY	125,000,000	Receive	1D TONA	0.03%		—	6M/6M	11/19/2026	589	(114)	475
LCH	NZD	11,818,080	Pay	3M BBR-FRA	2.44%		2/2/2022	3M/6M	2/2/2024	(3,612)	—	(3,612)
LCH	SEK	35,580,554	Receive	3M STIBOR	0.44%		2/2/2022	3M/1Y	2/2/2024	433	—	433
Total										$(6,916)	$(386,529)	$(393,445)

(a)	Forward swap. Effective date reflects the date interest accruals will commence.

(b)	Zero coupon swap.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

Inflation swap contracts ("inflation swaps")

At January 31, 2022, the Fund had outstanding inflation swaps as follows:

Centrally cleared inflation swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	1,600,000	Pay	CPTFEMU	1.15%	T/T	4/15/2024	$(122,634)	$20,722	$(101,912)
LCH	EUR	1,600,000	Receive	FRCPXTOB	0.95%	T/T	4/15/2024	(98,082)	179,084	81,002
LCH	EUR	670,000	Receive	CPTFEMU	1.42%	T/T	4/15/2031	(30,005)	96,909	66,904
Total								$(250,721)	$296,715	$45,994

At January 31, 2022, the Fund had $552,061 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

Total return swap contracts ("total return swaps")

At January 31, 2022, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps — Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	339,588,303	2/10/2022	(0.95)%	(1.00)%	SOFR	T/T	$(4,971,541)	$(173,103)	$(5,144,644)
JPM	iShares iBoxx $ High Yield Corp. Bond ETF	USD	19,057,500	4/20/2022	(1.30)%	(1.35)%	SOFR	T/T	(164,250)	(4,874)	(169,124)
Total									$(5,135,791)	$(177,977)	$(5,313,768)

(a) The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.

(b) Effective rate at January 31, 2022.

(c) Basis swap with a variable rate.

At January 31, 2022, the Fund had cash collateral of $4,360,000 and $80,000 deposited in segregated accounts for Goldman Sachs International and JPMorgan Chase Bank N.A., respectively and cash collateral of $70,000 and $50,000 received from Barclays Bank PLC and Morgan Stanley Capital Services LLC, respectively, to cover collateral requirements on over-the-counter derivatives.

Purchased option contracts ("options purchased")

At January 31, 2022, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call
Exchange Traded Funds
iShares iBoxx $ High Yield Corp. Bond ETF(a)	300	$2,541,000	$85	2/18/2022	$12,525
Total options purchased (cost $9,600)					$12,525

(a)  Over-the-counter option. Counterparty is JPM.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

Written option contracts ("options written")

At January 31, 2022, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Put
Exchange Traded Funds
iShares iBoxx $ High Yield Corp. Bond ETF(a)	300	$(2,541,000)	$82	2/18/2022	$(8,450)
Total options written (premium received $9,900)					$(8,450)

(a)  Over-the-counter option. Counterparty is JPM.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2022:

Asset Valuation Inputs	Level 1	Level 2	Level 3(c)	Total
Investments:
Loan Assignments
Health Care	$—	$31,639,955	$2,755,459	$34,395,414
Steel	—	648,550	775,542	1,424,092
Other Loan Assignments(a)	—	186,930,086	—	186,930,086
Total Loan Assignments	—	219,218,591	3,531,001	222,749,592
U.S. Treasury Obligations	—	705,357,126	—	705,357,126
U.S. Government Agency Securities	—	2,928,611	—	2,928,611
Mortgage-Backed Securities(a)	—	991,523,324	—	991,523,324
Corporate Bonds(a)	—	1,386,335,462	—	1,386,335,462
Convertible Bonds(a)	—	2,399,003	—	2,399,003
Municipal Notes(a)	—	40,953,482	—	40,953,482
Asset-Backed Securities	—	202,542,586	—	202,542,586
Foreign Government Securities(a)	—	148,127,349	—	148,127,349
Investment Companies	2,357,019	—	—	2,357,019
Options Purchased(b)	—	12,525	—	12,525
Short-Term Investments	—	216,650,538	—	216,650,538
Total Investments	$2,357,019	$3,916,048,597	$3,531,001	$3,921,936,617

(a)	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization.
(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2021	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2022	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2022
Investments in Securities:
Loan Assignments(d)	$3,218	$1	$-	$(4)	$-	$(4)	$1,669	$(1,349)	$3,531	$(4)
Total	$3,218	$1	$-	$(4)	$-	$(4)	$1,669	$(1,349)	$3,531	$(4)

(d)	Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^

(Unaudited) (cont’d)

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of January 31, 2022:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$14,393,000	$—	$—	$14,393,000
Liabilities	(2,105,996)	—	—	(2,105,996)
Forward FX Contracts(a)
Assets	—	2,875,728	—	2,875,728
Liabilities	—	(958,262)	—	(958,262)
Bond Forwards(a)
Assets	—	114,474	—	114,474
Liabilities	—	(159,370)	—	(159,370)
Swaps
Assets	—	8,914,758	—	8,914,758
Liabilities	—	(5,935,384)	—	(5,935,384)
Written Options
Liabilities	—	(8,450)	—	(8,450)
Total	$12,287,004	$4,843,494	$—	$17,130,498

(a)  Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

§	Investments in Affiliates(a) :

Strategic Income	Value at October 31, 2021	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares Held at January 31, 2022	Value at January 31, 2022
Neuberger Berman Global Monthly Income Fund Ltd.	$2,430,881	$-	$-	$(73,862)	$-	$31,621	1,973,605	$2,357,019
Sub-total for affiliates held as of 1/31/22(c)	$2,430,881	$-	$-	$(73,862)	$-	$31,621		$2,357,019

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.

(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by Neuberger Berman Investment Advisers LLC.

(c)	At January 31, 2022, these securities amounted to 0.07% of net assets of the Fund.

^	A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2022

Notes to Schedule of Investments Income Funds

(Unaudited)

In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Core Bond Fund ("Core Bond"), Neuberger Berman Emerging Markets Debt Fund ("Emerging Markets Debt"), Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal High Income Fund ("Municipal High Income"), Neuberger Berman Municipal Impact Fund ("Municipal Impact"), Neuberger Berman Municipal Intermediate Bond Fund ("Municipal Intermediate Bond"), Neuberger Berman Short Duration Bond Fund ("Short Duration") and Neuberger Berman Strategic Income Fund (“Strategic Income”) (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange-traded funds ("ETFs") and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and Other Market Information.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds

(Unaudited) (cont’d)

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of bond forward contracts is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).

The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).

The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

The value of total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with a readily determinable fair value are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Trust's Board of Trustees (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds

(Unaudited) (cont’d)

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Services (“ICE”) to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), which establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act, which is the threshold for determining whether a fund must fair value a security. The rule became effective on March 8, 2021, however, the SEC adopted an eighteen-month transition period beginning from the effective date. Management is currently evaluating the rule.

The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of January 31, 2022, the value of unfunded loan commitments were $3,211,257, $223,232 and $967,712 for Floating Rate Income, High Income and Strategic Income, respectively, pursuant to the following loan agreements:

Floating Rate Income

Borrower	Principal Amount	Value
Athenahealth, Inc., Term Loan DD, (SOFR + 3.50%), due 1/26/2029(c)	$646,377	$643,281
Aveanna Healthcare, LLC, Term Loan DD, (USD LIBOR + 3.75%), due 7/17/2028(c)	286,792	285,462
CMBF, LLC, Term Loan DD, (3M USD LIBOR + 6.50%), 6.50%, due 8/2/2028(a)	561,927	557,712	(b)
Confluent Health, LLC, Term Loan DD, (3M USD LIBOR + 2.00%), 2.00%, due 11/30/2028(a)	222,124	221,198
DexKo Global, Inc., Term Loan DD, (3M USD LIBOR + 1.88%), 1.88%, due 10/4/2028(a)	34,756	34,683
DiversiTech Holdings, Inc., Term Loan DD, (3M USD LIBOR + 3.75%), due 12/16/2028(c)	122,571	122,380
FCG Acquisitions, Inc., Second Lien Term Loan DD, (3M USD LIBOR + 6.75%), 6.75%, due 3/30/2029(a)	143,000	144,073
FCG Acquisitions, Inc., Term Loan DD, (3M USD LIBOR + 3.75%), 3.75%, due 3/31/2028(a)	105,604	105,604
Intelsat Jackson Holdings S.A., Term Loan DIP, (3M USD LIBOR + 4.75%), 5.75%, due 10/13/2022(a)	168,333	168,333
Medical Solutions Holdings, Inc., Term Loan DD, (3M USD LIBOR + 1.75%), 1.75%, due 11/1/2028(a)	196,000	195,602
National Mentor Holdings, Inc., Term Loan DD, (3M USD LIBOR + 3.75%), 3.75%, due 3/2/2028(a)	41,672	41,197
Pro Mach Group, Inc., Term Loan DD, (3M USD LIBOR + 4.00%), 4.00%, due 8/31/2028(a)	184,358	184,767
Refficiency Holdings, LLC, Term Loan DD, (3M USD LIBOR + 3.75%), 3.75%, due 12/16/2027(a)	220,118	219,623
Service Logic Acquisition, Inc., Term Loan DD, (3M USD LIBOR + 4.00%), 4.00%, due 10/29/2027(a)	35,396	35,307	(b)
Sovos Compliance, LLC, Term Loan DD, (3M USD LIBOR + 4.50%), 4.50%, due 8/11/2028(a)	167,140	167,802
Trident TPI Holdings, Inc., Term Loan DD, (3M USD LIBOR + 4.00%), 4.00%, due 9/15/2028(a)	84,173	84,233

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds

(Unaudited) (cont’d)

High Income

Borrower	Principal Amount	Value
Service Logic Acquisition, Inc., Term Loan DD, (3M USD LIBOR + 4.00%), 4.00%, due 10/29/2027(a)	$223,791	$223,232	(b)

Strategic Income

Borrower	Principal Amount	Value
Athenahealth, Inc., Term Loan DD, (USD LIBOR+ 3.50%), due 2/11/2026(c)	$325,362	$323,804
Aveanna Healthcare, LLC, Term Loan DD, (USD LIBOR + 3.75%), due 7/17/2028(c)	413,208	411,290
Intelsat Jackson Holdings S.A., Term Loan DIP, (3M USD LIBOR + 3.60%), 3.60%, due 10/13/2022(a)	110,000	110,000
Pro Mach Group, Inc., Term Loan DD, (3M USD LIBOR + 0.00%), 0.00%, due 8/31/2028(a)	122,346	122,618

(a)	Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of January 31, 2022.

(b)	Value determined using significant unobservable inputs.

(c)	This security has not settled as of January 31, 2022 and thus may not have an interest rate in effect.

Other matters:

Russia’s Invasion of Ukraine: Russia’s invasion of the Ukraine, and corresponding events in late February 2022, have had, and could continue to have, severe adverse effects on regional and global economic markets for securities and commodities. Following Russia’s actions, various governments, including the United States, have issued broad-ranging economic sanctions against Russia. The current events have, and could continue to have, an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of a Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers. The duration of ongoing hostilities and the vast array of sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Coronavirus: The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility. The development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on global economic and market conditions. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact certain issuers of the securities held by the Funds and in turn, may impact the financial performance of the Funds.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds

(Unaudited) (cont’d)

Legend

Benchmarks:

BBR-BBSW	=	Australian Bank Bill Swap Rate
BBR-FRA	=	New Zealand Bank Bill Swap Rate
BUBOR	=	Budapest Interbank Offer Rate
CETIP	=	Overnight Brazil
CLICP	=	Sinacofi Chile Interbank Rate Average
CNRR007	=	China Fixing Rate Repo Rates 7 Day
CPTFEMU	=	Eurostat Eurozone Harmonised Indices of Consumer Prices Ex Tobacco Unrevised Series NSA
EURIBOR	=	Euro Interbank Offered Rate
EUAMDB10	=	EUR ICE Swap Rate – 10 Year
FRCPXTOB	=	France Consumer Price Index Ex Tobacco
IBRCOL	=	Colombia Overnight Interbank Reference Rate
KLIBOR	=	Kuala Lumpur Interbank Offered Rate
LIBOR	=	London Interbank Offered Rate
MIBOR	=	Mumbai Interbank Offered Rate
MOSPRIME	=	Moscow Prime Offered Rate
PRIBOR	=	Prague Interbank Offer Rate
SOFR	=	Secured Overnight Financing Rate
SOFR30A	=	30 Day Average Secured Overnight Financing Rate
SONIA	=	Sterling Overnight Index Average
STIBOR	=	Stockholm Interbank Offered Rate
TAIBOR	=	Taipei Interbank Offered Rate
TIIE	=	Mexican Interbank Equilibrium Interest Rate
THBFIX	=	Thai Baht Interest Rate Fixing
TONA	=	Tokyo Overnight Average Rate
WIBOR	=	Poland Warsaw Interbank Offer Rate

Currency Abbreviations:

AUD	=	Australian Dollar
BRL	=	Brazilian Real
CAD	=	Canadian Dollar
CLP	=	Chilean Peso
CNH(a)	=	Chinese Yuan Renminbi
CNY(a)	=	Chinese Yuan Renminbi
COP	=	Colombian Peso
CZK	=	Czech Koruna
DKK	=	Danish Krone
DOP	=	Dominican Peso
EGP	=	Egyptian Pound
EUR	=	Euro
GBP	=	Pound Sterling
GHS	=	Ghanaian Cedi
HUF	=	Hungarian Forint
IDR	=	Indonesian Rupiah
ILS	=	Israeli Shekel
INR	=	Indian Rupee
JPY	=	Japanese Yen
KRW	=	South Korean Won
KZT	=	Kazakhstani Tenge
MXN	=	Mexican Peso
MYR	=	Malaysian Ringgit
NZD	=	New Zealand Dollar
PEN	=	Peruvian Nuevo Sol
PHP	=	Philippine Peso
PLN	=	Polish Zloty
RON	=	Romanian New Leu
RUB	=	Russian Ruble
RSD	=	Serbian Dinar
SEK	=	Swedish Krona
THB	=	Thai Baht
TRY	=	Turkish Lira
TWD	=	Taiwan Dollar
UGX	=	Ugandan Shilling
USD	=	United States Dollar
UYU	=	Uruguayan Peso
VND	=	Vietnamese Dong
ZAR	=	South African Rand
ZMW	=	Zambian Kwacha

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds

(Unaudited) (cont’d)

Non-Deliverable Forward Contracts:

BRL	=	Brazilian Real
CLP	=	Chilean Peso
COP	=	Colombian Peso
IDR	=	Indonesian Rupiah
KRW	=	South Korean Won
KZT	=	Kazakhstani Tenge
MYR	=	Malaysian Ringgit
PEN	=	Peruvian Nuevo Sol
PHP	=	Philippine Peso
RUB	=	Russian Ruble
TWD	=	Taiwan Dollar

Counterparties:

BB	=	Barclays Bank PLC
BNP	=	BNP Paribas SA
CITI	=	Citibank, N.A.
DB	=	Deutsche Bank
GSI	=	Goldman Sachs International
HSBC	=	HSBC Bank plc
JPM	=	JPMorgan Chase Bank N.A.
MS	=	Morgan Stanley Capital Services LLC
SCB	=	Standard Chartered Bank
SSB	=	State Street Bank and Trust Company

Clearinghouses:

CME	=	CME Group, Inc.
ICE CC	=	ICE Clear Credit LLC
LCH	=	LCH Clearnet Limited

Index Periods/Payment Frequencies:

1D	=	1 Day
7D	=	7 Days
28D	=	28 Days
1M	=	1 Month
2M	=	2 Months
3M	=	3 Months
6M	=	6 Months
1Y	=	1 Year
T	=	Termination

(a)	There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market, each at a different exchange rate.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.